UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1 Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

June 30, 2014

Distributed by Northern Lights Distributors, LLC

Member FINRA

CHIEF INVESTMENT OFFICER - LETTER TO SHAREHOLDERS

Compass EMP Funds Overview as of June 30, 2014

Reviewing the performance over the past year, Compass EMP is pleased with the overall results of the Compass EMP Funds.  With a total of 16 Mutual Funds, it is expected that some funds will outperform others.  In response to our shareholders, Compass EMP has enhanced two Funds with name and strategy changes – Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (formerly the Compass EMP Commodity Long/Short Strategies Fund) and Compass EMP Market Neutral Income Fund (formerly the Compass EMP Long/Short Fixed Income Fund).

Note: All CEMP Indexes are listed as total return indexes.

US Equity Funds

•

Compass EMP U.S. 500 Volatility Weighted Fund (CFLIX)

The Fund is designed to track the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

The CEMP U.S. Large Cap 500 Volatility Weighted Index outperformed the S&P 500 Index by 0.15% over the last 12 months. CFLIX underperformed the S&P 500 by 1.24%. This is believed to be due primarily to the high weighting of Apple-AAPL in the S&P 500’s overall index return. Any underperformance of CFLIX to its CEMP index is primarily due to the expense ratio and large inflows compared to the Fund's asset level during the strong bull market in 2013. Cash flow was not immediately available to invest, thus causing a negative effect on performance.  However, the cash flow was accounted for in the Fund's return.

•

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund (CHSIX)

The Fund is designed to track the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

The CEMP U.S. Small Cap 500 Volatility Weighted Index outperformed the Russell 2000 Index by 2.28% over the last 12 months. CHSIX outperformed the Russell 2000 Index by 0.67%, this is believed to be primarily due to the CEMP Index’s Industrial sector overweighting. Due to the overweighting to the industrial sector, there was an additional contribution of 2.09% to the overall return of the CEMP Indexes. Any underperformance of CHSIX to its CEMP index is primarily due to the expense ratio and large inflows compared to the Fund's asset level during the strong bull market in 2013. Cash flow was not immediately available to invest, thus causing a negative effect on performance.  However, the cash flow was accounted for in the Fund's return.

US Equity Long/Cash Funds

•

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund (CUHIX)

The Fund is designed to track the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

The CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index outperformed the S&P 500 Index by 0.14% over the last 12 months. The 2.00% underperformance of CUHIX to the S&P 500 Index is believed to be due primarily to the high weighting of Apple-AAPL in the S&P 500’s overall index return.  Any underperformance of CUHIX to its CEMP index is primarily due to the expense ratio and large inflows compared to the Fund's asset level during the strong bull market in 2013. Cash flow was not immediately available to invest, thus causing a negative effect on performance.  However, the cash flow was accounted for in the Fund's return. As of June 30, 2014, the long/cash enhancement that is a part of CUHIX kept the Fund at a full 100% equity allocation.

•

Compass EMP REC Enhanced Volatility Weighted Fund (CWRIX)

The Fund is designed to track the performance of the CEMP U.S. REIT 100 Long/Cash Volatility Weighted Index before expenses.

The CEMP U.S. REIT 100 Long/Cash Volatility Weighted Index underperformed the Dow Jones U.S. Select REIT Index by 4.69% over the last 12 months. The 5.92% underperformance of CWRIX to the Dow Jones U.S. Select REIT Index was primarily due to the long/cash component triggering a change to a 25% equity allocation beginning in July of 2013 and subsequent reallocation back to a 100% equity position beginning in March of 2014. As of June 30, 2014, the long/cash enhancement that is a part of CWRIX kept the Fund at a full 100% equity allocation.

International Funds

•

Compass EMP International 500 Volatility Weighted Fund (CTIIX)

The Fund is designed to track the performance of the CEMP International 500 Volatility Weighted Index before expenses.

The CEMP Index outperformed the MSCI EAFE by 5.69% over the last 12 months. The CTIIX outperformed the MSCI EAFE Index by 3.37. The MSCI EAFE Index does not hold any positions in Canada, which added an additional 1.11% of contribution to return to the CEMP Index and an additional 1.71% of contribution to return was due to an additional 4% weighting in Sweden compared to the MSCI EAFE Index. Any underperformance of CTIIX to its CEMP index is primarily due to the expense ratio and large inflows compared to the Fund's asset level during the strong bull market in 2013. Cash flow was not immediately available to invest, thus causing a negative effect on performance.  However, the cash flow was accounted for in the Fund's return.

•

Compass EMP Emerging Market 500 Volatility Weighted Fund (CMKIX)

The Fund is designed to track the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

The CEMP Emerging Market 500 Volatility Weighted Index underperformed the Dow Jones Emerging Market Index by 2.86% over the last 12 months. The 5.21% underperformance of CMKIX to the Dow Jones Emerging Market Index was primarily due to market cap weighting of the Dow Jones Emerging Market Index. The largest 25% of the stocks in the CEMP Index was 29.9% of the overall weighting. The largest 25% of the stocks in the Dow Jones Index was 64.5% of the overall weighting. This underweighting of the largest 25% of the stocks in the CEMP Index had a negative impact of -6.21% of contribution to overall return compared to the return of the DJ Index. An additional contributing factor is India stocks; the Fund invests the India exposure in the Wisdom Tree India Earnings ETF. Due to India regulation and excessive local taxes, the Fund does not invest in the actual India stocks of the CEMP Index at this time.

International Long/Cash Funds

•

Compass EMP International 500 Enhanced Volatility Weighted Fund (CVHIX)

The Fund is designed to track the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

The CEMP International 500 Long/Cash Volatility Weighted Index outperformed the MSCI EAFE by

5.69% over the last 12 months. The CVHIX outperformed the MSCI EAFE Index by 2.66%.

The MSCI EAFE Index does not hold any positions in Canada, which added an additional 1.11% of contribution to return to the CEMP Index and an additional 1.71% of contributions to return was due to an additional 4% weighting in Sweden compared to the MSCI EAFE Index. Any underperformance of CTIIX to its CEMP index is primarily due to the expense ratio and large inflows compared to the Fund's asset level during the strong bull market in 2013. Cash flow was not immediately available to invest, thus causing a negative effect on performance.  However, the cash flow was accounted for in the Fund's return.

As of June 30, 2014, the long/cash enhancement that is a part of CVHIX kept the Fund at a full 100%

equity allocation.

Fixed Income Funds

•

Compass EMP Ultra Short-Term Fixed Income Fund (COFIX)

The Fund is designed to invest in cash equivalent fixed income instruments which average 12 months or less in maturity. This Fund is designed to provide a higher yield compared to money market funds and the 90-day Treasury Bill.

The Ultra Short-Term Fixed Income Fund continues to have a steady net asset value due to the purchase of high quality certificates of deposits and commercial paper. The average maturity as of June 30, 2014, was approximately 129 days.

Fixed Income Long/Cash Funds

•

Compass EMP Enhanced Fixed Income Fund (CEBIX)

The Fund attempts to enhance the return and minimize downside risks compared to traditional global Treasury bonds. The Fund seeks to achieve its total return objective by investing in global Treasury bond futures, and ultra short-term certificates of deposits (CDs), commercial paper, corporate bonds with non-collateral futures cash in an attempt to enhance total return.

The Fund outperformed the Barclays U.S. Government Intermediate Index by 0.71% over the last 12 months. The outperformance of CEBIX to the Barclays U.S. Government Intermediate Index was due to the inclusion of international Treasury futures positions that outperformed U.S. Treasuries and a longer duration than the index during a period where interest rates on balance moved lower.  The Fund employs a long/cash enhancement on each of the Treasury futures markets where it is invested. As of June 30, 2014, the long/cash strategy was 100% invested in each Treasury futures market it targets except for U.S. Treasury futures, where it was 25% invested and 75% in cash.

Alternative Funds

•

Compass EMP Commodity Strategies Volatility Weighted Fund (CCOIX)

The Fund is designed to track the performance of the CEMP Commodity Volatility Weighted Index before expenses.

The CEMP Commodity Volatility Weighted Index outperformed the Bloomberg Commodity Index (formerly the Dow Jones-UBS Commodity Index) by 2.55% over the last 12 months. Factoring in its expense ratio, CCOIX added additional return due to enhanced cash collateral management relative to the Treasury Bill return assumed in the CEMP Commodity Index calculation methodology. The excess collateral held for futures positions in CCOIX is available to invest in the marketplace at yields above U.S. Treasury Bills, creating positive excess return relative to the CEMP Index. It is assumed that CCOIX outperformed its peer group because of its larger allocation to livestock futures, which outperformed other segments of commodity markets for the prior 12 months.

•

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (CCNIX)

The Fund is designed to track the performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses. Note, the benchmarks used in this letter, the CEMP  Commodity  Long/Cash  Volatility  Weighted  Index  and  the  Bloomberg Commodity Index, are different from the one used in the Annual Report, the Barclays CTA Index.  This is because the Chief Investment Officer feels the benchmarks used in this letter provide a more useful comparison for the Fund.  The performance for the CEMP  Commodity  Long/Cash  Volatility  Weighted  Index  and  the  Bloomberg Commodity Index are provided below.

The CEMP Commodity Long/Cash Volatility Weighted Index underperformed the Bloomberg Commodity Index (formerly the Dow Jones-UBS Commodity Index) by 2.92% over the last 12 months. The CEMP Index underperformance was due to a 50% cash position for the long/cash enhancement during the period as broad commodity markets were up 8-10%. The Fund also underperformed its CEMP Index over the last 12 months due to its strategy change in February of 2014. In the third quarter of 2013, the Fund underperformed as the long/short commodity fund and did not track its current CEMP Index. CCNIX has tracked its index ever since its strategy change. It is assumed that CCNIX underperformed its peer group because of its 50% allocation to cash as the category rose during the prior 12 months as well as a strategy change during the period from a long/short strategy to a long/cash strategy. As of June 30, the long/cash enhancement that is a part of CCNIX kept the Fund at a 50% allocation to commodity futures and 50% in cash. The CEMP Commodity Long/Cash Volatility Weighted Index is still below -10% from its all time highs.

•

Compass EMP Long/Short Strategies Fund (CHLIX)

The Fund is designed to track the performance of the CEMP U.S. Equity Long/Short Index before expenses.

CHLIX continues to maintain 100% Long and 40% Short (60% Net Long) exposure to the market.  This allocation is designed to achieve superior risk adjusted returns and lower correlations compared to typical fully invested equity portfolios.

The Fund is temporarily shorting the S&P 500 Index Futures until an Index Swap can be established on the CEMP US 100 Short Index. This temporary position is necessary in an attempt to reduce the cost of shorting stocks.

•

Compass EMP Market Neutral Income Fund (CBHIX)

The Fund is designed to track the CEMP U.S. High Dividend 100, CEMP International High Dividend 100 and CEMP Emerging Market High Dividend 100 Volatility Weighted Indexes for income exposure while neutralizing the market risks with shorting highly correlated equity index futures. The Fund seeks to achieve bond-like volatility while producing high income with low correlation to the global stock and bond markets

CBHIX underperformed the Barclay Equity Market Neutral Index over the last 12 months due to zero to minimal equity exposure, yet has outperformed so far in 2014. CBHIX also underperformed the Barclays Aggregate Bond Index due to no bond exposure. US Bonds have increased so far in 2014 due to rising interest rates. Conversely, US Bonds decreased in 2013 due to declining interest rates.

CBHIX has outperformed the Market Neutral peer group so far in 2014.

As of February 3, 2014, the Fund name and investment strategy changed from the Compass EMP Long/Short Fund to the Compass EMP Market Neutral Income Fund. From the Fund’s inception to February 2, 2014, the Fund invested in long/short global Treasury futures.

•

Compass EMP Alternative Strategies Fund (CAIAX)

The Fund is designed to be a core portfolio of multiple alternative asset classes in an attempt to provide lower correlation than traditional stock and bond portfolios.

CAIAX outperformed the Barclay Hedge Fund of Fund Index and the Multi-Alternative peer group.

Asset Allocation Funds

•

Compass EMP Multi-Asset Balanced Fund (CTMAX)

The Fund is designed as a moderate asset allocation Fund offering exposure to multiple asset classes within one mutual fund. The Fund’s rules-based methodology is designed to provide global diversification while attempting to minimize downside risks through traditional long/cash and alternative long/short investments. This Fund is expected to perform differently than traditional stock and bond balanced funds due to its exposure to alternative asset classes.

CTMAX outperformed is conservative peer group over the last 12 months due to its additional exposure to global equities and the CEMP Volatility Weighted Indexes.

•

Compass EMP Multi Asset Growth Fund (LTGAX)

The Fund is a global stock asset allocation Fund with exposure to multiple equity asset classes within one mutual fund. The Fund is designed to volatility-weight global equity markets through the long only and Long/Cash CEMP Volatility Weighted Index based funds

LTGAX outperformed is moderate peer group over the last 12 months due to its additional exposure to global equities and the CEMP Volatility Weighted Indexes.

On behalf of the entire Compass EMP Funds team, we appreciate and are grateful for the continued trust that you place in us.

Thank you,

Stephen M. Hammers, CIMA®,

Chief Investment Officer

---------------------------------------------------

Please note holdings are subject to change and should not be considered investment advice. Each of these asset classes has its own set of investment characteristics and risks and investors should consider these risks carefully prior to making any investments. Performance displayed represents past performance, which is no guarantee of future results.

Long is buying a security such as a stock, commodity or currency, with the expectation that the asset will rise in value. Short is the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value. REIT (real estate investment trust) is a company that owns, and in some cases, operates income-producing real estate. REITs own many types of commercial real estate, ranging from office and apartment buildings to warehouses, hospitals, shopping centers, hotels and even timberlands. An exchange-traded fund (ETF) is an investment fund traded on stock exchanges. An ETF holds assets such as stocks, commodities, or bonds, and trades close to its net asset value over the course of the trading day.

Indexes are unmanaged, statistical composites and their returns do not include payment of any sales charges or fees an investor would pay to purchase the securities they represent (excluding Hedge Fund Indexes).  Such costs would lower performance.  It is not possible to invest directly in an index.

Fee Disclosure:

Fund	Gross Fee	Net Fee	Note:
CFLIX	1.39%	0.96%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 0.95% for Class I through December 31, 2014.   With out these waivers, the Fund's total annual operating expenses would be 1.39%.

CHSIX	1.96%	1.01%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.00% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 1.96%.

CUHIX	1.65%	1.36%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.35% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 1.65%.

CWRIX	1.75%	1.16%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.15% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 1.75%.

CTIIX	3.43%	1.16%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.15% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 3.43%.

CMKIX	8.16%	1.29%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.20% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 8.16%.

CVHIX	3.36%	1.42%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.40% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 3.36%.

CCOIX	1.33%	1.20%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.15% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 1.33%.

CCNIX	1.52%	1.41%

The Advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating net expense ratios (without acquired expenses) at 1.35% for Class I through December 31, 2014. With out these waivers, the Fund's total annual operating expenses would be 1.52%.

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund – updated benchmarks

June 30, 2014

The Fund's performance figures for the year ended June 30, 2014, compared to its benchmarks:

One Year   Since Inception

Commodity Strategies Enhanced Volatility Weighted Fund – Class I

  2.02%

-2.50%

CEMP Commodity Long/Cash Volatility Weighted Index

  5.29%

-0.99%

Bloomberg Commodity Index

  8.21%

-3.50%

The S&P 500 Index is a market-cap weighted index composed of the common stocks of 500 leading companies. The Russell 2000 Index is a market-cap weighted index composed of 2000 U.S. small-cap common stocks. The MSCI EAFE Index consists of the most widely held stocks in foreign developed markets (as defined by MSCI) weighted based on their float-adjusted market capitalization. Dow Jones U.S. Select REIT (DWRTF) index is designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.  It represents equity real estate investment trusts (REITs) and real estate operating companies (REOCs) traded in the U.S. The index is a subset of the Dow Jones Americas Select RESISM and includes only REITs and REIT-like securities. Dow Emerging Markets Index covers approximately 95% of the market capitalization of the represented countries. The industry indexes are created according to definitions used by Dow Jones Indexes’ proprietary classification system and are maintained at both the country and regional level. More-granular sector indexes are also available. The size-segment indexes (large-cap, mid-cap and small-cap) are defined by cumulative market capitalizations. They are maintained at both the country and regional level. The Barclays US Government: Intermediate Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. The Bloomberg Commodity Index (formerly the Dow Jones-UBS Commodity Index) is a production/liquidity-weighted index consisting of the most widely traded commodities around the world. The Barclay Equity Market Neutral Index is designed to exploit equity market inefficiencies and usually involves being simultaneously long and short matched equity portfolios of the same size within a country. The

Barclay Hedge Fund of Funds (FoF) Index is a measure of the average return of all FoFs in the Barclay database.  The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
U.S. 500 Volatility Weighted Fund - Class A without sales charge	23.00%	25.92%
U.S. 500 Volatility Weighted Fund - Class A with sales charge	15.88%	21.38%
U.S. 500 Volatility Weighted Fund - Class C	22.13%	24.99%
U.S. 500 Volatility Weighted Fund - Class I	23.36%	26.29%
U.S. 500 Volatility Weighted Fund - Class T without sales charge	22.71%	25.61%
U.S. 500 Volatility Weighted Fund - Class T with sales charge	18.46%	22.89%
S&P 500 Total Return Index (2)	24.61%	26.63%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)	24.75%	27.85%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.64%, 2.39%, 1.39% and 1.89% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index and the CEMP U.S. Large Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	97.9%
Collateral for Securities Loaned	9.1%
Money Market	1.9%
Liabilities in Excess of Other Assets	(8.9)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
U.S. Small Cap 500 Volatility Weighted Fund - Class A without sales charge	23.88%	29.25%
U.S. Small Cap 500 Volatility Weighted Fund - Class A with sales charge	16.77%	24.59%
U.S. Small Cap 500 Volatility Weighted Fund - Class C	23.21%	28.37%
U.S. Small Cap 500 Volatility Weighted Fund - Class I	24.32%	29.64%
U.S. Small Cap 500 Volatility Weighted Fund - Class T without sales charge	23.77%	29.01%
U.S. Small Cap 500 Volatility Weighted Fund - Class T with sales charge	19.44%	26.21%
Russell 2000 Total Return Index (2)	23.64%	30.65%
CEMP U.S. Small Cap 500 Volatility Weighted Index (2)	25.92%	32.33%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 2.21%, 2.96%, 1.96% and 2.46% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Russell 2000 Total Return Index and the CEMP U.S. Small Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.0%
Collateral for Securities Loaned	12.3%
Money Market Fund	1.6%
Liabilities in Excess of Other Assets	(11.9)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
International 500 Volatility Weighted Fund - Class A without sales charge	23.43%	21.06%
International 500 Volatility Weighted Fund - Class A with sales charge	16.37%	16.69%
International 500 Volatility Weighted Fund - Class C	22.49%	20.19%
International 500 Volatility Weighted Fund - Class I	23.70%	21.36%
International 500 Volatility Weighted Fund - Class T without sales charge	23.12%	20.80%
International 500 Volatility Weighted Fund - Class T with sales charge	18.86%	18.18%
MSCI EAFE Index (2)	20.33%	18.32%
CEMP International 500 Volatility Weighted Index (2)	26.02%	25.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 3.68%, 4.43%, 3.43% and 3.93% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE and the CEMP International 500 Volatility Weighted Indexes are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	99.0%
Money Market Fund	3.3%
Collateral for Securities Loaned	0.2%
Liabilities in Excess of Other Assets	(2.5)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Emerging Market 500 Volatility Weighted Fund - Class A without sales charge	10.57%	5.13%
Emerging Market 500 Volatility Weighted Fund - Class A with sales charge	4.25%	1.33%
Emerging Market 500 Volatility Weighted Fund - Class C	9.77%	4.41%
Emerging Market 500 Volatility Weighted Fund - Class I	10.68%	5.31%
Emerging Market 500 Volatility Weighted Fund - Class T without sales charge	10.24%	4.85%
Emerging Market 500 Volatility Weighted Fund - Class T with sales charge	6.41%	2.57%
Dow Jones Emerging Markets Index (2)	15.99%	8.72%
CEMP Emerging Market 500 Volatilty Weighted Index TR (2)	13.13%	8.97%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 8.41%, 9.16%, 8.16% and 8.66% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones Emerging Markets Index and the CEMP Emerging Market 500 Volatility Weighted Index Total Return are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	88.2%
Money Market	10.2%
Exchange Traded Funds - Equity Funds	6.4%
Collateral for Securities Loaned	2.6%
Liabilities in Excess of Other Assets	(7.4)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
REC Enhanced Volatility Weighted Fund - Class A without sales charge	7.14%	11.25%
REC Enhanced Volatility Weighted Fund - Class A with sales charge	1.02%	7.24%
REC Enhanced Volatility Weighted Fund - Class C	6.25%	10.44%
REC Enhanced Volatility Weighted Fund - Class I	7.36%	11.50%
REC Enhanced Volatility Weighted Fund - Class T without sales charge	6.77%	10.39%
REC Enhanced Volatility Weighted Fund - Class T with sales charge	3.08%	8.52%
Dow Jones U.S. Select REIT Index	13.25%	15.38%
CEMP U.S REIT Long/Cash Volatility Weighted Index (2)	8.58%	13.87%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 2.00%, 2.75%, 1.75% and 2.25% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones U.S. Select REIT Index and CEMP U.S. REIT Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
REITS	98.6%
Collateral for Securities Loaned	15.0%
Money Market Funds	0.7%
Common Stock	0.3%
Liabilities in Excess of Other Assets	(14.6)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
U.S. 500 Enhanced Volatility Weighted Fund - Class A without sales charge	22.39%	25.29%
U.S. 500 Enhanced Volatility Weighted Fund - Class A with sales charge	15.40%	20.77%
U.S. 500 Enhanced Volatility Weighted Fund - Class C	21.52%	24.40%
U.S. 500 Enhanced Volatility Weighted Fund - Class I	22.66%	25.57%
U.S. 500 Enhanced Volatility Weighted Fund - Class T without sales charge	22.10%	25.01%
U.S. 500 Enhanced Volatility Weighted Fund - Class T with sales charge	17.86%	22.30%
S&P 500 Total Return Index (2)	24.61%	26.63%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (2)	24.74%	27.85%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.90%, 2.65%, 1.65% and 2.15% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index and the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.5%
Collateral for Securities Loaned	10.5%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(9.8)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Long/Short Strategies Fund - Class A without sales charge	6.37%	6.01%
Long/Short Strategies Fund - Class A with sales charge	0.27%	2.25%
Long/Short Strategies Fund - Class C	5.65%	5.19%
Long/Short Strategies Fund - Class I	6.75%	6.51%
Long/Short Strategies Fund - Class T without sales charge	6.09%	5.98%
Long/Short Strategies Fund - Class T with sales charge	2.33%	3.67%
MSCI World Stock Index (2)	24.71%	24.08%
Barclays Equity Long/Short Index (2) (3)	10.15%	11.11%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 2.10%, 2.85%, 1.85% and 2.35% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays Equity Long/Short Index and the MSCI World Stock Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays Equity Long/Short Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Common Stock	93.8%
Collateral for Securities Loaned	6.8%
Money Market	5.2%
Other Assets Less Liabilities	(5.8)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
International 500 Enhanced Volatility Weighted Fund - Class A without sales charge	22.73%	17.47%
International 500 Enhanced Volatility Weighted Fund - Class A with sales charge	15.65%	13.23%
International 500 Enhanced Volatility Weighted Fund - Class C	21.70%	16.57%
International 500 Enhanced Volatility Weighted Fund - Class I	22.99%	17.67%
International 500 Enhanced Volatility Weighted Fund - Class T without sales charge	22.42%	17.18%
International 500 Enhanced Volatility Weighted Fund - Class T with sales charge	18.12%	14.63%
MSCI EAFE Index (2)	20.33%	18.32%
CEMP International 500 Long/Cash Volatility Weighted Index (2)	26.02%	25.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 3.61%, 4.36%, 3.36% and 3.86% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE Index and the CEMP International 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.5%
Money Market Funds	6.3%
Collateral for Securities Loaned	0.2%
Other Assets Less Liabilities	(5.0)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Commodity Strategies Enhanced Volatility Weighted Fund - Class A without sales charge	1.70%	(2.82)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class A with sales charge	(4.12)%	(6.32)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class C	0.96%	(3.58)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class I	2.02%	(2.50)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class T without sales charge	1.49%	(3.07)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class T with sales charge	(2.06)%	(5.18)%
Barclays CTA Index (2) (3)	0.27%	(0.41)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.77%, 2.52%, 1.52% and 2.02% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays CTA Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays CTA Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Certificates of Deposit	41.9%
Money Market Fund	21.3%
Commercial Paper	17.0%
Bonds & Notes	10.2%
Mutual Funds	4.0%
Other Assets Less Liabilities	5.6%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Commodity Strategies Volatility Weighted Fund - Class A without sales charge	10.38%	(1.37)%
Commodity Strategies Volatility Weighted Fund - Class A with sales charge	4.04%	(4.93)%
Commodity Strategies Volatility Weighted Fund - Class C	9.52%	(2.12)%
Commodity Strategies Volatility Weighted Fund - Class I	10.71%	(1.12)%
Commodity Strategies Volatility Weighted Fund - Class T without sales charge	10.06%	(1.62)%
Commodity Strategies Volatility Weighted Fund - Class T with sales charge	6.22%	(3.76)%
Bloomberg Commodity Index (2)	8.21%	(3.50)%
CEMP Commodity Volatility Weighted Index (2)	10.72%	(0.63)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.58%, 2.33%, 1.33% and 1.83% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Bloomberg Commodity Index and the CEMP Commodity Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	43.4%
Commercial Paper	21.1%
Money Market Fund	16.7%
Certificates of Deposit	7.7%
Mutual Funds	3.9%
Collateral for Securities Loaned	0.4%
Other Assets Less Liabilities	6.8%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP MARKET NEUTRAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Market Neutral Income Fund - Class A without sales charge	1.04%	(0.67)%
Market Neutral Income Fund - Class A with sales charge	(4.79)%	(4.25)%
Market Neutral Income Fund - Class C	0.34%	(1.42)%
Market Neutral Income Fund - Class I	1.44%	(0.30)%
Market Neutral Income Fund - Class T without sales charge	0.85%	(0.91)%
Market Neutral Income Fund - Class T with sales charge	(2.64)%	(3.06)%
Barclays U.S. Government Intermediate Index (2)	1.53%	0.10%
Barclays Global Treasury Ex U.S. Index (2)	8.83%	0.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.40%, 2.15%, 1.15% and 1.65% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	80.7%
Money Market Fund	13.0%
Collateral for Securities Loaned	5.1%
Put Options on Futures Written	(0.2)%
Other Assets Less Liabilities	1.4%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ENHANCED FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Enhanced Fixed Income Fund - Class A without sales charge	2.00%	(0.51)%
Enhanced Fixed Income Fund - Class A with sales charge	(3.84)%	(4.10)%
Enhanced Fixed Income Fund - Class C	1.24%	(1.21)%
Enhanced Fixed Income Fund - Class I	2.25%	(0.26)%
Enhanced Fixed Income Fund - Class T without sales charge	1.76%	(0.68)%
Enhanced Fixed Income Fund - Class T with sales charge	(1.78)%	(2.84)%
Barclays U.S. Government Intermediate Index (2)	1.53%	0.10%
Barclays Global Treasury Ex U.S. Index (2)	8.83%	0.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.05%, 1.80%, 0.80% and 1.30% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	38.6%
Certificates of Deposit	27.8%
Money Market Fund	15.8%
Commercial Paper	12.2%
Mutual Funds	4.1%
Other Assets Less Liabilities	1.5%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Since Inception (1)
Ultra Short-Term Fixed Income - Class A without sales charge	0.30%	0.34%
Ultra Short-Term Fixed Income - Class A with sales charge	(0.69)%	(0.28)%
Ultra Short-Term Fixed Income - Class I	0.61%	0.64%
Citigroup 3-Month Treasury Bill Index (2)	0.04%	0.05%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.08% and 0.83% for Class A and Class I, respectively, per the Fund’s November 1, 2013 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 1.00%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Commercial Paper	54.4%
Certificates of Deposit	47.5%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Three Years	Five Years	Since Inception (1)
Multi-Asset Balanced Fund - Class A without sales charge	11.51%	3.93%	6.48%	7.75%
Multi-Asset Balanced Fund - Class A with sales charge	5.10%	1.91%	5.22%	6.60%
Multi-Asset Balanced Fund - Class C	10.70%	3.17%	5.69%	6.96%
Multi-Asset Balanced Fund - Class T without sales charge	11.18%	3.64%	0.00%	4.23%
Multi-Asset Balanced Fund - Class T with sales charge	7.31%	4.43%	0.00%	3.42%
S&P 500 Total Return Index (2)	24.61%	16.58%	18.83%	17.66%
Barclays Hedge Fund Index (2)	10.77%	5.28%	7.84%	9.15%
Barclays Hedge Fund of Funds Index (2)	7.33%	3.09%	3.85%	4.27%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.46%, 2.21% and 1.71% for Class A, Class C and Class T, respectively, per the Fund’s April 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	60.0%
Asset Allocation Funds	29.6%
Commodity Funds	5.5%
Money Market Fund	4.7%
Other Assets Less Liabilities	0.2%
Total	100.0%

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Three Years	Five Years	Since Inception (1)
Multi-Asset Growth Fund - Class A without sales charge	21.28%	4.70%	8.88%	9.20%
Multi-Asset Growth Fund - Class A with sales charge	14.28%	2.65%	7.61%	8.03%
Multi-Asset Growth Fund - Class C	20.33%	3.91%	8.07%	8.34%
Multi-Asset Growth Fund - Class T without sales charge	20.87%	4.43%	N/A	5.62%
Multi-Asset Growth Fund - Class T with sales charge	16.60%	3.20%	N/A	4.79%
S&P 500 Total Return Index (2)	24.61%	16.58%	18.83%	17.66%
Barclays Hedge Fund Index (2)	10.77%	5.28%	7.84%	9.15%
Barclays Hedge Fund of Funds Index (2)	7.33%	3.09%	3.85%	4.27%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.81%, 2.56% and 2.06% for Class A, Class C and Class T, respectively, per the Fund’s April 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Equity Funds	97.2%
Money Market Fund	2.6%
Other Assets Less Liabilities	0.2%
Total	100.0%

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the year ended June 30, 2014, compared to its benchmarks:

	One Year	Three Years	Since Inception (1)
Alternative Strategies Fund - Class A without sales charge	8.85%	(1.23)%	1.50%
Alternative Strategies Fund - Class A with sales charge	2.62%	(3.16)%	0.17%
Alternative Strategies Fund - Class C	8.11%	(1.94)%	0.72%
Alternative Strategies Fund - Class T without sales charge	8.61%	(1.45)%	1.23%
Alternative Strategies Fund - Class T with sales charge	4.80%	(2.63)%	0.44%
S&P 500 Total Return Index (2)	24.61%	16.58%	15.52%
Barclays Hedge Fund Index (2)	10.77%	5.28%	6.14%
Barclays Hedge Fund of Funds Index (2)	7.33%	3.09%	2.99%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.50%, 2.25% and 1.75% for Class A, Class C and Class T, respectively, per the Fund’s April 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for Class A, C, T and the indexes is December 30, 2009.

(2) The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	30.4%
Equity Funds	30.3%
Asset Allocation Fund	13.4%
Commodity Fund	7.4%
Money Market Fund	6.7%
Certificates of Deposit	5.1%
Commercial Paper	3.3%
Collateral for Securities Loaned	2.3%
Bonds & Notes	1.5%
Fixed Income Fund	0.6%
Liabilities in Excess of Other Assets	(1.0)%
Total	100.0%

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 97.9%
	ADVERTISING - 0.2%
1,421	Omnicom Group, Inc.	$ 101,204

	AEROSPACE/DEFENSE - 1.7%
915	B/E Aerospace, Inc. *	84,628
655	Boeing Co.	83,336
1,035	L-3 Communications Holdings, Inc.	124,976
638	Lockheed Martin Corp.	102,546
881	Northrop Grumman Corp.	105,394
996	Raytheon Co.	91,881
1,318	Rockwell Collins, Inc.	102,989
993	United Technologies Corp.	114,642
		810,392
	AGRICULTURE - 1.3%
3,480	Altria Group, Inc.	145,951
2,009	Archer-Daniels-Midland Co.	88,617
1,985	Lorillard, Inc.	121,025
1,439	Philip Morris International, Inc.	121,322
2,261	Reynolds American, Inc.	136,451
		613,366
	AIRLINES - 0.5%
703	Alaska Air Group, Inc.	66,820
1,589	Delta Air Lines, Inc.	61,526
3,414	Southwest Airlines Co.	91,700
		220,046
	APPAREL - 0.9%
904	Hanesbrands, Inc.	88,990
1,350	NIKE, Inc. - Cl. B	104,693
513	Ralph Lauren Corp.	82,434
828	Under Armour, Inc. - Cl. A * ^	49,258
1,553	VF Corp. ^	97,839
		423,214
	AUTO MANUFACTURERS - 0.7%
5,346	Ford Motor Co.	92,165
2,272	General Motors Co.	82,474
1,001	Oshkosh Corp.	55,586
1,503	PACCAR, Inc.	94,433
		324,658
	AUTO PARTS & EQUIPMENT - 1.1%
2,677	Allison Transmission Holdings, Inc.	83,255
1,344	BorgWarner, Inc. ^	87,615
1,695	Johnson Controls, Inc.	84,631
1,166	Lear Corp.	104,147
986	TRW Automotive Holdings Corp. * ^	88,267
905	WABCO Holdings, Inc. *	96,672
		544,587
	BANKS - 4.7%
5,507	Bank of America Corp.	84,643
2,982	BB&T Corp.	117,580
1,347	Capital One Financial Corp.	111,262
2,246	CIT Group, Inc.	102,777
1,833	Citigroup, Inc.	86,334
1,850	Comerica, Inc. ^	92,796
2,218	East West Bancorp, Inc.	77,608
4,949	Fifth Third Bancorp	105,661
1,753	First Republic Bank ^	96,397
593	Goldman Sachs Group, Inc.	99,292
9,035	Huntington Bancshares, Inc.	86,194
6,012	KeyCorp	86,152
1,027	M&T Bank Corp.	127,399
2,567	Morgan Stanley	82,991
1,676	Northern Trust Corp.	107,616
1,285	PNC Financial Services Group, Inc.	114,429
7,358	Regions Financial Corp.	78,142
563	Signature Bank *	71,039

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 4.7%
1,333	State Street Corp.	$ 89,658
2,373	SunTrust Banks, Inc.	95,062
637	SVB Financial Group *	74,287
3,235	US Bancorp	140,140
2,558	Wells Fargo & Co.	134,448
		2,261,907
	BEVERAGES - 2.0%
1,263	Brown-Forman Corp. - Cl. B	118,937
3,459	Coca-Cola Co.	146,523
2,251	Coca-Cola Enterprises, Inc.	107,553
1,028	Constellation Brands, Inc. - Cl. A *	90,598
2,362	Dr. Pepper Snapple Group, Inc.	138,366
338	Keurig Green Mountain, Inc.	42,118
1,631	Molson Coors Brewing Co. - Cl. B	120,955
1,019	Monster Beverage Corp. *	72,380
1,621	PepsiCo, Inc.	144,820
		982,250
	BIOTECHNOLOGY - 0.6%
590	Amgen, Inc.	69,838
165	Biogen Idec, Inc.*	52,026
854	Celgene Corp. * ^	73,342
861	Gilead Sciences, Inc .*	71,386
135	Regeneron Pharmaceuticals, Inc. * ^	38,133
		304,725
	BUILDING MATERIALS - 0.1%
1,424	Fortune Brands Home & Security, Inc. ^	56,860

	CHEMICALS - 4.0%
689	Air Products & Chemicals, Inc.	88,619
988	Airgas, Inc.	107,603
1,570	Albemarle Corp. ^	112,255
1,026	Ashland, Inc.	111,567
252	CF Industries Holdings, Inc.	60,614
992	Ecolab, Inc.	110,449
1,616	EI du Pont de Nemours & Co.	105,751
1,444	FMC Corp.	102,798
1,238	International Flavors & Fragrances, Inc.	129,099
1,091	LyondellBasell Industries	106,536
1,098	Mosaic Co.	54,296
249	NewMarket Corp.	97,635
513	PPG Industries, Inc.	107,807
1,031	Praxair, Inc.	136,958
1,062	Rockwood Holdings, Inc.	80,701
401	Sherwin-Williams Co.	82,971
1,458	Sigma-Aldrich Corp.	147,958
1,201	Valspar Corp.	91,504
1,254	Westlake Chemical Corp.	105,035
		1,940,156
	COMMERCIAL SERVICES - 3.8%
1,873	The ADT Corp. ^	65,443
288	Alliance Data Systems Corp. * ^	81,000
1,709	Automatic Data Processing, Inc.	135,490
2,024	Cintas Corp.	128,605
1,516	Equifax, Inc.	109,971
517	FleetCor Technologies, Inc. *	68,141
1,064	Gartner, Inc. *	75,033
1,109	Global Payments, Inc.	80,791
2,836	Iron Mountain, Inc.	100,536
943	Manpower Group, Inc.	80,014
1,147	Mastercard, Inc. - Cl. A	84,270
970	Moody's Corp. ^	85,030
2,436	Quanta Services, Inc. *	84,237
1,832	Robert Half International, Inc.	87,460
2,842	SEI Investments Co.	93,132
3,594	Total System Services, Inc.	112,888

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.8%
567	Towers Watson & Co. - Cl. A	$ 59,098
601	United Rentals, Inc. * ^	62,943
2,196	Vantiv, Inc. *	73,830
1,530	Verisk Analytics, Inc. - Cl. A *	91,831
4,303	Western Union Co. ^	74,614
		1,834,357
	COMPUTERS - 2.6%
642	3D Systems Corp. * ^	38,392
959	Apple, Inc.	89,120
1,693	Cognizant Technology Solutions Corp. - Cl. A *	82,805
1,207	Computer Sciences Corp.	76,282
3,509	EMC Corp.	92,427
1,912	Hewlett-Packard Co.	64,396
786	IHS, Inc. - Cl. A *	106,637
575	International Business Machines Corp.	104,230
2,048	Jack Henry & Associates, Inc.	121,713
1,900	NCR Corp. *	66,671
2,345	NetApp, Inc.	85,639
899	SanDisk Corp.	93,883
2,711	Synopsys, Inc. *	105,241
1,050	Teradata Corp. * ^	42,210
785	Western Digital Corp.	72,456
		1,242,102
	COSMETICS/PERSONAL CARE - 0.8%
2,110	Colgate-Palmolive Co.	143,860
1,420	Estee Lauder Cos., Inc. - Cl. A	105,449
1,704	Procter & Gamble Co.	133,917
		383,226
	DISTRIBUTION/WHOLESALE - 1.0%
1,445	Arrow Electronics, Inc. *	87,292
1,431	Fastenal Co. ^	70,820
496	Fossil Group, Inc. *	51,842
1,153	Genuine Parts Co.	101,233
2,080	LKQ Corp. *	55,515
404	WW Grainger, Inc. ^	102,725
		469,427
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
434	Affiliated Managers Group, Inc. *	89,144
1,068	American Express Co.	101,321
845	Ameriprise Financial, Inc.	101,400
268	BlackRock, Inc.	85,653
1,354	CBOE Holdings, Inc.	66,630
2,657	Charles Schwab Corp.	71,553
1,189	CME Group, Inc.	84,360
1,487	Discover Financial Services	92,164
2,154	Eaton Vance Corp.	81,400
2,989	Fidelity National Financial, Inc.	97,920
1,569	Franklin Resources, Inc. ^	90,751
2,156	Invesco Ltd.	81,389
1,726	LPL Financial Holdings, Inc.	85,851
2,364	NASDAQ OMX Group, Inc.	91,298
1,365	Ocwen Financial Corp. * ^	50,642
1,839	Raymond James Financial, Inc.	93,292
9,629	SLM Corp.	80,017
1,098	T. Rowe Price Group, Inc.	92,682
2,234	TD Ameritrade Holding Corp.	70,036
358	Visa, Inc. ^	75,434
1,020	Waddell & Reed Financial, Inc. - Cl. A	63,842
		1,746,779
	ELECTRIC - 4.8%
2,363	Alliant Energy Corp.	143,812
2,529	American Electric Power Co., Inc.	141,042
4,436	CMS Energy Corp.	138,181
2,511	Consolidated Edison, Inc. ^	144,985
1,767	DTE Energy Co.	137,596

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ELECTRIC (Continued) - 4.8%
2,073	Duke Energy Corp.	$ 153,796
1,659	Entergy Corp.	136,187
2,883	ITC Holdings Corp.	105,172
1,252	NextEra Energy, Inc. ^	128,305
2,921	Northeast Utilities	138,076
2,906	OGE Energy Corp.	113,566
2,141	Pinnacle West Capital Corp.	123,835
3,181	Public Service Enterprise Group, Inc.	129,753
2,646	SCANA Corp.	142,381
3,298	Southern Co.	149,663
2,922	Wisconsin Energy Corp.	137,100
4,524	Xcel Energy, Inc.	145,809
		2,309,259
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
444	Acuity Brands, Inc. ^	61,383
2,011	AMETEK, Inc.	105,135
1,780	Emerson Electric Co.	118,121
935	Energizer Holdings, Inc.	114,098
820	Hubbell, Inc. - Cl. B	100,983
		499,720
	ELECTRONICS - 1.7%
1,363	Agilent Technologies, Inc.	78,291
958	Amphenol Corp. - Cl. A	92,294
1,806	Avnet, Inc.	80,024
1,620	FLIR Systems, Inc.	56,263
2,323	Gentex Corp.	67,576
1,212	Honeywell International, Inc.	112,655
379	Mettler-Toledo International, Inc. *	95,955
907	Thermo Fisher Scientific, Inc.	107,026
1,367	Trimble Navigation Ltd. *	50,511
793	Waters Corp. *	82,821
		823,416
	ENGINEERING & CONSTRUCTION - 0.2%
1,441	Jacobs Engineering Group, Inc. *	76,776

	ENVIRONMENTAL CONTROL - 0.8%
3,617	Republic Services, Inc.	137,337
1,099	Stericycle, Inc. *	130,144
2,578	Waste Connections, Inc.	125,162
		392,643
	FOOD - 3.3%
3,041	ConAgra Foods, Inc.	90,257
2,549	General Mills, Inc.	133,924
1,175	Hershey Co.	114,410
2,716	Hillshire Brands Co.	169,207
2,227	Hormel Foods Corp.	109,902
961	Ingredion, Inc.	72,113
1,014	JM Smucker Co.	108,062
2,020	Kraft Foods Group, Inc.	121,099
2,159	Kroger Co.	106,719
1,703	McCormick & Co., Inc. ^	121,918
2,808	Mondelez International, Inc. - Cl. A	105,609
1,638	Safeway, Inc.	56,249
2,623	Sysco Corp.	98,231
1,848	Tyson Foods, Inc. - Cl. A	69,374
2,278	WhiteWave Foods Co. *	73,739
1,310	Whole Foods Market, Inc.	50,605
		1,601,418
	FOREST PRODUCTS & PAPER - 0.4%
1,813	International Paper Co.	91,502
2,238	MeadWestvaco Corp.	99,054
		190,556
	GAS - 1.4%
2,759	AGL Resources, Inc.	151,828
2,359	Atmos Energy Corp.	125,971

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	GAS (Continued) - 1.4%
1,521	National Fuel Gas Co.	$ 119,094
3,461	NiSource, Inc.	136,156
1,303	Sempra Energy	136,437
		669,486
	HAND & MACHINE TOOLS - 0.6%
1,185	Lincoln Electric Holdings, Inc.	82,808
867	Snap-on, Inc.	102,757
885	Stanley Black & Decker, Inc.	77,721
		263,286
	HEALTHCARE-PRODUCTS - 3.4%
1,690	Baxter International, Inc.	122,187
1,175	Becton Dickinson and Co.	139,003
2,315	CareFusion Corp. *	102,670
687	Cooper Cos., Inc.	93,109
2,901	DENTSPLY International, Inc.	137,362
1,072	Edwards Lifesciences Corp. *	92,020
1,077	Henry Schein, Inc. *	127,808
841	IDEXX Laboratories, Inc. *	112,332
119	Intuitive Surgical, Inc. *	49,004
2,006	Medtronic, Inc.	127,903
1,475	ResMed, Inc. ^	74,679
1,397	St. Jude Medical, Inc.	96,742
1,611	Stryker Corp.	135,840
1,155	Varian Medical Systems, Inc. *	96,027
1,183	Zimmer Holdings, Inc.	122,866
		1,629,552
	HEALTHCARE SERVICES - 2.4%
1,217	Aetna, Inc.	98,674
1,004	Cigna Corp.	92,338
1,472	Community Health Systems, Inc. *	66,785
939	Covance, Inc. * ^	80,360
1,164	DaVita HealthCare Partners, Inc. *	84,180
1,579	HCA Holdings, Inc. *	89,024
952	Laboratory Corp. of America Holdings *	97,485
1,851	MEDNAX, Inc. *	107,636
1,871	Quest Diagnostics, Inc. ^	109,809
1,146	UnitedHealth Group, Inc.	93,686
1,162	Universal Health Services, Inc. - Cl. B	111,273
987	WellPoint, Inc.	106,211
		1,137,461
	HOLDING COMPANIES - 0.2%
3,265	Leucadia National Corp.	85,608

	HOMEBUILDERS - 0.6%
2,070	DR Horton, Inc.	50,881
1,275	Lennar Corp. - Cl. A	53,524
67	NVR, Inc. *	77,090
2,520	PulteGroup, Inc.	50,803
1,621	Toll Brothers, Inc. *	59,815
		292,113
	HOME FURNISHINGS - 0.2%
471	Harman International Industries, Inc.	50,600
389	Whirlpool Corp.	54,157
		104,757
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,776	Avery Dennison Corp.	91,020
1,760	Church & Dwight Co., Inc.	123,112
1,578	Clorox Co. ^	144,229
1,147	Kimberly-Clark Corp.	127,569
		485,930
	HOUSEWARES - 0.2%
3,577	Newell Rubbermaid, Inc.	110,851

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	INSURANCE - 4.4%
1,754	Aflac, Inc.	$ 109,187
1,880	Allstate Corp.	110,394
2,233	American Financial Group, Inc.	132,997
2,528	Arthur J Gallagher & Co.	117,805
1,642	Assurant, Inc.	107,633
1,563	Chubb Corp.	144,062
2,650	Cincinnati Financial Corp.	127,306
4,360	Genworth Financial, Inc. - Cl.A *	75,864
1,393	Lincoln National Corp.	71,656
272	Markel Corp. *	178,334
2,563	Marsh & McLennan Cos., Inc.	132,815
1,521	MetLife, Inc.	84,507
1,810	Principal Financial Group, Inc.	91,369
4,523	Progressive Corp.	114,703
1,620	Torchmark Corp.	132,710
1,540	Travelers Cos., Inc.	144,868
2,414	Unum Group	83,911
3,188	WR Berkley Corp.	147,636
		2,107,757
	INTERNET - 1.7%
1,330	eBay, Inc. *	66,580
549	F5 Networks, Inc. *	61,181
520	Facebook, Inc. *	34,991
68	Google, Inc. - Cl. A *	39,758
68	Google, Inc. - Cl. C *	39,119
803	IAC/InterActiveCorp.	55,592
2,814	Liberty Interactive Corp. - Cl. A *	82,619
104	Netflix, Inc. *	45,822
60	Priceline.com, Inc. *	72,180
1,038	Rackspace Hosting, Inc. *	34,939
3,462	Symantec Corp.	79,280
460	TripAdvisor, Inc. *	49,984
1,946	Verisign, Inc. * ^	94,984
1,524	Yahoo!, Inc. *	53,538
		810,567
	INVESTMENT COMPANIES - 0.3%
8,442	Ares Capital Corp.	150,774

	IRON/STEEL - 0.4%
1,928	Nucor Corp.	94,954
1,271	Reliance Steel & Aluminum Co.	93,685
		188,639
	LEISURE TIME - 0.5%
2,093	Carnival Corp.	78,801
1,457	Harley-Davidson, Inc.	101,771
531	Polaris Industries, Inc.	69,157
		249,729
	LODGING - 0.9%
1,585	Hyatt Hotels Corp. - Cl. A *	96,653
883	Las Vegas Sands Corp.	67,302
1,974	Marriott International, Inc. - Cl. A ^	126,533
1,256	Wyndham Worldwide Corp.	95,104
305	Wynn Resorts Ltd.	63,306
		448,898
	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,006	Caterpillar, Inc.	109,322
1,282	Joy Global, Inc. ^	78,946
		188,268
	MACHINERY-DIVERSIFIED - 2.1%
1,560	AGCO Corp. ^	87,703
623	Cummins, Inc.	96,123
1,349	Deere & Co.	122,152
957	Flowserve Corp.	71,153
1,164	Graco, Inc.	90,885
582	Middleby Corp. *	48,143

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 2.1%
1,362	Nordson Corp.	$ 109,219
791	Rockwell Automation, Inc. ^	99,002
772	Roper Industries, Inc.	112,720
1,232	Wabtec Corp.	101,751
1,624	Xylem, Inc.	63,466
		1,002,317
	MEDIA - 2.6%
895	AMC Networks, Inc. - Cl. A *	55,034
1,237	CBS Corp. - Cl. B	76,867
1,714	Comcast Corp. - Cl. A ^	92,008
1,280	DIRECTV *	108,813
1,016	Discovery Communications, Inc. - Cl. A *	75,468
2,642	Gannett Co., Inc.	82,721
754	Liberty Media Corp. *	103,057
2,026	Nielsen Holdings NV	98,079
1,104	Scripps Networks Interactive, Inc. Cl. A	89,579
21,643	Sirius XM Radio, Inc. *	74,885
546	Time Warner Cable, Inc. - Cl. A	80,426
1,655	Time Warner, Inc.	116,264
1,129	Viacom, Inc. - Cl. B	97,918
1,192	Walt Disney Co. ^	102,202
		1,253,321
	METAL FABRICATE/HARDWARE - 0.3%
380	Precision Castparts Corp.	95,912
1,026	Timken Co.	69,604
		165,516
	MINING - 0.3%
2,437	Freeport-McMoRan Copper & Gold, Inc.	88,950
2,291	Southern Copper Corp. ^	69,578
		158,528
	MISCELLANEOUS MANUFACTURING - 2.8%
921	3M Co.	131,924
1,341	Carlisle Cos., Inc.	116,157
1,180	Colfax Corp. *	87,957
1,435	Danaher Corp.	112,978
2,344	Donaldson Co., Inc.	99,198
1,192	Dover Corp.	108,412
4,219	General Electric Co.	110,875
1,511	Illinois Tool Works, Inc.	132,303
1,336	Pall Corp. ^	114,081
725	Parker Hannifin Corp.	91,154
869	SPX Corp.	94,034
1,628	Textron, Inc.	62,336
1,588	Trinity Industries, Inc.	69,427
		1,330,836
	OFFICE/BUSINESS EQUIPMENT - 0.2%
6,175	Xerox Corp.	76,817

	OIL & GAS - 4.2%
1,101	Apache Corp.	110,783
1,711	Cabot Oil & Gas Corp. - Cl. A	58,414
1,131	Chevron Corp.	147,652
507	Cimarex Energy Co.	72,734
506	Concho Resources, Inc. *	73,117
2,020	ConocoPhillips	173,175
511	Continental Resources, Inc. * ^	80,758
4,864	Denbury Resources, Inc. ^	89,789
1,917	Diamond Offshore Drilling, Inc.	95,141
842	EQT Corp.	90,010
1,393	Exxon Mobil Corp.	140,247
785	Gulfport Energy Corp. *	49,298
872	Helmerich & Payne, Inc. ^	101,248
1,184	Hess Corp.	117,086
1,198	HollyFrontier Corp. ^	52,341
2,578	Marathon Oil Corp.	102,914

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	OIL & GAS (Continued) - 4.2%
644	Marathon Petroleum Corp.	$ 50,277
1,462	Murphy Oil Corp.	97,194
1,178	Noble Energy, Inc.	91,248
1,188	Occidental Petroleum Corp.	121,924
951	Phillips 66	76,489
1,159	Valero Energy Corp.	58,066
		2,049,905
	OIL & GAS SERVICES - 1.4%
1,383	Baker Hughes, Inc.	102,964
998	Cameron International Corp. *	67,575
1,593	FMC Technologies, Inc. *	97,285
1,553	National Oilwell Varco, Inc.	127,890
1,012	Oceaneering International, Inc.	79,068
1,496	Oil States International, Inc. *	95,879
1,050	Schlumberger Ltd.	123,847
		694,508
	PACKAGING & CONTAINERS - 0.9%
2,076	Ball Corp.	130,124
2,452	Crown Holdings, Inc. *	122,012
929	Packaging Corp. of America	66,414
611	Rock Tenn Co. - Cl. A	64,515
2,030	Sealed Air Corp.	69,365
		452,430
	PHARMACEUTICALS - 2.8%
711	Allergan, Inc.	120,315
1,847	AmerisourceBergen Corp.	134,203
1,448	Bristol-Myers Squibb Co.	70,242
1,800	Eli Lilly & Co.	111,906
1,392	Express Scripts Holding Co. *	96,507
1,477	Johnson & Johnson	154,524
504	McKesson Corp.	93,850
899	Mead Johnson Nutrition Co.	83,760
2,177	Merck & Co., Inc.	125,939
1,305	Mylan, Inc. *	67,286
3,896	Pfizer, Inc.	115,633
1,725	Quintiles Transnational Holdings, Inc. *	91,925
534	Salix Pharmaceuticals Ltd. * ^	65,869
		1,331,959
	PIPELINES - 0.6%
2,895	Kinder Morgan, Inc.	104,973
918	ONEOK, Inc.	62,497
3,209	Spectra Energy Corp.	136,318
		303,788
	REAL ESTATE - 0.2%
3,143	CBRE Group, Inc. - Cl. A *	100,702
611	Jones Lang LaSalle, Inc.	77,224
		177,926
	RETAIL - 8.1%
474	Advanced Auto Parts, Inc.	63,952
1,511	AutoNation, Inc. *	90,176
201	AutoZone, Inc. *	107,784
1,138	Bed Bath & Beyond, Inc. *	65,298
3,537	Burger King Worldwide, Inc.	96,277
1,017	Cabela's, Inc. - Cl. A * ^	63,461
1,647	CarMax, Inc. * ^	85,660
108	Chipotle Mexican Grill, Inc. *	63,991
1,684	Coach, Inc.	57,576
2,372	Copart, Inc. *	85,297
1,039	Costco Wholesale Corp.	119,651
1,591	CVS Caremark Corp.	119,914
1,581	Darden Restaurants, Inc. ^	73,153
1,389	Dick's Sporting Goods, Inc.	64,672
1,367	Dollar General Corp. *	78,411
1,940	Dollar Tree, Inc. *	105,652
1,826	Dunkin' Brands Group, Inc. ^	83,649

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	RETAIL (Continued) - 8.1%
1,474	Family Dollar Stores, Inc.	$ 97,490
1,816	Foot Locker, Inc.	92,108
1,827	Gap, Inc.	75,948
1,437	Home Depot, Inc.	116,340
1,408	Kohl's Corp. ^	74,173
1,337	L Brands, Inc.	78,428
1,618	Lowe's Cos., Inc.	77,648
1,251	Macy's, Inc.	72,583
1,711	McDonald's Corp.	172,366
974	MSC Industrial Direct Co., Inc. - Cl. A	93,153
1,661	Nordstrom, Inc.	112,832
382	Nu Skin Enterprises, Inc. - Cl. A	28,253
572	O'Reilly Automotive, Inc. * ^	86,143
447	Panera Bread Co. - Cl. A *	66,974
1,557	PetSmart, Inc.	93,109
5,750	Rite Aid Corp. *	41,228
1,375	Ross Stores, Inc.	90,929
2,523	Sally Beauty Holdings, Inc. *	63,277
1,134	Starbucks Corp.	87,749
1,671	Target Corp. ^	96,834
946	Tiffany & Co.	94,836
1,683	TJX Cos., Inc.	89,451
1,102	Tractor Supply Co.	66,561
472	Ulta Salon Cosmetics & Fragrance, Inc. *	43,146
1,953	Urban Outfitters, Inc. *	66,129
1,183	Walgreen Co.	87,696
2,017	Wal-Mart Stores, Inc. ^	151,416
1,437	Williams-Sonoma, Inc. ^	103,148
1,058	Yum! Brands, Inc.	85,910
		3,930,432
	SAVINGS & LOANS - 0.4%
11,061	Hudson City Bancorp, Inc.	108,730
6,644	New York Community Bancorp, Inc. ^	106,171
		214,901
	SEMICONDUCTORS - 2.8%
1,998	Altera Corp.	69,450
2,148	Analog Devices, Inc.	116,142
586	Cree, Inc. * ^	29,271
645	First Solar, Inc. *	45,834
3,928	Intel Corp.	121,375
1,318	KLA-Tencor Corp.	95,740
1,415	Lam Research Corp.	95,626
2,497	Linear Technology Corp.	117,534
2,876	Maxim Integrated Products, Inc.	97,238
2,036	Microchip Technology Inc	99,377
4,702	NVIDIA Corp. ^	87,175
1,400	QUALCOMM, Inc.	110,880
1,712	Skyworks Solutions, Inc.	80,396
2,523	Texas Instruments, Inc.	120,574
1,748	Xilinx, Inc.	82,698
		1,369,310
	SHIPBUILDING - 0.2%
919	Huntington Ingalls Industries, Inc.	86,928

	SOFTWARE - 3.0%
2,741	Activision Blizzard, Inc.	61,124
1,021	Adobe Systems, Inc. *	73,880
872	Akamai Technologies, Inc. *	53,244
979	ANSYS, Inc. *	74,228
1,360	Autodesk, Inc. *	76,677
3,643	CA, Inc.	104,700
1,281	Cerner Corp. *	66,074
959	Citrix Systems, Inc. *	59,985
1,810	Fidelity National Information Services, Inc.	99,079
2,087	Fiserv, Inc. *	125,888

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	SOFTWARE (Continued) - 3.0%
1,747	Microsoft Corp.	$ 72,850
2,105	MSCI, Inc. - Cl. A *	96,514
2,700	Oracle Corp.	109,431
3,018	Paychex, Inc.	125,428
2,129	PTC, Inc. *	82,605
1,012	Red Hat, Inc. *	55,933
528	Ultimate Software Group, Inc. *	72,954
557	VMware, Inc. - Cl. A * ^	53,923
		1,464,517
	TELECOMMUNICATIONS - 1.4%
3,105	Amdocs Ltd.	143,855
3,734	Cisco Systems, Inc.	92,790
3,545	Corning, Inc.	77,813
1,239	Harris Corp.	93,854
2,490	Juniper Networks, Inc. *	61,105
1,677	Motorola Solutions, Inc.	111,638
10,747	Windstream Holdings, Inc. ^	107,040
		688,095
	TEXTILES - 0.2%
493	Mohawk Industries, Inc. *	68,202

	TOYS & GAMES - 0.2%
2,018	Mattel, Inc.	78,641

	TRANSPORTATION - 2.3%
1,625	CH Robinson Worldwide, Inc. ^	103,659
3,278	CSX Corp.	100,995
2,101	Expeditors International of Washington, Inc.	92,780
613	FedEx Corp.	92,796
938	Genesee & Wyoming, Inc. - Cl. A * ^	98,490
1,477	JB Hunt Transport Services, Inc.	108,973
607	Kansas City Southern	65,259
808	Kirby Corp. *	94,649
907	Norfolk Southern Corp.	93,448
1,684	Old Dominion Freight Line, Inc. *	107,237
1,246	Union Pacific Corp.	124,288
		1,082,574
	TRUCKING & LEASING - 0.2%
279	AMERCO	81,122

	WATER - 0.3%
2,698	American Water Works Co., Inc.	133,416

	TOTAL COMMON STOCK - (Cost - $40,906,379)	47,272,709

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUNDS - 1.9%
878,445	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	878,445
49,285	AIM STIT - Liquid Assets Money Market Fund, 0.07% **	49,285
	TOTAL SHORT-TERM INVESTMENTS (Cost - $927,730)	927,730

	COLLATERAL FOR SECURITIES LOANED - 9.1%
4,407,859	Mount Vernon Securities Lending Prime Portfolio, 0.19%	4,407,859
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,407,859)

	TOTAL INVESTMENTS - 108.9% (Cost - $46,241,968) (a)	$ 52,608,298
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9) %	(4,311,365)
	NET ASSETS - 100.0%	$ 48,296,933

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $4,247,698.
PLC - Public limited company.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $46,241,136 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 6,803,379
	Unrealized depreciation		(436,217)
	Net unrealized appreciation		$ 6,367,162

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
10	S&P Mini Future, Sep 2014	$ 976,250	$ 11,675
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 1.3%
1,145	AAR Corp.	$ 31,556
479	Astronics Corp. *	27,040
1,374	Kaman Corp. ^	58,711
665	Moog, Inc. *	48,472
650	National Presto Industries, Inc.	47,346
1,331	Orbital Sciences Corp. *	39,331
		252,456
	AGRICULTURE - 0.4%
604	Andersons, Inc.	31,154
733	Universal Corp. ^	40,572
		71,726
	AIRLINES - 0.3%
279	Allegiant Travel Co.	32,858
2,239	SkyWest, Inc.	27,361
		60,219
	APPAREL - 1.0%
350	G-III Apparel Group Ltd. *	28,581
1,115	Iconix Brand Group, Inc. * ^	47,878
544	Oxford Industries, Inc.	36,268
793	Sketchers USA Inc CL. A *	36,240
1,220	Steven Madden Ltd. *	41,846
		190,813
	AUTO MANUFACTERER - 0.1%
1,954	Wabash National Corp. * ^	27,845

	AUTO PARTS & EQUIPMENT - 0.8%
1,732	American Axle & Manufacturing Holdings, Inc. *	32,717
712	Dorman Products, Inc. * ^	35,116
857	Gentherm, Inc. *	38,094
974	Standard Motor Products, Inc.	43,509
		149,436
	BANKS - 12.8%
2,759	Associated Banc-Corp.	49,883
1,760	BancorpSouth, Inc. ^	43,243
936	Bank of Hawaii Corp.	54,934
1,314	Bank of the Ozarks, Inc. ^	43,953
1,082	Banner Corp.	42,880
2,253	BBCN Bancorp, Inc.	35,935
2,687	Boston Private Financial Holdings, Inc.	36,113
1,805	Capital Bank Financial Corp. *	42,616
537	Cass Information Systems, Inc. ^	26,571
1,499	Cathay General Bancorp	38,314
2,535	Central Pacific Financial Co.	50,320
1,569	Chemical Financial Corp.	44,058
1,767	Columbia Banking System, Inc.	46,490
1,439	Community Bank System, Inc. ^	52,092
2,832	CVB Financial Corp.	45,397
1,054	Eagle Bancorp, Inc. *	35,573
267	First Citizens BancShares, Inc.	65,415
4,749	First Commonwealth Financial Corp.	43,786
3,137	First Financial Bancorp	53,988
1,496	First Financial Bankshares, Inc.	46,930
1,602	First Interstate Bancsystem, Inc.	43,542
2,483	First Midwest Bancorp, Inc.	42,285
3,900	FNB Corp. ^	49,998
4,022	Fulton Financial Corp.	49,833
1,530	Glacier Bancorp, Inc. ^	43,421
1,538	Hancock Holding Co.	54,322
869	Home BancShares, Inc.	28,521
626	Iberiabank Corp.	43,313
1,454	Independent Bank Corp.	55,805
1,540	International Bancshares Corp.	41,580
1,424	MB Financial, Inc.	38,519
2,064	NBT Bancorp, Inc.	49,577
3,299	Old National Bancorp ^	47,110

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 12.8%
1,673	PacWest Bancorp	$ 72,223
692	Park National Corp.	53,422
1,237	Pinnacle Financial Partners, Inc.	48,837
1,217	PrivateBancorp, Inc.	35,366
1,599	Renasant Corp.	46,483
736	South State Corp.	44,896
3,731	Susquehanna Bancshares, Inc.	39,399
585	Texas Capital Bancshares, Inc. *	31,561
1,949	Trustmark Corp.	48,121
676	UMB Financial Corp.	42,852
4,308	Umpqua Holdings Corp.	77,199
1,911	United Bankshares Corp.	49,017
1,723	United Bankshares, Inc. ^	55,705
2,098	United Community Banks, Inc.	34,344
5,028	Valley National Bancorp ^	49,827
1,892	ViewPoint Financial Group, Inc.	50,914
1,542	Webster Financial Corp.	48,635
1,450	WesBanco, Inc.	45,008
1,003	Westamerica Bancorporation ^	52,437
1,438	Western Alliance Bancorp *	34,224
3,108	Wilshire Bancorp, Inc.	31,919
1,200	Wintrust Financial Corp.	55,200
		2,533,906
	BEVERAGES - 0.2%
651	Coca-Cola Bottling Co. Consolidated	47,959

	BIOTECHNOLOGY - 0.7%
1,131	Cambrex Corp. *	23,412
914	Charles River Laboratories International, Inc. *	48,917
266	Ligand Pharmaceuticals, Inc. *	16,569
570	Myriad Genetics, Inc. *	22,184
3,431	PDL BioPharma, Inc.	33,212
		144,294
	BUILDING MATERIALS - 1.2%
948	AAON, Inc.	31,777
1,075	Apogee Enterprises, Inc.	37,475
1,095	Boise Cascade Co. *	31,361
2,114	Comfort Systems USA, Inc.	33,401
753	Drew Industries, Inc.	37,658
1,988	PGT, Inc. *	16,838
1,149	Simpson Manufacturing Co., Inc.	41,778
		230,288
	CHEMICALS - 2.3%
1,174	Aceto Corp.	21,296
1,287	American Vanguard Corp. ^	17,014
715	Balchem Corp.	38,295
953	HB Fuller Co.	45,839
810	Innophos Holdings, Inc.	46,632
871	Innospec, Inc.	37,601
857	Minerals Technologies, Inc.	56,202
1,709	Olin Corp.	46,006
542	Quaker Chemical Corp.	41,620
960	Sensient Technologies Corp.	53,491
1,046	Stepan Co.	55,292
		459,288
	COAL - 0.4%
1,714	Cloud Peak Energy, Inc. *	31,572
1,998	SunCoke Energy, Inc. *	42,957
		74,529
	COMMERCIAL SERVICES - 6.5%
1,594	Aaron's, Inc.	56,810
1,952	ABM Industries, Inc.	52,665
542	Advisory Board Co. * ^	28,076
710	American Public Education, Inc. *	24,410
2,034	AMN Healthcare Services, Inc. *	25,018
1,567	Bridgepoint Education, Inc. *	20,810
457	Capella Education Co.	24,856

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 6.5%
404	Chemed Corp. ^	$ 37,863
2,235	Convergys Corp. ^	47,918
726	Corvel Corp. *	32,801
724	Deluxe Corp.	42,412
965	ExlService Holdings, Inc. *	28,419
1,080	Forrester Research, Inc. ^	40,910
4,842	Global Cash Access Holdings, Inc. *	43,094
725	Grand Canyon Education, Inc. *	33,328
743	H&E Equipment Services, Inc. *	27,001
1,738	Healthcare Services Group, Inc. ^	51,167
938	Heartland Payment Systems, Inc.	38,655
1,172	HMS Holdings Corp. *	23,921
492	Huron Consulting Group, Inc. *	34,843
830	ICF International, Inc. *	29,349
1,220	Insperity, Inc. ^	40,260
1,708	Kelly Services, Inc. - Cl. A	29,326
1,268	Korn/Ferry International *	37,241
1,357	Matthews International Corp. - Cl. A ^	56,410
1,110	McGrath RentCorp.	40,793
663	Monro Muffler Brake, Inc.	35,265
1,189	Multi-Color Corp. ^	47,572
2,189	Navigant Consulting, Inc. *	38,198
854	On Assignment, Inc. *	30,377
1,137	Rent-A-Center, Inc. ^	32,609
2,274	Resources Connection, Inc.	29,812
2,342	RPX Corp. *	41,571
1,950	TeleTech Holdings, Inc. *	56,531
783	Weight Watchers International, Inc.	15,793
		1,276,084
	COMPUTERS - 3.0%
842	CACI International, Inc. - Cl. A * ^	59,117
1,011	Electronics for Imaging, Inc. *	45,697
906	EPAM Systems, Inc. *	39,637
784	iGATE Corp. *	28,530
1,546	Insight Enterprises, Inc. *	47,524
620	J2 Global, Inc.	31,533
824	Lexmark International, Inc.	39,684
867	Manhattan Associates, Inc. *	29,851
1,981	Mentor Graphics Corp.	42,730
654	MTS Systems Corp.	44,315
840	NetScout Systems, Inc. *	37,246
1,311	Super Micro Computer, Inc. *	33,129
2,125	Sykes Enterprises, Inc. *	46,176
397	Synaptics, Inc. *	35,984
937	Vitusa Corp. *	33,545
		594,698
	COSMETICS/PERSONAL CARE - 0.1%
945	Inter Parfums, Inc.	27,925

	DISTRIBUTION/WHOLESALE - 1.0%
1,426	Core-Mark Holding Co., Inc.	65,068
198	MWI Veterinary Supply, Inc. *	28,114
1,677	Owens & Minor, Inc. ^	56,984
1,151	United Stationers, Inc.	47,732
		197,898
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
4,792	BGC Partners, Inc.	35,652
868	Cohen & Steers, Inc. ^	37,654
636	Ellie Mae, Inc. * ^	19,799
842	Encore Capital Group, Inc. * ^	38,244
522	Evercore Partners, Inc.	30,088
1,609	Federated Investors, Inc. ^	49,750
416	Financial Engines, Inc. ^	18,836
313	GAMCO Investors, Inc.	25,995
607	Greenhill & Co., Inc.	29,895
2,209	Interactive Brokers Group, Inc. - Cl. A	51,448

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.0%
2,921	Janus Capital Group, Inc. ^	$ 36,454
625	MarketAxess Holdings, Inc.	33,788
928	Nelnet, Inc. - Cl. A	38,447
400	Outerwall, Inc. *	23,740
506	Portfolio Recovery Associates, Inc. * ^	30,122
178	Virtus Investment Partners, Inc. *	37,692
340	WageWorks, Inc. *	16,391
1,507	WisdomTree Investments, Inc. * ^	18,627
251	World Acceptance Corp. * ^	19,066
		591,688
	ELECTRIC - 4.5%
1,383	ALLETE, Inc.	71,017
2,339	Avista Corp. ^	78,403
928	Black Hills Corp.	56,970
1,448	Cleco Corp.	85,360
1,690	El Paso Electric Co.	67,955
3,172	Empire District Electric Co. ^	81,457
2,476	Hawaiian Electric Industries, Inc. ^	62,692
1,121	IDACORP Inc	64,827
1,473	MGE Energy, Inc.	58,198
1,482	NorthWestern Corp.	77,346
1,402	Otter Tail Corp.	42,467
2,232	PNM Resources, Inc.	65,465
1,633	UIL Holdings Corp.	63,213
		875,370
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
664	Encore Wire Corp.	32,563
499	Littelfuse, Inc.	46,382
521	Powell Industries, Inc.	34,063
		113,008
	ELECTRONICS - 4.2%
697	American Science & Engineering, Inc.	48,504
4,886	AVX Corp.	64,886
709	Badger Meter, Inc. ^	37,329
2,121	Benchmark Electronics, Inc. *	54,043
678	Coherent, Inc. *	44,863
578	FARO Technologies, Inc. *	28,391
2,132	II-VI, Inc. *	30,829
619	Measurement Specialties, Inc. *	53,277
409	Methode Electronics, Inc.	15,628
343	OSI Systems, Inc. *	22,895
1,287	Park Electrochemical Corp.	36,306
931	Plexus Corp. *	40,303
1,608	Rofin-Sinar Technologies, Inc. *	38,656
698	Rogers Corp. *	46,312
1,637	Sanmina Corp. *	37,291
1,045	Taser International, Inc. *	13,898
845	Tech Data Corp. *	52,829
2,621	Vishay Intertechnology, Inc.	40,599
901	Watts Water Technologies, Inc.	55,619
1,092	Woodward, Inc.	54,797
		817,255
	ENERGY-ALTERNATE SOURCES - 0.3%
1,832	FutureFuel Corp.	30,393
873	Green Plains, Inc.	28,696
		59,089
	ENGINEERING & CONSTRUCTION - 0.6%
1,293	Aegion Corp. *	30,088
592	Exponent, Inc.	43,873
1,089	Tutor Perini Corp. *	34,565
		108,526
	ENTERTAINMENT - 0.6%
546	Bally Technologies, Inc. *	35,883
846	Multimedia Games Holding Co., Inc. *	25,075
2,683	Regal Entertainment Group	56,611
		117,569

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ENVIRONMENTAL CONTROL - 0.9%
2,411	Calgon Carbon Corp. *	$ 53,838
680	Clean Harbors, Inc. *	43,690
729	MSA Safety, Inc.	41,903
841	US Ecology, Inc. ^	41,167
		180,598
	FOOD - 1.8%
761	Annie's, Inc. *	25,737
1,313	Chefs' Warehouse, Inc. *	25,958
694	Fresh Market, Inc. * ^	23,228
510	J&J Snack Foods Corp.	48,001
594	Lancaster Colony Corp.	56,525
1,447	Snyders-Lance, Inc.	38,288
1,736	Spartan Stores, Inc.	36,473
1,573	Tootsie Roll Industries, Inc. ^	46,309
659	TreeHouse Foods, Inc. *	52,766
		353,285
	FOREST PRODUCTS & PAPER - 0.6%
557	Deltic Timber Corp. ^	33,654
1,283	Glatfelter Co.	34,038
898	Neenah Paper, Inc.	47,729
		115,421
	GAS - 0.3%
836	Chesapeake Utilities Corp.	59,632

	HAND/MACHINE TOOLS - 0.2%
892	Franklin Electric Co., Inc.	35,974

	HEALTHCARE PRODUCTS - 2.5%
685	Abaxis, Inc.	30,352
1,151	Cantel Medical Corp.	42,150
1,175	CONMED Corp.	51,876
647	Cyberonics, Inc. *	40,412
1,425	Globus Medical, Inc. *	34,086
824	Hanger, Inc. *	25,915
980	Hill-Rom Holdings, Inc. ^	40,680
691	ICU Medical, Inc. *	42,020
1,336	Masimo Corp. *	31,530
2,091	Meridian Bioscience, Inc. ^	43,158
2,082	Merit Medical Systems, Inc. *	31,438
759	Natus Medical, Inc. *	19,081
1,241	STERIS Corp.	66,369
		499,067
	HEALTHCARE SERVICES - 2.0%
765	Acadia Healthcare Co., Inc. *	34,807
1,065	Amsurg Corp. *	48,532
909	Bio-Reference Labs, Inc. *	27,470
1,058	Health Net, Inc. *	43,949
764	IPC The Hospitalist Co., Inc. *	33,784
1,032	LifePoint Hospitals, Inc. *	64,087
906	Magellan Health Services, Inc. *	56,389
2,468	Select Medical Holdings Corp.	38,501
513	WellCare Health Plans, Inc. *	38,301
		385,820
	HOLDING COMPANIES - 0.2%
2,308	National Bank Holdings Corp. ^	46,022

	HOME BUILDERS - 1.1%
322	Cavco Industries, Inc. *	27,467
1,072	M/I Homes, Inc. * ^	26,017
998	MDC Holdings, Inc. ^	30,229
642	Meritage Homes Corp. *	27,099
564	Ryland Group, Inc.	22,244
648	Thor Industries, Inc.	36,852
1,569	TRI Pointe Homes, Inc. * ^	24,665
919	Winnebago Industries, Inc. *	23,140
		217,713

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	HOME FURNISHINGS - 0.8%
2,371	Daktronics, Inc.	$ 28,262
1,285	Ethan Allen Interiors, Inc. ^	31,791
1,368	Kimball International, Inc.	22,873
1,225	La-Z-Boy, Inc.	28,383
1,114	Select Comfort Corp. *	23,015
640	Universal Electronics, Inc. *	31,283
		165,607
	HOUSEHOLD PRODUCTS - 0.4%
1,343	Tumi Holdings, Inc. *	27,035
647	WD-40 Co.	48,667
		75,702
	INSURANCE - 4.2%
2,057	American Equity Investment Life Holding Co. ^	50,602
850	AMERISAFE, Inc.	34,569
612	AmTrust Financial Services, Inc.	25,588
1,121	FBL Financial Group, Inc.	51,566
1,824	First American Financial Corp. ^	50,689
1,694	Horace Mann Educators Corp.	52,971
624	Infinity Property & Casualty Corp.	41,952
1,344	Kemper Corp.	49,540
954	Navigators Group, Inc. *	63,966
980	Primerica, Inc.	46,893
1,340	ProAssurance Corp.	59,496
1,178	RLI Corp.	53,929
965	Safety Insurance Group, Inc.	49,582
2,409	Selective Insurance Group, Inc.	59,550
690	StanCorp Financial Group, Inc. ^	44,160
989	Stewart Information Services Corp.	30,669
2,536	Symetra Financial Corp.	57,669
		823,391
	INTERNET - 1.1%
982	Conversant, Inc. * ^	24,943
854	HealthStream, Inc. *	20,752
700	Liquidity Services, Inc. *	11,032
1,299	NIC, Inc.	20,589
332	OpenTable, Inc. *	34,395
1,208	Perficient, Inc. *	23,520
2,122	Sapient Corp. *	34,482
331	SPS Commerce, Inc. *	20,916
684	Stamps.com, Inc. *	23,044
		213,673
	INVESTMENT COMPANIES - 1.4%
7,453	Fifth Street Finance Corp.	73,263
2,909	Golub Capital BDC, Inc. ^	51,489
2,928	Hercules Technology Growth Capital, Inc. ^	47,316
1,479	Main Street Capital Corp. - Cl. C ^	48,703
2,049	Triangle Capital Corp. ^	58,130
		278,901
	IRON/STEEL - 0.2%
2,346	Commercial Metals Co.	40,609

	LEISURE TIME - 0.4%
1,755	Interval Leisure Group, Inc. ^	38,505
872	Life Time Fitness, Inc. *	42,501
		81,006
	LODGING - 0.2%
1,044	Choice Hotels International, Inc.	49,183

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,024	Astec Industries, Inc.	44,933
229	Hyster-Yale Materials Handling, Inc.	20,276
		65,209
	MACHINERY-DIVERSIFIED - 1.2%
498	Alamo Group, Inc.	26,937
844	Applied Industrial Technologies, Inc.	42,816
290	Chart Industries, Inc. *	23,995

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 1.2%
355	DXP Enterprises, Inc. *	$ 26,817
901	Gorman-Rupp Co.	31,868
471	Lindsay Corp.	39,785
592	Tennant Co.	45,181
		237,399
	MEDIA - 0.4%
1,047	Meredith Corp.	50,633
931	Sinclair Broadcast Group Inc	32,352
		82,985
	METAL FABRICATE & HARDWARE - 1.2%
406	CIRCOR International, Inc.	31,315
1,661	Mueller Industries, Inc.	48,850
3,072	Mueller Water Products, Inc.	26,542
752	RBC Bearings, Inc.	48,166
822	Sun Hydraulics Corp.	33,373
1,008	Worthington Industries, Inc.	43,384
		231,630
	MINING - 0.9%
354	Compass Minerals International Inc	33,892
799	Kaiser Aluminum Corp.	58,223
991	Materion Corp.	36,657
727	US Silica Holdings, Inc. ^	40,305
		169,077
	MISCELLANEOUS MANUFACTURING - 3.5%
361	American Railcar Industries, Inc.	24,465
739	AZZ, Inc.	34,053
1,220	Barnes Group, Inc.	47,019
3,156	Blount International, Inc. *	44,531
819	CLARCOR, Inc.	50,655
464	EnPro Industries, Inc. *	33,946
1,092	GP Strategies Corp. *	28,261
1,551	Hillenbrand, Inc.	50,594
1,315	John Bean Technologies Corp.	40,752
788	Movado Group, Inc.	32,836
1,569	Myers Industries, Inc.	31,521
590	Park-Ohio Holdings Corp.	34,285
730	Polypore International, Inc. * ^	34,843
352	Proto Labs, Inc. * ^	28,836
1,126	Raven Industries, Inc.	37,316
2,006	Smith & Wesson Holding Corp. * ^	29,167
784	Standex International Corp.	58,392
489	Sturm Ruger & Co., Inc.	28,856
1,115	Tredegar Corp.	26,102
		696,430
	OFFICE FURNISHINGS - 0.6%
980	HNI Corp.	38,328
1,722	Interface, Inc.	32,442
2,336	Knoll, Inc.	40,483
		111,253
	OIL & GAS - 0.8%
563	Bonanza Creek Energy, Inc. *	32,198
1,910	Northern Oil and Gas, Inc. * ^	31,114
607	Rosetta Resources, Inc. *	33,294
762	Stone Energy Corp. *	35,654
2,114	Synergy Resources Corp. * ^	28,010
		160,270
	OIL & GAS SERVICES - 1.7%
1,282	C&J Energy Services, Inc. *	43,306
171	CARBO Ceramics, Inc.	26,355
1,296	Flotek Industries, Inc. * ^	41,679
1,543	Forum Energy Technologies, Inc. *	56,211
345	Geospace Technologies Corp. * ^	19,003
843	Hornbeck Offshore Services, Inc. *	39,554
690	Matrix Service Co. *	22,625
3,206	Newpark Resources, Inc. * ^	39,947
1,917	Tesco Corp.	40,909
		329,589

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	PACKAGING & CONTAINERS - 0.2%
852	Greif, Inc.	$ 46,485

	PHARMACEUTICALS - 0.8%
1,308	Akorn, Inc. * ^	43,491
334	Anika Therapeutics, Inc. *	15,474
516	Natural Grocers by Vitamin Cottage, Inc. * ^	11,048
881	Neogen Corp. *	35,654
1,026	Prestige Brands Holdings, Inc. *	34,771
312	USANA Health Sciences, Inc. - Cl. A * ^	24,380
		164,818
	PIPELINES - 0.2%
1,106	Primoris Services Corp.	31,897

	REAL ESTATE - 0.4%
831	Alexander & Baldwin, Inc.	34,445
1,058	HFF, Inc. - Cl. A *	39,347
		73,792
	RETAIL - 7.9%
2,129	American Eagle Outfitters, Inc.	23,887
1,209	ANN, Inc. *	49,738
660	Asbury Automotive Group, Inc. *	45,368
1,846	Ascena Retail Group, Inc. * ^	31,567
113	Biglari Holdings, Inc. *	47,796
838	BJ's Restaurants, Inc. *	29,255
900	Buckle, Inc. ^	39,924
207	Buffalo Wild Wings, Inc. *	34,302
678	Casey's General Stores, Inc.	47,657
772	Cash America International, Inc.	34,300
1,471	Cato Corp. - Cl. A ^	45,454
1,048	Cheesecake Factory, Inc.	48,648
643	Chuy's Holdings, Inc. * ^	23,341
356	Conn's, Inc. * ^	17,583
452	Cracker Barrel Old Country Store, Inc.	45,006
5,755	Denny's Corp. *	37,523
479	DineEquity, Inc. ^	38,076
1,494	Express, Inc. *	25,443
623	First Cash Financial Services, Inc. *	35,879
643	Five Below, Inc. *	25,662
877	Francesca's Holdings Corp. *	12,927
2,076	Fred's, Inc.	31,742
531	Genesco, Inc. *	43,611
665	Group 1 Automotive, Inc.	56,066
1,238	Guess?, Inc.	33,426
980	Haverty Furniture Co., Inc.	24,627
732	Hibbett Sports, Inc. * ^	39,652
1,017	Krispy Kreme Doughnuts, Inc. *	16,252
457	Lithia Motors, Inc. - Cl. A	42,990
234	Lumber Liquidators Holdings, Inc. * ^	17,772
530	Mattress Firm Holding Corp. *	25,307
921	Papa John's International, Inc.	39,041
1,358	PC Connection, Inc.	28,083
1,410	Pier 1 Imports, Inc.	21,728
904	Popeyes Louisiana Kitchen, Inc. *	39,514
403	Red Robin Gourmet Burgers, Inc. *	28,694
1,348	Rush Enterprises, Inc. - Cl. A *	46,735
952	Sears Hometown and Outlet Stores, Inc. *	20,439
1,593	Shoe Carnival, Inc.	32,895
1,601	Sonic Automotive, Inc. - Cl. A	42,715
1,774	Sonic Corp. *	39,170
1,893	Texas Roadhouse, Inc.	49,218
1,180	Vera Bradley, Inc. *	25,807
669	Vitamin Shoppe, Inc. *	28,780
1,228	Zumiez, Inc. *	33,881
		1,547,481
	SAVINGS & LOANS - 1.8%
3,462	Astoria Financial Corp. ^	46,564

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	SAVINGS & LOANS (Continued) - 1.8%
240	BofI Holding, Inc. *	$ 17,633
6,372	Capitol Federal Financial, Inc.	77,484
2,080	EverBank Financial Corp. ^	41,933
1,422	Flagstar Bancorp, Inc. *	25,738
4,265	Northwest Bancshares, Inc.	57,876
2,483	Provident Financial Services, Inc.	43,006
1,734	Washington Federal, Inc.	38,894
		349,128
	SEMICONDUCTORS - 2.5%
584	Ambarella, Inc. * ^	18,209
6,182	Amkor Technology, Inc. *	69,115
827	Cabot Microelectronics Corp. *	36,926
1,080	Cirrus Logic, Inc. *	24,559
3,564	Entegris, Inc. *	48,987
651	Hittite Microwave Corp.	50,745
1,713	MKS Instruments, Inc.	53,514
859	Monolithic Power Systems, Inc.	36,379
1,333	OmniVision Technologies, Inc. *	29,299
3,638	Photronics, Inc. *	31,287
492	Power Integrations Inc	28,310
1,239	Semtech Corp. *	32,400
674	Silicon Laboratories, Inc. *	33,194
		492,924
	SOFTWARE - 2.7%
908	Acxiom Corp. *	19,695
1,109	Blackbaud, Inc.	39,636
449	Computer Programs & Systems, Inc.	28,556
1,597	CSG Systems International, Inc. ^	41,698
1,485	Ebix, Inc. ^	21,250
554	Envestnet, Inc. *	27,102
874	Fair Isaac Corp.	55,726
328	Interactive Intelligence Group, Inc. *	18,411
1,231	Monotype Imaging Holdings, Inc.	34,677
1,138	Omnicell, Inc. *	32,672
1,673	PDF Solutions, Inc. *	35,501
1,336	Pegasystems, Inc.	28,216
2,126	Progress Software Corp. *	51,109
1,248	RealPage, Inc. *	28,055
648	Synchronoss Technologies, Inc. * ^	22,654
456	SYNNEX Corp. *	33,220
1,391	Tangoe, Inc. * ^	20,948
		539,126
	STORAGE/WAREHOUSING - 0.2%
1,858	Wesco Aircraft Holdings, Inc. *	37,086

	TELECOMMUNICATIONS - 1.9%
2,328	8x8, Inc. *	18,810
1,212	ADTRAN, Inc.	27,343
664	Atlantic Tele-Network, Inc.	38,512
640	CalAmp Corp. *	13,862
2,427	Consolidated Communications Holdings, Inc.	53,976
1,712	Ixia *	19,568
1,036	NETGEAR, Inc. *	36,022
837	NeuStar, Inc. ^	21,779
832	Plantronics, Inc.	39,978
430	RigNet, Inc. *	23,143
829	Shenandoah Telecommunications Co.	25,251
5,086	Vonage Holdings Corp. *	19,072
1,476	West Corp.	39,557
		376,873
	TEXTILES - 0.4%
698	G&K Services, Inc.	36,345
369	UniFirst Corp.	39,114
		75,459

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares			Value
	TRANSPORTATION - 3.6%
687	Atlas Air Worldwide Holdings, Inc. *		$ 25,316
579	Bristow Group, Inc.		46,679
1,355	CAI International, Inc. * ^		29,824
1,378	Celadon Group, Inc. ^		29,379
791	Con-way, Inc.		39,874
1,275	Era Group, Inc. *		36,567
1,062	Forward Air Corp.		50,817
1,568	Heartland Express, Inc. ^		33,461
1,008	Hub Group, Inc. - Cl. A *		50,803
2,266	Knight Transportation, Inc.		53,863
919	Landstar System, Inc.		58,816
1,904	Marten Transport Ltd.		42,554
1,202	Matson, Inc.		32,262
1,214	Roadrunner Transportation Systems, Inc. * ^		34,113
736	Saia, Inc. *		32,332
896	Tidewater, Inc.		50,310
2,250	Werner Enterprises, Inc.		59,647
			706,617
	TRUCKING & LEASING - 0.4%
569	GATX Corp.		38,089
800	TAL International Group, Inc. ^		35,488
			73,577
	WATER - 0.2%
1,278	American States Water Co.		42,468

	TOTAL COMMON STOCK (Cost - $17,596,683)		19,285,046

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
321,978	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		321,978
	TOTAL SHORT-TERM INVESTMENTS (Cost - $321,978)

	COLLATERAL FOR SECURITIES LOANED - 12.3%
2,418,181	Mount Vernon Securities Lending Prime Portfolio, 0.19%		2,418,181
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,418,181)

	TOTAL INVESTMENTS - 111.9% (Cost- $20,336,842) (a)		$ 22,025,205
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9) %		(2,346,426)
	NET ASSETS - 100.0%		$ 19,678,779

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $2,338,287.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $20,338,989 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,021,483
	Unrealized depreciation		(335,267)
	Net unrealized appreciation		$ 1,686,216

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
3	Russell Mini Future, Sep 2014	$ 357,090	$ 6,652
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 99.0%
	ADVERTISING - 0.5
1,656	JCDecaux SA	$ 61,773
758	Publicis Groupe SA	64,271
3,362	WPP PLC	73,255
		199,299
	AEROSPACE/DEFENSE - 1.2%
888	Airbus Group	59,491
11,000	IHI Corp.	51,249
8,555	Meggitt PLC	74,036
1,172	Safran SA	76,712
1,306	Thales SA	78,975
2,550	Zodiac Aerospace	86,290
		426,753
	AGRICULTURE - 0.5%
1,712	British American Tobacco PLC	101,837
1,935	Japan Tobacco, Inc.	70,536
		172,373
	AIRLINES - 0.5%
1,300	Japan Airlines Co. Ltd.	71,859
13,000	Singapore Airlines Ltd.	108,133
		179,992
	APPAREL - 1.3%
2,405	Burberry Group PLC	61,000
360	Christian Dior SA	71,604
239	Hermes International	88,172
779	Hugo Boss AG	116,395
377	LVMH Moet Hennessy Louis Vuitton SA	72,663
6,752	Prada SpA	47,785
		457,619
	AUTO MANUFACTURERS - 2.4%
684	Bayerische Motoren Werke AG	86,723
30,000	Brilliance China Automotive Holdings Ltd	56,282
3,053	Daihatsu Motor Co. Ltd.	54,274
737	Daimler AG	69,007
1,763	Fuji Heavy Industries Ltd.	48,813
2,636	Hino Motors Ltd.	36,297
1,802	Honda Motor Co. Ltd.	62,913
7,319	Isuzu Motors Ltd.	48,403
10,000	Mazda Motor Corp.	46,886
6,543	Nissan Motor Co. Ltd.	62,065
521	Renault SA	47,092
1,871	Suzuki Motor Corp.	58,599
1,161	Toyota Motor Corp.	69,722
406	Volkswagen AG	104,930
		852,006
	AUTO PARTS & EQUIPMENT - 2.2%
1,490	Aisin Seiki Co. Ltd.	59,271
902	Autoliv, Inc.	96,135
1,487	Bridgestone Corp.	52,033
545	Cie Generale des Etablissements Michelin	65,100
281	Continental AG	65,065
1,161	Denso Corp.	55,408
10,048	GKN PLC	62,399
800	Magna International, Inc.	86,231
2,000	NGK Insulators Ltd.	45,405
3,049	Pirelli & C. SpA	48,917
3,304	Sumitomo Electric Industries Ltd.	46,473
1,305	Toyota Industries Corp.	67,369
378	Valeo SA	50,756
		800,562
	BANKS - 8.5%
2,697	Australia & New Zealand Banking Group Ltd.	84,811
7,428	Banco Santander SA	77,583
12,374	Bank Hapoalim BM	71,589
18,000	Bank of East Asia Ltd.	74,668
1,800	Bank of Montreal	132,635

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 8.5%
1,900	Bank of Nova Scotia	$ 126,845
11,418	Bank of Yokohama Ltd.	65,706
5,303	Bankinter SA	41,487
826	BNP Paribas SA	56,021
34,000	BOC Hong Kong Holdings Ltd.	98,487
7,655.00	CaixaBank SA	47,229
1,500	Canadian Imperial Bank of Commerce	136,655
1,215	Commonwealth Bank of Australia	92,688
2,114	Credit Suisse Group AG	60,448
2,462	Danske Bank	69,571
8,616	DBS Group Holdings Ltd.	115,760
3,537	DNB ASA	64,696
7,000	Hang Seng Bank Ltd.	114,344
9,211	HSBC Holdings PLC	93,403
10,397	Mitsubishi UFJ Financial Group, Inc.	63,730
32,745	Mizuho Financial Group, Inc.	67,229
2,590	National Australia Bank Ltd.	80,078
3,000	National Bank of Canada	127,421
7,528	Natixis	48,248
4,910	Nordea Bank AB	69,202
14,769	Oversea-Chinese Banking Corp. Ltd.	113,134
12,990	Resona Holdings, Inc.	75,650
1,800	Royal Bank of Canada	128,716
5,035	Skandinaviska Enskilda Banken AB - Cl. A	67,202
3,224	Standard Chartered PLC	65,837
1,339	Sumitomo Mitsui Financial Group, Inc.	56,092
10,024	Sumitomo Mitsui Trust Holdings, Inc.	45,811
1,395	Svenska Handelsbanken AB - Cl. A	68,200
2,337	Swedbank AB - Cl. A	61,894
2,800	Toronto-Dominion Bank	144,257
5,753	United Overseas Bank Ltd.	103,920
2,513	Westpac Banking Corp.	80,304
		3,091,551
	BEVERAGES - 1.7%
700	Anheuser-Busch InBev NV	80,395
674	Carlsberg A/S	72,582
2,422	Coca-Cola HBC AG *	55,590
34	Coca Cola, Inc. *	780
2,561	Diageo PLC	81,732
1,148	Heineken NV	82,394
4,400	Kirin Holdings Co. Ltd.	63,540
656	Pernod Ricard SA	78,754
1,530	SABMiller PLC	88,656
		604,423
	BIOTECHNOLOGY - 0.2%
1,096	CSL Ltd.	68,796

	BUILDING MATERIALS - 1.4%
1,052	Compagnie de Saint-Gobain	59,339
800	Daikin Industries Ltd.	50,475
221	Geberit AG	77,571
872	Holcim Ltd.	76,640
831	Imerys SA	70,005
748	Lafarge SA	64,918
1,900	LIXIL Group Corp.	51,274
17	Sika AG	69,503
		519,725
	CHEMICALS - 4.1%
700	Agrium, Inc.	64,213
757	Air Liquide SA	102,175
618	Arkema SA	60,132
8,390	Asahi Kasei Corp.	64,182
718	BASF SE	83,573
444	Brenntag AG	79,317
208	EMS-Chemie Holding AG	83,022
1,809	Evonik Industries AG	71,938
50	Givaudan SA	83,380

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	CHEMICALS (Continued) - 4.1%
4,138	Israel Chemicals Ltd.	$ 35,476
1,531	Johnson Matthey PLC	81,173
925	Koninklijke DSM NV	67,351
465	Linde AG	98,854
12,700	Mitsubishi Chemical Holdings Corp.	56,286
671	Nitto Denko Corp.	31,441
1,595	Novozymes A/S - Cl. B	79,980
1,300	Potash Corp of Saskatchewan, Inc.	49,506
1,094	Shin-Etsu Chemical Co. Ltd.	66,497
457	Solvay SA	78,636
212	Syngenta AG	78,953
1,464	Yara International ASA	73,342
		1,489,427
	COMMERCIAL SERVICES - 3.2%
4,074	Abertis Infraestructuras SA	93,720
718	Adecco SA	59,098
1,978	Aggreko PLC	55,819
3,274	Ashtead Group PLC	48,996
2,757	Atlantia SpA	78,576
3,982	Babcock International Group PLC	79,137
7,817	Brambles Ltd.	67,758
3,391	Bunzl PLC	94,070
2,573	Bureau Veritas SA	71,395
4,075	Capita PLC	79,800
6,000	Dai Nippon Printing Co. Ltd.	62,659
1,914	Edenred	58,022
1,665	Intertek Group PLC	78,282
1,000	Secom Co. Ltd.	61,100
37	SGS SA	88,651
790	Sodexo	84,946
		1,162,029
	COMPUTERS - 0.8%
872	AtoS	72,624
880	Cap Gemini SA	62,761
1,600	CGI Group, Inc. *	56,787
448	Gemalto NV	46,424
1,600	Nomura Research Institute Ltd.	50,380
		288,976
	COSMETICS - 0.8%
955	Beiersdorf AG	92,387
1,762	Kao Corp.	69,343
471	L'Oreal SA	81,142
1,000	Unicharm Corp.	59,589
		302,461
	DISTRIBUTION/WHOLESALE - 1.4%
5,085	ITOCHU Corp.	65,300
1,423	Jardine Cycle & Carriage Ltd.	50,519
42,000	Li & Fung Ltd.	62,212
9,597	Marubeni Corp.	70,194
3,940	Mitsubishi Corp.	81,942
4,773	Mitsui & Co. Ltd.	76,511
5,246	Sumitomo Corp.	70,837
1,809	Toyota Tsusho Corp.	52,015
		529,530
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,189	Aberdeen Asset Management PLC	48,046
2,710	ASX Ltd.	91,098
2,800	CI Financial Corp.	92,098
5,000	Daiwa Securities Group, Inc.	43,283
909	Deutsche Boerse AG	70,529
2,267	Hargreaves Lansdown PLC	48,000
5,671	Hong Kong Exchanges and Clearing Ltd.	105,733
1,800	IGM Financial, Inc.	86,284
8,569	Investec PLC	78,993
1,400	Japan Exchange Group, Inc.	34,478
1,471	Julius Baer Group Ltd.	60,638

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.3%
2,144	London Stock Exchange Group PLC	$ 73,594
1,137	Macquarie Group Ltd.	63,948
7,350	Nomura Holdings, Inc.	52,018
21,083	Old Mutual PLC	71,287
2,869	ORIX Corp.	47,548
217	Partners Group Holding AG	59,309
1,443	Schroders PLC	61,847
		1,188,731
	ELECTRIC - 3.1%
5,909	AGL Energy Ltd.	86,276
20,000	China Resources Power Holdings Co. Ltd.	56,772
19,000	CLP Holdings Ltd.	155,917
18,330	EDP - Energias de Portugal SA	91,937
1,610	Electricite de France SA	50,690
1,897	Endesa SA	73,360
3,366	Fortum OYJ	90,357
12,753	Iberdrola SA	97,466
10,500	Power Assets Holdings Ltd.	91,787
800	Red Electrica Corp. SA	73,154
3,762	SSE PLC	100,823
18,712	Terna Spa	98,668
2,898	Verbund AG	56,114
		1,123,321
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
6,739	Hitachi Ltd.	49,357
1,310	Legrand SA	80,132
702	Schneider Electric SE	66,067
		195,556
	ELECTRONICS - 1.0%
2,061	Hoya Corp.	68,476
72	Keyence Corp.	31,409
1,230	Kyocera Corp.	58,374
500	Murata Manufacturing Co. Ltd.	46,792
1,100	Omron Corp.	46,363
2,788	Rexel SA	65,186
12,000	Toshiba Corp.	56,026
		372,626
	ENERGY-ALTERNATE SOURCES - 0.2%
23,874	Enel Green Power SpA	67,585

	ENGINEERING & CONSTRUCTION - 2.4%
790	Aeroports de Paris	104,055
13,000	Cheung Kong Infrastructure Holdings Ltd.	89,655
30,000	China State Construction International Holdings Ltd.	52,643
3,754	Ferrovial SA	83,583
1,182	Fraport AG Frankfurt Airport Services Worldwide	83,491
612	Hochtief AG	52,955
1,628	JGC Corp.	49,462
23,913	SembCorp Industries Ltd.	103,002
26,541	Singapore Technologies Engineering Ltd.	80,898
3,869	Skanska AB	88,185
1,007	Vinci SA	75,265
		863,194
	ENTERTAINMENT - 0.5%
74,246	Genting Singapore PLC	79,207
540	Oriental Land Co. Ltd.	92,505
		171,712
	ENVIRONMENTAL CONTROL - 0.1%
24,000	China Everbright International Ltd.	34,311

	FOOD - 5.5%
1,091	Aryzta AG *	103,331
1,494	Associated British Foods PLC	77,908
66	Barry Callebaut AG *	89,672
1,639	Carrefour SA	60,443
615	Casino Guichard Perrachon SA	81,519

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	FOOD (Continued) - 5.5%
1,177	Colruyt SA	$ 59,775
9,000	Dairy Farm International Holdings Ltd.	95,940
1,216	Danone SA	90,287
668	Delhaize Group SA	45,182
1,200	George Weston Ltd.	88,637
2,126	ICA Gruppen AB	72,353
14,850	J Sainsbury PLC	80,131
3,441	Jeronimo Martins SGPS SA	56,595
3,682	Koninklijke Ahold NV	69,102
2	Lindt & Spruengli AG	123,531
3,033	Loblaw Cos. Ltd.	135,540
1,391	Nestle SA	107,748
1,900	Saputo, Inc.	113,989
1,726	Seven & I Holdings Co. Ltd.	72,713
2,208	Unilever PLC	100,111
31,022	Wilmar International Ltd.	79,378
18,676	WM Morrison Supermarkets PLC	58,581
2,827	Woolworths Ltd.	93,912
917	Yakult Honsha Co Ltd.	46,434
		2,002,812
	FOOD SERVICE - 0.3%
6,066	Compass Group PLC	105,510

	FOREST PRODUCTS - 0.4%
2,898	Mondi PLC	52,638
1,870	Smurfit Kappa Group PLC	42,724
2,231	Svenska Cellulosa AB SCA	58,053
		153,415
	GAS - 2.4%
5,000	Beijing Enterprises Holdings Ltd.	47,321
2,200	Canadian Utilities Ltd.	82,583
14,932	Centrica PLC	79,832
28,000	China Gas Holdings Ltd.	58,093
16,000	China Resources Gas Group Ltd.	50,372
2,365	Enagas SA	76,080
2,364	Gas Natural SDG SA	74,640
48,300	Hong Kong & China Gas Co. Ltd.	105,695
8,443	National Grid PLC	121,297
15,476	Snam SpA	93,214
14,087	Tokyo Gas Co. Ltd.	82,317
		871,444
	HAND/MACHINE TOOLS - 0.7%
813	Makita Corp.	50,236
4,235	Sandvik AB	57,790
508	Schindler Holding AG	77,211
198	SMC Corp.	52,984
		238,221
	HEALTHCARE PRODUCTS - 1.2%
762	Coloplast A/S - Cl. B	68,892
684	Essilor International SA	72,519
2,015	Getinge AB - Cl. B	52,884
1,359	Luxottica Group SpA	78,636
6,872	Smith & Nephew PLC	122,116
2,232	Terumo Corp.	49,901
		444,948
	HEALTHCARE SERVICES - 0.5%
986	Fresenius Medical Care AG & Co. KGaA	66,259
511	Fresenius SE & Co. KGaA	76,176
1,314	Ramsay Health Care Ltd.	56,391
		198,826
	HOLDINGS COMPANIES - 1.8%
99	Bollore SA	64,237
14,000	China Merchants Holdings International Co. Ltd.	43,714
1,415	GEA Group AG	66,981
6,000	Hutchison Whampoa Ltd.	82,061
800	Jardine Matheson Holdings Ltd.	47,448

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	HOLDINGS COMPANIES (Continued) - 1.8%
1,500	Jardine Strategic Holdings Ltd.	$ 53,595
12,838	Keppel Corp. Ltd.	111,111
8,500	Swire Pacific Ltd.	104,628
9,000	Wharf Holdings Ltd.	64,797
		638,572
	HOME BUILDERS - 0.8%
6,284	Barratt Developments PLC	40,164
3,000	Daiwa House Industry Co. Ltd.	62,185
2,132	Persimmon PLC	46,418
4,649	Sekisui House Ltd.	63,740
23,710	Taylor Wimpey PLC	46,228
		258,735
	HOME FURNISHINGS - 0.1%
14,000	Haier Electronics Group Co. Ltd.	36,579

	HOUSEHOLD PRODUCTS - 0.2%
948	Reckitt Benckiser Group PLC	82,690

	INSURANCE - 6.8%
3,053	Admiral Group PLC	80,882
7,670	Aegon NV	66,924
1,779	Ageas	70,952
15,200	AIA Group Ltd.	76,389
468	Allianz SE	77,967
14,611	AMP Ltd.	73,040
2,440	AXA SA	58,302
3,281	CNP Assurances	68,089
17,410	Direct Line Insurance Group PLC	80,337
3,128	Gjensidige Forsikring ASA	56,093
3,400	Great-West Lifeco, Inc.	96,295
1,070	Hannover Rueckversicherung SE	96,393
13,521	Insurance Australia Group Ltd.	74,478
20,056	Legal & General Group PLC	77,316
3,900	Manulife Financial Corp.	77,627
14,095	Mapfre SA	56,167
5,211	Mediolanum SpA	40,161
402	Muenchener Rueckversicherungs AG	89,093
1,900	NKSJ Holdings, Inc.	51,162
3,600	Power Corp. of Canada	100,169
3,100	Power Financial Corp.	96,613
2,805	Prudential PLC	64,333
1,603	Sampo - Cl. A	81,081
2,726	SCOR SE	93,738
3,367	Sony Financial Holdings, Inc.	57,429
5,009	St. James's Place PLC	65,280
10,776	Standard Life PLC	68,947
958	Swiss Re AG	85,225
3,600	T&D Holdings, Inc.	48,931
2,577	Talanx AG	90,449
1,800	Tokio Marine Holdings, Inc.	59,200
1,212	Vienna Insurance Group AG	64,854
327	Zurich Insurance Group AG	98,554
		2,442,470
	INTERNET - 0.5%
382	ASOS PLC *	19,339
178	Iliad SA	53,789
1,499	United Internet AG	66,023
6,500	Yahoo Japan Corp.	30,027
		169,178
	INVESTMENT COMPANIES - 0.5%
1,413	Exor SpA	58,008
1,187	Pargesa Holding SA	106,601
		164,609
	IRON/STEEL - 0.6%
8,538	Fortescue Metals Group Ltd.	35,031
2,400	JFE Holdings, Inc.	49,535

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	IRON/STEEL (Continued) - 0.6%
19,000	Nippon Steel & Sumitomo Metal Corp.	$ 60,764
1,445	Voestalpine AG	68,748
		214,078
	LEISURE TIME - 0.2%
653	Shimano, Inc.	72,448

	LODGING - 1.1%
12,124	City Developments Ltd.	99,485
3,563	Crown Resorts Ltd.	50,813
4,000	Galaxy Entertainment Group Ltd.	31,999
2,168	Intercontinental Hotels Group PLC	89,769
15,000	SJM Holdings Ltd.	37,586
1,007	Whitbread PLC	75,934
		385,586
	MACHINERY CONSTRUCTION & MINING - 0.5%
2,192	Atlas Copco AB - Cl. B	63,263
2,470	Komatsu Ltd.	57,343
3,679	Mitsubishi Electric Corp.	45,393
		165,999
	MACHINERY-DIVERSIFIED - 1.5%
1,736	Alstom SA	63,272
297	FANUC Corp.	51,215
1,717	Hexagon AB - Cl. B	55,277
12,000	Kawasaki Heavy Industries Ltd.	45,721
1,640	Kone OYJ - Cl. B	68,427
3,558	Kubota Corp.	50,432
8,000	Mitsubishi Heavy Industries Ltd.	49,906
1,576	Weir Group PLC	70,593
5,168	Zardoya Otis SA	91,968
		546,811
	MEDIA - 1.8%
840	Axel Springer AG	51,687
3,915	British Sky Broadcasting Group PLC	60,530
4,475	Daily Mail & General Trust PLC	63,678
18,492	ITV PLC	56,359
935	ProSiebenSat.1 Media AG	41,642
4,406	Reed Elsevier NV	101,026
6,502	Reed Elsevier PLC	104,531
3,400	Shaw Communications Inc	87,345
3,337	Wolters Kluwer NV	98,761
		665,559
	METAL FABRICATE - 0.3%
1,459	Assa Abloy AB - Cl. B	74,142
981	Vallourec SA	43,919
		118,061
	MINING - 1.1%
3,128	Antofagasta PLC	40,819
2,279	BHP Billiton Ltd.	77,169
2,300	Cameco Corp.	45,175
2,400	First Quantum Minerals Ltd.	51,396
2,213	Orica Ltd.	40,661
1,300	Silver Wheaton Corp.	34,257
3,908	Sumitomo Metal Mining Co. Ltd.	63,455
2,000	Teck Resources Ltd.	45,739
		398,671
	MISCELLANEOUS MANUFACTURING - 1.2%
2,398	Alfa Laval AB	61,718
1,776	FUJIFILM Holdings Corp.	49,523
2,509	IMI PLC	63,809
2,500	Nikon Corp.	39,359
592	Siemens AG	78,162
3,312	Smiths Group PLC	73,469
1,077	Wartsila OYJ Abp	53,399
		419,439
	OFFICE/BUSINESS EQUIPMENT - 0.3%
2,383	Canon, Inc.	77,528
4,000	Ricoh Co. Ltd.	47,656
		125,184

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	OIL & GAS - 3.8%
3,100	ARC Resources Ltd.	$ 94,519
3,190	BG Group PLC	67,380
12,899	BP PLC	113,593
2,000	Canadian Natural Resources Ltd.	92,023
5,200	Canadian Oil Sands Ltd.	117,996
1,423	Fuchs Petrolub SE	60,601
2,900	Husky Energy, Inc.	93,673
2,000	Imperial Oil Ltd.	105,537
4,700	Inpex Corp.	71,444
12,000	JX Holdings, Inc.	64,199
24,000	Kunlun Energy Co. Ltd.	39,575
8,849	Oil Search Ltd.	80,709
5,572	Santos Ltd.	74,944
2,845	Statoil ASA	87,380
1,469	Total SA	106,136
2,562	Woodside Petroleum Ltd.	99,245
		1,368,954
	OIL & GAS SERVICES - 0.3%
1,896	Petrofac Ltd.	39,010
530	Technip SA	57,962
		96,972
	PACKAGING - 0.2%
8,109	Amcor Ltd.	79,773

	PHARMACEUTICALS - 4.5%
647	Actelion Ltd.	81,851
1,541	AstraZeneca PLC	114,397
578	Bayer AG	81,615
2,171	Chugai Pharmaceutical Co. Ltd.	61,181
3,400	Daiichi Sankyo Co. Ltd.	63,429
2,096	Eisai Co. Ltd.	87,804
70	Galenica AG	68,350
3,840	GlaxoSmithKline PLC	102,717
1,094	Grifols SA	59,776
842	Merck KGaA	73,064
5,973	Mitsubishi Tanabe Pharma Corp.	89,439
1,342	Novartis AG	121,505
1,433	Novo Nordisk A/S - Cl. B	65,936
450	Ono Pharmaceutical Co. Ltd.	39,621
2,059	Otsuka Holdings Co. Ltd.	63,817
311	Roche Holding AG	92,749
700	Sanofi	74,339
2,555	Shionogi & Co. Ltd.	53,314
1,291	Shire PLC	100,905
884	Taisho Pharmaceutical Holdings Co. Ltd.	64,483
794	UCB SA	67,203
		1,627,495
	PIPELINES - 0.6%
2,600	Pembina Pipeline Corp.	112,018
2,400	TransCanada Corp.	114,707
		226,725
	REAL ESTATE - 3.9%
2,200	Brookfield Asset Management, Inc.	97,055
38,776	CapitaLand Ltd.	99,529
5,000	Cheung Kong Holdings Ltd.	88,706
20,000	China Overseas Land & Investment Ltd.	48,514
22,000	China Resources Land Ltd.	40,251
678	Daito Trust Construction Co. Ltd.	79,706
30,199	Global Logistic Properties Ltd.	65,403
23,000	Hang Lung Properties Ltd.	70,926
15,300	Henderson Land Development Co. Ltd.	89,526
12,000	Hongkong Land Holdings Ltd.	80,040
2,800	Hulic Co. Ltd.	36,897
2,572	Mitsubishi Estate Co. Ltd.	63,494
1,571	Mitsui Fudosan Co. Ltd.	52,971

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	REAL ESTATE (Continued) - 3.9%
57,000	New World Development Co. Ltd.	$ 64,867
20,500	Shimao Property Holdings Ltd. *	37,666
48,000	Sino Land Co. Ltd.	79,027
1,417	Sumitomo Realty & Development Co. Ltd.	60,801
8,000	Sun Hung Kai Properties Ltd.	109,725
25,000	Swire Properties Ltd.	73,062
17,000	Wheelock & Co. Ltd.	70,959
		1,409,125
	RETAIL - 3.5%
2,500	Alimentation Couche Tard, Inc.	68,576
36,000	Belle International Holdings Ltd.	39,947
900	Canadian Tire Corp. Ltd.	86,461
20,000	China Resources Enterprise Ltd.	55,482
24,600	Chow Tai Fook Jewellery Group Ltd.	37,581
720	Cie Financiere Richemont SA	75,540
100	Fast Retailing Co. Ltd.	32,899
1,587	Hennes & Mauritz AB - Cl. B	69,261
520	Inditex SA	80,009
10,953	Kingfisher PLC	67,251
1,074	Lawson, Inc.	80,569
827	Lululemon Athletica, Inc. *	33,477
8,255	Marks & Spencer Group PLC	60,032
687	Next PLC	76,080
727	Pandora A/S	55,730
3,571	Sports Direct International PLC *	43,149
110	Swatch Group AG	66,417
1,800	Tim Hortons, Inc.	98,598
2,099	Travis Perkins PLC	58,803
2,260	Wesfarmers Ltd.	89,187
		1,275,049
	SEMICONDUCTORS - 0.7%
3,128	ARM Holdings PLC	47,132
700	ASML Holding NV	65,169
790	Avago Technologies Ltd.	56,935
5,665	Infineon Technologies AG	70,794
		240,030
	SHIPBUILDING - 0.3%
28,978	SembCorp Marine Ltd.	95,299

	SOFTWARE - 0.9%
1,998	Amadeus IT Holding SA - Cl. A	82,380
1,080	Check Point Software Technologies Ltd. * ^	72,392
566	Dassault Systemes SA	72,800
2,800	GungHo Online Entertainment, Inc.	18,075
1,010	SAP AG	77,978
		323,625
	TELECOMMUNICATIONS - 4.1%
2,600	BCE, Inc.	118,093
1,937	Belgacom SA	64,261
12,893	BT Group PLC	84,874
10,000	China Mobile Ltd.	97,028
52,000	China Unicom Hong Kong Ltd.	80,379
2,282	Eutelsat Communications SA	79,267
714	KDDI Corp.	43,548
1,149	Nippon Telegraph & Telephone Corp.	71,655
4,600	NTT DOCOMO, Inc.	78,642
1,700	Rogers Communications, Inc.	68,504
29,009	Singapore Telecommunications Ltd.	89,584
579	Softbank Corp.	43,109
9,283	TDC A/S	96,046
5,133	Telefonica SA	87,973
1,330	Telenet Group Holding NV *	75,775
2,896	Telenor ASA	65,954
10,860	TeliaSonera AB	79,226
20,670	Telstra Corp. Ltd.	101,574
2,000	TELUS Corp.	74,643
		1,500,135

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares			Value
	TEXTILES - 0.2%
9,842	Toray Industries, Inc.		$ 64,700

	TRANSPORTATION - 3.0%
27	AP Moeller - Maersk A/S		67,075
17,872	Aurizon Holdings Ltd.		83,947
1,600	Canadian National Railway Co.		104,204
400	Canadian Pacific Railway Ltd.		72,564
514	Central Japan Railway Co.		73,313
2,022	Deutsche Post AG		73,101
13,000	Hankyu Hanshin Holdings, Inc.		74,168
18,328	Kintetsu Corp.		66,756
1,490	Koninklijke Vopak NV		72,816
554	Kuehne + Nagel International AG		73,708
27,000	MTR Corp. Ltd.		103,990
9,664	Tokyo Corp.		68,490
2,000	West Japan Railway Co.		88,047
2,500	Yamato Holdings Co. Ltd.		51,796
			1,073,975
	WATER - 0.9%
54,000	Guangdong Investment Ltd.		62,289
2,963	Severn Trent PLC		97,906
3,479	Suez Environnement Co.		66,578
6,903	United Utilities Group PLC		104,131
			330,904

	TOTAL COMMON STOCK (Cost - $33,109,125)		35,795,164

	WARRANTS - 0.0%
666	Sun Hung Kai Properties Ltd. - Warrant *		870
	TOTAL WARRANTS (Cost - $110)

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
1,173,325	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		1,173,325
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,173,325)

	COLLATERAL FOR SECURITIES LOANED - 0.2%
71,208	Mount Vernon Securities Lending Prime Portfolio, 0.19%		71,208
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $71,208)

	TOTAL INVESTMENTS - 102.5% (Cost - $34,353,768) (a)		$ 37,040,567
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5) %		(890,802)
	NET ASSETS - 100.0%		$ 36,149,765

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $69,175.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $34,438,766 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 3,180,342
	Unrealized depreciation		(578,541)
	Net unrealized appreciation		$ 2,601,801

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
3	MSCI EAFE Index Mini, Sep 2014	$ 295,335	$ 225
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Portfolio Composition (Unaudited) *
Japan	17.5%
Britain	13.4%
Canada	10.4%
France	9.3%
Hong Kong	8.9%
Germany	6.3%
Switzerland	6.0%
Australia	4.9%
Singapore	3.9%
Spain	3.2%
Other Countries	16.1%
Total	100.0%
* Based on total value of investments.
Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 88.2%
	ADVERTISING - 0.2%
1,426	Cheil Worldwide, Inc. *	$ 32,132

	AEROSPACE/DEFENSE - 0.5%
1,215	Korea Aerospace Industries Ltd.	37,464
1,048	Samsung Techwin Co. Ltd.	54,894
		92,358
	AGRICULTURE - 1.6%
8,764	Astra Agro Lestari Tbk PT	20,794
2,970	British American Tobacco Malaysia Bhd	60,621
39,277	Charoen Pokphand Indonesia Tbk PT	12,469
5,593	Gudang Garam Tbk PT	25,198
30,153	IOI Corp. Bhd	49,300
737	KT&G Corp.	65,190
6,508	Kuala Lumpur Kepong Bhd	49,048
3,666	Souza Cruz SA	38,129
		320,749
	AIRLINES - 0.3%
54,000	Air China Ltd.	31,632
44,253	AirAsia BHD	31,698
		63,330
	APPAREL - 0.7%
2,000	Eclat Textile Co. Ltd.	24,223
49,273	Far Eastern New Century Corp.	53,000
9	LPP SA	24,891
25,317	Pou Chen Corp.	30,451
		132,565
	AUTO MANUFACTURERS - 1.5%
3,000	Byd Co. Ltd.	17,245
2,587	Ford Otomotiv Sanayi AS *	32,200
5,794	Great Wall Motor Co. Ltd. - H Shares	21,530
154	Hyundai Motor Co.	34,929
712	Kia Motors Corp.	39,828
3,556	Tofas Turk Otomobil Fabrikasi AS	22,047
13,015	UMW Holdings Bhd	44,262
27,466	Yulon Motor Co. Ltd.	44,660
2,651	Yulon Nissan Motor Co. Ltd.	33,881
		290,582
	AUTO PARTS & EQUIPMENT - 1.1%
18,152	Cheng Shin Rubber Industry Co. Ltd.	46,399
715	Halla Climate Control Corp.	32,364
129	Hyundai Mobis	36,207
208	Hyundai Wia Corp.	40,291
237	Mando Corp.	29,747
9,306	Weichai Power Co. Ltd. - H Shares	35,962
		220,970
	BANKS - 11.5%
97,369	Agricultural Bank of China Ltd. - H Shares	42,966
7,594	Akbank TAS	27,891
28,664	AMMB Holdings Bhd	63,559
2,425	Banco Bradesco SA	35,423
337,600	Banco de Chile	44,838
634	Banco de Credito e Inversiones	36,634
3,403	Banco do Brasil SA	38,297
632,686	Banco Santander Chile	41,655
5,624	Bangkok Bank PLC	33,454
28,901	Bank Central Asia Tbk PT	26,771
62,236	Bank Danamon Indonesia Tbk PT	21,724
638	Bank Handlowy w Warszawie SA	25,155
24,389	Bank Mandiri Persero Tbk PT	19,973
8,476	Bank Millennium SA	21,684
49,008	Bank Negara Indonesia Persero Tbk PT	19,665
24,100	Bank of Ayudhya PLC	34,539
118,857	Bank of China Ltd. - H Shares	53,215

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 11.5%
68,599	Bank of Communications Co. Ltd. - H Shares	$ 47,354
17,925	Bank of the Philippine Islands	37,365
556	Bank Pekao SA	31,826
25,977	Bank Rakyat Indonesia Persero Tbk PT	22,586
213	Bank Zachodni WBK SA	25,878
2,519	Barclays Africa Group Ltd.	38,251
16,118	BDO Unibank, Inc.	34,521
119,572	Chang Hwa Commercial Bank	74,010
60,103	China Citic Bank Corp. Ltd. - H Shares	36,448
64,952	China Construction Bank Corp. - H Shares	49,110
19,936	China Merchants Bank Co. Ltd. - H Shares	39,305
39,076	China Minsheng Banking Corp. Ltd. - H Shares	35,394
83,894	Chongqing Rural Commercial Bank - H Shares	38,752
23,806	CIMB Group Holdings Bhd	54,270
5,874	Commercial International Bank Egypt SAE	29,239
15,213	Compartamos SAB de CV	29,383
2,487,945	Corpbanca SA	30,693
10,654	FirstRand Ltd.	40,821
5,036	Grupo Financiero Banorte SAB de CV - O Shares	36,012
12,352	Grupo Financiero Inbursa SAB de CV - O Shares	36,814
12,841	Grupo Financiero Santander Mexico SAB de CV - B Shares	34,046
14,372	Hong Leong Bank Bhd	61,767
71,155	Industrial & Commercial Bank of China Ltd. - H Shares	44,987
4,090	Industrial Bank of Korea	54,569
2,835	Itau Unibanco Holding SA	38,864
5,618	Kasikornbank PLC	35,322
155	Komercni Banka AS	35,632
43,735	Krung Thai Bank PLC	28,172
21,294	Malayan Banking Bhd	65,188
17,969	Metropolitan Bank & Trust Co.	35,975
1,910	Nedbank Group Ltd.	41,156
1,856	OTP Bank PLC	35,671
2,710	Powszechna Kasa Oszczednosci Bank Polski SA	33,639
19,345	RHB Capital Bhd	51,510
15,570	Sberbank of Russia	38,641
5,332	Siam Commercial Bank PLC	27,690
3,161	Standard Bank Group Ltd.	43,096
7,095	Turkiye Garanti Bankasi AS	27,731
3,982	Turkiye Halk Bankasi AS	29,851
12,822	Turkiye Is Bankasi - C Shares	34,639
13,592	Turkiye Vakiflar Bankasi Tao - D Shares	31,849
34,880,000	VTB Bank OJSC	42,103
14,448	Yapi ve Kredi Bankasi AS	31,471
		2,259,044
	BEVERAGES - 1.4%
2,398	Anadolu Efes Biracilik Ve Malt Sanayii AS *	29,339
6,773	Arca Continental SAB de CV	45,854
3,644	Cia Cervecerias Unidas SA	42,698
3,579	Coca-Cola Femsa SAB de CV	40,657
1,093	Coca-Cola Icecek AS	26,951
47,383	LT Group, Inc.	16,020
47,023	Thai Beverage PLC	23,385
5,487	Tsingtao Brewery Co. Ltd. - H Shares	42,903
		267,807
	BUILDING MATERIALS - 1.4%
8,073	Anhui Conch Cement Co. Ltd. - H Shares	27,708
48,009	Asia Cement Corp.	65,695
33,632	China National Building Material Co. Ltd. - H Shares	29,638
6,546	Duratex SA	26,556
10,648	Indocement Tunggal Prakarsa Tbk PT	20,220
16,277	Semen Indonesia Persero Tbk PT	20,663
2,786	Siam City Cement PLC	38,640
26,555	Taiwan Cement Corp.	40,158
		269,278

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	CHEMICALS - 2.6%
18,000	Formosa Chemicals & Fibre Corp.	$ 45,528
20,000	Formosa Plastics Corp.	53,398
166	LG Chem Ltd.	48,561
162	Lotte Chemical Corp.	29,539
19,000	Nan Ya Plastics Corp.	45,706
28,863	Petronas Chemicals Group Bhd	60,854
15,274	PTT Global Chemical PLC	31,776
857	Sasol Ltd	50,955
16,701	Synthos SA	24,305
29,443	Taiwan Fertilizer Co. Ltd.	58,317
1,696	Ultrapar Participacoes SA	40,189
5,320	Uralkali OJSC	24,374
		513,502
	COAL - 0.8%
209,977	Adaro Energy Tbk PT	20,777
29,790	Banpu PLC	27,085
55,363	China Coal Energy Co. Ltd. - H Shares	28,788
11,004	China Shenhua Energy Co. Ltd. - H Shares	31,804
2,672	Exxaro Resources Ltd.	34,796
9,919	Indo Tambangraya Megah Tbk PT	22,553
		165,803
	COMMERCIAL SERVICES - 2.8%
4,200	Anhanguera Educacional Participacoes SA	35,068
4,117	Arteris SA	34,226
4,608	CCR SA	37,743
2,940	Cielo SA	60,769
6,270	EcoRodovias Infraestrutura e Logistica SA	42,849
3,503	Estacio Participacoes PA	46,305
12,908	International Container Terminal Services, Inc.	32,821
49,925	Jasa Marga Persero Tbk PT	25,120
26,838	Jiangsu Expressway Co. Ltd. - H Shares	31,754
1,600	Kroton Educacional SA	44,986
2,565	Localiza Rent a Car SA	42,310
13,185	OHL Mexico SAB de CV *	40,242
413	S1 Corp.	33,225
40,589	Zhejiang Expressway Co. Ltd. - H Shares	41,111
		548,529
	COMPUTERS - 1.5%
4,637	Advantech Co. Ltd.	39,561
3,635	Asustek Computer, Inc.	40,498
21,000	Foxconn Technology Co. Ltd.	50,868
21,000	Inventec Corp.	20,094
24,822	Lenovo Group Ltd.	33,885
25,390	Lite-On Technology Corp.	42,346
13,944	Quanta Computer, Inc.	40,588
215	SK C&C Co. Ltd.	35,379
		303,219
	COSMETICS - 0.9%
39	Amorepacific Corp.	58,741
72	AMOREPACIFIC Group	53,155
64	LG Household & Health Care Ltd.	28,811
2,018	Natura Cosmeticos SA	34,340
		175,047
	DISTRIBUTION/WHOLESALE - 0.6%
13,419	Berli Jucker PLC	19,438
1,358	Hanwha Corp.	34,694
724	Samsung C&T Corp.	53,378
		107,510
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
6,018	BM&F Bovespa SA	31,760
2,508	BS Financial Group, Inc.	36,932
3,291	CETIP SA - Mercados Organizados	46,967
216,000	China Development Financial Holding Corp.	70,967

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 6.1%
12,480	CITIC Securities Co. Ltd. - H Shares	$ 27,535
4,363	Coronation Fund Managers Ltd.	39,181
85,487	CTBC Financial Holding Co. Ltd.	56,917
82,000	E.Sun Financial Holding Co. Ltd.	52,538
137,430	First Financial Holding Co. Ltd.	88,282
35,000	Fubon Financial Holding Co. Ltd.	50,529
21,999	Haitong Securities Co. Ltd. - H Shares	34,118
126,935	Hua Nan Financial Holdings Co. Ltd.	79,417
4,900	Investec Ltd.	44,911
1,090	KB Financial Group, Inc.	37,919
69,773	Mega Financial Holding Co. Ltd.	58,010
22,370	Moscow Exchange *	44,315
7,211	RMB Holdings Ltd.	35,657
930	Shinhan Financial Group Co. Ltd.	43,061
117,000	SinoPac Financial Holdings Co. Ltd.	52,650
138,276	Taishin Financial Holding Co. Ltd.	70,783
182,129	Taiwan Cooperative Financial Holding	104,199
3,102	Woori Finance Holdings Co. *	36,942
87,992	Yuanta Financial Holding Co. Ltd.	47,545
		1,191,135
	ELECTRIC - 3.6%
34,444	Aboitiz Power Corp.	28,917
76,485	AES Gener SA	39,587
5,754	AES Tiete SA	42,560
1,323	CEZ AS	39,914
87,026	Datang International Power Generation Co. Ltd. - H Shares	34,023
11,200	Electricity Generating PLC	47,809
31,998	Empresa Nacional de Electricidad SA	47,942
147,143	Enersis SA	49,541
10,677	Glow Energy PLC	27,395
68,000	Huadian Power International Corp. Ltd.	41,149
36,000	Huaneng Power International, Inc. *	40,644
7,800	Infraestructura Energetica Nova SAB de CV	43,273
32,658	Ratchaburi Electricity Generating Holding PLC	54,604
21,172	Tauron Polska Energia SA *	36,040
11,800	Tenaga Nasional Bhd	44,760
3,136	Tractebel Energia SA	47,231
91,036	YTL Power International Bhd *	41,676
		707,065
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
5,837	Delta Electronics, Inc.	42,475
18,352	Dongfang Electric Corp. Ltd. - H Shares	31,541
1,000	Hermes Microvision, Inc.	39,647
		113,663
	ELECTRONICS - 1.5%
5,327	AAC Technologies Holdings, Inc.	34,676
15,100	Delta Electronics Thailand PLC	29,087
20,377	Hon Hai Precision Industry Co. Ltd.	68,176
1,693	LG Display Co. Ltd. *	53,207
22,962	Pegatron Corp.	43,790
625	Samsung Electro-Mechanics Co. Ltd.	36,011
18,682	Synnex Technology International Corp.	31,440
		296,387
	ENERGY-ALTERNATE SOURCES - 0.1%
25,844	China Longyuan Power Group Corp. - H Shares	28,044

	ENGINEERING & CONSTRUCTION - 3.0%
3,448	Airports of Thailand PLC	21,094
53,619	China Communications Construction Co. Ltd. - H Shares	35,975
40,889	China Railway Construction Corp. Ltd. - H Shares	35,981
82,031	China Railway Group Ltd. - H Shares	40,114
353	Daelim Industrial Co. Ltd.	29,410
3,494	Daewoo Engineering & Construction Co. Ltd. *	30,284
18,918	DMCI Holdings, Inc.	32,068

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ENGINEERING & CONSTRUCTION (Continued) - 3.0%
10,766	Enka Insaat ve Sanayi AS	$ 29,185
35,520	Gamuda Bhd	52,102
6,750	Grupo Aeroportuario del Pacifico SAB de CV	45,709
3,100	Grupo Aeroportuario del Sureste SAB de CV	39,387
806	Hyundai Engineering & Construction Co. Ltd.	45,882
445	KEPCO Engineering & Construction Co., Inc.	21,814
14,400	Malaysia Airports Holdings Bhd	35,787
1,673	Multiplan Empreendimentos Imobiliarios SA	39,174
2,576	Promotora y Operadora de Infraestructura SAB de CV *	34,366
2,616	TAV Havalimanlari Holding AS	20,782
		589,114
	ENTERTAINMENT - 0.3%
1,446	OPAP SA	25,733
823	Paradise Co. Ltd.	30,420
		56,153
	FOOD - 4.5%
1,495	Bidvest Group Ltd.	39,721
1,209	BIM Birlesik Magazalar AS	27,703
2,027	BRF SA	49,311
10,601	Cencosud SA	34,773
24,988	Charoen Pokphand Foods PLC	20,986
154	CJ CheilJedang Corp.	52,432
29,700	Felda Global Ventures Holdings Bhd	38,478
4,500	Gruma SAB de CV *	53,853
10,272	Grupo Bimbo SAB de CV Series A	30,029
3,614	Grupo Nutresa SA	52,871
22,334	Indofood CBP Sukses Makmur Tbk PT	18,808
34,554	Indofood Sukses Makmur Tbk PT	19,496
7,600	JBS SA	25,969
26,883	JG Summit Holdings, Inc.	31,560
1,014	M Dias Branco SA	44,592
138	Magnit OJSC	35,910
38	Orion Corp.	34,814
8,657	PPB Group Bhd	40,818
2,570	Shoprite Holdings Ltd.	37,213
13,308	Thai Union Frozen Products PLC	26,660
1,429	Tiger Brands Ltd.	41,201
13,013	Tingyi Cayman Islands Holding Corp.	36,435
26,435	Uni-President Enterprises Corp.	47,406
8,898	Universal Robina Corp.	31,450
		872,489
	FOREST PRODUCTS & PAPER - 0.3%
753	Empresas CMPC SA - Rights *	149
15,956	Empresas CMPC SA	34,862
1,951	Mondi Ltd.	35,566
		70,577
	GAS - 0.4%
53,827	Perusahaan Gas Negara Persero Tbk PT	25,270
6,865	Petronas Gas Bhd	52,380
		77,650
	HEALTHCARE PRODUCTS - 0.2%
1,220	Aspen Pharmacare Holdings Ltd.	34,286
17,476	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	17,069
		51,355
	HEALTHCARE SERVICES - 0.9%
68,320	Bangkok Dusit Medical Services PLC	35,164
10,500	Bumrungrad Hospital PLC	37,863
45,900	IHH Healthcare Bhd	62,610
8,852	Life Healthcare Group Holdings Ltd.	34,532
		170,169
	HOLDINGS COMPANIES - 3.2%
18,098	Aboitiz Equity Ventures, Inc.	23,216
11,504	Alfa SAB de CV - A Shares	31,831
39,420	Alliance Global Group, Inc.	26,277
2,377	Ayala Corp.	35,256

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	HOLDINGS COMPANIES (Continued) - 3.2%
2,966	Barloworld Ltd.	$ 28,236
2,838	Empresas COPEC SA	36,909
6,001	Grupo Carso SAB de CV Series A	31,174
7,194	Haci Omer Sabanci Holding AS	33,545
30,100	IJM Corp. Bhd	62,806
1,793	Imperial Holdings Ltd.	33,717
6,410	KOC Holding AS	31,430
41,000	MMC Corp. Bhd	32,432
2,041	Remgro Ltd.	44,138
2,470	Siam Cement PLC	34,409
27,470	Sime Darby Bhd	82,727
111,931	YTL Corp. Bhd	56,471
		624,574
	HOME BUILDERS - 0.1%
68,727	Land and Houses PLC	20,864

	HOME FURNISHING - 0.7%
4,006	Arcelik AS	24,365
13,000	Hisense Kelon Electrical Holdings Co. Ltd. *	15,264
1,023	LG Corp.	63,189
7,340	Steinhoff International Holdings Ltd.	40,891
		143,709
	HOUSEHOLD PRODUCTS - 0.3%
11,805	Kimberly-Clark de Mexico SAB de CV - A Shares	33,128
9,655	Unilever Indonesia Tbk PT	23,802
		56,930
	INSURANCE - 2.8%
32,558	Cathay Financial Holding Co. Ltd.	50,816
9,303	China Life Insurance Co. Ltd.	32,829
4,223	Discovery Ltd.	38,575
790	Dongbu Insurance Co. Ltd.	40,599
5,733	Hanwha Life Insurance Co. Ltd.	36,602
3,321	Liberty Holdings Ltd.	40,593
13,684	MMI Holdings Ltd.	33,774
10,604	New China Life Insurance Co. Ltd. - H Shares	35,163
4,507	Ping An Insurance Group Co. of China Ltd. - H Shares	34,892
2,306	Porto Seguro SA	33,025
228	Powszechny Zaklad Ubezpieczen SA	33,312
187	Samsung Fire & Marine Insurance Co. Ltd.	47,589
563	Samsung Life Insurance Co. Ltd.	56,754
6,292	Sanlam Ltd.	36,532
		551,055
	INTERNET - 0.3%
29	NAVER Corp.	23,932
2,055	Tencent Holdings Ltd.	31,341
		55,273
	INVESTMENT COMPANIES - 0.6%
2,224	Grupo de Inversiones Suramericana SA	46,261
1,535	GT Capital Holdings, Inc.	30,591
13,863	Rand Merchant Insurance Holdings Ltd.	42,728
		119,580
	IRON/STEEL - 1.4%
1,612	CAP SA	22,726
69,000	China Steel Corp.	57,944
5,700	Cia Siderurgica Nacional SA	24,365
23,443	Eregli Demir ve Celik Fabrikalari TAS	41,890
498	Hyundai Steel Co.	36,618
834	Kumba Iron Ore Ltd.	26,583
224	POSCO	67,299
		277,425
	LEISURE TIME - 0.2%
4,000	Giant Manufacturing Co. Ltd.	31,115

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	LODGING - 0.7%
15,495	Genting Bhd	$ 48,208
28,596	Genting Malaysia Bhd	37,404
595	Grand Korea Leisure Co. Ltd.	24,462
1,135	Kangwon Land, Inc.	33,315
		143,389
	MACHINERY CONSTRUCTION & MINING - 0.2%
11,952	United Tractors Tbk PT	23,250
39,186	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	24,269
		47,519
	MACHINERY-DIVERSIFIED - 0.7%
42,600	CSR Corp. Ltd. - H Shares	32,045
31,000	Teco Electric and Machinery Co. Ltd.	35,627
4,764	WEG SA	60,250
		127,922
	MEDIA - 0.6%
14,934	BEC World PLC	22,438
4,184	Cyfrowy Polsat SA	30,789
68,743	Media Nusantara Citra Tbk PT	15,977
256	Naspers Ltd.	30,136
75,200	Surya Citra Media Tbk PT	22,702
		122,042
	METAL FABRICATE - 0.2%
4,170	Catcher Technology Co. Ltd.	38,855

	MINING - 1.8%
1,606	African Rainbow Minerals Ltd.	28,242
35,000	Alrosa AO *	42,968
622	Assore Ltd.	20,859
96,056	China Molybdenum Co. Ltd. - H Shares	49,204
9,928	Grupo Mexico SAB de CV Series B	33,125
2,205	Impala Platinum Holdings Ltd.	22,159
948	Industrias Penoles SAB de CV	23,733
22,906	Jiangxi Copper Co. Ltd. - H Shares	36,234
864	KGHM Polska Miedz SA	35,403
94	Korea Zinc Co. Ltd.	36,881
113,550	Zijin Mining Group Co. Ltd. - H Shares	25,786
		354,594
	MISCELLANEOUS MANUFACTURING - 0.6%
678	Cheil Industries, Inc.	47,039
10,400	China International Marine Containers Group Co. Ltd.	20,048
3,000	Hiwin Technologies Corp.	36,987
208	Largan Precision Co. Ltd.	16,563
		120,637
	OIL & GAS - 3.9%
41,504	China Petroleum & Chemical Corp. - H Shares	39,575
19,970	Ecopetrol SA	35,908
17,000	Formosa Petrochemical Corp.	44,250
10,430	Gazprom Neft OAO	46,102
9,400	Gazprom OAO *	41,124
980	GS Holdings	43,681
960	Lukoil OAO	57,405
3,400	NovaTek OAO	41,940
43,075	PetroChina Co. Ltd. - H Shares	54,411
4,500	Petroleo Brasileiro SA	33,081
5,448	Petronas Dagangan Bhd	40,788
19,762	Polskie Gornictwo Naftowe i Gazownictwo SA	34,160
7,253	PTT Exploration & Production PLC	37,443
4,581	PTT PLC	44,898
7,250	Rosneft OAO *	53,083
199	SK Holdings Co. Ltd.	35,893
383	SK Innovation Co. Ltd.	42,773
1,208	Tupras Turkiye Petrol Rafinerileri AS	28,135
		754,650

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	OIL & GAS SERVICE - 0.7%
39,715	Bumi Armada Bhd	$ 42,053
11,305	China Oilfield Services Ltd. - H Shares	27,189
33,900	Dialog Group Bhd	40,013
26,600	SapuraKencana Petroleum Bhd	36,284
		145,539
	PACKAGING & CONTAINERS - 0.2%
9,405	Nampak Ltd.	32,534

	PHARMACEUTICALS - 1.4%
398	Celltrion, Inc. *	18,310
12,912	Genomma Lab Internacional SAB de CV - B Shares *	34,980
5,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	16,091
5,300	Hypermarcas SA *	45,984
168,864	Kalbe Farma Tbk PT	23,605
2,419	Richter Gedeon Nyrt	46,406
6,000	Shanghai Fosun Pharmaceutical Group Co. Ltd.	22,373
19,000	Tong Ren Tang Technologies Co. Ltd.	27,751
188	Yuhan Corp.	33,630
		269,130
	REAL ESTATE - 1.0%
41,025	Ayala Land, Inc.	28,663
3,316	BR Malls Participacoes SA	28,289
15,866	Central Pattana PLC	23,961
5,291	Cyrela Brazil Realty SA Empreendimentos e Participacoes	33,325
295,985	Megaworld Corp.	30,510
73,381	SM Prime Holdings, Inc.	26,660
46,244	UEM Sunrise Bhd	29,236
		200,644
	RETAIL - 5.8%
2,600	Almacenes Exito SA	43,514
9,100	Alsea SAB de CV *	32,719
34,941	Astra International Tbk PT	21,406
5,009	Big C Supercenter PLC	31,493
108	CJ O Shopping Co. Ltd.	39,001
20,287	CP ALL PLC	30,012
3,139	El Puerto de Liverpool SAB de CV - C1 Shares	36,922
129	E-Mart Co. Ltd.	29,578
753	Folli Follie SA *	29,996
9,976	Grupo Comercial Chedraui SA de CV	35,177
21,400	Grupo Sanborns SAB de CV	39,420
84,338	Home Product Center PLC	25,084
1,824	Hotai Motor Co. Ltd.	23,251
363	Hyundai Department Store Co. Ltd.	49,867
6,797	Jollibee Foods Corp.	27,403
6,883	Lojas Americanas SA	37,824
1,162	Lojas Renner SA	37,343
124	Lotte Shopping Co. Ltd.	37,806
2,598	Massmart Holdings Ltd.	32,244
15,300	Matahari Department Store Tbk PT	17,780
27,849	Minor International PLC	25,106
2,400	Mr Price Group Ltd.	40,801
6,094	President Chain Store Corp.	48,729
32,373	Puregold Price Club, Inc.	32,184
3,983	Raia Drogasil SA	33,148
17,000	Ruentex Industries Ltd.	43,909
4,566	SACI Falabella	41,319
14,289	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	29,720
156	Shinsegae Co. Ltd.	33,687
1,535	SM Investments Corp.	28,692
4,834	Truworths International Ltd.	34,084
16,867	Wal-Mart de Mexico SAB de CV	45,214
4,991	Woolworths Holdings Ltd.	36,674
		1,131,107

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	SEMICONDUCTORS - 1.7%
35,414	Advanced Semiconductor Engineering, Inc.	$ 46,031
2,819	MediaTek, Inc.	47,629
5,427	Novatek Microelectronics Corp.	26,691
32	Samsung Electronics Co. Ltd.	41,809
599	Seoul Semiconductor Co. Ltd.	22,555
827	SK Hynix, Inc. *	39,681
9,681	Taiwan Semiconductor Manufacturing Co. Ltd.	40,973
80,242	United Microelectronics Corp.	40,136
15,000	Vanguard International Semiconductor Corp.	24,064
		329,569
	SHIPBUILDING - 0.4%
1,080	Samsung Heavy Industries Co. Ltd.	28,872
44,869	Yangzijang Shipbuilding Holdings Ltd.	38,869
		67,741
	SOFTWARE - 0.3%
3	Cheetah Mobile, Inc. *	53
5,000	Kingsoft Corp. Ltd.	15,064
2,484	Totvs SA	42,890
		58,007
	TELECOMMUNICATIONS - 6.4%
4,193	Advanced Info Service PLC	28,431
38,550	America Movil SAB de CV Series L	40,052
39,863	Axiata Group Bhd	86,529
23,828	Chunghwa Telecom Co. Ltd.	76,692
38,598	DiGi.Com Bhd	68,878
3,290	Empresa Nacional De Telecom	40,469
19,465	Far EasTone Telecommunications Co. Ltd.	44,285
824	Globe Telecom, Inc.	30,200
12,876	Intouch Holdings PLC	29,069
1,663	KT Corp.	50,210
35,634	Maxis Bhd	74,908
5,020	Mobile Telesystems OJSC	44,527
1,742	MTN Group Ltd.	36,688
747	Philippine Long Distance Telephone Co.	51,129
14,742	Rostelecom OJSC *	37,369
202	Samsung SDI Co. Ltd.	32,341
33,500	Sistema JSFC *	44,865
217	SK Telecom Co. Ltd.	50,720
13,491	Taiwan Mobile Co. Ltd.	41,707
16,154	Telecom Egypt Co.	30,267
35,059	Telekom Malaysia Bhd	69,332
122,665	Telekomunikasi Indonesia Persero Tbk PT	25,463
5,370	Tim Participacoes SA	31,313
8,371	Total Access Communication PLC	29,025
45,775	Tower Bersama Infrastructure PC	31,031
10,574	Turk Telekomunikasyon	30,511
6,449	Turkcell Iletism Hizmetleri AS *	40,287
2,931	Vodacom Group Ltd.	36,226
56,622	XL Axiata Tbk PT	24,318
		1,256,842
	TRANSPORTATION - 0.7%
122,801	BTS Group Holdings PLC	32,738
64,884	Guangshen Railway Co. Ltd. - H Shares	24,195
171	Hyundai Glovis Co. Ltd.	45,545
17,500	MISC Bhd	35,425
		137,903
	WATER - 0.4%
71,364	Aguas Andinas SA - A Shares	44,960
2,599	Cia de Saneamento Basico do Estado de Sao Paulo	27,904
		72,864

	TOTAL COMMON STOCK (Cost - $16,326,831)	17,278,239

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares			Value
	EXCHANGE TRADED FUNDS - 6.4%
	EQUITY FUND - 6.4%
55,667	WisdomTree India Earnings Fund ^		$ 1,250,837
	TOTAL EXCHANGE TRADED FUNDS (Cost - $912,836)

	WARRANTS - 0.0%
10,540	Land and Houses PLC - Warrants *		2,063
	TOTAL WARRANTS (Cost - $2,077)

	SHORT-TERM INVESTMENTS - 10.2%
	MONEY MARKET FUND - 10.2%
1,998,264	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		$ 1,998,264
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,998,264)

	COLLATERAL FOR SECURITIES LOANED - 2.6%
506,000	Mount Vernon Securities Lending Prime Portfolio, 0.19%		506,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $506,000)

	TOTAL INVESTMENTS - 107.4% (Cost - $19,746,008) (a)		$ 21,035,403
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4) %		(1,449,132)
	NET ASSETS - 100.0%		$ 19,586,271

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $494,340.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,773,368 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,729,688
	Unrealized depreciation		(467,653)
	Net unrealized appreciation		$ 1,262,035

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.0) %
	Equity Futures - (0.0) %
16	Emerging Market Future, Sep 2014	$ 832,560	$ (2,560)
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	United States	15.8%
	Taiwan	13.0%
	South Korea	12.2%
	China	8.9%
	Malaysia	8.8%
	Brazil	6.8%
	South Africa	6.4%
	Thailand	5.0%
	Mexico	4.5%
	Philippines	3.2%
	Other Countries	15.4%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK -0.3%
	CHEMICALS - 0.3%
2,027	Rayonier Advanced Materials *	$ 78,533
	TOTAL COMMON STOCK (Cost - $72,604)

	REITS - 98.6%
	APARTMENTS - 14.7%
9,987	American Campus Communities	381,903
14,114	Apartment Investment & Management Co.	455,459
19,357	Associated Estates Realty Corp.	348,813
6,140	Camden Property Trust ^	436,861
8,223	Equity Residential	518,049
6,106	Essex Property Trust, Inc. ^	1,129,060
7,025	Home Properties, Inc.	449,319
8,941	Post Properties, Inc.	477,986
		4,197,450

	DIVERSIFIED - 22.3%
11,966	American Assets Trust, Inc.	413,425
5,124	American Tower Corp.	461,058
9,102	Coresite Realty Corp	301,003
10,932	Corrections Corp. of America ^	359,116
4,525	Digital Realty Trust, Inc.	263,898
8,449	EPR Properties	472,046
11,904	Geo Group, Inc.	425,330
47,592	Investors Real Estate Trust ^	438,322
10,055	Liberty Property Trust	381,386
6,695	National Health Investors, Inc.	418,839
9,671	Plum Creek Timber Co., Inc.	436,162
9,976	Potlatch Corp.	413,006
5,684	PS Business Parks, Inc.	474,557
6,080	Rayonier, Inc.	216,144
16,987	Washington Real Estate Investment Trust ^	441,322
13,629	Weyerhaeuser Co.	450,984
		6,366,598
	HEALTHCARE - 9.2%
9,358	HCP, Inc.	387,234
9,735	LTC Properties, Inc.	380,054
25,463	Medical Properties Trust, Inc.	337,130
10,341	Omega Healthcare Investors, Inc. ^	381,169
16,755	Senior Housing Properties Trust	406,979
8,117	Universal Health Realty Income Trust	352,927
6,036	Ventas, Inc.	386,908
		2,632,401
	HOTELS - 6.2%
13,139	Hospitality Properties Trust	399,426
20,113	Host Hotels & Resorts, Inc.	442,687
18,202	RLJ Lodging Trust	525,856
26,787	Sunstone Hotel Investors, Inc.	399,930
		1,767,899
	MANUFACTURED HOMES - 1.6%
10,664	Equity Lifestyle Properties, Inc.	470,922

	OFFICE PROPERTIES - 14.9%
6,168	Alexandria Real Estate Equities, Inc.	478,884
22,599	BioMed Realty Trust, Inc.	493,336
3,746	Boston Properties, Inc.	442,702
15,655	Douglas Emmett, Inc.	441,784
32,851	Franklin Street Properties Corp.	413,266
18,390	Government Properties Income Trust ^	466,922
11,788	Highwoods Properties, Inc. ^	494,507
28,145	Piedmont Office Realty Trust, Inc. - Cl. A ^	533,066
4,662	SL Green Realty Corp. ^	510,069
		4,274,536
	REAL ESTATE - 1.4%
6,416	WP Carey, Inc.	413,190

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares			Value
	REGIONAL MALLS - 6.7%
7,290	Macerich Co.		$ 486,608
3,161	Simon Property Group, Inc.		525,611
13,653	Tanger Factory Outlet Centers		477,445
5,690	Taubman Centers, Inc.		431,359
			1,921,023
	SHOPPING CENTERS - 8.2%
18,563	Acadia Realty Trust ^		521,435
1,086	Alexander's, Inc. ^		401,244
4,202	Federal Realty Investment Trust ^		508,106
20,521	Kimco Realty Corp.		471,573
13,745	Weingarten Realty Investors ^		451,386
			2,353,744
	SINGLE TENANT - 5.8%
13,342	Agree Realty Corp. ^		403,329
10,152	National Retail Properties, Inc. ^		377,553
9,408	Realty Income Corp. ^		417,903
15,240	Select Income REIT		451,714
			1,650,499
	STORAGE - 4.6%
7,941	Extra Space Storage, Inc.		422,858
2,925	Public Storage, Inc. ^		501,199
5,038	Sovran Self Storage, Inc.		389,186
			1,313,243
	WAREHOUSE/INDUSTRIAL - 3.0%
6,982	EastGroup Properties, Inc. ^		448,454
40,851	Monmouth Real Estate Investment Corp. - Cl. A		410,145
			858,599

	TOTAL REITS (Cost - $26,823,644)		28,220,104

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
186,979	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		186,979
	TOTAL SHORT TERM INVESTMENTS (Cost - $186,979)

	COLLATERAL FOR SECURITIES LOANED - 15.0%
4,287,753	Mount Vernon Securities Lending Prime Portfolio, 0.19%		4,287,753
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,287,753)

	TOTAL INVESTMENTS - 114.6% (Cost - $31,298,376) (a)		$ 32,773,369
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6) %		(4,179,485)
	NET ASSETS - 100.0%		$ 28,593,884

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $4,136,453.
REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,467,852 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,488,141
	Unrealized depreciation		(182,624)
	Net unrealized appreciation		$ 1,305,517

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
8	Dow Jones US Real Estate Index, September 2014	$ 223,200	$ 3,930
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 98.5%
	ADVERTISING - 0.2%
6,296	Omnicom Group, Inc. ^	$ 448,401

	AEROSPACE/DEFENSE - 1.7%
4,111	B/E Aerospace, Inc. *	380,226
2,891	Boeing Co.	367,822
4,606	L-3 Communications Holdings, Inc.	556,175
2,828	Lockheed Martin Corp. ^	454,544
3,911	Northrop Grumman Corp.	467,873
4,408	Raytheon Co.	406,638
5,907	Rockwell Collins, Inc. ^	461,573
4,457	United Technologies Corp.	514,561
		3,609,412
	AGRICULTURE - 1.3%
15,512	Altria Group, Inc. ^	650,573
8,892	Archer-Daniels-Midland Co.	392,226
8,836	Lorillard, Inc.	538,731
6,421	Philip Morris International, Inc.	541,355
10,078	Reynolds American, Inc.	608,207
		2,731,092
	AIRLINES - 0.2%
3,094	Alaska Air Group, Inc.	294,085
6,987	Delta Airlines, Inc.	270,537
14,882	Southwest Airlines Co.	399,731
		964,353
	APPAREL - 0.9%
4,024	Hanesbrands, Inc.	396,123
5,771	NIKE, Inc. - Cl. B	447,541
2,299	Ralph Lauren Corp.	369,426
3,638	Under Armour, Inc. - Cl. A * ^	216,425
6,948	VF Corp. ^	437,724
		1,867,239
	AUTO MANUFACTURERS - 0.7%
23,759	Ford Motor Co.	409,605
10,019	General Motors Co.	363,690
4,515	Oshkosh Truck Corp	250,718
6,734	PACCAR, Inc.	423,097
		1,447,110
	AUTO PARTS & EQUIPMENT - 1.1%
11,961	Allison Transmission Holdings, Inc.	371,987
5,955	BorgWarner, Inc. ^	388,206
7,557	Johnson Controls, Inc.	377,321
5,225	Lear Corp.	466,697
4,379	TRW Automotive Holdings Corp. *	392,008
4,060	WABCO Holdings, Inc. *	433,689
		2,429,908
	BANKS - 4.7%
24,172	Bank of America Corp.	371,524
13,455	BB&T Corp.	530,531
6,142	Capital One Financial Corp.	507,329
9,923	CIT Group, Inc.	454,076
8,150	Citigroup, Inc.	383,865
8,349	Comerica, Inc. ^	418,786
9,729	East West Bancorp, Inc.	340,418
22,215	Fifth Third Bancorp	474,290
7,812	First Republic Bank ^	429,582
2,630	Goldman Sachs Group, Inc.	440,367
39,948	Huntington Bancshares, Inc.	381,104
26,837	KeyCorp	384,574
4,615	M&T Bank Corp.	572,491
11,333	Morgan Stanley	366,396
7,522	Northern Trust Corp.	482,988
5,759	PNC Financial Services Group, Inc.	512,839
32,597	Regions Financial Corp.	346,180

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 4.7%
2,476	Signature Bank *	$ 312,422
6,022	State Street Corp.	405,040
10,661	SunTrust Banks, Inc.	427,080
2,800	SVB Financial Group *	326,536
14,412	US Bancorp	624,328
11,458	Wells Fargo & Co.	602,232
		10,094,978
	BEVERAGES - 2.0%
5,653	Brown-Forman Corp. - Cl. B	532,343
15,383	Coca-Cola Co.	651,624
9,916	Coca-Cola Enterprises, Inc.	473,786
4,612	Constellation Brands, Inc. *	406,456
10,544	Dr Pepper Snapple Group, Inc.	617,668
1,471	Keurig Green Mountain, Inc.	183,301
7,324	Molson Coors Brewing Co.	543,148
4,481	Monster Beverage Corp. *	318,285
7,209	PepsiCo., Inc.	644,052
		4,370,663
	BIOTECHNOLOGY - 0.6%
2,556	Amgen, Inc.	302,554
687	Biogen Idec, Inc. *	216,618
3,712	Celgene Corp. * ^	318,787
3,718	Gilead Sciences, Inc. * ^	308,259
582	Regeneron Pharmaceuticals, Inc. * ^	164,398
		1,310,616
	BUILDING MATERIALS - 0.1%
6,240	Fortune Brands Home & Security, Inc. ^	249,163

	CHEMICALS - 4.1%
3,069	Air Products & Chemicals, Inc.	394,735
4,422	Airgas, Inc.	481,600
7,074	Albemarle Corp. ^	505,791
4,584	Ashland, Inc.	498,464
1,137	CF Industries Holdings, Inc.	273,483
4,433	Ecolab, Inc.	493,570
7,235	EI du Pont de Nemours & Co.	473,458
6,452	FMC Corp.	459,318
5,540	International Flavors & Fragrances, Inc.	577,711
4,849	LyondellBasell NV	473,505
4,851	Mosaic Co.	239,882
1,113	Newmarket Corp.	436,418
2,284	PPG Industries, Inc.	479,983
4,584	Praxair, Inc.	608,939
4,719	Rockwood Holdings, Inc.	358,597
1,777	Sherwin-Williams Co.	367,679
6,478	Sigma-Aldrich Corp.	657,387
5,314	Valspar Corp.	404,874
5,557	Westlake Chemical Corp.	465,454
		8,650,848
	COMMERCIAL SERVICES - 3.8%
8,399	ADT Corp. ^	293,461
1,264	Alliance Data Systems Corp. * ^	355,500
7,554	Automatic Data Processing, Inc.	598,881
8,979	Cintas Corp.	570,526
6,692	Equifax, Inc.	485,438
2,290	FleetCor Technologies, Inc. *	301,822
4,728	Gartner, Inc. *	333,419
4,897	Global Payments, Inc.	356,746
12,552	Iron Mountain, Inc.	444,968
4,260	Manpowergroup, Inc.	361,461
4,971	Mastercard, Inc. - Cl. A	365,219
4,367	Moody's Corp. ^	382,811
10,987	Quanta Services, Inc. *	379,930
8,289	Robert Half International, Inc.	395,717
12,595	SEI Investments Co.	412,738

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.8%
15,938	Total System Services, Inc.	$ 500,613
2,519	Towers Watson & Co. - Cl. A	262,555
2,682	United Rentals, Inc. * ^	280,886
9,667	Vantiv, Inc. - Cl. A *	325,005
6,797	Verisk Analytics, Inc. - Cl. A *	407,956
18,950	Western Union Co. ^	328,593
		8,144,245
	COMPUTERS - 2.6%
2,644	3D Systems Corp. * ^	158,111
4,243	Apple, Inc.	394,302
7,462	Cognizant Technology Solutions Corp. *	364,966
5,343	Computer Sciences Corp.	337,678
15,694	EMC Corp.	413,380
8,652	Hewlett Packard Co.	291,399
3,445	IHS, Inc. - Cl. A *	467,383
2,544	International Business Machines Corp.	461,151
9,110	Jack Henry & Associates, Inc.	541,407
8,336	NCR Corp. *	292,510
10,628	NetApp, Inc.	388,135
3,986	SanDisk Corp.	416,258
12,022	Synopsys, Inc. *	466,694
4,627	Teradata Corp. * ^	186,005
3,511	Western Digital Corp.	324,065
		5,503,444
	COSMETICS/PERSONAL CARE - 0.8%
9,387	Colgate-Palmolive Co.	640,006
6,276	Estee Lauder Cos., Inc. - Cl. A	466,056
7,704	Procter & Gamble Co.	605,457
		1,711,519
	DISTRIBUTION/WHOLESALE - 1.0%
6,545	Arrow Electronics, Inc. *	395,383
6,305	Fastenal Co. ^	312,034
2,202	Fossil Group, Inc. *	230,153
5,129	Genuine Parts Co.	450,326
9,254	LKQ Corp. *	246,989
1,807	WW Grainger, Inc. ^	459,466
		2,094,351
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
1,916	Affiliated Managers Group, Inc. *	393,546
4,763	American Express Co.	451,866
3,769	Ameriprise Financial, Inc.	452,280
1,193	BlackRock, Inc.	381,283
5,972	CBOE Holdings, Inc.	293,882
11,771	Charles Schwab Corp.	316,993
5,324	CME Group, Inc.	377,738
6,510	Discover Financial Services	403,490
9,613	Eaton Vance Corp.	363,275
13,128	Fidelity National Financial, Inc.	430,073
7,023	Franklin Resources, Inc. ^	406,210
9,610	Invesco Ltd.	362,778
7,599	LPL Investment Holdings	377,974
10,546	NASDAQ OMX Group, Inc.	407,287
5,945	Ocwen Financial Corp. * ^	220,560
8,123	Raymond James Financial, Inc.	412,080
42,440	SLM Corp.	352,676
4,937	T Rowe Price Group, Inc.	416,732
9,854	TD Ameritrade Holding Corp.	308,923
1,615	Visa, Inc. ^	340,297
4,513	Waddell & Reed Financial, Inc.	282,469
		7,752,412
	ELECTRIC - 4.9%
10,632	Alliant Energy Corp.	647,064
11,397	American Electric Power Co., Inc.	635,611
20,000	CMS Energy Corp.	623,000
11,162	Consolidated Edison, Inc. ^	644,494

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ELECTRIC (Continued) - 4.9%
7,974	DTE Energy Co.	$ 620,935
9,244	Duke Energy Corp.	685,812
7,557	Entergy Corp.	620,354
12,846	ITC Holdings Corp.	468,622
5,634	NextEra Energy, Inc. ^	577,372
13,158	Northeast Utilities	621,979
13,050	OGE Energy Corp.	509,994
9,632	Pinnacle West Capital Corp.	557,115
14,451	Public Service Enterprise Group, Inc.	589,456
11,915	SCANA Corp.	641,146
14,755	Southern Co.	669,582
13,141	Wisconsin Energy Corp. ^	616,576
20,299	Xcel Energy, Inc.	654,237
		10,383,349
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
1,954	Acuity Brands, Inc. ^	270,141
8,965	AMETEK, Inc.	468,690
8,131	Emerson Electric Co.	539,573
4,195	Energizer Holdings, Inc.	511,916
3,642	Hubbell, Inc. - Cl. B	448,512
		2,238,832
	ELECTRONICS - 1.7%
6,035	Agilent Technologies, Inc.	346,650
4,308	Amphenol Corp. - Cl. A	415,033
8,187	Avnet, Inc.	362,766
7,330	FLIR Systems, Inc.	254,571
10,341	Gentex Corp.	300,820
5,411	Honeywell International, Inc.	502,952
1,667	Mettler-Toledo International, Inc. *	422,051
4,023	Thermo Fisher Scientific, Inc.	474,714
6,098	Trimble Navigation Ltd. *	225,321
3,499	Waters Corp.*	365,436
		3,670,314
	ENGINEERING & CONSTRUCTION - 0.2%
6,466	Jacobs Engineering Group, Inc. *	344,508

	ENVIRONMENTAL CONTROL - 0.8%
16,117	Republic Services, Inc.	611,962
4,905	Stericycle, Inc. *	580,850
11,474	Waste Connections, Inc.	557,063
		1,749,875
	FOOD - 3.4%
13,508	Conagra Foods, Inc.	400,918
11,387	General Mills, Inc.	598,273
5,227	Hershey Co.	508,953
12,116	Hillshire Brands Co.	754,827
9,906	Hormel Foods Corp.	488,861
4,329	Ingredion, Inc.	324,848
4,486	JM Smucker Co.	478,073
8,918	Kraft Foods Group, Inc.	534,634
9,652	Kroger Co.	477,098
7,572	McCormick & Co., Inc. ^	542,079
12,491	Mondelez International, Inc. - Cl. A	469,787
8,129	Safeway, Inc.	279,150
11,619	Sysco Corp. ^	435,132
8,242	Tyson Foods, Inc. - Cl. A	309,405
10,149	WhiteWave Foods Co. *	328,523
5,900	Whole Foods Market, Inc.	227,917
		7,158,478
	FOREST PRODUCTS & PAPER - 0.4%
8,126	International Paper Co.	410,119
9,986	MeadWestvaco Corp.	441,980
		852,099

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	GAS - 1.4%
12,243	AGL Resources, Inc.	$ 673,732
10,577	Atmos Energy Corp	564,812
6,634	National Fuel Gas Co.	519,442
15,569	NiSource, Inc.	612,484
5,828	Sempra Energy	610,250
		2,980,720
	HAND/MACHINE TOOLS - 0.6%
5,333	Lincoln Electric Holdings, Inc.	372,670
3,878	Snap-On, Inc.	459,621
3,921	Stanley Black & Decker, Inc.	344,342
		1,176,633
	HEALTHCARE PRODUCTS - 3.4%
7,516	Baxter International, Inc.	543,407
5,207	Becton Dickinson and Co.	615,988
10,200	CareFusion Corp. *	452,370
3,035	Cooper Cos., Inc.	411,334
13,001	DENTSPLY International, Inc.	615,597
4,715	Edwards Lifesciences Corp. *	404,736
4,782	Henry Schein, Inc. *	567,480
3,704	IDEXX Laboratories, Inc. *	494,743
524	Intuitive Surgical, Inc. *	215,783
8,867	Medtronic, Inc.	565,360
6,493	ResMed, Inc. ^	328,741
6,200	St. Jude Medical, Inc.	429,350
7,201	Stryker Corp.	607,188
5,119	Varian Medical Systems, Inc. * ^	425,594
5,212	Zimmer Holdings, Inc.	541,318
		7,218,989
	HEALTHCARE SERVICES - 2.4%
5,431	Aetna, Inc.	440,345
4,424	Cigna Corp.	406,875
6,553	Community Health Systems, Inc. *	297,310
4,104	Covance, Inc. * ^	351,220
5,209	DaVita HealthCare Partners, Inc. *	376,715
7,124	HCA Holdings, Inc. *	401,651
4,237	Laboratory Corp. of America Holdings *	433,869
8,247	MEDNAX, Inc. *	479,563
8,308	Quest Diagnostics, Inc.	487,597
5,094	UnitedHealth Group, Inc.	416,435
5,147	Universal Health Services, Inc. - Cl. B	492,877
4,395	WellPoint, Inc.	472,946
		5,057,403
	HOLDING COMPANIES - 0.2%
14,849	Leucadia National Corp.	389,341

	HOME BUILDERS - 0.6%
9,057	DR Horton, Inc.	222,621
5,551	Lennar Corp. - Cl. A	233,031
296	NVR, Inc. *	340,578
11,093	PulteGroup, Inc.	223,635
7,095	Toll Brothers, Inc. *	261,806
		1,281,671
	HOME FURNISHINGS - 0.2%
2,072	Harman International Industries, Inc.	222,595
1,741	Whirlpool Corp.	242,382
		464,977
	HOUSEHOLD PRODUCTS - 1.0%
7,939	Avery Dennison Corp.	406,874
7,853	Church & Dwight Co., Inc.	549,317
7,088	Clorox Co. ^	647,843
5,155	Kimberly-Clark Corp.	573,339
		2,177,373
	HOUSEWARES - 0.2%
15,944	Newell Rubbermaid, Inc.	494,105

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	INSURANCE - 4.4%
7,786	Aflac, Inc.	$ 484,679
8,420	Allstate Corp.	494,422
9,979	American Financial Group, Inc.	594,349
7,330	Assurant, Inc.	480,482
6,991	Chubb Corp.	644,360
11,834	Cinncinatti Financial Corp.	568,505
11,312	Gallagher & Co.	527,139
19,418	Genworth Financial, Inc. - Cl. A *	337,873
6,245	Lincoln National Corp.	321,243
1,216	Markel Corp. *	797,258
11,481	Marsh & McLennan Cos., Inc.	594,945
6,785	Metlife, Inc.	376,975
8,150	Principal Financial Group, Inc.	411,412
20,454	Progressive Corp.	518,713
7,242	Torchmark Corp.	593,265
6,865	Travelers Co., Inc.	645,791
10,816	Unumprovident Group	375,964
14,221	WR Berkley Corp.	658,575
		9,425,950
	INTERNET - 1.7%
5,908	eBay, Inc. *	295,754
2,418	F5 Networks, Inc. *	269,462
2,321	Facebook Inc. *	156,180
299	Google, Inc. - Cl. A *	174,816
300	Google, Inc. - Cl. C *	172,584
3,575	InterActiveCorp	247,497
12,558	Liberty Interactive Corp. *	368,703
447	Netflix, Inc. *	196,948
264	Priceline.com, Inc. *	317,592
4,550	Rackspace Hosting, Inc. *	153,153
13,469	Symantec Corp.	308,440
2,018	TripAdvisor, Inc. *	219,276
8,692	Verisign, Inc. * ^	424,257
6,836	Yahoo!, Inc. *	240,149
		3,544,811
	INVESTMENT COMPANIES - 0.3%
37,191	Ares Capital Corp.	664,231

	IRON/STEEL - 0.4%
8,799	Nucor Corp.	433,351
5,741	Reliance Steel & Aluminum Co.	423,169
		856,520
	LEISURE TIME - 0.5%
9,314	Carnival Corp.	350,672
6,527	Harley-Davidson, Inc.	455,911
2,353	Polaris Industries, Inc.	306,455
		1,113,038
	LODGING - 0.9%
7,119	Hyatt Hotels Corp. - Cl. A *	434,117
3,945	Las Vegas Sands Corp.	300,688
8,884	Marriott International, Inc. - Cl. A ^	569,464
5,620	Wyndham Worldwide Corp.	425,546
1,362	Wynn Resorts Ltd.	282,697
		2,012,512
	MACHINERY CONSTRUCTION & MINING - 0.4%
4,531	Caterpillar, Inc.	492,384
5,869	Joy Global, Inc. ^	361,413
		853,797
	MACHINERY-DIVERSIFIED - 2.1%
7,041	AGCO Corp.	395,845
2,789	Cummins, Inc.	430,315
6,048	Deere & Co.	547,646
4,308	Flowserve Corp.	320,300
5,224	Graco, Inc.	407,890

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 2.1%
2,619	Middleby Corp. *	$ 216,644
6,140	Nordson Corp.	492,367
3,537	Rockwell Automation, Inc. ^	442,691
3,438	Roper Industries, Inc.	501,982
5,504	Wabtec Corp.	454,575
7,222	Xylem, Inc.	282,236
		4,492,491
	MEDIA - 2.6%
4,003	AMC Networks, Inc. - Cl. A *	246,144
5,512	CBS Corp. - Cl. B	342,516
7,574	Comcast Corp. - Cl. A ^	406,572
5,631	DIRECTV * ^	478,691
4,573	Discovery Communications, Inc. - Cl. A *	339,682
12,081	Gannett Co., Inc.	378,256
3,369	Liberty Media Corp. *	460,475
9,055	Neilson Holdings	438,353
4,912	Scripps Networks Interactive, Inc. - Cl. A ^	398,560
97,034	Sirius XM Radio, Inc. *	335,738
2,413	Time Warner Cable, Inc.	355,435
7,269	Time Warner, Inc.	510,647
5,020	Viacom, Inc. - Cl. B	435,385
5,273	Walt Disney Co. ^	452,107
		5,578,561
	METAL FABRICATE / HARDWARE - 0.3%
1,673	Precision Castparts Corp.	422,265
4,613	Timken Co.	312,946
		735,211
	MINING - 0.3%
11,193	Freeport-McMoRan Copper & Gold, Inc.	408,545
10,310	Southern Copper Corp. ^	313,115
		721,660
	MISCELLANEOUS MANUFACTURING - 2.8%
4,120	3M Co.	590,149
6,006	Carlisle Cos., Inc.	520,240
5,260	Colfax Corp. *	392,080
6,411	Danaher Corp.	504,738
10,433	Donaldson Co., Inc.	441,525
5,285	Dover Corp.	480,671
18,882	General Electric Co.	496,219
6,728	Illinois Tool Works, Inc.	589,104
5,960	Pall Corp.	508,924
3,237	Parker Hannifin Corp.	406,988
3,868	SPX Corp.	418,556
7,249	Textron, Inc.	277,564
7,156	Trinity Industries, Inc.	312,860
		5,939,618
	OFFICE & BUSINESS EQUIPMENT - 0.2%
27,929	Xerox Corp.	347,437

	OIL & GAS - 4.3%
4,954	Apache Corp. ^	498,471
7,605	Cabot Oil & Gas Corp.	259,635
5,079	Chevron Corp.	663,063
2,305	Cimarex Energy Co.	330,675
2,294	Concho Resources, Inc. *	331,483
8,952	ConocoPhillips	767,455
2,287	Continental Resources, Inc. * ^	361,437
21,902	Denbury Resources, Inc. ^	404,311
8,751	Diamond Offshore Drilling, Inc.	434,312
3,742	EQT Corp.	400,020
6,207	Exxon Mobil, Inc.	624,921
3,528	Gulfport Energy Corp. *	221,558
3,944	Helmerich & Payne, Inc. ^	457,938
5,340	Hess Corp.	528,073

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	OIL & GAS (Continued) - 4.3%
5,235	HollyFrontier Corp. ^	$ 228,717
11,690	Marathon Oil Corp.	466,665
2,823	Marathon Petroleum Corp.	220,392
6,571	Murphy Oil Corp.	436,840
5,285	Noble Energy, Inc.	409,376
5,368	Occidental Petroleum Corp.	550,918
4,203	Phillips 66	338,047
5,070	Valero Energy Corp.	254,007
		9,188,314
	OIL & GAS SERVICE - 1.5%
6,239	Baker Hughes, Inc.	464,494
4,432	Cameron International Corp. *	300,091
7,128	FMC Technologies, Inc. *	435,307
6,827	National Oilwell Varco, Inc.	562,203
4,723	Oceaneering International, Inc.	369,008
6,592	Oil States International, Inc. *	422,481
4,767	Schlumberger Ltd.	562,268
		3,115,852
	PACKAGING & CONTAINERS - 0.9%
9,223	Ball Corp.	578,098
10,928	Crown Holdings, Inc. *	543,777
4,122	Packaging Corp. of America	294,682
2,711	Rock Tenn Co. - Cl. A	286,254
8,999	Sealed Air Corp.	307,496
		2,010,307
	PHARMACEUTICALS - 2.7%
3,079	Allergan, Inc.	521,028
8,083	AmerisourceBergen Corp.	587,311
6,331	Bristol-Myers Squibb Co.	307,117
7,972	Eli Lilly & Co.	495,619
6,133	Express Scripts Holding Co. *	425,201
6,592	Johnson & Johnson	689,655
2,210	McKesson Corp.	411,524
4,022	Mead Johnson Nutrition Co.	374,730
9,595	Merck & Co., Inc.	555,071
5,774	Mylan, Inc. *	297,707
17,204	Pfizer, Inc.	510,615
7,489	Quintiles Transnational *	399,089
2,329	Salix Pharmaceuticals Ltd. *	287,282
		5,861,949
	PIPELINES - 0.6%
12,771	Kinder Morgan, Inc.	463,076
4,105	ONEOK, Inc.	279,468
14,411	Spectra Energy Corp.	612,179
		1,354,723
	REAL ESTATE - 0.4%
14,089	CBRE Group, Inc. - Cl. A *	451,412
2,758	Jones Lang LaSalle, Inc.	348,584
		799,996
	RETAIL - 8.2%
2,144	Advance Auto Parts, Inc.	289,268
6,726	AutoNation, Inc. *	401,408
903	AutoZone, Inc.* ^	484,225
5,085	Bed Bath & Beyond, Inc. *	291,777
15,781	Burger King Worldwide, Inc. ^	429,559
4,533	Cabela's, Inc. * ^	282,859
7,478	CarMax, Inc. * ^	388,931
475	Chipotle Mexican Grill, Inc. *	281,442
7,549	Coach, Inc.	258,100
10,577	Copart, Inc. *	380,349
4,658	Costco Wholesale Corp.	536,415
7,114	CVS Caremark Corp.	536,182
7,208	Darden Restaurants, Inc. ^	333,514
6,221	Dick's Sporting Goods, Inc.	289,650
6,125	Dollar General Corp. *	351,330

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	RETAIL (Continued) - 8.2%
8,638	Dollar Tree, Inc. *	$ 470,425
8,152	Dunkin' Brands Group, Inc. ^	373,443
6,619	Family Dollar Stores, Inc.	437,781
8,039	Foot Locker, Inc.	407,738
8,156	Gap, Inc.	339,045
6,433	Home Depot, Inc.	520,816
6,379	Kohl's Corp. ^	336,046
6,117	L Brands, Inc.	358,823
7,206	Lowe's Cos., Inc.	345,816
5,597	Macy's, Inc.	324,738
7,624	McDonald's Corp.	768,042
4,350	MSC Industrial Direct Co., Inc. - Cl. A	416,034
7,432	Nordstrom, Inc.	504,856
1,712	Nu Skin Enterprises, Inc.	126,620
2,600	O'Reilly Automotive, Inc. * ^	391,560
1,972	Panera Bread Co. - Cl. A *	295,465
6,916	PetSmart, Inc.	413,577
25,346	Rite Aid Corp. *	181,731
6,179	Ross Stores, Inc.	408,617
11,344	Sally Beauty Holdings, Inc. *	284,508
5,062	Starbucks Corp.	391,698
7,419	Target Corp. ^	429,931
4,234	Tiffany & Co.	424,459
7,596	TJX Cos., Inc.	403,727
4,893	Tractor Supply Co.	295,537
2,079	Ulta Salon Cosmetics & Fragrance, Inc. *	190,040
8,790	Urban Outfitters, Inc. *	297,629
9,129	Wal-Mart Stores, Inc. ^	685,314
5,164	Walgreen Co.	382,807
6,496	Williams-Sonoma, Inc. ^	466,283
4,723	Yum! Brands, Inc.	383,508
		17,591,623
	SAVINGS & LOANS - 0.5%
49,691	Hudson City Bancorp, Inc.	488,463
29,781	New York Community Bancorp, Inc. ^	475,900
		964,363
	SEMICONDUCTORS - 2.9%
8,794	Altera Corp.	305,679
9,651	Analog Devices, Inc.	521,830
2,562	Cree, Inc. * ^	127,972
2,979	First Solar, Inc. *	211,688
17,425	Intel Corp. ^	538,433
5,872	KLA-Tencor Corp.	426,542
6,257	Lam Research Corp.	422,848
11,185	Linear Technology Corp.	526,478
12,638	Maxim Integrated Products, Inc.	427,290
9,013	Microchip Technology, Inc. ^	439,925
20,916	NVIDIA Corp. ^	387,783
6,216	QUALCOMM, Inc.	492,307
7,407	Skyworks Solutions, Inc.	347,833
11,266	Texas Instruments, Inc.	538,402
7,705	Xilinx, Inc.	364,522
		6,079,532
	SHIPBUILDING - 0.2%
4,064	Huntington Ingalls Industries	384,414

	SOFTWARE - 3.0%
12,185	Activision Blizzard, Inc.	271,726
4,450	Adobe Systems, Inc. *	322,002
3,807	Akamai Technologies, Inc. *	232,455
4,353	ANSYS, Inc. *	330,044
5,948	Autodesk, Inc. *	335,348
15,911	CA, Inc.	457,282
5,623	Cerner Corp. * ^	290,034
4,253	Citrix Systems, Inc. * ^	266,025

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	SOFTWARE (Continued) - 3.0%
8,004	Fidelity National Information Services, Inc.	$ 438,139
9,175	Fiserv, Inc. *	553,436
7,778	Microsoft Corp.	324,343
9,292	MSCI, Inc. *	426,038
11,832	Oracle Corp.	479,551
13,367	Paychex, Inc. ^	555,533
9,348	PTC, Inc. *	362,702
4,447	Red Hat, Inc. *	245,786
2,290	Ultimate Software Group, Inc. *	316,409
2,429	VMware, Inc. - Cl. A * ^	235,150
		6,442,003
	TELECOMMUNICATIONS - 1.4%
13,739	Amdocs Ltd.	636,528
16,438	Cisco Systems, Inc.	408,484
15,816	Corning, Inc.	347,161
5,511	Harris Corp.	417,458
10,938	Juniper Networks, Inc. *	268,419
7,444	Motorola Solutions, Inc.	495,547
47,631	Windstream Holdings, Inc. ^	474,405
		3,048,002
	TEXTILES - 0.1%
2,169	Mohawk Industries, Inc. *	300,059

	TOYS & GAMES - 0.2%
8,986	Mattel, Inc. ^	350,184

	TRANSPORTATION - 2.3%
7,244	CH Robinson Worldwide, Inc. ^	462,095
14,679	CSX Corp.	452,260
9,290	Expeditors International of Washington, Inc.	410,246
2,715	FedEx Corp.	410,997
4,180	Genesee & Wyoming, Inc. * ^	438,900
6,583	JB Hunt Transport Services, Inc.	485,694
2,694	Kansas City Southern	289,632
3,582	Kirby Corp. *	419,595
4,034	Norfolk Southern Corp.	415,623
7,527	OLD Dominion Freight Line *	479,319
5,501	Union Pacific Corp.	548,726
		4,813,087
	TRUCKING & LEASING - 0.2%
1,247	AMERCO	362,578

	WATER - 0.3%
12,151	American Water Works Co., Inc.	600,867

	TOTAL COMMON STOCK (Cost - $190,342,096)	210,572,111

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
1,756,389	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,756,389
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,756,389)

	COLLATERAL FOR SECURITIES LOANED - 10.5%
23,143,099	Mount Vernon Securities Lending Prime Portfolio, 0.19%	23,143,099
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $23,143,099)

	TOTAL INVESTMENTS - 109.8% (Cost - $215,241,584) (a)	$ 235,471,599
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8) %	(21,713,137)
	NET ASSETS - 100.0%	$ 213,758,462

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $22,348,278.
PLC - Public limited company.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $215,229,179 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 21,925,801
	Unrealized depreciation		(1,683,381)
	Net unrealized appreciation		$ 20,242,420

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
24	S&P E-Mini Future, Sep 2014	$ 2,343,000	$ 2,888
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 93.8%
	ADVERTISING AGENCIES - 0.2%
737	Omnicom Group, Inc.	$ 52,489

	AEROSPACE/DEFENSE - 1.6%
478	BE Aerospace, Inc. *	44,210
339	Boeing Co.	43,131
541	L3 Communications Holdings, Inc.	65,326
337	Lockheed Martin Corp.	54,166
460	Northrop Grumman Corp.	55,030
528	Raytheon Co.	48,708
686	Rockwell Collins, Inc.	53,604
516	United Technologies Corp.	59,572
		423,747
	AGRICULTURE - 1.2%
1,804	Altria Group, Inc.	75,660
1,040	Archer-Daniels-Midland Co.	45,874
1,031	Lorillard, Inc.	62,860
741	Philip Morris International	62,474
1,172	Reynolds American, Inc.	70,730
		317,598
	AIRLINES - 0.4%
363	Alaska Air Group, Inc.	34,503
833	Delta Airlines, Inc.	32,254
1,762	Southwest Airlines Co.	47,327
		114,084
	APPAREL - 0.8%
469	Hanesbrands, Inc.	46,168
698	Nike, Inc.	54,130
270	Polo Ralph Lauren Corp.	43,386
436	Under Armour, Inc. - Cl. A * ^	25,938
797	V.F. Corp. ^	50,211
		219,833
	AUTO MANUFACTURERS - 0.6%
2,743	Ford Motor Co.	47,289
1,168	General Motors Co.	42,398
522	Oshkosh Truck Corp.	28,987
779	Paccar, Inc.	48,945
		167,619
	AUTO PARTS & EQUIPMENT - 1.1%
1,385	Allison Transmission Holding	43,074
690	Borg Warner, Inc. ^	44,981
873	Johnson Controls, Inc.	43,589
607	Lear Corp.	54,217
507	TRW Automotive Holdings Corp. * ^	45,387
465	WABCO Holdings, Inc. *	49,671
		280,919
	BANKS - 4.4%
2,719	Bank of America Corp.	41,791
1,507	BB&T Corp.	59,421
687	Capital One Financial Corp.	56,746
1,133	CIT Group, Inc.	51,846
906	Citigroup, Inc.	42,673
907	Comerica, Inc. ^	45,495
1,111	East West Bancorp, Inc.	38,874
2,489	Fifth Third Bancorp	53,140
878	First Republic Bank ^	48,281
304	Goldman Sachs Group, Inc.	50,902
4,536	Huntington Bancshares, Inc.	43,273
2,998	Keycorp	42,961
517	M&T Bank Corp. ^	64,134
1,278	Morgan Stanley	41,318
831	Northern Trust Corp.	53,359
646	PNC Financial Services Group, Inc.	57,526
3,643	Regions Financial Corp.	38,687

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 4.4%
289	Signature Bank *	$ 36,466
659	State Street Corp.	44,324
1,195	SunTrust Banks, Inc.	47,872
317	SVB Financial Group *	36,969
1,648	U.S. Bancorp	71,391
1,304	Wells Fargo & Co.	68,540
		1,135,989
	BEVERAGES - 1.9%
647	Brown-Forman Corp. - Cl. B	60,928
1,780	Coca-Cola Co.	75,401
1,158	Coca-Cola Enterprises	55,329
532	Constellation Brands, Inc. - Cl. A *	46,885
1,221	Dr. Pepper Snapple Group	71,526
175	Keurig Green Mountain, Inc.	21,807
840	Molson Coors Brewing Co. - Cl. B	62,294
534	Monster Beverage Corp. *	37,930
835	Pepsico, Inc.	74,599
		506,699
	BIOTECHNOLOGY - 0.6%
305	Amgen, Inc.	36,103
86	Biogen Idec, Inc. *	27,117
450	Celgene Corp. * ^	38,646
457	Gilead Sciences, Inc. *	37,890
71	Regeneron Pharmaceuticals, Inc. * ^	20,055
		159,811
	BUILDING MATERIALS - 0.1%
752	Fortune Brands Home & Security	30,027

	CHEMICALS - 3.9%
354	Air Products & Chemicals, Inc.	45,531
512	Airgas, Inc.	55,762
819	Albemarle Corp.	58,559
522	Ashland, Inc.	56,762
132	CF Industries Holdings, Inc.	31,750
837	Du Pont (EI) De Nemours & Co.	54,773
513	Ecolab, Inc.	57,117
745	FMC Corp.	53,037
639	Int'l. Flavors & Fragrance	66,635
565	LyondellBasell NV	55,172
128	Newmarket Corp.	50,190
268	PPG Industries, Inc.	56,320
533	Praxair, Inc.	70,804
555	Rockwood Holdings, Inc.	42,174
210	Sherwin Williams Co.	43,451
759	Sigma-Aldrich Corp.	77,023
561	The Mosaic Co.	27,741
627	Valspar Corp.	47,771
647	Westlake Chemical Corp.	54,195
		1,004,767
	COMMERCIAL SERVICES - 3.6%
967	ADT Corp	33,787
145	Alliance Data Systems Corp. * ^	40,781
888	Automatic Data Processing, Inc.	70,401
1,039	Cintas Corp.	66,018
790	Equifax, Inc.	57,307
268	FleetCor Technologies Inc. *	35,322
551	Gartner Group, Inc. *	38,857
571	Global Payments, Inc.	41,597
1,488	Iron Mountain, Inc.	52,750
480	Manpower, Inc.	40,728
595	Mastercard, Inc. - Cl. A	43,715
506	Moody's Corp. ^	44,356
1,248	Quanta Services, Inc. *	43,156
953	Robert Half International, Inc.	45,496
1,457	SEI Investments Co.	47,746

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.6%
1,851	Total System Services, Inc.	$ 58,140
291	Towers Watson & Co.	30,331
300	United Rentals, Inc. * ^	31,419
1,118	Vantiv, Inc. *	37,587
792	Verisk Analytics, Inc. - Cl. A *	47,536
2,212	Western Union Co. ^	38,355
		945,385
	COMPUTERS - 2.4%
346	3D Systems Corp. * ^	20,691
497	Apple, Inc.	46,186
900	Cognizant Technology Solutions - Cl. A *	44,019
620	Computer Sciences Corp.	39,184
1,816	EMC Corp.	47,833
1,067	Henry Jack & Associates, Inc.	63,412
956	Hewlett Packard Co.	32,198
295	IBM Corp.	53,475
393	IHS, Inc. - Cl. A *	53,318
961	NCR Corp. *	33,721
1,220	NetApp, Inc.	44,554
446	Sandisk Corp.	46,576
1,390	Synopsys, Inc. *	53,960
520	Teradata Corp. *	20,904
397	Western Digital Corp.	36,644
		636,675
	COMETICS/ PERSONAL CARE - 0.8%
1,099	Colgate Palmolive Co.	74,930
741	Estee Lauder Co's., Inc. - Cl. A	55,027
893	Procter & Gamble Co.	70,180
		200,137
	DISTRIBUTION/ WHOLESALE - 0.9%
743	Arrow Electronics, Inc. *	44,885
750	Fastenal Co.	37,118
253	Fossil Group, Inc. *	26,444
599	Genuine Parts Co.	52,592
1,069	LKQ Corp. *	28,532
210	WW Grainger, Inc. ^	53,395
		242,966
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
219	Affiliated Managers Group *	44,983
551	American Express Co.	52,273
426	Ameriprise Financial, Inc.	51,120
138	Blackrock, Inc.	44,105
703	CBOE Holdings, Inc.	34,595
1,291	Charles Schwab Corp.	34,767
604	CME Group, Inc.	42,854
746	Discover Financial Services	46,237
1,093	Eaton Vance Corp.	41,304
1,550	FNF Group *	50,778
813	Franklin Resources, Inc. ^	47,024
1,076	Invesco Ltd.	40,619
849	LPL Investment Holdings	42,229
1,252	Nasdaq OMX Group	48,352
714	Ocwen Financial Corp. *	26,489
917	Raymond James Financial, Inc.	46,519
4,861	SLM Corp.	40,395
561	T. Rowe Price Group, Inc.	47,354
1,103	TD Ameritrade Holding Corp.	34,579
188	Visa, Inc. ^	39,613
519	Waddell & Reed Financial, Inc.	32,485
		888,674
	ELECTRIC - 4.7%
1,247	Alliant Corp.	75,893
1,340	American Electric Power, Inc.	74,732
2,331	CMS Energy Corp.	72,611
1,334	Consolidated Edison, Inc.	77,025

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ELECTRIC (Continued) - 4.7%
924	DTE Energy Co.	$ 71,952
1,084	Duke Energy Corp.	80,422
857	Entergy Corp.	70,351
1,501	ITC Holdings Corp.	54,756
651	NextEra Energy, Inc. ^	66,714
1,546	Northeast Utilities	73,079
1,528	OGE Energy Corp.	59,714
1,145	Pinnacle West Capital Corp.	66,227
1,667	Public Service Enterprise	67,997
1,391	Scana Corp.	74,850
1,725	Southern Co.	78,281
1,532	Wisconsin Energy Corp.	71,881
2,388	Xcel Energy, Inc.	76,965
		1,213,450
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
231	Acuity Brands, Inc. ^	31,936
1,054	Ametek, Inc.	55,103
920	Emerson Electric Co.	61,051
476	Energizer Holdings, Inc.	58,086
417	Hubbell, Inc. - Cl. B	51,354
		257,530
	ELECTRONICS - 1.6%
704	Agilent Technologies, Inc.	40,438
494	Amphenol Corp. - Cl. A	47,592
933	Avnet, Inc.	41,341
833	Flir Systems, Inc.	28,930
1,197	Gentex Corp.	34,821
630	Honeywell International, Inc.	58,559
197	Mettler Toledo International *	49,876
467	Thermo Fisher Scientific, Inc.	55,106
710	Trimble Navigation Ltd. *	26,235
415	Waters Corp. *	43,342
		426,240
	ENGINEERING & CONSTURCTION - 0.2%
741	Jacobs Engineering Group, Inc. *	39,480

	ENVIRONMENTAL CONTROL - 0.8%
1,860	Republic Services, Inc.	70,624
571	Stericycle, Inc. *	67,618
1,319	Waste Connections, Inc.	64,037
		202,279
	FOOD - 3.2%
1,554	Conagra Foods, Inc.	46,123
1,303	General Mills, Inc.	68,460
615	Hershey Foods Corp.	59,883
1,409	Hillshire Brands Co.	87,781
1,152	Hormel Foods Corp.	56,851
499	Ingredion, Inc.	37,445
527	JM Smucker Co.	56,162
1,044	Kraft Foods Group, Inc.	62,588
1,113	Kroger Co.	55,016
885	Mccormick & Company, Inc.	63,357
1,451	Mondelez International, Inc. - Cl. A	54,572
852	Safeway, Inc.	29,258
1,359	Sysco Corp.	50,895
953	Tyson Foods, Inc. - Cl. A	35,776
1,175	WhiteWave Foods Co. *	38,035
680	Whole Foods Market, Inc.	26,266
		828,468
	FOREST PRODUCTS & PAPER - 0.4%
941	International Paper Co.	47,492
1,159	MeadWestvaco Corp.	51,298
		98,790
	GAS - 1.4%
1,466	AGL Resources, Inc.	80,674

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	GAS (Continued) - 1.4%
1,240	Atmos Energy Corp.	$ 66,216
829	National Fuel Gas Co.	64,911
1,822	NiSource, Inc.	71,677
674	Sempra Energy	70,575
		354,053
	HAND/MACHINE TOOLS - 0.5%
615	Lincoln Electric Holdings	42,976
448	Snap-On, Inc.	53,097
457	Stanley Black & Decker, Inc.	40,134
		136,207
	HEALTHCARE PRODUCTS - 3.2%
864	Baxter International, Inc.	62,467
612	Becton Dickinson & Co.	72,400
1,200	Carefusion Corp. *	53,220
349	Cooper Cos, Inc.	47,300
1,499	Dentsply International, Inc.	70,978
552	Edwards Lifesciences Corp. *	47,384
558	Henry Schein, Inc. *	66,218
438	IDEXX Laboratories, Inc. *	58,504
60	Intuitive Surgical, Inc. *	24,708
1,039	Medtronic, Inc.	66,247
766	Resmed, Inc. ^	38,783
730	St. Jude Medical, Inc.	50,553
832	Stryker Corp.	70,154
600	Varian Medical Systems, Inc. *	49,884
612	Zimmer Holdings, Inc.	63,560
		842,360
	HEALTHCARE SERVICES - 2.2%
612	Aetna, Inc.	49,621
484	Cigna Corp.	44,513
763	Community Health Systems, Inc. *	34,617
474	Covance, Inc. *	40,565
594	DaVita, Inc. *	42,958
810	HCA Holdings, Inc. *	45,668
495	Laboratory Corp of America Holdings *	50,688
959	MEDNAX, Inc. *	55,766
953	Quest Diagnostics, Inc.	55,932
564	UnitedHealth Group, Inc.	46,107
600	Universal Health Services - Cl. B	57,456
498	WellPoint, Inc.	53,590
		577,481
	HOLDING COMPANIES-DIVERSIFIED - 0.2%
1,687	Leucadia National Corp.	44,233

	HOME BUILDERS - 0.6%
1,098	D R Horton, Inc.	26,989
662	Lennar Corp. - Cl. A	27,791
35	NVR, Inc. *	40,271
1,306	Pulte Corp.	26,329
851	Toll Brothers, Inc. *	31,401
		152,781
	HOME FURNISHINGS - 0.2%
239	Harman International	25,676
203	Whirlpool Corp.	28,262
		53,938
	HOUSEHOLD PRODUCTS/WARES - 1.0%
917	Avery Dennison Corp.	46,996
913	Church & Dwight, Inc.	63,864
820	Clorox Co. ^	74,948
595	Kimberly Clark Corp.	66,177
		251,985
	HOUSEWARES - 0.2%
1,862	Newell Rubbermaid, Inc.	57,703

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	INSURANCE - 4.2%
918	Aflac, Inc.	$ 57,146
966	Allstate Corp.	56,724
1,154	American Financial Group, Inc.	68,732
1,308	Arthur J. Gallagher & Co.	60,953
853	Assurant, Inc.	55,914
820	Chubb Corp.	75,579
1,360	Cincinnati Financial Corp.	65,334
2,147	Genworth Financial, Inc. - Cl. A *	37,358
694	Lincoln National Corp.	35,699
140	Markel Corp. *	91,790
1,331	Marsh & McLennan Co.'s, Inc.	68,972
765	Metlife, Inc.	42,503
935	Principal Financial Group, Inc.	47,199
2,313	Progressive Corp.	58,658
801	The Travelers Companies, Inc.	75,350
835	Torchmark Corp.	68,403
1,232	Unumprovident Corp.	42,824
1,652	WR Berkley Corp.	76,505
		1,085,643
	INTERNET - 1.6%
694	EBay, Inc. *	34,742
275	F5 Networks, Inc. *	30,646
277	Facebook, Inc. *	18,639
35	Google, Inc. - Cl. A *	20,463
35	Google, Inc. - Cl. C *	20,135
429	Interactive Corp	29,700
1,469	Liberty Interactive Corp. - Cl. A *	43,130
53	Netflix, Inc. *	23,352
31	Priceline Group, Inc. *	37,293
555	Rackspace Hosting, Inc. *	18,681
1,747	Symantec Corp.	40,006
242	TripAdvisor, Inc. *	26,296
1,002	VeriSign, Inc. * ^	48,908
821	Yahoo!, Inc. *	28,841
		420,832
	INVESTMENT COMPANIES - 0.3%
4,334	Ares Capital Corp.	77,405

	IRON/STEEL - 0.4%
996	Nucor Corp.	49,053
660	Reliance Steel & Aluminum	48,649
		97,702
	LEISURE TIME - 0.5%
1,068	Carnival Corp.	40,210
752	Harley Davidson, Inc.	52,527
275	Polaris Industries, Inc.	35,816
		128,553
	LODGING - 0.9%
818	Hyatt Hotels - Cl. A *	49,882
467	Las Vegas Sands Corp.	35,595
1,025	Marriott International, Inc. ^	65,703
658	Wyndham Worldwide Corp.	49,824
161	Wynn Resorts, Ltd.	33,416
		234,420
	MACHINERY-CONSTRUCTION & MINING - 0.4%
519	Caterpillar, Inc.	56,400
676	Joy Global, Inc. ^	41,628
		98,028
	MACHINERY-DIVERSIFIED - 2.0%
812	AGCO Corp. ^	45,651
319	Cummins, Inc.	49,219
696	Deere & Co.	63,023
497	Flowserve Corp.	36,952
600	Graco, Inc.	46,848
309	Middleby Corp. *	25,560

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MACHINERY-DIVERSIFIED (Continued) - 2.0%
700	Nordson Corp.	$ 56,133
409	Rockwell Automation, Inc. ^	51,190
403	Roper Industries, Inc.	58,842
632	Wabtec Corp.	52,197
847	Xylem, Inc.	33,100
		518,715
	MEDIA - 2.5%
470	AMC Networks - Cl. A *	28,900
639	CBS Corp. - Cl. B	39,707
876	Comcast Corp. Cl. A ^	47,024
663	DIRECTV *	56,362
524	Discovery Communications, Inc. - Cl. A *	38,923
623	Disney (Walt) Co. ^	53,416
1,344	Gannett, Inc.	42,081
385	Liberty Media Corp. *	52,622
1,061	Nielsen Holdings N.V.	51,363
588	Scripps Networks Interactive	47,710
11,282	Sirius XM Holdings, Inc. *	39,035
277	Time Warner Cable	40,802
822	Time Warner, Inc.	57,746
588	Viacom, Inc. - Cl. B	50,997
		646,688
	METAL FABRICATE/HARDWARE - 0.3%
195	Precision Castparts Corp.	49,218
528	Timken Co.	35,820
		85,038
	MINING - 0.3%
1,281	Freeport-McMoran Copper & Gold	46,757
1,211	Southern Copper Corp. ^	36,778
		83,535
	MISCELLANEOUS MANUFACTURING - 2.7%
476	3M Co.	68,182
691	Carlisle Companies, Inc.	59,854
602	Colfax Corp. *	44,873
743	Danaher Corp.	58,496
1,218	Donaldson Company, Inc.	51,546
618	Dover Corp.	56,207
2,206	General Electric Co.	57,974
789	Illinois Tool Works, Inc.	69,085
683	Pall Corp.	58,321
376	Parker Hannifin Corp.	47,274
458	SPX Corp.	49,560
846	Textron, Inc.	32,393
816	Trinity Industries, Inc.	35,677
		689,442
	OFFICE/BUSINESS EQUIPMENT - 0.2%
3,154	Xerox Corp.	39,236

	OIL & GAS - 4.1%
567	Apache Corp.	57,052
891	Cabot Oil & Gas Corp.	30,419
587	Chevron Corp.	76,633
259	Cimarex Energy	37,156
266	Concho Resources, Inc. *	38,437
1,043	ConocoPhillips	89,416
264	Continental Resources, Inc. * ^	41,723
2,510	Denbury Resources, Inc. ^	46,335
967	Diamond Offshore Drilling, Inc.	47,992
438	EQT Corp.	46,822
719	Exxon Mobil Corp.	72,389
396	Gulfport Energy Corp. *	24,869
441	Helmerich & Payne, Inc. ^	51,205
609	Hess Corp.	60,224
620	HollyFrontier Corp. ^	27,088
1,320	Marathon Oil Corp.	52,694

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	OIL & GAS (Continued) - 4.1%
339	Marathon Petroleum Corp.	$ 26,466
749	Murphy Oil Corp.	49,794
612	Noble Energy, Inc.	47,406
641	Occidental Petroleum Corp.	65,786
501	Phillips 66	40,295
595	Valero Energy Corp.	29,807
		1,060,008
	OIL & GAS SERVICES - 1.4%
717	Baker Hughes, Inc.	53,381
515	Cameron International Corp. *	34,871
802	FMC Technologies, Inc. *	48,978
772	National-Oilwell, Varco, Inc.	63,574
525	Oceaneering International, Inc.	41,018
745	Oil States International, Inc. *	47,747
537	Schlumberger Ltd.	63,339
		352,908
	PACKAGING & CONTAINERS - 0.9%
1,086	Ball Corp.	68,070
1,280	Crown Holdings, Inc. *	63,693
476	Packaging Corp of America	34,029
317	Rock - Tenn Co. - Cl. A	33,472
1,061	Sealed Air Corp.	36,255
		235,519
	PHARMACEUTICALS - 2.7%
370	Allergan, Inc.	62,611
971	Amerisource Bergen Corp.	70,553
761	Bristol-Myers Squibb Co.	36,916
939	Eli Lilly & Co.	58,378
710	Express Scripts Holding Co. *	49,224
760	Johnson & Johnson	79,511
257	McKesson HBOC, Inc.	47,856
467	Mead Johnson Nutrition	43,510
1,137	Merck & Company, Inc.	65,775
688	Mylan, Inc. *	35,473
2,011	Pfizer, Inc.	59,686
890	Quintiles Transnational *	47,428
274	Salix Pharmaceuticals, Ltd. * ^	33,800
		690,721
	PIPELINES - 0.6%
1,495	Kinder Morgan, Inc.	54,209
480	ONEOK, Inc.	32,678
1,677	Spectra Energy Corp.	71,239
		158,126
	REAL ESTATE - 0.4%
1,652	CBRE Group, Inc. *	52,930
322	Jones Lang LaSalle, Inc.	40,698
		93,628
	RETAIL - 7.8%
246	Advanced Auto Parts	33,190
787	Autonation, Inc. *	46,968
105	Autozone, Inc. *	56,305
590	Bed Bath & Beyond, Inc. *	33,854
1,850	Burger King Worldwide, Inc.	50,357
517	Cabela's, Inc. - Cl. A *	32,261
857	Carmax, Inc. * ^	44,573
54	Chipotle Mexican Grill, Inc. *	31,995
872	Coach, Inc.	29,814
1,225	Copart, Inc. *	44,051
538	Costco Wholesale Corp.	61,956
816	CVS Corp.	61,502
817	Darden Restaurants, Inc. ^	37,803
719	Dick's Sporting Goods, Inc.	33,477
707	Dollar General Corp. *	40,554
1,004	Dollar Tree, Inc. *	54,678
946	Dunkin' Brands Group, Inc. ^	43,336
767	Family Dollar Stores, Inc.	50,729

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	RETAIL (Continued) - 7.8%
929	Foot Locker, Inc.	$ 47,119
958	Gap, Inc.	39,824
737	Home Depot, Inc.	59,668
735	Kohls Corp. ^	38,720
688	L Brands, Inc.	40,358
838	Lowe's Companies, Inc.	40,216
646	Macy's, Inc.	37,481
888	McDonalds Corp.	89,457
511	MSC Industrial Direct Co. - Cl. A	48,872
855	Nordstrom, Inc.	58,080
201	Nu Skin Enterprises, Inc. - Cl. A	14,866
298	O'Reilly Automotive, Inc. * ^	44,879
225	Panera Bread Co. - Cl. A *	33,712
807	PETsMART, Inc.	48,259
2,962	Rite Aid Corp. *	21,238
713	Ross Stores	47,151
1,288	Sally Beauty Holdings, Inc. *	32,303
567	Starbucks Corp.	43,874
861	Target Corp. ^	49,895
495	Tiffany & Co.	49,624
868	TJX Companies, Inc.	46,134
567	Tractor Supply Co.	34,247
230	Ulta Salon, Cosmetics & Fragrance *	21,024
1,005	Urban Outfitters, Inc. *	34,029
1,030	Wal Mart Stores, Inc. ^	77,322
614	Walgreen Co.	45,516
739	Williams Sonoma, Inc.	53,045
544	Yum! Brands, Inc.	44,171
		2,028,487
	SAVINGS & LOANS - 0.4%
5,576	Hudson City Bancorp, Inc.	54,812
3,435	New York Community Bancorp	54,891
		109,703
	SEMICONDUCTORS - 2.6%
1,000	Altera Corp.	34,760
1,071	Analog Devices, Inc.	57,909
303	Cree, Inc. * ^	15,135
271	First Solar, Inc. *	19,257
1,978	Intel Corp. ^	61,120
666	KLA-Tencor Corp.	48,378
708	Lam Research Corp.	47,846
1,261	Linear Technology Corp.	59,355
1,490	Maxim Integrated Products, Inc.	50,377
1,035	Microchip Technology, Inc.	50,518
2,384	NVIDIA Corp.	44,199
717	QUALCOMM, Inc.	56,786
843	Skyworks Solutions, Inc.	39,587
1,259	Texas Instruments, Inc.	60,168
879	Xilinx, Inc.	41,588
		686,983
	SHIPBUILDING - 0.2%
481	Huntington Ingalls Industries	45,498

	SOFTWARE - 2.9%
1,424	Activision Blizzard, Inc.	31,755
525	Adobe Systems, Inc. *	37,989
440	Akamai Technologies, Inc. *	26,866
519	ANSYS, Inc. *	39,351
713	Autodesk, Inc. *	40,199
1,888	CA, Inc.	54,261
669	Cerner Corp. *	34,507
485	Citrix Systems, Inc. *	30,337
930	Fidelity National Information	50,908
1,075	Fiserv, Inc. *	64,844
883	Microsoft Corp.	36,821

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	SOFTWARE (Continued) - 2.9%
1,087	MSCI, Inc. *	$ 49,839
1,408	Oracle Corp.	57,066
1,543	Paychex, Inc.	64,127
1,114	PTC, Inc. *	43,223
525	Red Hat, Inc. *	29,017
279	Ultimate Software Group, Inc. *	38,549
286	VMware, Inc. - Cl. A * ^	27,689
		757,348
	TELECOMMUNICATIONS - 1.3%
1,590	Amdocs Ltd.	73,665
1,898	Cisco Systems, Inc.	47,165
1,818	Corning, Inc.	39,905
635	Harris Corp.	48,101
1,257	Juniper Networks, Inc. *	30,847
851	Motorola Solutions, Inc.	56,651
5,548	Windstream Corp. ^	55,258
		351,592
	TEXTILES - 0.1%
257	Mohawk Industries, Inc. *	35,553

	TOYS/GAMES/HOBBIES - 0.2%
1,029	Mattel, Inc. ^	40,100

	TRANSPORTATION - 2.1%
843	C H Robinson Worldwide, Inc. ^	53,775
1,695	CSX Corp.	52,223
1,082	Expeditors Int'l of Washington	47,781
320	Fedex Corp.	48,442
488	Genesee & Wyoming, Inc. - Cl. A *	51,240
770	JB Hunt Transport Services., Inc	56,811
314	Kansas Cty Southern	33,758
417	Kirby Corp. *	48,847
466	Norfolk Southern Corp.	48,012
875	Old Dominion Freight Line *	55,720
644	Union Pacific Corp.	64,240
		560,849
	TRUCKING & LEASING - 0.2%
143	AMERCO	41,579

	WATER - 0.3%
1,415	American Water Works Co.	69,972

	TOTAL COMMON STOCK (Cost - $23,415,687)	24,388,208

	SHORT-TERM INVESTMENTS - 5.2%
Shares	MONEY MARKET FUND - 5.2%
1,339,566	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,339,566
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,339,566)

	COLLATERAL FOR SECURITIES LOANED - 6.8%
1,829,001	Mount Vernon Securities Lending Prime Portfolio, 0.19%	1,829,001
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,829,001)

	TOTAL INVESTMENTS - 105.8% (Cost - $26,584,254) (a)	$ 27,556,775
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8) %	(1,546,081)
	NET ASSETS - 100.0%	$ 26,010,694

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $1,758,862.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,582,552 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,372,979
	Unrealized depreciation	(398,756)
	Net unrealized appreciation	$ 974,223

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
SHORT FUTURES CONTRACTS - 0.2%
Equity Futures - 0.2%
55	S&P E-Mini Future, September 2014	5,369,375	(43,725)
	TOTAL SHORT FUTURES CONTRACTS	$ 5,369,375	$ (43,725)

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 98.5%
	ADVERTISING - 0.5%
4,538	JCDecaux SA	$ 169,279
2,076	Publicis Groupe SA	176,023
9,214	WPP PLC	200,766
		546,068
	AEROSPACE/DEFENSE - 1.2%
2,434	Airbus Group NV	163,063
29,000	IHI Corp.	135,110
23,442	Meggitt PLC	202,870
3,210	Safran SA	210,107
3,579	Thales SA	216,426
6,987	Zodiac Aerospace	236,435
		1,164,011
	AGRICULTURE - 0.5%
4,690	British American Tobacco PLC	278,981
5,387	Japan Tobacco, Inc.	196,370
		475,351
	AIRLINES - 0.5%
3,600	Japan Airlines Co. Ltd.	198,993
35,000	Singapore Airlines Ltd.	291,129
		490,122
	APPAREL - 1.3%
6,590	Burberry Group PLC	167,147
987	Christian Dior SA	196,315
654	Hermes International	241,273
2,135	Hugo Boss AG	319,002
1,032	LVMH Moet Hennessy Louis Vuitton SA	198,909
18,490	Prada SpA	130,856
		1,253,502
	AUTO MANUFACTURERS - 2.3%
1,875	Bayerische Motoren Werke AG	237,727
80,000	Brilliance China Automotive	150,085
8,251	Daihatsu Motor Co. Ltd.	146,679
2,020	Daimler AG	189,138
4,865	Fuji Heavy Industries Ltd.	134,699
7,205	Hino Motors Ltd.	99,210
4,843	Honda Motor Co. Ltd.	169,082
19,131	Isuzu Motors Ltd.	126,520
27,000	Mazda Motor Corp.	126,592
18,049	Nissan Motor Co. Ltd.	171,208
1,426	Renault SA	128,894
5,205	Suzuki Motor Corp.	163,019
3,187	Toyota Motor Corp.	191,390
1,112	Volkswagen AG	287,393
		2,321,636
	AUTO PARTS & EQUIPMENT - 2.2%
4,126	Aisin Seiki Co. Ltd.	164,128
2,473	Autoliv, Inc.	263,572
4,058	Bridgestone Corp.	141,996
769	Continental AG	178,062
3,186	Denso Corp.	152,052
27,534	GKN PLC	170,989
2,200	Magna International, Inc.	237,136
1,494	Michelin (CGDE) - Cl. B	178,459
6,000	NGK Insulators LTD	136,216
8,355	Pirelli & C. SpA	134,044
9,192	Sumitomo Electric Industries Ltd.	129,292
3,581	Toyota Industries Corp.	184,865
1,035	Valeo SA	138,972
		2,209,783
	BANKS - 8.5%
7,390	Australia & New Zealand Banking Group Ltd.	232,388
20,354	Banco Santander SA	212,592
33,907	Bank Hapoalim BM	196,167
49,400	Bank of East Asia Ltd.	204,922

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	BANKS (Continued) - 8.5%
4,800	Bank of Montreal	$ 353,694
5,300	Bank of Nova Scotia	353,831
31,968	Bank of Yokohama Ltd.	183,964
14,530	Bankinter SA	113,672
2,262	BNP Paribas SA	153,414
93,000	BOC Hong Kong Holdings Ltd.	269,390
20,975	CaixaBank SA	129,408
4,000	Canadian Imperial Bank of Commerce	364,414
3,329	Commonwealth Bank of Australia	253,956
5,792	Credit Suisse Group AG	165,616
6,746	Danske Bank A/S	190,627
23,533	DBS Group Holdings Ltd.	316,177
9,691	DNB ASA	177,260
19,200	Hang Seng Bank Ltd.	313,629
25,238	HSBC Holdings PLC	255,923
28,484	Mitsubishi UFJ Financial Group, Inc.	174,598
89,852	Mizuho Financial Group, Inc.	184,476
7,097	National Australia Bank Ltd.	219,426
8,200	National Bank of Canada	348,285
20,627	Natixis	132,202
13,454	Nordea Bank AB	189,623
40,089	Oversea-Chinese Banking Corp. Ltd.	307,091
35,631	Resona Holdings, Inc.	207,505
4,900	Royal Bank of Canada	350,394
13,798	Skandinaviska Enskilda Banken AB	184,160
8,833	Standard Chartered PLC	180,379
3,794	Sumitomo Mitsui Financial Group, Inc.	158,935
26,084	Sumitomo Mitsui Trust Holdings, Inc.	119,207
3,822	Svenska Handelsbanken AB - Cl. A	186,853
6,405	Swedbank AB - Cl. A	169,633
7,600	Toronto-Dominion Bank	391,554
16,367	United Overseas Bank Ltd.	295,648
6,887	Westpac Banking Corp.	220,077
		8,461,090
	BEVERAGES - 1.7%
1,848	Carlsberg A/S	199,007
6,730	Coca-Cola HBC AG *	154,469
7,016	Diageo PLC	223,910
3,146	Heineken NV	225,793
1,919	InBev NV	220,399
11,900	Kirin Holdings Co. Ltd.	171,846
1,797	Pernod Ricard SA	215,734
4,194	Sabmiller PLC	243,021
		1,654,179
	BIOTECHNOLOGY - 0.2%
3,004	CSL Ltd.	188,561

	BUILDING MATERIALS - 1.4%
2,884	Compagnie de Saint-Gobain	162,674
2,300	Daikin Industries Ltd.	145,115
606	Geberit AG	212,705
2,390	Holcim Ltd.	210,058
2,276	Imerys SA	191,735
2,049	Lafarge SA	177,829
5,100	LIXIL Group Corp	137,631
48	Sika AG	196,243
		1,433,990
	CHEMICALS - 4.1%
2,000	Agrium, Inc.	183,465
2,073	Air Liquide SA	279,800
1,693	Arkema	164,731
23,578	Asahi Kasei Corp.	180,367
1,967	BASF SE	228,954
1,216	Brenntag AG	217,228
569	EMS Chemie Holdings	227,112

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	CHEMICALS (Continued) - 4.1%
4,958	Evonik Industires AG	$ 197,163
137	Givaudan SA	228,462
11,338	Israel Chemicals Ltd.	97,203
4,195	Johnson Matthey PLC	222,416
2,535	Koninklijke DSM NV	184,578
1,274	Linde AG	270,840
34,700	Mitsubishi Chemical Holdings	153,788
1,765	Nitto Denko Corp.	82,701
4,370	Novozymes A/S - Cl. B	219,130
3,600	Potash Corp. Of Saskatchewan	137,095
2,898	Shin-Etsu Chemical Co. Ltd.	176,151
1,253	Solvay SA	215,605
581	Syngenta AG	216,376
4,011	Yara International ASA	200,939
		4,084,104
	COMMERCIAL SERVICES - 3.2%
11,162	Abertis Infraestructuras SA	256,775
1,967	Adecco SA	161,902
5,420	Aggreko PLC	152,952
8,972	Ashtead Group PLC	134,267
7,554	Atlantia SpA	215,293
10,910	Babcock International Group PLC	216,822
21,420	Brambles Ltd.	185,669
9,291	Bunzl PLC	257,742
7,050	Bureau Veritas SA	195,621
11,166	Capita Group PLC	218,663
15,000	Dai Nippon Printing Co. Ltd.	156,648
5,244	Edenred	158,968
4,564	Intertek Group PLC	214,582
2,800	Secom Co. Ltd.	171,079
102	SGS SA	244,391
2,163	Sodexo	232,580
		3,173,954
	COMPUTERS - 0.8%
2,391	Atos	199,132
2,412	Cap Gemini SA	172,023
4,400	CGI Group, Inc. *	156,164
1,229	Gemalto NV	127,356
4,300	Nomura Research Institute Ltd.	135,396
		790,071
	COSMETICS - 0.8%
2,616	Beiersdorf AG	253,072
4,793	Kao Corp.	188,626
1,292	L'Oreal SA	222,581
2,700	Unicharm Corp.	160,891
		825,170
	DISTRIBUTION/WHOLESALE - 1.4%
13,912	ITOCHU Corp.	178,655
3,571	Jardine Cycle & Carriage Ltd.	126,777
118,000	Li & Fung Ltd.	174,785
25,508	Marubeni Corp.	186,570
10,668	Mitsubishi Corp.	221,868
13,254	Mitsui & Co. Ltd.	212,462
14,293	Sumitomo Corp.	193,000
5,058	Toyota Tsusho Corp.	145,434
		1,439,551
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
16,960	Aberdeen Asset Management PLC	131,661
7,426	ASX Ltd.	249,630
7,700	CI Financial Corp.	253,270
15,000	Daiwa Securities Group, Inc.	129,849
2,490	Deutsche Boerse	193,197
6,213	Hargreaves Lansdown PLC	131,551
15,510	Hong Kong Exchanges & Clearing	289,175
5,000	IGM Financial, Inc.	239,677

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.3%
23,478	Investec PLC	$ 216,432
3,800	Japan Exchange Group, Inc.	93,584
4,030	Julius Baer Group Ltd.	166,126
5,876	London Stock Exchange Group	201,698
3,115	Macquarie Group Ltd.	175,197
20,169	Nomura Holdings, Inc.	142,742
57,772	Old Mutual PLC	195,342
7,740	Orix Corp.	128,274
594	Partners Group Holding AG	162,347
3,953	Schroders PLC	169,427
		3,269,179
	ELECTRIC - 3.1%
16,190	AGL Energy Ltd.	236,386
54,000	China Resources Power Holding	153,284
52,000	CLP Holdings Ltd.	426,719
50,227	EDP - Energias de Portugal SA	251,921
4,411	Electricite De France	138,879
5,197	Endesa SA	200,975
9,224	Fortum OYJ	247,610
34,947	Iberdrola SA	267,085
28,500	Power Assets Holdings Ltd.	249,136
2,191	Red Electrica de Espana	200,351
10,309	Scottish & Southern Energy	276,285
51,273	Terna Spa	270,363
7,941	Verbund AG	153,762
		3,072,756
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
18,699	Hitachi Ltd.	136,952
3,589	Legrand SA	219,537
1,924	Schneider Electric SA	181,071
		537,560
	ELECTRONICS - 1.1%
5,602	Hoya Corp.	186,125
297	Keyence Corp.	129,562
3,280	Kyocera Corp.	155,663
1,400	Murata Manufacturing Co. Ltd.	131,018
2,900	Omron Corp.	122,229
7,639	Rexel SA	178,606
33,000	Toshiba Corp.	154,071
		1,057,274
	ENERGY-ALTERNATE SOURCES - 0.2%
65,420	Enel Green Power SpA	185,196

	ENGINEERING & CONSTRUCTION - 2.4%
2,165	Aeroports de Paris	285,164
36,000	Cheung Kong Infrastructure Holdings Ltd.	248,274
84,000	China State Construction International Holdings Ltd.	147,401
10,286	Ferrovial SA	229,019
3,238	Fraport AG Frankfurt Airport Services Worldwide	228,717
1,676	Hochtief AG	145,021
3,847	JGC Corp	116,880
65,635	Sembcorp Industries Ltd.	282,714
72,185	Singapore Technologies Engineering Ltd.	220,023
10,602	Skanska AB	241,650
2,760	Vinci SA	206,288
		2,351,151
	ENTERTAINMENT - 0.5%
204,242	Genting Singapore PLC	217,889
1,588	Oriental Landing Co. Ltd.	272,034
		489,923
	ENVIRONMENTAL CONTROL - 0.1%
66,000	China Everbright International	94,355

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	FOOD - 5.5%
2,990	Aryzta AG *	$ 283,189
4,095	Associated British Foods PLC	213,542
181	Barry Callebaut AG *	245,918
4,491	Carrefour SA	165,620
1,685	Casino Guichard Perrachon SA	223,348
3,226	Colruyt SA	163,836
25,200	Dairy Farm International Holdings Ltd.	268,632
3,331	Danone SA	247,324
1,829	Delhaize Group SA	123,709
3,300	George Weston Ltd.	243,753
5,825	ICA Gruppen AB	198,238
40,690	J Sainsbury PLC	219,563
9,428	Jeronimo Martins SGPS SA	155,065
10,089	Koninklijke Ahold NV	189,347
5	Lindt & Spruengli AG	308,829
8,318	Loblaw Cos Ltd.	371,718
3,813	Nestle SA	295,358
5,300	Saputo Inc	317,970
4,644	Seven & I Holdings Co. Ltd.	195,643
6,050	Unilever PLC	274,307
84,133	Wilmar International Ltd.	215,276
51,175	WM Morrison Supermarkets PLC	160,520
7,747	Woolworths Ltd.	257,352
2,463	Yakult Honsha Co. Ltd.	124,718
		5,462,775
	FOOD SERVICE - 0.3%
16,622	Compass Group PLC	289,119

	FOREST PRODUCTS & PAPER - 0.4%
7,942	Mondi PLC	144,254
5,125	Smurfit Kappa Group PLC	117,091
6,112	Svenska Cellulosa AB SCA	159,041
		420,386
	GAS - 2.4%
13,500	Beijing Enterprises Holdings Ltd.	127,766
6,000	Canadian Utilities Ltd.	225,225
40,915	Centrica PLC	218,748
74,000	China Gas Holdings Ltd.	153,532
44,000	China Resources Gas Group Ltd.	138,524
6,479	Enagas SA	208,424
6,476	Gas Natural SDG SA	204,471
133,400	Hong Kong & China Gas Co. Ltd.	291,920
23,135	National Grid PLC	332,369
42,408	Snam SpA	255,430
37,519	Tokyo Gas Co. Ltd.	219,241
		2,375,650
	HAND/MACHINE TOOLS - 0.7%
2,223	Makita Corp.	137,360
11,604	Sandvik AB	158,346
1,393	Schindler Holding AG	211,722
533	SMC Corp.	142,628
		650,056
	HEALTHCARE PRODUCTS - 1.2%
2,088	Coloplast A/S - Cl. B	188,776
1,873	Essilor International	198,578
5,522	Getinge AB - Cl. B	144,927
3,725	Luxottica Group SpA	215,541
18,829	Smith & Nephew PLC	334,592
5,986	Terumo Corp.	133,830
		1,216,244
	HEALTHCARE SERVICES - 0.5%
2,692	Fresenius Medical Care AG & Co. KGaA	180,901
1,400	Fresenius SE & Co. KGaA	208,702
3,600	Ramsay Health Care Ltd.	154,496
		544,099

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	HOLDING COMPANIES-DIVERSIFIED - 1.8%
273	Bollore SA	$ 177,138
38,000	China Merchants Holdings International Co. Ltd.	118,653
3,879	GEA Group AG	183,619
17,000	Hutchison Whampoa Ltd.	232,507
2,400	Jardine Matheson Holdings Ltd.	142,344
4,500	Jardine Strategic Holdings Ltd.	160,785
35,833	Keppel Corp Ltd.	310,129
24,000	Swire Pacific Ltd.	295,421
26,000	Wharf Holdings Ltd.	187,193
		1,807,789
	HOME BUILDERS - 0.7%
17,218	Barratt Developments PLC	110,047
8,000	Daiwa House Industry Co. Ltd.	165,828
5,843	Persimmon PLC	127,214
12,697	Sekisui House, Ltd.	174,081
64,968	Taylor Wimpey PLC	126,671
		703,841
	HOME FURNISHINGS - 0.1%
37,000	Haier Electronics Group Co. Ltd.	96,674

	HOUSEHOLD PRODUCTS - 0.2%
2,599	Reckitt Benckiser Group PLC	226,699

	INSURANCE - 6.7%
8,364	Admiral Group PLC	221,584
21,016	Aegon NV	183,372
4,875	Ageas	194,429
41,400	AIA Group Ltd.	208,060
1,282	Allianz SE	213,575
40,037	AMP Ltd	200,143
6,687	AXA SA	159,780
8,990	CNP Assurances	186,565
47,706	Direct Line Insurance Group PLC	220,134
8,570	Gjensidige Forsikring ASA	153,682
9,400	Great-West Lifeco, Inc.	266,227
2,931	Hannover Rueckversicherung SE	264,046
37,050	Insurance Australia Group Ltd.	204,082
54,953	Legal & General Group PLC	211,845
10,800	Manulife Financial Corp.	214,966
38,624	Mapfre SA	153,912
14,280	Mediolanum SpA	110,055
1,102	Muenchener Rueckversicherungs AG	244,231
5,100	NKSJ Holdings, Inc.	137,329
9,800	Power Corp of Canada	272,682
8,600	Power Financial Corp.	268,024
7,686	Prudential PLC	176,279
4,393	Sampo Oyj	222,202
7,469	SCOR SE	256,835
9,240	Sony Financial Holdings, Inc.	157,603
13,726	St James's Place PLC	178,884
29,527	Standard Life PLC	188,921
2,626	Swiss Re AG	233,613
9,800	T&D Holdings, Inc.	133,201
7,061	Talanx AG	247,831
4,900	Tokio Marine Holdings, Inc.	161,157
3,322	Vienna Insurance Group AG	177,761
895	Zurich Insurance Group AG	269,741
		6,692,751
	INTERNET - 0.5%
1,045	ASPS PLC *	52,903
489	Iliad SA	147,768
4,108	United Internet AG	180,934
17,800	Yahoo Japan Corp.	82,227
		463,832

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	INVESTMENT COMPANIES - 0.5%
3,871	Exor SpA	$ 158,917
3,254	Pargesa Holdings SA	292,233
		451,150
	IRON/STEEL - 0.6%
23,395	Fortescue Metals Group Ltd.	95,988
6,600	JFE Holdings, Inc.	136,222
52,000	Nippon Steel & Sumitomo Metal Corp.	166,301
3,958	Voestalpine AG	188,306
		586,817
	LEISURE TIME - 0.2%
1,840	Shimano, Inc.	204,142

	LODGING - 1.1%
32,868	City Developments Ltd.	269,704
9,764	Crown Resorts Ltd.	139,246
12,000	Galaxy Entertainment Group Ltd.	95,996
5,942	InterContinental Hotels Group PLC	246,037
40,000	SJM Holdings Ltd.	100,228
2,759	Whitbread PLC	208,049
		1,059,260
	MACHINERY CONSTRUCTION & MINING - 0.5%
6,007	Atlas Copco AB - Cl. A	173,368
6,768	Komatsu Ltd.	157,125
11,266	Mitsubishi Electric Corp.	139,004
		469,497
	MACHINERY-DIVERSIFIED - 2.3%
4,758	Alstom S.A.	173,415
930	Fanuc Ltd.	160,370
4,706	Hexagon AB	151,505
32,000	Kawasaki Heavy Industries Ltd.	121,923
4,494	Kone OYJ	187,508
9,105	Kubota Corp.	129,057
23,000	Mitsubishi Heavy Ind, Ltd.	143,480
4,317	The Weir Group PLC	193,370
14,162	Zardoya Otis SA	252,023
		1,512,651
	MEDIA - 1.8%
2,302	Axel Springer AG	141,647
10,728	British Sky Broadcasting Group PLC	165,867
12,261	Daily Mail & General Trust PLC	174,470
50,670	ITV PLC	154,430
2,563	ProSiebenSat.1 Media AG	114,149
12,074	Reed Elsevier NV	276,846
17,817	Reed Elsevier PLC	286,441
9,400	Shaw Communications, Inc.	241,484
9,144	Wolters Kluwer NV	270,621
		1,825,955
	METAL FABRICATE - 0.3%
3,997	Assa Abloy AB - Cl. B	203,115
2,688	Vallourec	120,341
		323,456
	MINING - 0.2%
8,572	Antofagasta PLC	111,861
6,245	BHP Billiton Ltd.	211,461
6,200	Cameco Corp.	121,777
6,500	First Quantum Minerals Ltd.	139,199
6,064	Orica Ltd.	111,417
3,600	Silver Wheaton Corp.	94,865
10,225	Sumitomo Metal Mining Co. Ltd.	166,026
5,500	Teck Resources LTD - Cl. B	125,784
		1,082,390
	MISCELLANEOUS MANUFACTURING - 1.2%
6,572	Alfa Laval AB	169,145
4,947	FUJIFILM Holdings Corp.	137,946
6,875	IMI PLC	174,846

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MISCELLANEOUS MANUFACTURING (Continued) - 1.2%
7,000	Nikon Corp.	$ 110,206
1,622	Siemens AG	214,153
9,075	Smiths Group PLC	201,307
2,951	Wartsila Corp.	146,315
		1,153,918
	OFFICE & BUSINESS EQUIPMENT - 0.3%
6,616	Canon, Inc.	215,244
11,000	Ricoh Co. Ltd.	131,053
		346,297
	OIL & GAS - 3.8%
8,600	ARC Resources Ltd.	262,213
8,740	BG Group PLC	184,608
35,345	BP PLC	311,260
5,500	Canadian Natural Resources Ltd.	253,064
14,100	Canadian Oil Sands Ltd.	319,949
3,899	Fuchs Petrolub SE	166,045
7,900	Husky Energy, Inc.	255,178
5,500	Imperial Oil Ltd.	290,226
12,800	Inpex Corp.	194,571
33,000	JX Holdings, Inc.	176,547
66,000	Kunlun Energy Co. Ltd.	108,832
24,247	Oil Search Ltd.	221,151
15,269	Santos Ltd.	205,369
7,797	Statoil ASA	239,474
4,026	Total SA	290,881
7,021	Woodside Petroleum Ltd.	271,973
		3,751,341
	OIL & GAS SERVICES - 0.3%
5,195	Petrofac Ltd.	106,887
1,452	Technip SA	158,793
		265,680
	PACKAGING & CONTAINERS - 0.2%
22,219	Amcor Ltd.	218,581

	PHARMACEUTICALS - 4.5%
1,774	Actelion Ltd.	224,424
4,222	AstraZeneca PLC	313,423
1,584	Bayer AG	223,664
5,975	Chugai Pharmaceutical Co. Ltd.	168,380
9,300	Daiichi Sankyo Co. Ltd.	173,497
5,769	Eisai Co. Ltd.	241,670
192	Galenica AG	187,475
10,521	GlaxoSmithKline PLC	281,427
2,998	Grifols SA	163,810
2,282	Merck KGAA	198,020
16,254	Mitsubishi Tanabe Pharma Corp.	243,385
3,677	Novartis AG	332,916
3,926	Novo Nordisk A/S	180,647
1,306	Ono Pharmaceutical Co. Ltd.	114,989
5,724	Otsuka Holdings Co. Ltd.	177,410
851	Roche Holding AG	253,794
1,918	Sanofi	203,690
6,854	Shionogi & Co. Ltd.	143,020
3,538	Shire PLC	276,533
2,482	Taisho Pharmaceutical Holdings Co. Ltd.	181,048
2,175	UCB SA	184,090
		4,467,312
	PIPELINES - 0.6%
7,100	Pembina Pipeline Corp.	305,894
6,600	TransCanada Corp.	315,445
		621,339
	REAL ESTATE - 3.8%
6,100	Brookfield Asset Manage - Cl. A	269,107
107,151	CapitaLand Ltd.	275,033

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	REAL ESTATE (Continued) - 3.8%
13,000	Cheung Kong Holdings Ltd.	$ 230,636
56,000	China Overseas Land & Invest	135,840
58,000	China Resources Land Ltd.	106,117
1,774	Daito Trust Construction Co. Ltd.	208,551
82,074	Global Logistic Properties Ltd.	177,749
64,000	Hang Lung Properties Ltd.	197,360
41,500	Henderson Land Development Co. Ltd.	242,833
32,000	Hongkong Land Holdings Ltd.	213,440
7,600	Hulic Co. Ltd.	100,148
5,773	Mitsubishi Estate Co. Ltd.	142,516
4,772	Mitsui Fudosan Co. Ltd.	160,904
157,000	New World Development Co. Ltd.	178,669
56,000	Shimao Property Holdings Ltd. *	102,891
130,000	Sino Land Co. Ltd.	214,030
2,564	Sumitomo Realty & Development Co. Ltd.	110,016
23,000	Sun Hung Kai Properties Ltd.	315,459
68,800	Swire Properties Ltd.	201,066
47,000	Wheelock & Co. Ltd.	196,180
		3,778,545
	RETAIL - 3.5%
6,900	Alimentation Couche Tard, Inc.	189,271
97,000	Belle International Holdings Ltd.	107,635
2,600	Canadian Tire Corp. Ltd.	249,777
54,000	China Resources Enterprise Ltd.	149,801
67,200	Chow Tai Fook Jewellery Group Ltd.	102,660
1,973	Cie Financiere Richemont SA	206,999
300	Fast Retailing Co. Ltd.	98,697
4,348	Hennes & Mauritz AB	189,758
1,425	Inditex SA	219,257
30,012	Kingfisher PLC	184,273
2,969	Lawson, Inc.	222,726
2,266	Lululemon Athletica, Inc. * ^	91,728
22,619	Marks & Spencer Group PLC	164,490
1,881	Next PLC	208,306
1,992	Pandora A/S	152,702
9,786	Sports Direct International PLC *	118,247
303	Swatch Group AG	182,948
5,100	Tim Hortons, Inc.	279,361
5,753	Travis Perkins PLC	161,169
6,192	Wesfarmers Ltd.	244,356
		3,524,161
	SEMICONDUCTORS - 0.7%
8,572	ARM Holdings PLC	129,161
1,919	ASML Holding NV	178,657
2,165	Avago Technologies Ltd.	156,032
15,522	Infineon Technologies AG	193,973
		657,823
	SHIPBUILDING - 0.3%
80,074	SembCorp Marine Ltd.	263,338

	SOFTWARE - 0.9%
5,475	Amadeus IT Holding SA - Cl. A	225,741
2,959	Check Point Software Technologies Ltd. * ^	198,342
1,550	Dassault Systemes SA	199,364
7,800	GungHo Online Entertainment, Inc.	50,352
2,768	SAP AG	213,706
		887,505
	TELECOMMUNICATIONS - 4.1%
7,200	BCE, Inc.	327,027
5,308	Belgacom SA	176,094
35,328	BT Group PLC	232,562
27,000	China Mobile Ltd.	261,977
140,000	China Unicom Hong Kong Ltd.	216,405
6,254	Eutelsat Communications SA	217,238
2,067	KDDI CORP.	126,068

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	TELECOMMUNICATIONS (Continued) - 4.1%
3,106	Nippon Telegraph & Telephone	$ 193,700
12,700	NTT DoCoMo, Inc.	217,120
4,600	Rogers Communications, Inc. - Cl. B	185,364
79,169	Singapore Telecommunications	244,486
1,475	Softbank Corp.	109,821
25,435	TDC A/S	263,163
14,065	Telefonica S.A	241,055
3,644	Telenet Group Holding NV *	207,612
7,936	Telenor ASA	180,737
29,758	TeliaSonera AB	217,091
56,639	Telstra Corporation Ltd.	278,328
5,600	Telus Corp.	209,000
		4,104,848
	TEXTILES - 0.2%
25,838	Toray Industries, Inc.	169,856

	TRANSPORTATION - 2.9%
75	AP Moeller - Maersk A/S	186,319
48,973	Aurizon Holdings Ltd.	230,033
4,400	Canadian National Railway	286,562
1,100	Canadian Pacific Railway Ltd.	199,550
1,488	Central Japan Railway Co.	212,236
5,538	Deutsche Post AG	200,213
35,000	Hankyu Hanshin Holdings, Inc.	199,684
50,195	Kintetsu Corp.	182,825
1,519	Kuehne + Nagel International A	202,099
74,500	MTR Corp.	286,934
24,949	Tokyu Corp.	176,818
4,083	Vopak NV	199,535
5,400	West Japan Railway Co.	237,726
7,000	Yamato Holdings Co. Ltd.	145,030
		2,945,564
	WATER - 0.9%
150,000	Guangdong Investment Ltd.	173,026
8,120	Severn Trent PLC	268,309
9,533	Suez Environment Co.	182,435
18,915	United Utilities Group PLC	285,328
		909,098

	TOTAL COMMON STOCK (Cost - $92,002,784)	98,098,976

	WARRANTS - 0.0%
1,416	Sun Hung Kai Properties Ltd. Warrant *	1,849
	TOTAL WARRANTS (Cost - $223)

	SHORT-TERM INVESTMENTS - 6.3%
	MONEY MARKET FUND - 6.3%
6,259,096	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	6,259,096
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,259,096)

	COLLATERAL FOR SECURITIES LOANED - 0.2%
201,179	Mount Vernon Securities Lending Prime Portfolio, 0.19%	201,179
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $201,179)

	TOTAL INVESTMENTS - 105.0% (Cost- $98,463,282) (a)	$ 104,561,100
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0) %	(4,968,069)
	NET ASSETS - 100.0%	$ 99,593,031

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $194,380.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,654,381 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 7,210,327
	Unrealized depreciation	(1,303,608)
	Net unrealized appreciation	$ 5,906,719

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
13	MSCI EAFE Index Mini, Sep 2014	$ 1,279,785	$ 975
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	16.9%
	Britain	13.0%
	Canada	10.1%
	France	9.0%
	Hong Kong	8.7%
	Germany	6.1%
	United States	6.0%
	Switzerland	5.8%
	Australia	4.8%
	Singapore	3.8%
	Other Countries	15.7%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014

Shares			Value
	MUTUAL FUNDS - 4.0%
45,282	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 452,816
	TOTAL MUTUAL FUNDS (Cost - $452,816)
Par Value
	BONDS & NOTES - 10.2%
	BANKS - 4.8%
$ 500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17		550,270

	TELECOMMUNICATIONS - 5.4%
600,000	AT&T, Inc., 2.4%, 8/15/16		618,280

	TOTAL BONDS & NOTES (Cost - $1,163,781)		1,168,550

	SHORT-TERM INVESTMENTS - 80.2%
	CERTIFICATES OF DEPOSIT - 41.9%
500,000	Agricultural Bank China NY, 0.90%, 6/3/2015		500,000
700,000	Banco do Brasil Sa NY, 1.36%, 4/7/15		699,976
700,000	China Construction Bank, 0.87%, 3/27/15		700,000
600,000	China Merchant Bank, 1.18%, 1/26/15		600,000
700,000	Fortis Bank SA/NV, 0.53%, 1/12/15		699,995
400,000	HSH Nordbank AG, 0.91%, 3/24/15		400,000
500,000	Itau Unibanco NY, 1.26%, 9/12/14		500,836
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,100,807)		4,100,807

	COMMERCIAL PAPER - 17.0%
148,000	American Crystal Sugar CP, 8/4/14		147,957
600,000	Ford Motor Credit, 12/1/14		598,011
700,000	Intesa Funding LLC, 9/9/14		698,911
500,000	Romulus Funding Corp., 9/2/14		499,388
700,000	Shinhan Bank, 8/12/14		699,574
	TOTAL COMMERCIAL PAPER (Cost - $2,643,841)		2,643,841
Shares
	MONEY MARKET FUND - 21.3%
2,294,130	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *		2,294,130
135,958	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% *		135,958
	TOTAL MONEY MARKET FUND (Cost - $2,430,088)		2,430,088

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $9,174,736)		9,174,736

	TOTAL INVESTMENTS - 94.4% (Cost - $10,791,333) (a)		$ 10,796,102
	OTHER ASSETS LESS LIABILITIES - 5.6%		647,532
	NET ASSETS - 100.0%		$ 11,443,634

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,791,333 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,769
	Unrealized depreciation		-
	Net unrealized appreciation		$ 4,769

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - 1.0%
	Commodity Futures - 1.0%
9	Cocoa, Sep 2014	$ 281,430	$ 2,434
2	Coffee, Sep 2014	131,325	2,813
4	Copper Future, Sep 2014	320,350	16,725
9	Corn Future. Dec 2014	191,363	(9,375)
6	Cotton, Dec 2014	220,530	(11,267)
3	Crude Oil Future, Aug 2014	316,110	4,880
2	Gasoline RBOB, Aug 2014	255,637	7,132
2	Gold, Aug 2014	264,400	6,090
9	Lean Hogs, Aug 2014	478,170	9,126
12	Live Cattle, Aug 2014	720,360	56,865

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	Commodity Futures (Continued) - 1.0%
8	LME Aluminum, Sep 2014	$ 378,150	$ 18,250
7	LME Zinc Future, Sep 2014	388,500	23,931
2	Natural Gas Future, Aug 2014	89,220	(940)
3	NY Harbor ULSD Futures, Aug 2014	374,888	5,204
1	Silver, Sep 2014	105,280	9,225
3	Soybean Future, Nov 2014	173,588	(9,200)
3	Soybean Meal, Dec 2014	110,220	(9,303)
13	Soybean Oil Future, Dec 2014	305,370	1,586
9	Wheat Future, Sep 2014	259,875	(15,096)
14	World Sugar #11, Oct 2014	282,397	4,748
	TOTAL LONG FUTURES CONTRACTS	$ 5,647,163	$ 113,828

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 3.9%
55,677	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 556,773
	TOTAL MUTUAL FUNDS (Cost - $556,773)

Par Value	BONDS & NOTES - 43.4%
	BANKS - 17.1%
$ 250,000	Bank of America Corp., 1.50%, 10/9/15	252,302
50,000	Bank of America Corp., 5.45%, 7/15/14	50,108
150,000	Capital One Financial Corp., 1.00%, 11/6/15	150,411
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,017
400,000	Citigroup, Inc., 5.00%, 9/15/14	403,541
50,000	Citigroup, Inc., 6.375%, 8/12/14	50,333
240,000	First Horizon National Corp., 5.375%, 12/15/15	253,887
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	50,936
250,000	ING Bank NV, 2.00%, 9/25/15 - 144A	254,022
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17	225,223
50,000	Morgan Stanley, 4.00%, 7/24/15	51,785
500,000	Morgan Stanley, 4.20%, 11/20/14	507,513
55,000	Morgan Stanley, 6.00%, 4/28/15	57,557
100,000	Santander US Debt SAU, 3.724%, 1/20/15 - 144A	101,480
		2,434,115
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	50,896
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	54,932
200,000	General Electric Capital Corp., 5.375%, 10/20/16 ^	220,352
60,000	Harley-Davidson Funding, 5.75%, 12/15/14 - 144A	61,407
		387,587
	GAS - 1.4%
200,000	Atmos Energy Corp. 4.95%, 10/15/14	202,595

	HOME FURNISHINGS - 1.2%
150,000	Whirlpool Corp., 6.5%, 6/15/16	165,962

	INSURANCE - 6.1%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	272,099
100,000	CNA Financial Corp., 5.85%, 12/15/14	102,498
450,000	White Mountain Insurance Group, 6.375%, 3/20/17 - 144A	497,691
		872,288
	MEDIA - 1.8%
250,000	Viacom, Inc., 2.50%, 12/15/16	257,690

	OIL & GAS - 2.4%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16	190,274
140,000	Transocean, Inc., 5.05%, 12/15/16	152,085
		342,359
	PHARMACEUTICALS - 1.6%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17	224,816

	RETAIL - 2.1%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	293,527

	SAVINGS & LOANS - 2.9%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15	412,639

	TELECOMMMUNICATIONS - 2.3%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A	152,392
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	15,009
140,000	Motorola Solutions Inc., 6.00%, 11/15/17	158,964
		326,365
	TRUCKING & LEASING - 1.8%
250,000	Penske Truck Leasing Co., 2.50%, 7/11/14 - 144A	250,111

	TOTAL BONDS & NOTES (Cost - $6,152,706)	6,170,054

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Par Value			Value
	SHORT-TERM INVESTMENTS - 45.5%
	CERTIFICATES OF DEPOSIT - 7.7%
$ 700,000	Fortis Bank, 0.53%, 1/12/15		$ 699,995
400,000	HSH Nordbank AG, 0.91%, 3/24/15		400,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,099,995)		1,099,995

	COMMERCIAL PAPER - 21.1%
300,000	Axa Financial, 9/5/14		299,588
250,000	Bennington Stark Capital, 7/14/14		249,953
250,000	Empire District Elect Co., 7/18/14		249,962
300,000	Glencore Funding LLC, 7/15/14		299,959
750,000	Intesa Funding LLC, 9/9/14		748,833
600,000	Romulus Funding Corp., 9/2/14		599,265
550,000	Talisman Energy, Inc., 8/5/14		549,637
	TOTAL COMMERCIAL PAPER (Cost - $2,997,197)		2,997,197

Shares	MONEY MARKET FUND - 16.7%
2,165,730	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *		2,165,730
214,304	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% *		214,304
	(Cost - $2,380,034)		2,380,034

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,477,226)		6,477,226

	COLLATERAL FOR SECURITIES LOANED - 0.4%
55,160	Mount Vernon Securities Lending Prime Portfolio, 0.19%		55,160
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $55,160)

	TOTAL INVESTMENTS - 93.2% (Cost - $13,241,865) (a)		$ 13,259,213
	OTHER ASSETS LESS LIABILITIES - 6.8%		969,701
	NET ASSETS - 100.0%		$ 14,228,914

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $53,393.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
LLC - Limited liability company.
LP - Limited partnership.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,241,865 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 20,747
	Unrealized depreciation		(3,399)
	Net unrealized appreciation		$ 17,348

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 1.5%
	Commodity Futures - 1.5%
24	Cocoa, Sep 2014	$ 750,480	$ 7,485
5	Coffee, Sep 2014	328,313	881
11	Copper Future, Sep 2014	880,963	41,913
24	Corn Future, Dec 2014	510,300	(26,475)
16	Cotton, Dec 2014	588,080	(29,023)
8	Crude Oil Future, Aug 2014	842,960	11,640
5	Gasoline RBOB, Aug 2014	639,093	16,871
5	Gold, Aug 2014	661,000	15,360
24	Lean Hogs, Aug 2014	1,275,120	23,464
30	Live Cattle, Aug 2014	1,800,900	137,295
20	LME Aluminum, Sep 2014	945,375	43,163
17	LME Zinc Future, Sep 2014	943,500	58,119
6	Natural Gas Future, Aug 2014	267,660	(11,030)
6	NY Harbor ULSD Futures, Aug 2014	749,776	16,019
3	Silver, Sep 2014	315,840	16,545
8	Soybean Future, Nov 2014	462,900	(26,425)
8	Soybean Meal, Dec 2014	293,920	(23,717)
33	Soybean Oil Future, Dec 2014	775,170	2,062
24	Wheat Future, Sep 2014	693,000	(41,057)
34	World Sugar #11, Oct 2014	685,821	9,688
	TOTAL LONG FUTURES CONTRACTS	$ 14,410,171	$ 242,778

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 80.7%
	AEROSPACE/DEFENSE - 0.4%
1,462	Lockheed Martin Corp. ^	$ 234,987

	AGRICULTURE - 3.0%
7,720	Altria Group, Inc.	323,777
10,000	British American Tobacco	204,111
2,653	British American Tobacco PLC	157,812
2,393	KT&G Corp.	211,667
4,341	Lorillard, Inc.	264,671
3,200	Philip Morris International	269,792
5,061	Reynolds American, Inc.	305,431
11,900	Souza Cruz SA	123,768
		1,861,029
	AIRLINES - 0.4%
145,700	Air Asia BHD	104,363
2,200	Japan Airlines Co. Ltd.	121,607
		225,970
	AUTOMANUFACTURERS - 1.2%
11,932	Ford Motor Co.	205,708
8,097	Ford Otomotiv Sanayi A.S. *	100,783
3,345	Paccar, Inc.	210,166
11,767	Tofas Turk Otomobil Fabrika	72,954
44,300	UMW Holdings BHD	150,656
		740,267
	BANKS - 6.6%
315,000	Agricultural Bank of China	139,001
4,112	Aust and NZ Banking Group Ltd.	129,307
1,104,056	Banco de Chile	146,634
10,200	Banco do Brasil SA	114,789
11,557	Banco Santander SA	120,709
2,127	Bank Handlowy w Warsawie SA	83,863
386,000	Bank of China Ltd.	172,822
221,000	Bank of Communications Co. Ltd.	152,555
1,784	Bank Pekao SA	102,117
7,874	Barclays Africa Group Ltd.	119,567
6,578	Bb&t Corp.	259,371
53,000	BOC Hong Kong Holdings Ltd	153,523
11,870	CaixaBank	73,234
212,000	China Construction Bank Corp. *	160,293
65,500	China Merchants Bank Co. Ltd.	129,136
260,000	Chongqing Rural Commercial Bnk	120,099
78,400	CIMB Group Holdings Bhd	178,726
1,859	Commonwealth Bank of Aust.	141,816
38,600	Grupo Financiero Inbursa	115,045
40,100	Grupo Financiero Santander	106,319
14,215	HSBC Holdings PLC	144,145
230,000	Indust and Comm Bank of China	145,414
8,910	Itau Unibanco Holding SA	122,145
494	Komercni Banka AS	113,563
71,500	Malayan Banking Berhad	218,887
3,944	National Australia Bank Ltd.	121,941
11,563	Natixis	74,109
3,867	Swedbank AB	102,416
5,657	Wells Fargo & Co.	297,332
3,879	Westpac Banking Corp	123,953
		4,182,831
	BEVERAGES - 1.5%
7,731	Coca-Cola Co.	327,485
5,318	Dr Pepper Snapple Group	311,528
3,632	Pepsico, Inc.	324,483
		963,496
	BUILDING MATERIALS - 0.2%
9,500	Siam City Cement Public Co.	131,757

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	CHEMICALS - 1.7%
3,632	EI du Pont de Nemours & Co.	$ 237,678
2,457	LyondellBasell NV	239,926
93,100	Petronas Chemicals Group BHD	196,290
2,100	Potash Corp. Of Saskatchewan	79,972
50,700	PTT Global Chemical PLC	105,475
57,634	Synthos SA	83,874
2,340	Yara International ASA	117,227
		1,060,442
	COAL - 0.6%
95,500	Banpu Public Co. Ltd.	86,829
162,000	China Coal Energy Company	84,237
34,000	China Shenhua Energy Co. Ltd. *	98,267
34,400	Indo Tambangrays Megah PT	78,215
		347,548
	COMMERCIAL SERVICES - 2.1%
6,628	Abertis Infraestructuras SA	152,473
4,365	Atlantia SPA	124,405
14,300	CCR SA	117,128
21,100	Ecorodovias Infra e Log SA	144,197
6,351	Iron Mountain, Inc.	225,143
92,000	Jiangsu Express Co. Ltd.	108,853
7,800	Localiza Rent a Car SA	128,661
9,746	Western Union Co. ^	168,996
132,000	Zehjiang Expressway	133,696
		1,303,552
	COSMETICS/PERSONAL CARE - 0.7%
6,400	Natura Cosmeticos SA	108,908
3,883	Procter & Gamble Co.	305,165
		414,073
	DISTRIBUTION/WHOLESALE - 0.5%
2,630	Genuine Parts Co.	230,914
2,000	Jardine Cycle & Carriage Ltd.	71,003
		301,917
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
4,193	ASX Ltd.	140,950
18,400	BM&F Bovespa SA	97,106
2,631	CME Group, Inc.	186,669
14,479	Coronation Fund managers Ltd.	130,026
4,781	Invesco Ltd.	180,483
1,772	Macquarie Group Ltd.	99,663
20,992	SLM Corp.	174,444
4,834	TD Ameritrade Holding Corp.	151,545
		1,160,886
	ELECTRIC - 11.8%
123,800	Aboitiz Power Corp.	103,935
256,100	AES Gener S.A.	132,553
19,600	AES Tiete S.A.	144,974
9,143	AGL Energy Ltd.	133,495
5,352	Alliant Energy Corp.	325,723
5,790	American Electric Power, Inc.	322,908
4,131	CEZ AS *	124,629
30,500	CLP Holdings Ltd.	250,287
9,943	CMS Energy Corp.	309,724
5,879	Consolidated Edison, Inc. ^	339,453
3,974	DTE Energy Co.	309,455
4,765	Duke Energy Corp.	353,515
2,529	EDF	79,625
37,500	Electricity Generating PLC	160,074
2,739	Endesa SA	105,921
28,577	Energias de Portugal SA	143,332
3,643	Entergy Corp.	299,054
5,880	Fortum OYJ	157,843
19,570	Iberdrola SA	149,565
2,757	NextEra Energy, Inc. ^	282,537

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	ELECTRIC (Continued) - 11.8%
6,516	Northeast Utilities	$ 308,011
4,899	Pinnacle West Capital Corp.	283,358
16,000	Power Assets Holdings Ltd.	139,866
7,018	Public Service Enterprise Group, Inc.	286,264
104,300	Ratchaburi Electricity Generating Holding PLC	174,391
1,231	Red Electrica de Espana	112,566
5,866	Scana Corp.	315,649
5,537	SSE PLC	148,394
7,426	Southern Co.	336,992
64,272	Tauron Polska Energia SA *	109,405
29,044	Terna Rete Elettrica Nazionale SpA	153,149
9,200	Tractebel Energia SA	138,562
4,896	Verbund AG	94,802
6,522	Wisconsin Energy Corp.	306,012
10,209	Xcel Energy, Inc.	329,038
		7,465,061
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
4,031	Emerson Electric Co.	267,497

	ELECTRONICS - 0.3%
47,900	Delta Electronics Thailand PLC	92,269
4,209	Rexel SA	98,410
		190,679
	ENGINEERING & CONSTRUCTION - 1.0%
167,000	China Communications Construction Co. Ltd.	112,047
62,510	DMCI Holdings, Inc.	105,961
5,981	Ferrovial SA	133,168
6,143	Skanska AB	140,016
43,000	Singapore Technologies Engineering Ltd.	131,067
		622,259
	ENTERTAINMENT - 0.2%
5,146	OPAP SA	91,577

	ENVIRONMENTAL CONTROL - 0.5%
8,080	Republic Services, Inc.	306,798

	FOOD - 2.2%
6,793	Conagra Foods, Inc.	201,616
5,769	General Mills, Inc.	303,103
24,934	J Sainsbury PLC	134,544
4,528	Kraft Foods Group, Inc.	271,454
5,901	Sysco Corp. ^	220,992
33,592	WM Morrison Supermarkets PLC	105,368
4,399	Woolworths Ltd.	146,133
		1,383,210
	FOREST PRODUCTS & PAPER - 0.7%
4,198	International Paper Co.	211,873
5,175	MeadWestvaco Corp.	229,046
		440,919
	GAS - 3.2%
6,184	AGL Resources, Inc.	340,306
5,204	Atmos Energy Corp.	277,894
23,425	Centrica PLC	125,239
3,677	Enagas SA	118,286
3,646	Gas Natural SDG SA	115,118
13,336	National Grid PLC	191,592
7,748	NiSource, Inc.	304,806
175,200	Perusahaan Gas Negara Persero Tbk PT	82,252
2,888	Sempra Energy	302,402
24,435	Snam Rete Gas SPA	147,176
		2,005,071
	HAND/MACHINE TOOLS - 0.1%
6,626	Sandvik AB	90,417

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	HEALTHCARE PRODUCTS - 0.6%
3,771	Baxter International, Inc.	$ 272,643
1,202	Coloplast A/S	108,673
		381,316
	HOLDING COMPANIES DIVERSIFIED - 0.3%
18,500	Grupo Carso SAB de CV	96,103
5,944	Imperial Holdings Ltd	111,777
		207,880
	HOME BUILDERS - 0.2%
229,900	Land and Houses PLC	69,794
3,283	Persimmon PLC	71,477
		141,271
	HOME FURNISHINGS - 0.1%
13,752	Arcelik A.S.	83,640

	HOUSEHOLD PRODUCTS/WARES - 1.1%
3,532	Clorox Company ^	322,825
2,558	Kimberly Clark Corp.	284,501
36,800	Kimberly-Clark de Mexico SAB de CV	103,270
		710,596
	INSURANCE - 4.7%
5,096	Admiral Group PLC	135,006
2,958	Ageas	117,974
5,051	American Financial Group, Inc.	300,838
22,463	AMP Ltd.	112,292
5,923	Cincinnati Financial Corp.	284,541
5,251	CNP Assurances	109,594
28,414	Direct Line Insurance Group PLC	131,113
5,644	Arthur J Gallagher & Co.	263,010
5,456	Gjensidige Forsikring ASA	97,840
1,578	Hannover Rueck SE	142,158
20,323	Insurance Australia Group Ltd.	111,945
10,988	Liberty Holdings Ltd.	134,309
44,593	MMI Holdings Ltd.	110,062
10,013	Progressive Corp.	253,930
762	Powszechny Zaklad Ubezpieczen SA	111,332
4,210	SCOR SE	144,768
17,297	Standard Life PLC	110,670
1,679	Swiss Re AG *	149,366
550	Zurich Insurance Group AG *	165,763
		2,986,511
	INTERNET - 0.3%
7,581	Symantec Corp.	173,604

	INVESTMENT COMPANIES - 0.5%
18,872	Ares Capital Corp.	337,054

	IRON/STEEL - 1.0%
5,086	CAP SA	71,702
16,200	Cia Siderurgica Nacional SA	69,249
77,361	Eregli Demir ve Celik Fabrikalari TAS	138,236
13,020	Fortescue Metals Group Ltd.	53,420
2,796	Kumba Iron Ore Ltd.	89,121
4,275	Nucor Corp.	210,543
		632,271
	LEISURE TIME - 0.3%
4,591	Carnival Corp.	172,851

	LODGING - 0.8%
52,300	Genting Berhad	162,715
3,346	InterContinental Hotels Group PLC	138,546
24,000	SJM Holdings Ltd.	60,137
720	Wynn Resorts Ltd.	149,443
		510,841
	MACHINERY-CONSTRUCTION & MINING - 0.1%
119,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. *	74,072

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	MACHINERY-DIVERSIFIED - 0.3%
2,638	Alstom S.A. *	$ 96,147
2,472	Kone OYJ	103,142
		199,289
	MEDIA - 0.7%
49,200	BEC World Public Company Ltd.	73,923
5,893	Gannett, Inc.	184,510
1,478	ProSiebenSat.1 Media AG	65,826
5,400	Shaw Communications, Inc. - Cl. B	138,724
		462,983
	MINING - 1.7%
5,496	Antofagasta PLC	71,721
3,523	BHP Billiton Ltd.	119,292
323,000	China Molybdenum Co., Ltd.	165,453
5,451	Freeport-McMoRan, Inc.	198,962
2,945	Industrias Penoles SAB de CV	73,726
72,000	Jiangxi Copper Co. Ltd.	113,895
2,879	KGHM Polska Miedz SA *	117,968
3,574	Orica Ltd.	65,667
3,100	Teck Resources Ltd.	70,896
374,000	Zijin Mining Group Co Ltd.	84,931
		1,082,511
	MISCELLANEOUS MANUFACTURING - 0.7%
9,626	General Electric Co	252,971
3,862	IMI PLC	98,219
5,328	Smiths Group PLC	118,189
		469,379
	OFFICE/BUSINESS EQUIPMENT - 0.2%
3,900	Canon, Inc.	126,882

	OIL & GAS - 6.0%
4,800	ARC Resources Ltd.	146,351
20,950	BP PLC	184,493
7,800	Canadian Oil Sands Co.	176,993
2,559	Chevron Corp.	334,077
136,000	China Petroleum & Chemical Corp.	129,678
4,425	ConocoPhillips	379,355
4,428	Diamond Offshore Drilling, Inc.	219,762
72,100	Ecopetrol SA	129,644
3,123	Exxon Mobil Corp.	314,424
34,850	Gazprom Neft OAO	154,041
28,890	Gazprom OAO *	126,391
2,686	HollyFrontier Corp. ^	117,351
3,063	Lukoil OAO	183,157
2,759	Occidental Petroleum Corp.	283,156
136,000	PetroChina Co. Ltd.	171,792
15,000	PTT PLC	147,014
4,309	Statoil ASA	132,345
2,261	Total SA	163,358
4,041	Tupras Turkiye Petrol Rafinerileri AS	94,119
3,908	Woodside Petroleum Ltd.	151,384
		3,738,885
	PACKAGING & CONTAINERS - 0.2%
12,047	Amcor Ltd.	118,513

	PHARMACEUTICALS - 2.8%
3,363	Bristol-Myers Squibb Co.	163,139
3,500	Eisai Co, Ltd.	146,619
4,094	Eli Lilly & Co.	254,524
6,111	Glaxosmithkline PLC	163,464
3,289	Johnson & Johnson	344,095
4,974	Merck & Company, Inc.	287,746
8,827	Pfizer, Inc.	261,985
1,068	Sanofi S.A.	113,421
		1,734,993

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares		Value
	PIPELINES - 1.6%
6,519	Kinder Morgan, Inc.	$ 236,379
2,048	ONEOK, Inc.	139,428
3,900	Pembina Pipeline Corp.	168,026
7,280	Spectra Energy Corp.	309,254
3,700	TransCanada Corp.	176,841
		1,029,928
	REAL ESTATE - 0.2%
72,000	Sino Land Company Ltd.	118,540

	RETAIL - 2.9%
3,691	Coach, Inc.	126,195
3,654	Darden Resturants, Inc. ^	169,071
3,163	Kohls Corp. ^	166,627
2,979	L Brands, Inc.	174,748
3,909	McDonalds Corp.	393,793
3,853	Target Corp. ^	223,281
15,139	Truworths International Ltd.	106,744
4,541	Wal Mart Stores, Inc. ^	340,893
3,570	Wesfarmers Ltd.	140,884
		1,842,236
	SAVINGS & LOANS - 0.4%
14,926	New York Community Bancorp	238,517

	SEMICONDUCTORS - 2.3%
4,667	Analog Devices, Inc.	252,344
8,625	Intel Corp. ^	266,513
2,864	KLA-Tencor Corp.	208,041
6,449	Maxim Integrated Products, Inc.	218,041
4,427	Microchip Technology, Inc. ^	216,082
5,620	Texas Instruments, Inc.	268,580
		1,429,601
	SHIPBUILDING - 0.2%
152,000	Yangzijiang Shipbuilding Holdings Ltd.	131,676

	SOFTWARE - 1.1%
8200	CA, Inc.	235,668
3735	Microsoft Corp.	155,750
6721	Paychex, Inc. ^	279,325
		670,743
	TELECOMMUNICATIONS - 6.1%
12,900	Advanced Info Service PLC	87,468
129,400	Axiata Group Berhad	280,884
4,100	BCE, Inc.	186,224
3,292	Belgacom SA	109,213
16,500	China Mobile Ltd.	160,097
8,356	Cisco Systems, Inc.	207,647
124,900	DiGi.Com Bhd	222,883
9,347	Empresa Nacional de Telecom	114,974
3,425	Eutelsat Communications SA	118,970
2,805	Globe Telecom, Inc.	102,806
41,600	Intouch Holdings PLC	93,916
116,400	Maxis Bhd	244,690
14,900	Mobile Telesystems OJSC	132,162
5,521	MTN Group Ltd.	116,276
2,545	Philippine Long Distance Telephone Co.	174,194
2,500	Rogers Communications, Inc.	100,741
45,000	Singapore Telecommunications Ltd.	138,967
693	SK Telecom Co. Ltd.	161,977
14,304	TDC A/S	147,996
2,068	Telenet Group Holding NV *	117,821
4,489	Telenor ASA	102,234
17,913	TeliaSonera AB	130,679
32,089	Telstra Corp Ltd.	157,688

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Shares			Value
	TELECOMMUNICATIONS (Continued) - 6.1%
34,242	Turk Telekomunikasyon AS		$ 98,803
9,017	Vodacom Group Ltd.		111,446
23,875	Windstream Holdings, Inc. ^		237,794
			3,858,550
	TOYS/GAMES/HOBBIES - 0.3%
4,364	Mattel, Inc. ^		170,065

	TRANSPORTATION - 0.8%
27,362	Aurizon Holdings Ltd.		128,523
402,900	BTS Group Holdings PLC		107,412
3,761	C H Robinson Worldwide, Inc. ^		239,914
			475,849
	WATER - 1.1%
239,200	Aguas Andinas SA		150,697
6,026	American Water Works Co., Inc.		297,986
5,386	Suez Environnement Co.		103,072
10,760	United Utilities Group PLC		162,313
			714,068

	TOTAL COMMON STOCK (Cost - $49,393,819)		50,817,358

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUND - 13.0%
8,197,711	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		8,197,711
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,197,711)

	COLLATERAL FOR SECURITIES LOANED - 5.1%
3,233,421	Mount Vernon Securities Lending Prime Portfolio, 0.19%		3,233,421
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,233,421)

	TOTAL INVESTMENTS - 98.8% (Cost - $60,824,951) (a)		$ 62,248,490
	PUT OPTIONS WRITTEN - (0.2) % (Proceeds - $134,838)		(88,550)
	OTHER ASSETS LESS LIABILITIES - 1.4%		878,982
	NET ASSETS - 100.0%		$ 63,038,922

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.2) %
161	S & P 500 Index		88,550
	Expiration July 2014, Exercise Price $1,940
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $134,838)

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
^ All or a portion of this security is on loan. The market value of the loaned security is $3,114,605.
LLC - Limited liability company.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding options on futures written) is $60,944,888 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,939,082
	Unrealized depreciation		(635,480)
	Net unrealized appreciation		$ 1,303,602

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - 0.3%
	Equity Futures - 0.3%
277	CBOE VIX Future, Jul 2014	$ 3,448,650	$ 382,590
240	Emerging Market Future, Sep 2014	12,488,400	38,400
127	MSCI EAFE Index Mini, Sep 2014	12,502,515	(9,525)
263	S&P E-Mini Future, Sep 2014	25,675,375	(207,945)
	TOTAL SHORT FUTURES CONTRACTS	$ 54,114,940	$ 203,520

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 4.1%
201,138	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 2,011,377
	TOTAL MUTUAL FUNDS (Cost - $2,011,377)
Par Value
	BONDS & NOTES - 38.6%
	BANKS - 16.0%
$ 600,000	Bank of America Corp., 5.45%, 7/15/14	601,297
50,000	Capital One Financial Corp., 1.00%, 11/6/15	50,137
541,000	Capital One Financial Corp., 2.125%, 7/15/14	541,369
1,400,000	Citigroup, Inc., 5.00%, 9/15/14	1,412,396
700,000	Citigroup, Inc., 6.375%, 8/12/14	704,658
590,000	First Horizon National Corp., 5.375%, 12/15/15	624,139
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,018,710
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	550,270
600,000	Morgan Stanley, 4.00%, 7/24/15	621,415
750,000	Morgan Stanley, 4.20%, 11/20/14	761,270
630,000	Morgan Stanley, 6.00%, 4/28/15	659,299
300,000	Santander US Debt SAU, 3.724% 1/20/15 - 144A	304,439
		7,849,399
	DIVERSIFIED FINANCIAL - 5.0%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15	610,749
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15	659,178
500,000	General Electric Capital Corp., 5.375%, 10/20/16	550,881
600,000	Harley-Davidson Funding, 5.75%, 12/15/14 - 144A	614,078
		2,434,886
	GAS - 0.6%
301,000	Atmos Energy Corp., 4.95%, 10/15/14	304,905

	HOME FURNISHINGS - 0.3%
150,000	Whirlpool Corp., 6.5%, 6/15/16	165,962

	INSURANCE - 6.3%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	1,146,079
200,000	CNA Financial Corp., 5.85%, 12/15/14	204,996
180,000	Sirius International Group Ltd., 6.375%, 3/20/17 - 144A	199,076
1,500,000	XL Group PLC, 5.25%, 9/15/14	1,514,796
		3,064,947
	MEDIA - 0.2%
50,000	Viacom, Inc., 2.50%, 12/15/16	51,538

	MUNICIPAL - 2.1%
1,000,000	Routt County School District, 1.40%, 12/1/17	1,004,220

	OIL & GAS - 1.0%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16	150,217
300,000	Transocean, Inc., 5.05%, 12/15/16	325,897
		476,114
	PHARMACEUTICALS - 0.3%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17	168,612

	RETAIL - 0.1%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	58,705

	SAVINGS & LOANS - 0.2%
100,000	Amsouth Bank, 5.20%, 4/1/15	103,160

	TELECOMMUNICATIONS - 4.3%
1,528,000	AT&T, Inc., 2.40%, 8/15/16	1,574,554
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A	50,797
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	150,093
290,000	Motorola Solutions, Inc., 6.00%, 11/15/17	329,281
		2,104,725

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2014

Par Value			Value
	TRUCKING & LEASING - 2.2%
1,100,000	Penske Truck Leasing Co. LP, 2.50%, 7/11/14 - 144A		$ 1,100,488

	TOTAL BONDS & NOTES (Cost - $18,821,256)		18,887,661

	SHORT-TERM INVESTMENTS - 55.8%
	CERTIFICATES OF DEPOSIT - 27.8%
$ 1,600,000	Banco do Brasil Sa NY, 1.36%, 4/7/15		1,599,946
1,000,000	Bank Communications NY, 1.40%, 8/19/14		1,000,000
600,000	China Merchant Bank, 1.18%, 1/26/15		600,000
2,420,000	Corpbanca New York., 1.61%, 10/29/14		2,420,000
2,000,000	Credit Comm De Belg NY, 0.87%, 3/27/15		2,000,000
1,900,000	Fortis Bank, 0.53%, 1/12/15		1,899,986
1,400,000	HSH Nordbank AG, 0.91%, 3/24/15		1,400,000
1,000,000	Itau Unibanco NY, 1.26%, 9/12/14		1,000,000
1,700,000	Shinhan Bank, 0.52%, 8/12/14		1,698,962
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $13,618,894)		13,618,894

	COMMERCIAL PAPER- 12.2%
1,000,000	Axa Financial, 9/5/14		998,625
500,000	Bennington Stark Capital, 7/14/14		499,906
500,000	ENI Finance USA, Inc., 10/20/14		498,890
1,000,000	Ford Motor Credit, 12/1/14		996,685
2,500,000	Intesa Funding LLC, 9/9/14		2,496,111
500,000	JP Morgan Securities LLC, 11/6/14		499,200
	TOTAL COMMERCIAL PAPER (Cost - $5,989,417)		5,989,417

Shares	MONEY MARKET FUND - 15.8%
7,695,942	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *		7,695,942
	(Cost - $7,695,942)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $27,304,253)		27,304,253

	TOTAL INVESTMENTS - 98.5% (Cost - $48,136,886) (a)		$ 48,203,291
	OTHER ASSETS LESS LIABILITIES - 1.5%		731,084
	NET ASSETS - 100.0%		$ 48,934,375

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
LLC - Limited liability company.
LP - Limited partnership.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,136,886 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 67,630
	Unrealized depreciation		(1,225)
	Net unrealized appreciation		$ 66,405

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.2%)
	Fixed Income Futures - (0.2%)
11	2 Year Bond, Sep 2014	$ 2,415,534	$ (687)
27	Canadian 10 Year Bond, Sep 2014	3,445,443	30,274
13	Euro BOBL Future, Sep 2014	2,280,161	11,033
11	Euro-Bund Future, Sep 2014	2,213,662	24,243
15	Euro Schatz, Sep 2014	2,272,230	924
21	Long Gilt Future, Sep 2014	3,947,916	(718)
19	US 10 Year Future, Sep 2014	2,378,268	5,344
20	US 5 YR Note, Sep 2014	2,389,220	781
	TOTAL LONG FUTURES CONTRACTS	$ 21,342,434	$ 71,194

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014

Par Value		Value
	SHORT-TERM INVESTMENTS - 101.9%
	CERTIFICATES OF DEPOSIT - 47.5%
$ 850,000	Agricultural Bank of China, 0.90%, 6/3/15	$ 850,000
950,000	Banco de Brasil SA/New York, 1.36%, 4/7/15	949,968
1,000,000	Bank of New York, 1.40%, 8/19/14	1,000,000
800,000	China Merchants Bank Co. Ltd., 1.18%, 1/26/15	800,000
580,000	Corpbanca/NY, 1.61%, 10/29/14	580,000
800,000	Credit Comm De Belg NY, 0.87%, 3/27/15	800,000
700,000	Fortis Bank, 0.53%, 1/12/15	699,995
800,000	HSH Nordbank AG, 0.91%, 3/24/15	800,000
1,500,000	Itau Unibanco, 1.26%, 9/12/14	1,501,921
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $7,981,884)	7,981,884

	COMMERCIAL PAPER - 54.4%
600,000	Bennington Stark Capital, 7/14/14	599,887
500,000	Campbells Soup Co., 9/22/14	499,539
500,000	ENI Finance USA, Inc., 10/20/14	498,890
950,000	Ford Motor Credit Co., 12/1/14	946,851
850,000	Intesa Funding LLC, 9/9/14	848,678
500,000	JP Morgan Securities LLC., 11/6/14	499,200
500,000	PPL Energy Supply LLC, 7/1/14	500,000
1,200,000	Romulus Funding Corp., 9/2/14	1,198,530
550,000	Santander, 9/8/14	548,577
600,000	Shinhan Bank, 8/12/14	599,633
700,000	Societe Generale, 1/13/15	699,994
850,000	Talisman Energy, Inc., 8/5/14	849,438
850,000	Weatherford International Ltd., 7/10/14	849,820
	TOTAL COMMERCIAL PAPER (Cost - $9,139,037)	9,139,037

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,120,921)	17,120,921

	TOTAL INVESTMENTS - 101.9% (Cost - $17,120,921) (a)	$ 17,120,921
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %	(310,381)
	NET ASSETS - 100.0%	$ 16,810,540

LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,120,921.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 95.1%
	ASSET ALLOCATION FUNDS - 29.6%
1,761,674	Compass EMP Enhanced Fixed Income Fund - Cl. I +	$ 17,458,194
1,418,708	Compass EMP Market Neutral Income Fund - Cl. I +	14,031,019
		31,489,213
	COMMODITY FUNDS - 5.5%
309,632	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I * +	2,972,466
301,725	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I * +	2,962,938
		5,935,404
	EQUITY FUNDS - 60.0%
295,196	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	3,161,546
945,420	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,761,019
684,687	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,818,773
629,905	Compass EMP Long Short Strategies Fund - Cl. I * +	6,973,045
383,953	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	4,380,904
1,019,296	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	14,433,231
762,807	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	10,824,226
249,175	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,560,712
		63,913,456

	TOTAL MUTUAL FUNDS (Cost - $94,687,607)	101,338,073

	SHORT TERM INVESTMENTS - 4.7%
	MONEY MARKET FUND - 4.7%
4,986,248	AIM STIT - Liquid Assets Portfolio, 0.07% **	4,986,248
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,986,248)

	TOTAL INVESTMENTS - 99.8% (Cost - $99,673,855) (a)	$ 106,324,321
	OTHER ASSETS LESS LIABILITIES - 0.2%	167,440
	NET ASSETS - 100.0%	$ 106,491,761

+ Affiliated company.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,686,953 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 6,718,845
	Unrealized depreciation	(81,477)
	Net unrealized appreciation	$ 6,637,368

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 97.2%
	EQUITY FUND - 97.2%
306,761	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	$ 3,285,407
930,168	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,571,287
721,060	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	9,287,251
1,009,251	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	14,291,001
799,228	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	11,341,046
258,288	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	3,690,934
	TOTAL MUTUAL FUNDS (Cost - $47,294,193)	53,466,926

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,408,801	AIM STIT - Liquid Assets Portfolio, 0.07% *	1,408,801
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,408,801)

	TOTAL INVESTMENTS - 99.8% (Cost - $48,702,994) (a)	$ 54,875,727
	OTHER ASSETS LESS LIABILITIES - 0.2%	122,031
	NET ASSETS - 100.0%	$ 54,997,758

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,704,020 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 6,171,707
	Unrealized depreciation	-
	Net unrealized appreciation	$ 6,171,707

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014

Shares		Value
	COMMON STOCK - 30.4%
	ADVERTISING - 0.1%
737	Omnicom Group, Inc.	$ 52,489

	AEROSPACE/DEFENSE - 0.6%
478	B/E Aerospace, Inc. *	44,210
339	Boeing Co.	43,131
541	L-3 Communications Holdings, Inc.	65,326
337	Lockheed Martin Corp.	54,166
460	Northrop Grumman Corp.	55,030
528	Raytheon Co.	48,708
686	Rockwell Collins, Inc.	53,604
516	United Technologies Corp.	59,572
		423,747
	AGRICULTURE - 0.4%
1,804	Altria Group, Inc.	75,660
1,040	Archer-Daniels-Midland Co.	45,874
1,031	Lorillard, Inc.	62,860
741	Philip Morris International, Inc.	62,474
1,172	Reynolds American, Inc.	70,730
		317,598
	AIRLINES - 0.2%
363	Alaska Air Group, Inc.	34,503
833	Delta Air Lines, Inc.	32,254
1,762	Southwest Airlines Co.	47,327
		114,084
	APPAREL - 0.3%
469	Hanesbrands, Inc.	46,168
698	NIKE, Inc.	54,130
270	Polo Ralph Lauren Corp.	43,386
436	Under Armour, Inc. - Cl. A * ^	25,938
797	VF Corp. ^	50,211
		219,833
	AUTO MANUFACTURERS - 0.2%
2,743	Ford Motor Co.	47,289
1,168	General Motors Co.	42,398
522	Oshkosh Truck Corp.	28,987
779	Paccar, Inc.	48,945
		167,619
	AUTO PARTS & EQUIPMENT - 0.4%
1,385	Allison Transmission Holdings	43,074
690	BorgWarner, Inc. ^	44,981
873	Johnson Controls, Inc.	43,589
607	Lear Corp.	54,217
507	TRW Automotive Holdings Corp. * ^	45,387
465	WABCO Holdings, Inc. *	49,671
		280,919
	BANKS - 1.4%
2,719	Bank of America Corp.	41,791
1,507	BB&T Corp.	59,421
687	Capital One Financial Corp.	56,746
1,133	CIT Group, Inc.	51,846
906	Citigroup, Inc.	42,673
907	Comerica, Inc. ^	45,495
1,111	East West Bancorp, Inc.	38,874
2,489	Fifth Third Bancorp	53,140
878	First Republic Bank ^	48,281
304	Goldman Sachs Group, Inc.	50,902
4,536	Huntington Bancshares, Inc.	43,273
2,998	Keycorp	42,961
517	M&T Bank Corp. ^	64,134
1,278	Morgan Stanley	41,318
831	Northern Trust Corp.	53,359
646	PNC Financial Services Group, Inc.	57,526
3,643	Regions Financial Corp.	38,687

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	BANKS (Continued) - 1.4%
289	Signature Bank *	$ 36,466
659	State Street Corp.	44,324
1,195	SunTrust Banks, Inc.	47,872
317	SVB Financial Group *	36,969
1,648	US Bancorp	71,391
1,304	Wells Fargo & Co.	68,540
		1,135,989
	BEVERAGES - 0.6%
647	Brown-Forman Corp. - Cl. B	60,928
1,780	Coca-Cola Co.	75,401
1,158	Coca-Cola Enterprises, Inc.	55,329
532	Constellation Brands, Inc. - Cl. A *	46,885
1,221	Dr. Pepper Snapple Group, Inc.	71,526
175	Keurig Green Mountain, Inc.	21,807
840	Molson Coors Brewing Co. - Cl. B	62,294
534	Monster Beverage Corp. *	37,930
835	Pepsico, Inc.	74,599
		506,699
	BIOTECHNOLOGY - 0.2%
305	Amgen, Inc.	36,103
86	Biogen Idec, Inc. *	27,117
450	Celgene Corp. * ^	38,646
457	Gilead Sciences, Inc. *	37,890
71	Regeneron Pharmaceuticals, Inc. * ^	20,055
		159,811
	BUILDING MATERIALS - 0.0%
752	Fortune Brands Home & Security	30,027

	CHEMICALS - 1.3%
354	Air Products & Chemicals, Inc.	45,531
512	Airgas, Inc.	55,762
819	Albemarle Corp.	58,559
522	Ashland, Inc.	56,762
132	CF Industries Holdings, Inc.	31,750
837	Du Pont (EI) De Nemours & Co.	54,773
513	Ecolab, Inc.	57,117
745	FMC Corp.	53,037
639	International Flavors & Fragrances	66,635
565	LyondellBasell NV	55,172
128	Newmarket Corp.	50,190
268	PPG Industries, Inc.	56,320
533	Praxair, Inc.	70,804
555	Rockwood Holdings, Inc.	42,174
210	Sherwin Williams Co.	43,451
759	Sigma-Aldrich Corp.	77,023
561	The Mosaic Co.	27,741
627	Valspar Corp.	47,771
647	Westlake Chemical Corp.	54,195
		1,004,767
	COMMERCIAL SERVICES - 1.2%
967	ADT Corp.	33,787
145	Alliance Data Systems Corp. * ^	40,781
888	Automatic Data Processing, Inc.	70,401
1,039	Cintas Corp.	66,018
790	Equifax, Inc.	57,307
268	FleetCor Technologies, Inc. *	35,322
551	Gartner Group, Inc. *	38,857
571	Global Payments, Inc.	41,597
1,488	Iron Mountain, Inc.	52,750
480	Manpower, Inc.	40,728
595	MasterCard, Inc. - Cl. A	43,715
506	Moody's Corp. ^	44,356
1,248	Quanta Services, Inc. *	43,156
953	Robert Half International, Inc.	45,496

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 1.2%
1,457	SEI Investments Co.	$ 47,746
1,851	Total System Services, Inc.	58,140
291	Towers Watson & Co.	30,331
300	United Rentals, Inc. * ^	31,419
1,118	Vantiv, Inc. *	37,587
792	Verisk Analytics, Inc. - Cl. A *	47,536
2,212	Western Union Co. ^	38,355
		945,385
	COMPUTERS - 0.8%
346	3D Systems Corp. * ^	20,691
497	Apple, Inc.	46,186
900	Cognizant Technology Solutions Corp. - Cl. A *	44,019
620	Computer Sciences Corp.	39,184
1,816	EMC Corp.	47,833
1,067	Henry Jack & Associates, Inc.	63,412
956	Hewlett Packard Co.	32,198
295	IBM Corp.	53,475
393	IHS, Inc. - Cl. A *	53,318
961	NCR Corp. *	33,721
1,220	NetApp, Inc.	44,554
446	Sandisk Corp.	46,576
1,390	Synopsys, Inc. *	53,960
520	Teradata Corp. *	20,904
397	Western Digital Corp.	36,644
		636,675
	COSMETICS/PERSONAL CARE - 0.3%
1,099	Colgate Palmolive Co.	74,930
741	Estee Lauder Co's., Inc. - Cl. A	55,027
893	Procter & Gamble Co.	70,180
		200,137
	DISTRIBUTION/WHOLESALE - 0.3%
743	Arrow Electronics, Inc. *	44,885
750	Fastenal Co.	37,118
253	Fossil Group, Inc. *	26,444
599	Genuine Parts Co.	52,592
1,069	LKQ Corp. *	28,532
210	WW Grainger, Inc. ^	53,395
		242,966
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
219	Affiliated Managers Group, Inc. *	44,983
551	American Express Co.	52,273
426	Ameriprise Financial, Inc.	51,120
138	Blackrock, Inc.	44,105
703	CBOE Holdings, Inc.	34,595
1,291	Charles Schwab Corp.	34,767
604	CME Group, Inc.	42,854
746	Discover Financial Services	46,237
1,093	Eaton Vance Corp.	41,304
1,550	FNF Group *	50,778
813	Franklin Resources, Inc. ^	47,024
1,076	Invesco Ltd.	40,619
849	LPL Investment Holdings	42,229
1,252	Nasdaq OMX Group	48,352
714	Ocwen Financial Corp. *	26,489
917	Raymond James Financial, Inc.	46,519
4,861	SLM Corp.	40,395
561	T. Rowe Price Group, Inc.	47,354
1,103	TD Ameritrade Holding Corp.	34,579
188	Visa, Inc. ^	39,613
519	Waddell & Reed Financial, Inc.	32,485
		888,674

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	ELECTRIC - 1.5%
1,247	Alliant Corp.	$ 75,893
1,340	American Electric Power, Inc.	74,732
2,331	CMS Energy Corp.	72,611
1,334	Consolidated Edison, Inc.	77,025
924	DTE Energy Co.	71,952
1,084	Duke Energy Corp.	80,422
857	Entergy Corp.	70,351
1,501	ITC Holdings Corp.	54,756
651	NextEra Energy, Inc. ^	66,714
1,546	Northeast Utilities	73,079
1,528	OGE Energy Corp.	59,714
1,145	Pinnacle West Capital Corp.	66,227
1,667	Public Service Enterprise	67,997
1,391	Scana Corp.	74,850
1,725	Southern Co.	78,281
1,532	Wisconsin Energy Corp.	71,881
2,388	Xcel Energy, Inc.	76,965
		1,213,450
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
231	Acuity Brands, Inc. ^	31,936
1,054	Ametek, Inc.	55,103
920	Emerson Electric Co.	61,051
476	Energizer Holdings, Inc.	58,086
417	Hubbell, Inc. - Cl. B	51,354
		257,530
	ELECTRONICS - 0.5%
704	Agilent Technologies, Inc.	40,438
494	Amphenol Corp. - Cl. A	47,592
933	Avnet, Inc.	41,341
833	Flir Systems, Inc.	28,930
1,197	Gentex Corp.	34,821
630	Honeywell International, Inc.	58,559
197	Mettler Toledo International, Inc. *	49,876
467	Thermo Fisher Scientific, Inc.	55,106
710	Trimble Navigation Ltd. *	26,235
415	Waters Corp. *	43,342
		426,240
	ENGINEERING & CONSTRUCTION - 0.1%
741	Jacobs Engineering Group, Inc. *	39,480

	ENVIRONMENTAL CONTROL - 0.3%
1,860	Republic Services, Inc.	70,624
571	Stericycle, Inc. *	67,618
1,319	Waste Connections, Inc.	64,037
		202,279
	FOOD - 1.0%
1,554	Conagra Foods, Inc.	46,123
1,303	General Mills, Inc.	68,460
615	Hershey Foods Corp.	59,883
1,409	Hillshire Brands Co.	87,781
1,152	Hormel Foods Corp.	56,851
499	Ingredion, Inc.	37,445
527	JM Smucker Co.	56,162
1,044	Kraft Foods Group, Inc.	62,588
1,113	Kroger Co.	55,016
885	McCormick & Company, Inc.	63,357
1,451	Mondelez International, Inc. - Cl. A	54,572
852	Safeway, Inc.	29,258
1,359	Sysco Corp.	50,895
953	Tyson Foods, Inc. - Cl. A	35,776
1,175	WhiteWave Foods Co. *	38,035
680	Whole Foods Market, Inc.	26,266
		828,468

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	FOREST PRODUCTS & PAPER - 0.1%
941	International Paper Co.	$ 47,492
1,159	MeadWestvaco Corp.	51,298
		98,790
	GAS - 0.4%
1,466	AGL Resources, Inc.	80,674
1,240	Atmos Energy Corp.	66,216
829	National Fuel Gas Co.	64,911
1,822	NiSource, Inc.	71,677
674	Sempra Energy	70,575
		354,053
	HAND/MACHINE TOOLS - 0.2%
615	Lincoln Electric Holdings	42,976
448	Snap-on, Inc.	53,097
457	Stanley Black & Decker, Inc.	40,134
		136,207
	HEALTHCARE PRODUCTS - 1.0%
864	Baxter International, Inc.	62,467
612	Becton Dickinson & Co.	72,400
1,200	Carefusion Corp. *	53,220
349	Cooper Cos., Inc.	47,300
1,499	Dentsply International, Inc.	70,978
552	Edwards Lifesciences Corp. *	47,384
558	Henry Schein, Inc. *	66,218
438	IDEXX Laboratories, Inc. *	58,504
60	Intuitive Surgical, Inc. *	24,708
1,039	Medtronic, Inc.	66,247
766	Resmed, Inc. ^	38,783
730	St. Jude Medical, Inc.	50,553
832	Stryker Corp.	70,154
600	Varian Medical Systems, Inc. *	49,884
612	Zimmer Holdings, Inc.	63,560
		842,360
	HEALTHCARE SERVICES - 0.7%
612	Aetna, Inc.	49,621
484	Cigna Corp.	44,513
763	Community Health Systems, Inc. *	34,617
474	Covance, Inc. *	40,565
594	DaVita, Inc. *	42,958
810	HCA Holdings, Inc. *	45,668
495	Laboratory Corp. of America Holdings *	50,688
959	MEDNAX, Inc. *	55,766
953	Quest Diagnostics, Inc.	55,932
564	UnitedHealth Group, Inc.	46,107
600	Universal Health Services, Inc. - Cl. B	57,456
498	WellPoint, Inc.	53,590
		577,481
	HOLDING COMPANIES DIVERS - 0.1%
1,687	Leucadia National Corp.	44,233

	HOME BUILDERS - 0.2%
1,098	DR Horton, Inc.	26,989
662	Lennar Corp. - Cl. A	27,791
35	NVR, Inc. *	40,271
1,306	Pulte Corp.	26,329
851	Toll Brothers, Inc. *	31,401
		152,781
	HOME FURNISHINGS - 0.1%
239	Harman International	25,676
203	Whirlpool Corp.	28,262
		53,938

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	HOUSEHOLD PRODUCTS - 0.3%
917	Avery Dennison Corp.	$ 46,996
913	Church & Dwight, Inc.	63,864
820	Clorox Co. ^	74,948
595	Kimberly-Clark Corp.	66,177
		251,985
	HOUSEWARES - 0.1%
1,862	Newell Rubbermaid, Inc.	57,703

	INSURANCE - 1.3%
918	Aflac, Inc.	57,146
966	Allstate Corp.	56,724
1,154	American Financial Group, Inc.	68,732
1,308	Arthur J Gallagher & Co.	60,953
853	Assurant, Inc.	55,914
820	Chubb Corp.	75,579
1,360	Cincinnati Financial Corp.	65,334
2,147	Genworth Financial, Inc. - Cl. A *	37,358
694	Lincoln National Corp.	35,699
140	Markel Corp. *	91,790
1,331	Marsh & McLennan Co's., Inc.	68,972
765	Metlife, Inc.	42,503
935	Principal Financial Group, Inc.	47,199
2,313	Progressive Corp.	58,658
801	The Travelers Companies., Inc.	75,350
835	Torchmark Corp.	68,403
1,232	Unumprovident Corp.	42,824
1,652	WR Berkley Corp.	76,505
		1,085,643
	INTERNET - 0.5%
694	EBay, Inc. *	34,742
275	F5 Networks, Inc. *	30,646
277	Facebook, Inc. *	18,639
35	Google, Inc. - Cl. A *	20,463
35	Google, Inc. - Cl. C *	20,135
429	InteractiveCorp.	29,700
1,469	Liberty Interactive Corp. - Cl. A *	43,130
53	Netflix, Inc. *	23,352
31	Priceline Group, Inc. *	37,293
555	Rackspace Hosting, Inc. *	18,681
1,747	Symantec Corp.	40,006
242	TripAdvisor, Inc. *	26,296
1,002	VeriSign, Inc. * ^	48,908
821	Yahoo!, Inc. *	28,841
		420,832
	INVESTMENT COMPANIES - 0.1%
4,334	Ares Capital Corp.	77,405

	IRON/STEEL - 0.1%
996	Nucor Corp.	49,053
660	Reliance Steel & Aluminum	48,649
		97,702
	LEISURE TIME - 0.2%
1,068	Carnival Corp.	40,210
752	Harley Davidson, Inc.	52,527
275	Polaris Industries, Inc.	35,816
		128,553
	LODGING - 0.3%
818	Hyatt Hotels Corp. - Cl. A *	49,882
467	Las Vegas Sands Corp.	35,595
1,025	Marriott International, Inc. ^	65,703
658	Wyndham Worldwide Corp.	49,824
161	Wynn Resorts Ltd.	33,416
		234,420

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	MACHINERY-CONSTRUCTION & MINING - 0.1%
519	Caterpillar, Inc.	$ 56,400
676	Joy Global, Inc. ^	41,628
		98,028
	MACHINERY-DIVERSIFIED - 0.7%
812	AGCO Corp. ^	45,651
319	Cummins, Inc.	49,219
696	Deere & Co.	63,023
497	Flowserve Corp.	36,952
600	Graco, Inc.	46,848
309	Middleby Corp. *	25,560
700	Nordson Corp.	56,133
409	Rockwell Automation, Inc. ^	51,190
403	Roper Industries, Inc.	58,842
632	Wabtec Corp.	52,197
847	Xylem, Inc.	33,100
		518,715
	MEDIA - 0.8%
470	AMC Networks, Inc. - Cl. A *	28,900
639	CBS Corp. - Cl. B	39,707
876	Comcast Corp. - Cl. A ^	47,024
663	DIRECTV *	56,362
524	Discovery Communications, Inc. - Cl. A *	38,923
623	Disney (Walt) Co. ^	53,416
1,344	Gannett, Inc.	42,081
385	Liberty Media Corp. *	52,622
1,061	Nielsen Holdings N.V.	51,363
588	Scripps Networks Interactive	47,710
11,282	Sirius XM Holdings, Inc. *	39,035
277	Time Warner Cable - Cl. A	40,802
822	Time Warner, Inc.	57,746
588	Viacom, Inc. - Cl. B	50,997
		646,688
	METAL FABRICATE - 0.1%
195	Precision Castparts Corp.	49,218
528	Timken Co.	35,820
		85,038
	MINING - 0.1%
1,281	Freeport-McMoRan Copper & Gold	46,757
1,211	Southern Copper Corp. ^	36,778
		83,535
	MISCELLANEOUS MANUFACTURING - 0.9%
476	3M Co.	68,182
691	Carlisle Companies, Inc.	59,854
602	Colfax Corp. *	44,873
743	Danaher Corp.	58,496
1,218	Donaldson Company, Inc.	51,546
618	Dover Corp.	56,207
2,206	General Electric Co.	57,974
789	Illinois Tool Works, Inc.	69,085
683	Pall Corp.	58,321
376	Parker Hannifin Corp.	47,274
458	SPX Corp.	49,560
846	Textron., Inc.	32,393
816	Trinity Industries, Inc.	35,677
		689,442
	OFFICE/BUSINESS EQUIPMENT - 0.1%
3,154	Xerox Corp.	39,236

	OIL & GAS - 1.3%
567	Apache Corp.	57,052
891	Cabot Oil & Gas Corp.	30,419
587	Chevron Corp.	76,633
259	Cimarex Energy Co.	37,156
266	Concho Resources, Inc. *	38,437

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	OIL & GAS (Continued) - 1.3%
1,043	ConocoPhillips	$ 89,416
264	Continental Resources, Inc. * ^	41,723
2,510	Denbury Resources, Inc. ^	46,335
967	Diamond Offshore Drilling, Inc.	47,992
438	EQT Corp.	46,822
719	Exxon Mobil Corp.	72,389
396	Gulfport Energy Corp. *	24,869
441	Helmerich & Payne, Inc. ^	51,205
609	Hess Corp.	60,224
620	HollyFrontier Corp. ^	27,088
1,320	Marathon Oil Corp.	52,694
339	Marathon Petroleum Corp.	26,466
749	Murphy Oil Corp.	49,794
612	Noble Energy, Inc.	47,406
641	Occidental Petroleum Corp.	65,786
501	Phillips 66	40,295
595	Valero Energy Corp.	29,807
		1,060,008
	OIL & GAS SERVICES - 0.4%
717	Baker Hughes, Inc.	53,381
515	Cameron International Corp. *	34,871
802	FMC Technologies, Inc. *	48,978
772	National-Oilwell Varco, Inc.	63,574
525	Oceaneering International, Inc.	41,018
745	Oil States International, Inc. *	47,747
537	Schlumberger Ltd.	63,339
		352,908
	PACKAGING & CONTAINERS - 0.3%
1,086	Ball Corp.	68,070
1,280	Crown Holdings, Inc. *	63,693
476	Packaging Corp. of America	34,029
317	Rock-Tenn Co. - Cl. A	33,472
1,061	Sealed Air Corp.	36,255
		235,519
	PHARMACEUTICALS - 0.9%
370	Allergan, Inc.	62,611
971	Amerisource Bergen Corp.	70,553
761	Bristol-Myers Squibb Co.	36,916
939	Eli Lilly & Co.	58,378
710	Express Scripts Holding Co. *	49,224
760	Johnson & Johnson	79,511
257	McKesson HBOC, Inc.	47,856
467	Mead Johnson Nutrition	43,510
1,137	Merck & Company, Inc.	65,775
688	Mylan, Inc. *	35,473
2,011	Pfizer, Inc.	59,686
890	Quintiles Transnational *	47,428
274	Salix Pharmaceuticals Ltd. * ^	33,800
		690,721
	PIPELINES - 0.2%
1,495	Kinder Morgan, Inc.	54,209
480	ONEOK, Inc.	32,678
1,677	Spectra Energy Corp.	71,239
		158,126
	REAL ESTATE - 0.1%
1,652	CBRE Group, Inc. *	52,930
322	Jones Lang LaSalle, Inc.	40,698
		93,628
	RETAIL - 2.5%
246	Advance Auto Parts, Inc.	33,190
787	Autonation, Inc. *	46,968
105	AutoZone, Inc. *	56,305
590	Bed Bath & Beyond, Inc. *	33,854
1,850	Burger King Worldwide Inc	50,357

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	RETAIL (Continued) - 2.5%
517	Cabela's, Inc. - Cl. A *	$ 32,261
857	CarMax, Inc. * ^	44,573
54	Chipotle Mexican Grill, Inc. *	31,995
872	Coach, Inc.	29,814
1,225	Copart, Inc. *	44,051
538	Costco Wholesale Corp.	61,956
816	CVS Corp.	61,502
817	Darden Restaurants, Inc. ^	37,803
719	Dick's Sporting Goods, Inc.	33,477
707	Dollar General Corp. *	40,554
1,004	Dollar Tree, Inc. *	54,678
946	Dunkin' Brands Group, Inc. ^	43,336
767	Family Dollar Stores, Inc.	50,729
929	Foot Locker, Inc.	47,119
958	Gap, Inc.	39,824
737	Home Depot, Inc.	59,668
735	Kohls Corp. ^	38,720
688	L Brands, Inc.	40,358
838	Lowe's Companies, Inc.	40,216
646	Macy's, Inc.	37,481
888	McDonald's Corp.	89,457
511	MSC Industrial Direct Co. - Cl. A	48,872
855	Nordstrom, Inc.	58,080
201	Nu Skin Enterprises, Inc. - Cl. A	14,866
298	O'Reilly Automotive, Inc. * ^	44,879
225	Panera Bread Co. - Cl. A *	33,712
807	PETsMART, Inc.	48,259
2,962	Rite Aid Corp. *	21,238
713	Ross Stores	47,151
1,288	Sally Beauty Holdings, Inc. *	32,303
567	Starbucks Corp.	43,874
861	Target Corp. ^	49,895
495	Tiffany & Co.	49,624
868	TJX Companies, Inc.	46,134
567	Tractor Supply Co.	34,247
230	Ulta Salon Cosmetics & Fragrance *	21,024
1,005	Urban Outfitters, Inc. *	34,029
1,030	Wal Mart Stores, Inc. ^	77,322
614	Walgreen Co.	45,516
739	Williams Sonoma, Inc.	53,045
544	Yum! Brands, Inc.	44,171
		2,028,487
	SAVINGS & LOANS - 0.1%
5,576	Hudson City Bancorp, Inc.	54,812
3,435	New York Community Bancorp	54,891
		109,703
	SEMICONDUCTORS - 0.8%
1,000	Altera Corp.	34,760
1,071	Analog Devices, Inc.	57,909
303	Cree, Inc. * ^	15,135
271	First Solar, Inc. *	19,257
1,978	Intel Corp. ^	61,120
666	KLA-Tencor Corp.	48,378
708	Lam Research Corp.	47,846
1,261	Linear Technology Corp.	59,355
1,490	Maxim Integrated Products, Inc.	50,377
1,035	Microchip Technology, Inc.	50,518
2,384	NVIDIA Corp.	44,199
717	QUALCOMM, Inc.	56,786
843	Skyworks Solutions, Inc.	39,587
1,259	Texas Instruments, Inc.	60,168
879	Xilinx, Inc.	41,588
		686,983

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	SHIPBUILDING - 0.1%
481	Huntington Ingalls Industries	$ 45,498

	SOFTWARE - 0.9%
1,424	Activision Blizzard, Inc.	31,755
525	Adobe Systems, Inc. *	37,989
440	Akamai Technologies, Inc. *	26,866
519	ANSYS, Inc. *	39,351
713	Autodesk, Inc. *	40,199
1,888	CA, Inc.	54,261
669	Cerner Corp. *	34,507
485	Citrix Systems, Inc. *	30,337
930	Fidelity National Information	50,908
1,075	Fiserv, Inc. *	64,844
883	Microsoft Corp.	36,821
1,087	MSCI, Inc. *	49,839
1,408	Oracle Corp.	57,066
1,543	Paychex, Inc.	64,127
1,114	PTC, Inc. *	43,223
525	Red Hat, Inc. *	29,017
279	Ultimate Software Group, Inc. *	38,549
286	VMware, Inc. - Cl. A * ^	27,689
		757,348
	TELECOMMUNICATIONS - 0.4%
1,590	Amdocs Ltd.	73,665
1,898	Cisco Systems, Inc.	47,165
1,818	Corning, Inc.	39,905
635	Harris Corp.	48,101
1,257	Juniper Networks, Inc. *	30,847
851	Motorola Solutions, Inc.	56,651
5,548	Windstream Corp. ^	55,258
		351,592
	TEXTILES - 0.0%
257	Mohawk Industries, Inc. *	35,553

	TOYS/GAMES/HOBBIES - 0.0%
1,029	Mattel, Inc. ^	40,100

	TRANSPORTATION - 0.7%
843	C H Robinson Worldwide, Inc. ^	53,775
1,695	CSX Corp.	52,223
1,082	Expeditors Int'l of Washington	47,781
320	Fedex Corp.	48,442
488	Genesee & Wyoming, Inc. - Cl. A *	51,240
770	JB Hunt Transport Services, Inc.	56,811
314	Kansas City Southern	33,758
417	Kirby Corp. *	48,847
466	Norfolk Southern Corp.	48,012
875	Old Dominion Freight Line *	55,720
644	Union Pacific Corp.	64,240
		560,849
	TRUCKING & LEASING - 0.0%
143	AMERCO	41,579

	WATER - 0.1%
1,415	American Water Works Co.	69,972

	TOTAL COMMON STOCK (Cost - $23,415,687)	24,388,208

	MUTUAL FUNDS - 51.7%
	ASSET ALLOCATION FUND - 13.4%
1,085,109	Compass EMP Market Neutral Income Fund, Class I +	10,731,726

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

Shares		Value
	MUTUAL FUNDS (Continued) - 51.7%
	COMMODITY FUND - 7.4%
607,403	Compass EMP Commodity Strategies Volatility Weighted Fund, Class I +	$ 5,964,696

	EQUITY FUNDS - 30.3%
549,592	Compass EMP International 500 Enhanced Volatility Weighted Fund, Class I +	6,836,919
798,723	Compass EMP REC Enhanced Volatility Weighted Fund, Class I +	9,113,434
586,574	Compass EMP US 500 Enhanced Volatility Weighted Fund, Class I +	8,305,891
		24,256,244
	FIXED INCOME FUND - 0.6%
45,282	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	452,816

	TOTAL MUTUAL FUNDS (Cost - $38,773,354)	41,405,482

Principal	BONDS & NOTES - 1.5%
	BANKS - 0.7%
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	550,270

	TELECOMMUNICATIONS - 0.8%
600,000	AT&T, Inc., 2.40%, 8/15/16	618,280

	TOTAL BONDS & NOTES (Cost - $1,163,782)	1,168,550

		Value
	SHORT-TERM INVESTMENTS - 15.1%
	CERTIFICATES OF DEPOSIT - 5.1%
500,000	Agricultural Bank of China, 0.90%, 6/3/15	500,000
700,000	Banco do Brasil SA, 1.36%, 4/7/15	699,976
600,000	China Merchants Bank Co. Ltd., 1.18%, 1/26/15	600,000
700,000	Credit Comm De Belg, 0.87%, 3/27/15	700,000
700,000	Fortis Bank, 0.53%, 1/12/15	699,995
400,000	HSH Nordbank AG, 0.91%, 3/24/15	400,000
500,000	Itau Unibanco, 1.26%, 9/12/14	500,836
		4,100,807
	COMMERCIAL PAPER - 3.3%
148,000	American Crystal Sugar,	147,957
600,000	Ford Motor Credit Co., 12/1/14	598,011
700,000	Intesa Funding LLC, 9/9/14	698,911
500,000	Romulus Funding Corp., 6/18/14	499,388
700,000	Shinhan Bank, 8/12/14	699,574
		2,643,841
Shares
	MONEY MARKET FUNDS - 6.7%
5,222,058	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	5,222,058
135,958	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.01% **	135,958
		5,358,016

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,102,664)	12,102,664

	COLLATERAL FOR SECURITIES LOANED - 2.3%
1,829,001	Mount Vernon Securities Lending Prime Portfolio, 0.19%	1,829,001
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,829,001)

	TOTAL INVESTMENTS - 101.0% (Cost - $77,284,488) (a)	$ 80,893,905
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0) %	(825,115)
	NET ASSETS - 100.0%	$ 80,068,790

+ Affiliated company.
^ All or a portion of this security is on loan. The market value of the loaned security is $1,758,862.
* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2014.

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2014 (Continued)

LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is
$59,936,540 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 3,123,539
	Unrealized depreciation		-
	Net unrealized appreciation		$ 3,123,539

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1) %
	Commodity Futures - (0.1) %
9	Cocoa, Sep 2014	$ 281,430	$ 2,434
2	Coffee, Sep 2014	131,325	2,813
4	Copper Future, Sep 2014	320,350	16,725
9	Corn Future. Dec 2014	191,363	(9,375)
6	Cotton, Dec 2014	220,530	(11,267)
3	Crude Oil Future, Aug 2014	316,110	4,880
2	Gasoline RBOB, Aug 2014	255,637	7,132
2	Gold, Aug 2014	264,400	6,090
9	Lean Hogs, Aug 2014	478,170	9,126
12	Live Cattle, Aug 2014	720,360	56,865
8	LME Aluminum, Sep 2014	378,150	18,250
7	LME Zinc Future, Sep 2014	388,500	23,931
2	Natural Gas Future, Aug 2014	89,220	(940)
3	NY Harbor ULSD Futures, Aug 2014	374,888	5,204
1	Silver, Sep 2014	105,300	9,225
3	Soybean Future, Nov 2014	173,588	(9,200)
3	Soybean Meal, Dec 2014	110,220	(9,303)
13	Soybean Oil Future, Dec 2014	305,370	1,586
9	Wheat Future, Sep 2014	259,875	(15,096)
14	World Sugar #11, Oct 2014	282,397	4,748
	TOTAL LONG FUTURES CONTRACTS	$ 5,647,183	$ 113,828

	SHORT FUTURES CONTRACTS - 0.2%
	Equity Futures - 0.2%
55	S&P E-Mini Future, September 2014	5,369,375	(43,725)
	TOTAL SHORT FUTURES CONTRACTS	$ 5,369,375	$ (43,725)

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities
June 30, 2014
	U.S. 500	U.S. Small Cap	International		Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility		500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighted Fund		Weighted Fund	Weighted Fund
ASSETS:
Investments, at cost	$ 46,241,968	$ 20,336,842	$ 34,353,768		$ 19,746,008	$ 31,298,376
Investments, at value	$ 52,608,298	$ 22,025,205	$ 37,040,567		$ 21,035,403	$ 32,773,369
Cash	-	-	14,132		3,904	-
Foreign currency (b)	-	-	33,635		-	-
Receivable for fund shares sold	23,497	17,200	4,895		24,532	7,848
Dividends and interest receivable	49,319	11,524	104,581		35,084	104,647
Receivable for securities sold	-	-	3,004		35,159	-
Receivable for security lending	1,085	685	77		850	598
Deposit with broker for futures contracts	53,626	51,318	219,887		206,241	12,531
Futures variation margin receivable	11,675	6,652	225		-	3,930
Due from advisor	-	-	-		129,616	-
Prepaid expenses and other assets	9,573	10,023	11,462		13,869	12,698
Total Assets	52,757,073	22,122,607	37,432,465		21,484,658	32,915,621

LIABILITIES:
Securities lending collateral	4,407,859	2,418,181	71,208		506,000	4,287,753
Payable for fund shares redeemed	169	5,067	157		10,506	7,726
Payable for securities purchased	-	-	1,123,583		1,352,488	-
Accrued advisory fees	40,616	8,974	70,450		-	12,926
Accrued 12b-1 fees	3,825	6,030	1,769		2,366	2,958
Futures variation margin payable	-	-	-		2,560	-
Accrued expenses and other liabilities	7,671	5,576	15,533		24,467	10,374
Total Liabilities	4,460,140	2,443,828	1,282,700		1,898,387	4,321,737

Net Assets	$ 48,296,933	$ 19,678,779	$ 36,149,765		$ 19,586,271	$ 28,593,884

NET ASSETS CONSIST OF:
Paid in capital	$ 40,267,587	$ 17,176,053	$ 31,662,484		$ 18,520,159	$ 27,288,317
Accumulated net investment income (loss)	6,898	2,222	(84,693)		9,755	-
Accumulated net realized gain (loss) from
investments, foreign currency transactions
and futures contracts	1,644,443	805,489	1,883,972		(216,607)	(173,406)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	6,366,330	1,688,363	2,687,777		1,275,524	1,475,043
Net unrealized appreciation
on futures contracts	11,675	6,652	225		(2,560)	3,930
Net Assets	$ 48,296,933	$ 19,678,779	$ 36,149,765		$ 19,586,271	$ 28,593,884

Class A
Net Assets	$ 20,163,080	$ 7,705,072	$ 13,072,892		$ 9,528,548	$ 12,343,285
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,422,990	540,319	1,015,600		890,803	1,082,003
Net Asset Value and redemption price per share	$ 14.17	$ 14.26	$ 12.87		$ 10.70	$ 11.41
Offering Price Per Share (a)	$ 15.03	$ 15.13	$ 13.66		$ 11.35	$ 12.11

Class C

Net Assets	$ 832,740	$ 1,584,312	$ 140,541		$ 1,601,840	$ 882,794
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	59,248	111,747	10,955		150,749	77,687
Net Asset Value, offering price and
redemption price per share	$ 14.06	$ 14.18	$ 12.83		$ 10.63	$ 11.36

Class I
Net Assets	$ 26,961,909	$ 10,327,106	$ 22,931,709		$ 8,233,673	$ 15,198,688
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,900,138	722,597	1,779,829		769,238	1,332,021
Net Asset Value, offering price and
redemption price per share	$ 14.19	$ 14.29	$ 12.88		$ 10.70	$ 11.41

Class T
Net Assets	$ 339,204	$ 62,289	$ 4,623		$ 222,210	$ 169,117
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	24,010	4,370	359		20,844	14,874
Net Asset Value and redemption price per share	$ 14.13	$ 14.25	$ 12.87	(c)	$ 10.66	$ 11.37
Offering Price Per Share (a)	$ 14.64	$ 14.77	$ 13.34		$ 11.05	$ 11.78

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$ -	$ -	$ 33,402		$ -	$ -
(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2014
					Commodity Strategies	Commodity
	U.S. 500	Long/Short		International 500	Enhanced Volatility	Strategies Volatility
	Enhanced Volatility	Strategies		Enhanced Volatility	Weighted Fund	Weighted Fund
	Weighted Fund	Fund		Weighted Fund	(Consolidated)	(Consolidated)
ASSETS:
Affiliated investments, at cost	$ -	$ -		$ -	$ 452,816	$ 556,773
Unaffiliated investments, at cost	215,241,584	26,584,254		98,463,282	10,338,517	12,685,092
Total investments, at cost	$ 215,241,584	$ 26,584,254		$ 98,463,282	$ 10,791,333	$ 13,241,865
Affiliated investments, at value	$ -	$ -		$ -	$ 452,816	$ 556,773
Unaffiliated investments, at value	235,471,599	27,556,775		104,561,100	10,343,286	12,702,440
Total investments, at value	$ 235,471,599	$ 27,556,775		$ 104,561,100	$ 10,796,102	$ 13,259,213
Cash	-	-		31,344	-	-
Foreign currency (b)	-	-		52,360	-	-
Receivable for securities lending	4,789	573		49	-	-
Receivable for fund shares sold	1,037,502	3,869		189,630	16,568	8,161
Dividends and interest receivable	213,714	25,455		249,370	31,477	56,836
Deposit with broker for futures contracts	532,211	328,883		615,356	487,460	726,683
Futures variation margin receivable	2,888	-		975	113,828	242,778
Prepaid expenses and other assets	35,227	6,119		22,827	7,293	7,589
Total Assets	237,297,930	27,921,674		105,723,011	11,452,728	14,301,260

LIABILITIES:
Securities lending collateral	23,143,099	1,829,001		201,179	-	55,160
Payable for securities purchased	-	-		5,750,820	-	-
Payable for fund shares redeemed	119,165	-		26,881	2,249	5
Accrued advisory fees	209,649	30,832		116,240	3,062	12,610
Accrued 12b-1 fees	44,543	816		11,591	-	436
Futures variation margin payable	-	43,725		-	-	-
Accrued expenses and other liabilities	23,012	6,606		23,269	3,783	4,135
Total Liabilities	23,539,468	1,910,980		6,129,980	9,094	72,346

Net Assets	$ 213,758,462	$ 26,010,694		$ 99,593,031	$ 11,443,634	$ 14,228,914

NET ASSETS CONSIST OF:
Paid in capital	$ 189,500,531	$ 25,074,005		$ 89,911,309	$ 11,383,703	$ 13,541,894
Accumulated net investment income (loss)	23,643	(59,714)		(189,499)	(153,407)	(72,002)
Accumulated net realized gain (loss) from
investments, foreign currency transactions
and futures contracts	4,001,385	67,607		3,770,358	94,741	498,896
Net unrealized appreciation on
investments and foreign currency translations	20,230,015	972,521		6,099,888	4,769	17,348
Net unrealized appreciation (depreciation)
on futures contracts	2,888	(43,725)		975	113,828	242,778
Net Assets	$ 213,758,462	$ 26,010,694		$ 99,593,031	$ 11,443,634	$ 14,228,914

Class A
Net Assets	$ 77,211,736	$ 3,658,311		$ 32,139,362	$ 1,845,424	$ 3,987,268
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	5,451,232	331,983		2,584,511	193,236	407,623
Net Asset Value and redemption price per share	$ 14.16	$ 11.02		$ 12.44	$ 9.55	$ 9.78
Offering Price Per Share (a)	$ 15.02	$ 11.69		$ 13.20	$ 10.13	$ 10.38

Class C

Net Assets	$ 33,463,835	$ 30,434		$ 6,254,936	$ 56,648	$ 186,356
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,382,141	2,806		505,957	6,008	19,285
Net Asset Value, offering price and
redemption price per share	$ 14.05	$ 10.85		$ 12.36	$ 9.43	$ 9.66

Class I

Net Assets	$ 92,699,245	$ 22,309,632		$ 57,920,413	$ 9,452,364	$ 10,034,912
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	6,544,415	2,015,158		4,654,378	984,895	1,021,394
Net Asset Value, offering price and
redemption price per share	$ 14.16	$ 11.07		$ 12.44	$ 9.60	$ 9.82

Class T

Net Assets	$ 10,383,646	$ 12,317		$ 3,278,320	$ 89,198	$ 20,378
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	735,233	1,121		264,163	9,382	2,091
Net Asset Value, offering price and
redemption price per share	$ 14.12	$ 10.98	(c)	$ 12.41	$ 9.51	$ 9.74	(c)
Offering Price Per Share (a)	$ 14.63	$ 11.38		$ 12.86	$ 9.85	$ 10.09

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b)	Cost of Foreign Currency	$ -	$ -	$ 52,185	$ -	$ -
(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2014
	Market Neutral	Enhanced	Ultra Short-Term
	Income	Fixed Income	Fixed Income
	Fund	Fund	Fund
ASSETS:
Affiliated investments, at cost	$ -	$ 2,011,377	$ -
Unaffiliated investments, at cost	60,824,951	46,125,509	17,120,921
Total investments, at cost	$ 60,824,951	$ 48,136,886	$ 17,120,921
Affiliated investments, at value	$ -	$ 2,011,377	$ -
Unaffiliated investments, at value	62,248,490	46,191,914	17,120,921
Total investments, at value	$ 62,248,490	$ 48,203,291	$ 17,120,921
Cash	3,766	-	-
Receivable for fund shares sold	60,077	27,912	92,000
Receivable for securities lending	1,386	-	-
Dividends and interest receivable	156,881	273,512	37,482
Due from advisor	-	-	6,747
Deposit with broker for futures contracts	3,716,406	401,146	-
Futures variation margin receivable	203,520	71,194	-
Prepaid expenses and other assets	21,962	7,939	5,194
Total Assets	66,412,488	48,984,994	17,262,344

LIABILITIES:
Options on futures written, premiums	134,838	-	-
Options on futures written, at value	88,550	-	-
Due to custodian	-	-	293,299
Securities lending collateral	3,233,421	-	-
Payable for fund shares redeemed	-	7,365	150,883
Distributions payable	-	-	2,616
Accrued advisory fees	40,391	33,362	-
Accrued 12b-1 fees	4,673	1,771	1,034
Accrued expenses and other liabilities	6,531	8,121	3,972
Total Liabilities	3,373,566	50,619	451,804

Net Assets	$ 63,038,922	$ 48,934,375	$ 16,810,540

NET ASSETS CONSIST OF:
Paid in capital	$ 63,050,111	$ 48,892,696	$ 16,810,333
Accumulated net investment income (loss)	(7,401)	127,927	(587)
Accumulated net realized gain (loss) from
investments, options on futures and
futures contracts	(1,677,541)	(206,705)	794
Net unrealized appreciation on investments,
foreign currency translations and options on
futures	1,470,233	49,263	-
Net unrealized appreciation
on futures contracts	203,520	71,194	-
Net Assets	$ 63,038,922	$ 48,934,375	$ 16,810,540

Class A
Net Assets	$ 28,924,360	$ 30,145,059	$ 5,964,510
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,938,329	3,044,460	596,467
Net Asset Value and redemption price per share	$ 9.84	$ 9.90	$ 10.00
Offering Price Per Share (a)	$ 10.44	$ 10.50	$ 10.10

Class C
Net Assets	$ 267,003	$ 404,219	$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	27,409	41,240	-
Net Asset Value, offering and redemption price
per share	$ 9.74	$ 9.80	$ -

Class I
Net Assets	$ 33,772,945	$ 18,139,048	$ 10,846,030
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	3,416,268	1,830,297	1,084,569
Net Asset Value, offering price and
redemption price per share	$ 9.89	$ 9.91	$ 10.00

Class T
Net Assets	$ 74,614	$ 246,049	$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	7,607	24,913	-
Net Asset Value and redemption price per share	$ 9.81	$ 9.88	$ -
Offering Price Per Share (a)	$ 10.17	$ 10.24	$ -

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively with the exception of Ultra Short-Term Fixed Income Fund which has a maximum front-end sales charge (load) of 1.00%

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2014
			Alternative
	Multi-Asset	Multi-Asset	Strategies Fund
	Balanced Fund	Growth Fund	(Consolidated)
ASSETS:
Affiliated investments, at cost	$ 94,687,607	$ 47,294,193	$ 38,773,354
Unaffiliated investments, at cost	4,986,248	1,408,801	38,511,134
Total investments, at cost	$ 99,673,855	$ 48,702,994	$ 77,284,488
Affiliated investments, at value	$ 101,338,073	$ 53,466,926	$ 41,405,482
Unaffiliated investments, at value	4,986,248	1,408,801	39,488,423
Total investments, at value	$ 106,324,321	$ 54,875,727	$ 80,893,905
Cash	13,741	-	-
Receivable for fund shares sold	-	-	26,382
Receivable for securities sold	53,538	16,353	-
Dividends and interest receivable	293,105	200,584	206,136
Receivable from administrator	224,411	-	-
Deposit with broker for futures contracts	-	-	816,343
Futures variation margin receivable	-	-	70,103
Receivable for security lending	-	-	573
Prepaid expenses and other assets	25,669	17,696	38,425
Total Assets	106,934,785	55,110,360	82,051,867

LIABILITIES:
Securities lending collateral	-	-	1,829,001
Payable for fund shares redeemed	153,119	76,551	51,600
Fees payable to other affiliates	-	-	4,014
Due to manager	9,534	7,040	45,431
Accrued 12b-1 fees	33,750	16,770	20,881
Accrued expenses and other liabilities	246,621	12,241	32,150
Total Liabilities	443,024	112,602	1,983,077

Net Assets	$ 106,491,761	$ 54,997,758	$ 80,068,790

NET ASSETS CONSIST OF:
Paid in capital	$ 99,854,393	$ 48,389,191	$ 65,503,715
Accumulated net investment income (loss)	-	-	(210,183)
Accumulated net realized gain (loss) from
investments and futures contracts	(13,098)	435,834	(5,242,910)
Net unrealized appreciation on investments and
foreign currency translations	6,650,466	6,172,733	3,012,785
Net unrealized appreciation
on futures contracts	-	-	70,103
Net assets - controlling interest	106,491,761	54,997,758	63,133,510
Non-controlling interest	-	-	16,935,280
Net Assets	$ 106,491,761	$ 54,997,758	$ 80,068,790

Class A - Controlling Interest
Net Assets	$ 82,533,905	$ 44,095,202	$ 51,003,131
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	6,631,740	3,517,495	4,819,758
Net Asset Value and redemption price per share	$ 12.45	$ 12.54	$ 10.58
Offering Price Per Share (a)	$ 13.21	$ 13.31	$ 11.23

Class C - Controlling Interest

Net Assets	$ 14,558,704	$ 6,912,755	$ 9,581,296
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,195,589	569,168	933,317
Net Asset Value, offering and redemption price
per share	$ 12.18	$ 12.15	$ 10.27

Class T - Controlling Interest
Net Assets	$ 9,399,152	$ 3,989,801	$ 2,549,083
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	758,362	322,212	243,429
Net Asset Value and redemption price per share	$ 12.39	$ 12.38	$ 10.47
Offering Price Per Share (a)	$ 12.84	$ 12.83	$ 10.85

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations
For the Year Ended June 30, 2014

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility Weighted	500 Volatility	500 Volatility	500 Volatility	Volatility
	Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
Investment Income:
Dividend income	$ 748,898	$ 240,943	$ 831,233	$ 339,934	$ 387,539
Interest income	355	203	1,235	765	6,887
Securities lending income	10,641	14,643	927	4,045	3,989
Less: foreign dividend tax withheld	(334)	-	(75,313)	(35,055)	-
Total Investment Income	759,560	255,789	758,082	309,689	398,415

Expenses:
Investment advisory fees	349,495	137,707	307,710	152,583	214,053
12b-1 Fees:
Class A	42,072	13,446	28,344	17,924	22,030
Class C	3,764	9,543	700	8,976	5,824
Class T	934	203	24	416	358
Administration fees	42,564	24,411	84,672	70,316	16,755
Registration fees	15,864	12,998	11,398	15,598	16,830
Professional fees	11,405	11,524	11,464	11,274	15,745
Printing expenses	7,241	15,068	5,666	14,912	3,565
Custody fees	6,488	2,807	73,425	181,700	2,773
Compliance officer fees	4,311	1,599	3,211	1,436	2,065
Trustees' fees	3,999	3,999	3,999	3,999	3,999
Non 12b-1 shareholder servicing fees	3,993	2,193	4,493	1,893	10,993
Insurance expenses	1,852	683	1,588	640	707
Miscellaneous expenses	4,467	3,001	3,467	3,001	3,000
Total Expenses	498,449	239,182	540,161	484,668	318,697
Less: Fees waived and expenses reimbursed
by Advisor	(60,111)	(62,236)	(156,294)	(282,199)	(55,433)
Net Expenses	438,338	176,946	383,867	202,469	263,264

Net Investment Income	321,222	78,843	374,215	107,220	135,151

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	1,922,962	1,425,917	2,548,476	(205,371)	36,609
Net realized gain (loss) on futures contracts	35,959	22,646	135,157	(13,569)	12,026
Net change in unrealized appreciation /
(depreciation) on investments and foreign
currency translations	5,259,170	1,225,357	2,382,119	1,570,977	1,447,755
Net change in unrealized appreciation /
(depreciation) on futures contracts	12,397	4,322	2,535	(3,320)	2,250
Net Realized and Unrealized
Gain on Investments	7,230,488	2,678,242	5,068,287	1,348,717	1,498,640

Net Increase in
Net Assets Resulting
From Operations	$ 7,551,710	$ 2,757,085	$ 5,442,502	$ 1,455,937	$ 1,633,791

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2014

				Commodity Strategies	Commodity Strategies
	U.S. 500	Long/Short	International 500	Enhanced Volatility	Volatility
	Enhanced Volatility	Strategies	Enhanced Volatility	Weighted Fund	Weighted Fund
	Weighted Fund	Fund	Weighted Fund	(Consolidated)	(Consolidated)
Investment Income:
Dividend income from unaffiliated investments	$ 2,404,579	$ 110,607	$ 1,855,061	$ -	$ -
Dividend income from affiliated investments	-	1,518	-	604	2,976
Interest income	2,020	87,936	2,485	98,673	143,445
Securities lending income	33,388	1,943	1,620	-	36
Less: foreign dividend tax withheld	(1,068)	(40)	(171,155)	-	-
Total Investment Income	2,438,919	201,964	1,688,011	99,277	146,457

Expenses:
Investment advisory fees	1,653,898	336,450	820,490	192,873	174,554
12b-1 fees:
Class A	123,269	11,019	59,657	6,110	9,133
Class C	154,368	140	32,092	277	973
Class T	21,816	9	4,820	84	94
Administration fees	107,520	25,945	109,566	14,290	17,746
Registration fees	50,088	8,498	21,398	9,398	13,864
Custody fees	18,482	4,067	123,115	2,202	2,366
Non 12b-1 shareholder servicing fees	16,993	1,952	17,993	1,743	2,473
Printing expenses	16,002	4,649	12,654	6,111	2,339
Compliance officer fees	12,661	3,461	6,259	1,709	2,146
Professional fees	17,422	16,267	13,488	29,148	16,684
Trustees' fees	3,999	3,999	3,999	3,999	3,999
Insurance expenses	3,659	884	2,182	642	700
Miscellaneous expenses	6,433	3,965	4,967	4,933	3,967
Total Expenses	2,206,610	421,305	1,232,680	273,519	251,038
Less: Fees waived
by Advisor	(113,611)	(44,987)	(214,072)	(59,019)	(49,104)
Net Expenses	2,092,999	376,318	1,018,608	214,500	201,934

Net Investment Income (Loss)	345,920	(174,354)	669,403	(115,223)	(55,477)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	4,656,787	(17,388)	4,575,064	(79,704)	(94)
Net realized gain (loss) on futures contracts	431,194	291,040	447,000	254,330	1,000,079
Net change in unrealized appreciation /
on investments and foreign currency
translations	18,595,226	1,043,648	6,080,883	154,488	103,971
Net change in unrealized appreciation /
(depreciation) on futures contracts	3,226	(103,946)	5,290	15,753	663,959
Net Realized and Unrealized
Gain on Investments	23,686,433	1,213,354	11,108,237	344,867	1,767,915

Net Increase in
Net Assets Resulting
From Operations	$ 24,032,353	$ 1,039,000	$ 11,777,640	$ 229,644	$ 1,712,438

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)

	For the Year Ended	For the Year Ended	For the Year Ended	For the Period Ended	For the Year Ended
	June 30, 2014	June 30, 2014	June 30, 2014	June 30, 2014 (a)	November 30, 2013
	Market Neutral	Enhanced	Ultra Short-Term	Multi-Asset	Multi-Asset
	Income	Fixed Income	Fixed Income	Balanced	Balanced
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend income from unaffiliated investments	$ 612,884	$ -	$ -	$ -	$ 1,288,625
Dividend income from affiliated investments	3,651	11,211	-	1,472,657	103,653
Interest income	106,810	553,536	132,293	1,688	53,491
Securities lending income	4,500	256		-	-
Less: foreign dividend tax withheld	(28,616)	-	-	-	-
Total Investment Income	699,229	565,003	132,293	1,474,345	1,445,769

Expenses:
Investment advisory fees	260,127	316,265	64,621	-	376,607
12b-1 fees:
Class A	31,309	104,327	16,197	114,058	206,015
Class C	1,669	3,193	-	87,642	198,051
Class T	245	737	-	28,493	60,342
Administration fees	31,352	53,007	13,097	36,634	137,766
Professional fees	21,148	13,027	9,268	9,757	34,509
Registration fees	10,098	12,514	9,432	46,228	55,733
Printing expenses	5,965	5,701	2,045	11,800	28,300
Custody fees	4,111	9,450	1,985	11,923	22,001
Trustees' fees	3,999	3,999	3,999	1,839	4,950
Compliance officer fees	3,580	7,405	1,798	9,862	8,647
Insurance expenses	2,506	6,599	1,116	2,863	3,850
Non 12b-1 shareholder servicing fees	1,480	1,093	1,486	9,720	49,500
Interest/penalty on deficiency dividend	-	-	-	-	224,411
Miscellaneous expenses	5,433	7,900	2,967	-	9,362
Total Expenses	383,022	545,217	128,011	370,819	1,420,044
Less: Fees reimbursed by administrator	-	-	-	-	(224,411)
Less: Fees waived and expenses
reimbursed\recouped by Advisor	(43,172)	(55,861)	(71,367)	9,534	39,037
Net Expenses	339,850	489,356	56,644	380,353	1,234,670

Net Investment Income	359,379	75,647	75,649	1,093,992	211,099

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on unaffiliated investments	994,723	7,568	794	-	6,770,512
Net realized gain on affiliated investments	-	-	-	436,708	140,481
Net realized gain from options on futures	641,032	-	-	-	-
Net realized gain (loss) from futures contracts	(2,895,266)	114,697	-	-	615,634
Net realized loss - other (b)	-	-	-	-	(67,768)
Distributions of realized gains from affiliated
underlying investment companies	-	-	-	4,298	-
Net change in unrealized appreciation
(depreciation) on unaffiliated investments
and foreign exchange contracts	1,523,001	124,667	-	-	(2,667,559)
Net change in unrealized appreciation on
affiliated investments	-	-	-	3,485,078	3,165,388
Net change in unrealized appreciation
from options on futures	46,288	-	-		-
Net change in unrealized appreciation
(depreciation) on futures contracts	163,017	891,013	-		(260,744)
Net Realized and Unrealized
Gain on Investments	472,795	1,137,945	794	3,926,084	7,695,944

Net Increase in
Net Assets Resulting
From Operations	$ 832,174	$ 1,213,592	$ 76,443	$ 5,020,076	$ 7,907,043

(a) For the period December 1, 2013 through June 30, 2014.
(b) Represents realized loss based on the Funds acceptance of an offer for the outstanding receivable due from MF Global, Inc.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)

	For the Period Ended	For the Year Ended	For the Period Ended	For the Year Ended
	June 30, 2014 (a)	November 30, 2013	June 30, 2014 (a)	November 30, 2013
			Alternative	Alternative
	Multi-Asset	Multi-Asset	Strategies	Strategies
	Growth	Growth	Fund	Fund
	Fund	Fund	(Consolidated)	(Consolidated)
Investment Income:
Dividend income from unaffiliated investments	$ -	$ 900,188	$ 110,677	$ 858,553
Dividend income from affiliated investments	1,278,480	95,501	593,341	35,438
Interest income	547	20,416	87,904	394,540
Securities lending income	-	-	1,829	220
Total Investment Income	1,279,027	1,016,105	793,751	1,288,751

Expenses:
Investment advisory fees	-	307,203	340,095	991,641
12b-1 fees:
Class A	62,647	125,501	88,130	226,087
Class C	35,127	63,037	63,694	185,223
Class T	10,906	17,960	7,303	16,323
Registration fees	39,631	50,733	55,483	70,722
Administration fees	18,171	73,837	44,873	176,304
Custody fees	9,471	12,501	12,890	22,440
Compliance officer fees	5,352	4,147	9,531	12,130
Printing expenses	4,540	17,000	25,969	38,580
Non 12b-1 shareholder servicing fees	2,362	13,796	19,390	106,915
Trustees' fees	1,788	5,000	8,378	10,195
Insurance expenses	1,312	498	3,106	3,523
Professional fees	1,299	23,559	39,397	41,703
Miscellaneous expenses	-	181	3,727	13,729
Total Expenses	192,606	714,953	721,966	1,915,515
Less: Fees waived and expenses reimbursed/recouped
by Advisor	(7,117)	-	(98,092)	(69,975)
Net Expenses	185,489	714,953	623,874	1,845,540

Net Investment Income	1,093,538	301,152	169,877	(556,789)

Realized and Unrealized
Gain (Loss) on Investments:

Net realized gain on unaffiliated investments
and foreign exchange contracts	-	8,434,630	3,327	5,741,260
Net realized gain on affiliated investments	471,611	374,814	495,454	111,354
Net realized gain (loss) on futures contracts	-	(140,905)	1,246,291	(1,638,633)
Net realized loss - other (b)	-	(63,415)	-	(232,079)
Distributions of realized gains from affiliated
underlying investment companies	2,959	-	4,395	-
Net change in unrealized appreciation
(depreciation) on unaffiliated investments
and foreign exchange contracts	-	(1,793,406)	1,001,853	(610,880)
Net change in unrealized appreciation on
affiliated investments	2,390,093	3,782,640	936,031	903,784
Net change in unrealized depreciation from
futures contracts	-	(109,115)	446,781	(16,935)
Net Realized and Unrealized
Gain on Investments	2,864,663	10,485,243	4,134,132	4,257,871

Net Increase in
Net Assets Resulting
From Operations	$ 3,958,201	$ 10,786,395	$ 4,304,009	$ 3,701,082

Net (gain) loss attributable to the non-controlling interest	-	-	(1,194,493)	456,576

Net Increase in Net Assets Resulting
From Operations - Controlling Interest	$ 3,958,201	$ 10,786,395	$ 3,109,516	$ 4,157,658

(a) For the period December 1, 2013 through June 30, 2014.
(b) Represents realized loss based on the Funds acceptance of an offer for the outstanding receivable due from MF Global, Inc.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets

	U.S. 500	U.S. 500	U.S. Small Cap	U.S. Small Cap	International	International
	Volatility	Volatility	500 Volatility	500 Volatility	500 Volatility	500 Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighed Fund	Weighed Fund

	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)
Operations:
Net investment income	$ 321,222	$ 53,629	$ 78,843	$ 13,874	$ 374,215	$ 107,013
Net realized gain on investments, futures
contracts and foreign currency transactions	1,958,921	174,457	1,448,563	117,527	2,683,633	168,424
Net change in unrealized appreciation on
on investments, futures contracts
and foreign currency translations	5,271,567	1,106,438	1,229,679	465,336	2,384,654	303,348
Net increase in net assets
resulting from operations	7,551,710	1,334,524	2,757,085	596,737	5,442,502	578,785

Distributions to Shareholders:
Net investment income
Class A	(231,160)	(53,411)	(241,182)	(14,398)	(453,753)	(107,291)
Class C	(3,172)	(29)	(40,724)	(4)	(1,913)	(177)
Class I	(392,280)	(236)	(433,168)	(1,075)	(831,173)	(103)
Class T	(1,919)	(95)	(1,715)	(5)	(173)	(51)
Net realized gains
Class A	(72,620)	-	(40,745)	-	(51,863)	-
Class C	(1,083)	-	(7,689)	-	(180)	-
Class I	(100,345)	-	(70,088)	-	(87,307)	-
Class T	(538)	-	(303)	-	(22)	-
Total distributions to shareholders	(803,117)	(53,771)	(835,614)	(15,482)	(1,426,384)	(107,622)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,148,526	10,568,269	3,794,251	3,486,061	4,331,470	8,500,188
Class C	975,800	43,226	1,376,676	398,888	139,686	18,983
Class I	27,440,535	1,220,414	10,524,231	1,675,636	24,352,475	9,100
Class T	243,555	64,805	29,143	25,212	-	5,521
Reinvestment of distributions
Class A	246,923	52,951	281,381	14,395	442,131	107,291
Class C	4,182	29	48,159	4	2,093	177
Class I	79,272	236	115,675	1,075	173,633	103
Class T	1,127	95	2,018	5	195	51
Cost of shares redeemed
Class A	(2,922,645)	(260,196)	(1,056,692)	(123,549)	(1,716,326)	(804,215)
Class C	(235,532)	(11,293)	(155,828)	(203,831)	(29,176)	(1,170)
Class I	(5,388,895)	(1,232)	(2,914,808)	(140,421)	(3,866,471)	(1,185)
Class T	(1,347)	(1,218)	(318)	(1,310)	(897)	(1,173)
Net increase in net assets from
share transactions of beneficial interest	28,591,501	11,676,086	12,043,888	5,132,165	23,828,813	7,833,671

Total Increase in Net Assets	35,340,094	12,956,839	13,965,359	5,713,420	27,844,931	8,304,834
Net Assets:
Beginning of period	12,956,839	-	5,713,420	-	8,304,834	-
End of period*	$ 48,296,933	$ 12,956,839	$ 19,678,779	$ 5,713,420	$ 36,149,765	$ 8,304,834
* Includes accumulated net investment
income (loss) at end of period	$ 6,898	$ -	$ 2,222	$ 342	$ (84,693)	$ (24,041)
Share Activity:
Shares Sold
Class A	635,084	1,011,188	277,114	329,689	360,080	822,892
Class C	73,817	3,702	102,977	35,250	11,464	1,730
Class I	2,200,482	104,161	706,591	143,468	2,082,296	834
Class T	18,634	5,480	2,083	2,270	-	511
Shares Reinvested
Class A	18,956	4,809	20,632	1,348	37,113	9,920
Class C	322	2	3,554	-	173	16
Class I	6,064	20	8,471	88	14,535	10
Class T	87	8	148	-	16	5
Shares Redeemed
Class A	(224,450)	(22,598)	(77,842)	(10,622)	(141,963)	(72,442)
Class C	(17,630)	(965)	(11,664)	(18,370)	(2,328)	(100)
Class I	(410,488)	(101)	(213,673)	(12,348)	(317,745)	(101)
Class T	(99)	(100)	(23)	(108)	(73)	(100)
Net increase in shares of
beneficial interest outstanding	2,300,779	1,105,606	818,368	470,665	2,043,568	763,175

(a)	The Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Emerging Market	Emerging Market	REC Enhanced	REC Enhanced	U.S. 500	U.S. 500
	500 Volatility	500 Volatility	Volatility	Volatility	Enhanced Volatility	Enhanced Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund

	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)
Operations:
Net investment income	$ 107,220	$ 26,069	$ 135,151	$ 37,197	$ 345,920	$ 46,499
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	(218,940)	21,590	48,635	143,907	5,087,981	258,253
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	1,567,657	(294,693)	1,450,005	28,968	18,598,452	1,634,451
Net increase (decrease) in net assets
resulting from operations	1,455,937	(247,034)	1,633,791	210,072	24,032,353	1,939,203

Distributions to Shareholders:
Net investment income
Class A	(49,324)	(19,376)	(55,489)	(56,693)	(492,909)	(44,401)
Class C	(4,382)	(760)	-	(3,061)	(95,705)	(213)
Class I	(62,503)	(5,439)	(79,192)	(3,033)	(782,097)	(2,872)
Class T	(816)	(191)	(470)	(259)	(34,419)	(442)
Net realized gains
Class A	-	-	(151,098)	-	(99,499)	-
Class C	-	-	(9,971)	-	(26,720)	-
Class I	-	-	(177,610)	-	(126,327)	-
Class T	-	-	(1,420)	-	(8,021)	-
Return of capital
Class A	-	-	(22,187)	-	-	-
Class C	-	-	(1,601)	-	-	-
Class I	-	-	(27,336)	-	-	-
Class T	-	-	(304)	-	-	-
Total distributions to shareholders	(117,025)	(25,766)	(526,678)	(63,046)	(1,665,697)	(47,928)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,942,485	3,547,801	11,118,800	3,891,852	58,167,296	18,593,469
Class C	1,383,248	227,459	558,009	347,456	29,373,290	2,658,628
Class I	9,317,493	1,161,406	17,474,084	644,341	96,563,649	4,258,754
Class T	199,200	39,502	139,352	22,554	8,559,904	1,064,853
Reinvestment of distributions
Class A	44,808	19,259	228,537	56,654	577,119	44,305
Class C	4,161	760	9,266	2,979	117,169	205
Class I	8,028	4,851	28,672	2,771	228,912	2,825
Class T	815	191	1,723	259	38,569	442
Cost of shares redeemed
Class A	(3,312,496)	(188,122)	(3,034,023)	(745,841)	(10,279,037)	(493,144)
Class C	(92,689)	(1,090)	(61,086)	(2,263)	(1,299,981)	(2,263)
Class I	(2,646,742)	(114,850)	(3,337,097)	(4,992)	(18,556,354)	(54,065)
Class T	(24,198)	(1,121)	(933)	(1,329)	(62,540)	(1,474)
Net increase in net assets from
share transactions of beneficial interest	13,824,113	4,696,046	23,125,304	4,214,441	163,427,996	26,072,535

Total Increase in Net Assets	15,163,025	4,423,246	24,232,417	4,361,467	185,794,652	27,963,810
Net Assets:
Beginning of period	4,423,246	-	4,361,467	-	27,963,810	-
End of period*	$ 19,586,271	$ 4,423,246	$ 28,593,884	$ 4,361,467	$ 213,758,462	$ 27,963,810
* Includes accumulated net investment
income (loss) at end of period	$ 9,755	$ -	$ -	$ -	$ 23,643	$ -
Share Activity:
Shares Sold
Class A	892,514	345,104	1,028,440	372,335	4,478,973	1,747,123
Class C	138,266	21,545	51,379	30,904	2,240,819	229,285
Class I	933,824	109,749	1,582,263	55,992	7,581,379	363,332
Class T	19,521	3,877	12,840	2,047	644,768	92,198
Shares Reinvested
Class A	4,305	1,980	21,088	5,103	44,610	4,133
Class C	399	79	860	265	9,111	18
Class I	769	505	2,629	251	17,557	242
Class T	77	20	159	23	2,989	38
Shares Redeemed
Class A	(335,203)	(17,897)	(279,153)	(65,810)	(780,801)	(42,806)
Class C	(9,440)	(100)	(5,533)	(188)	(96,903)	(189)
Class I	(264,858)	(10,751)	(308,678)	(436)	(1,413,579)	(4,516)
Class T	(2,548)	(103)	(87)	(108)	(4,637)	(123)
Net increase in shares of
beneficial interest outstanding	1,377,626	454,008	2,106,207	400,378	12,724,287	2,388,735

(a)	The Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Long/Short	Long/Short	International 500	International 500
	Strategies	Strategies	Enhanced Volatility	Enhanced Volatility
	Fund	Fund	Weighted Fund	Weighted Fund

	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ (174,354)	$ (31,787)	$ 669,403	$ 123,987
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	273,652	(131,323)	5,022,064	174,563
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	939,702	(10,906)	6,086,173	14,690
Net increase (decrease) in net assets
resulting from operations	1,039,000	(174,016)	11,777,640	313,240

Distributions to Shareholders:
Net investment income
Class A	-	-	(775,591)	(112,802)
Class C	-	-	(90,486)	(3,641)
Class I	-	-	(1,257,140)	(8,309)
Class T	-	-	(37,967)	(479)
Net realized gains
Class A	-	-	(48,251)	-
Class C	-	-	(6,017)	-
Class I	-	-	(66,840)	-
Class T	-	-	(1,635)	-
Total distributions to shareholders	-	-	(2,283,927)	(125,231)

Net proceeds from shares sold
Class A	605,952	6,072,312	19,923,245	11,824,925
Class C	27,067	6,189	5,547,029	443,209
Class I	24,050,477	8,347,641	54,512,960	7,203,058
Class T	10,979	1,000	3,073,613	55,193
Reinvestment of distributions
Class A	-	-	811,063	112,522
Class C	-	-	87,508	3,600
Class I	-	-	232,366	8,211
Class T	-	-	30,025	479
Cost of shares redeemed
Class A	(3,262,177)	(102,869)	(3,970,718)	(373,718)
Class C	(2,699)	(1,088)	(264,316)	(1,122)
Class I	(7,136,176)	(3,470,898)	(9,234,554)	(101,777)
Class T	-	-	(10,294)	(1,198)
Net increase in net assets from
share transactions of beneficial interest	14,293,423	10,852,287	70,737,927	19,173,382

Total Increase in Net Assets	15,332,423	10,678,271	80,231,640	19,361,391

Net Assets:
Beginning of period	10,678,271	-	19,361,391	-
End of period*	$ 26,010,694	$ 10,678,271	$ 99,593,031	$ 19,361,391
* Includes accumulated net investment
loss at end of period	$ (59,714)	$ (27,358)	$ (189,499)	$ (24,438)

Class A	57,091	591,235	1,722,881	1,153,855
Class C	2,563	598	479,259	40,924
Class I	2,231,164	781,453	4,752,337	683,872
Class T	1,021	100	257,380	5,173

Class A	-	-	70,264	10,798
Class C	-	-	7,598	346
Class I	-	-	19,899	788
Class T	-	-	2,533	46

Class A	(306,686)	(9,657)	(338,304)	(34,983)
Class C	(255)	(100)	(22,070)	(100)
Class I	(664,202)	(333,257)	(793,124)	(9,394)
Class T	-	-	(863)	(106)
Net increase in shares of
beneficial interest outstanding	1,320,696	1,030,372	6,157,790	1,851,219

(a)	The Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Commodity Strategy	Commodity Strategy	Commodity	Commodity
	Enhanced Volatility	Enhanced Volatility	Strategies Volatility	Strategies Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
	(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)

	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)
Operations:
Net investment loss	$ (115,223)	$ (40,942)	$ (55,477)	$ (18,806)
Net realized gain (loss) on investments,
options on futures and
futures contracts	174,626	(79,786)	999,985	(500,992)
Net change in unrealized appreciation
(depreciation) on investments, options
on futures and futures contracts	170,241	(51,644)	767,930	(507,804)
Net increase (decrease) in net assets
resulting from operations	229,644	(172,372)	1,712,438	(1,027,602)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	700,157	3,786,267	2,864,053	4,048,793
Class C	42,943	16,180	117,533	80,354
Class I	2,639,630	19,385,784	10,426,235	10,591,211
Class T	89,197	1,000	1,943	20,197
Cost of shares redeemed
Class A	(2,368,925)	(81,050)	(2,559,478)	(300,670)
Class C	(2,635)	(9)	(12,375)	(920)
Class I	(7,252,472)	(5,569,705)	(8,098,643)	(3,632,207)
Class T	-	-	(955)	(993)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(6,152,105)	17,538,467	2,738,313	10,805,765
Total Increase (Decrease) in Net Assets	(5,922,461)	17,366,095	4,450,751	9,778,163
Net Assets:
Beginning of period	17,366,095	-	9,778,163	-
End of period*	$ 11,443,634	$ 17,366,095	$ 14,228,914	$ 9,778,163
* Includes accumulated net investment
loss at end of period	$ (153,407)	$ (38,184)	$ (72,002)	$ (16,525)
Share Activity:
Shares Sold
Class A	74,774	381,866	308,164	406,034
Class C	4,592	1,694	12,282	8,433
Class I	282,813	2,062,255	1,154,985	1,125,002
Class T	9,282	100	203	2,094
Shares Redeemed
Class A	(254,792)	(8,612)	(273,993)	(32,582)
Class C	(277)	(1)	(1,330)	(100)
Class I	(768,447)	(591,726)	(852,418)	(406,175)
Class T	-	-	(98)	(108)
Net increase in shares of
beneficial interest outstanding	(652,055)	1,845,576	347,795	1,102,598

(a)	The Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Market Neutral	Market Neutral	Enhanced	Enhanced	Ultra Short-Term	Ultra Short-Term
	Income	Income	Fixed Income	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund

	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)	June 30, 2014	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ 359,379	$ (16,764)	$ 75,647	$ 49,482	$ 75,649	$ 22,646
Net realized gain (loss) on investments,
options on futures and
futures contracts	(1,259,511)	(433,566)	122,265	(196,622)	794	948
Net change in unrealized appreciation
(depreciation) on investments and
futures contracts	1,732,306	(58,553)	1,015,680	(895,223)	-	-
Net increase (decrease) in net assets
resulting from operations	832,174	(508,883)	1,213,592	(1,042,363)	76,443	23,594

Distributions to Shareholders:
Net Investment Income
Class A	(149,677)	-	(16,943)	(53,014)	(21,590)	(9,067)
Class C	(893)	-	-	(121)	-	-
Class I	(200,514)	-	(63,119)	(3)	(55,440)	(13,733)
Class T	(327)	-	(6)	(105)	-	-
Total distributions to shareholders	$ (351,411)	$ -	$ (80,068)	$ (53,243)	$ (77,030)	$ (22,800)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	24,907,857	12,783,838	24,205,580	40,269,661	4,329,672	5,502,933
Class C	141,975	141,419	118,649	291,396	-	-
Class I	31,455,908	9,651,500	26,316,552	1,500	11,845,054	4,596,095
Class T	40,568	36,147	145,447	106,452	-	-
Reinvestment of distributions
Class A	149,512	-	16,939	53,014	19,955	8,784
Class C	825	-	-	121	-	-
Class I	10,509	-	973	3	27,877	1,856
Class T	327	-	6	105	-	-
Cost of shares redeemed
Class A	(8,013,742)	(878,815)	(31,681,019)	(2,412,275)	(3,545,138)	(351,544)
Class C	(15,570)	(992)	(492)	(995)	-	-
Class I	(7,033,912)	(307,712)	(8,529,227)	-	(5,668,473)	(56,738)
Class T	(1,389)	(1,211)	(4,285)	(1,648)	-	-
Net increase in net assets from
share transactions of beneficial interest	41,642,868	21,424,174	10,589,123	38,307,334	7,008,947	9,701,386
Total Increase in Net Assets	42,123,631	20,915,291	11,722,647	37,211,728	7,008,360	9,702,180
Net Assets:
Beginning of period	20,915,291	-	37,211,728	-	9,802,180	100,000
End of period*	$ 63,038,922	$ 20,915,291	$ 48,934,375	$ 37,211,728	$ 16,810,540	$ 9,802,180
* Includes accumulated net investment
income (loss) at end of period	$ (7,401)	$ (9,792)	$ 127,927	$ -	$ (587)	$ -
Share Activity:
Shares Sold
Class A	2,554,645	1,278,704	2,470,997	4,027,940	432,969	550,295
Class C	14,810	14,218	12,163	29,215	-	-
Class I	3,206,934	958,442	2,694,694	150	1,184,505	469,611
Class T	4,213	3,627	14,843	10,660	-	-
Shares Reinvested
Class A	15,227	-	1,733	5,404	1,996	879
Class C	85	-	-	12	-	-
Class I	1,076	-	99	-	2,788	186
Class T	33	-	1	11	-	-
Shares Redeemed
Class A	(822,131)	(88,116)	(3,220,193)	(241,421)	(354,514)	(35,158)
Class C	(1,604)	(100)	(50)	(100)	-	-
Class I	(718,805)	(31,379)	(864,646)	-	(566,847)	(5,674)
Class T	(144)	(122)	(436)	(166)	-	-
Net increase in shares of
beneficial interest outstanding	4,254,339	2,135,274	1,109,205	3,831,705	700,897	980,139

(a)	The Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Multi-Asset	Multi-Asset	Multi Asset	Multi-Asset	Multi-Asset	Multi Asset
	Balanced	Balanced	Balanced	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

	For the Period Ended	For the Year Ended	For the Year Ended	For the Period Ended	For the Year Ended	For the Year Ended
	June 30, 2014 (a)	November 30, 2013	November 30, 2012	June 30, 2014 (a)	November 30, 2013	November 30, 2012
Operations:
Net investment income (loss)	$ 1,093,992	$ 211,099	$ (154,414)	$ 1,093,538	$ 301,152	$ (208,841)
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	436,708	7,458,859	(11,457)	471,611	8,605,124	(2,258,601)
Distributions of realized gains from
from underlying investment companies	4,298	-	-	2,959	-	-
Net change in unrealized appreciation
on investments, futures
contracts and foreign currency
translations	3,485,078	237,085	2,368,833	2,390,093	1,880,119	848,266

Net increase (decrease) in net assets	5,020,076	7,907,043	2,202,962	3,958,201	10,786,395	(1,619,176)
resulting from operations

Distributions to Shareholders:
Net Investment Income
Class A	-	(2,672,969)	(419,454)	(1,085,730)	-	-
Class C	-	(735,234)	(117,428)	(104,872)	-	-
Class T	-	(410,692)	(74,029)	(85,965)	-	-
Net realized gains
Class A	(5,092,004)	(1,104,099)	-	(5,990,425)	-	-
Class C	(1,107,628)	(53,046)	-	(823,835)	-	-
Class T	(680,225)	(68,228)	-	(514,682)	-	-
Total distributions to shareholders	$ (6,879,857)	$ (5,044,268)	$ (610,911)	$ (8,605,509)	$ -	$ -
Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,876,849	62,488,448	38,029,289	3,657,935	31,589,743	18,840,397
Class C	927,874	1,760,046	13,379,726	1,571,681	830,245	2,812,264
Class T	628,912	1,051,841	4,028,685	750,897	974,678	1,227,532
Reinvestment of distributions
Class A	4,945,163	3,681,304	394,977	6,984,467	-	-
Class C	996,710	716,908	110,750	871,195	-	-
Class T	667,561	471,375	71,948	493,374	-	-
Cost of shares redeemed
Class A	(9,266,148)	(78,333,920)	(28,254,100)	(9,404,114)	(42,871,637)	(22,868,856)
Class C	(3,367,558)	(11,312,524)	(10,199,753)	(822,814)	(3,634,346)	(2,478,735)
Class T	(2,175,298)	(4,955,658)	(4,207,989)	(537,787)	(1,565,679)	(1,106,352)
Redemption Fees
Class A	-	-	1,375	-	-	1,237
Class C	-	-	1,441	-	-	84
Class T	-	-	480	-	-	47
Net increase (decrease) in net assets from
share transactions of beneficial interest	4,234,065	(24,432,180)	13,356,829	3,564,834	(14,676,996)	(3,572,382)

Total Increase (Decrease) in Net Assets	2,374,284	(21,569,405)	14,948,880	(1,082,474)	(3,890,601)	(5,191,558)

Net Assets:
Beginning of period	104,117,477	125,686,882	110,738,002	56,080,232	59,970,833	65,162,391
End of period*	$ 106,491,761	$ 104,117,477	$ 125,686,882	$ 54,997,758	$ 56,080,232	$ 59,970,833
* Includes accumulated net investment
income (loss) at end of period	$ -	$ -		$ -	$ 15,147	$ (274,825)
Share Activity:
Shares Sold
Class A	902,220	5,004,205	3,097,899	303,139	2,356,396	1,579,525
Class C	77,565	146,022	1,105,844	134,312	66,379	239,834
Class T	52,377	86,150	330,327	63,394	77,757	102,949
Shares Reinvested
Class A	422,303	304,336	32,535	610,530
Class C	86,670	60,133	9,221	78,274
Class T	57,154	39,076	5,951	43,584
Shares Redeemed
Class A	(766,908)	(6,294,256)	(2,298,905)	(739,519)	(3,212,939)	(1,905,358)
Class C	(285,215)	(937,191)	(842,495)	(70,579)	(295,636)	(213,359)
Class T	(179,989)	(403,323)	(344,058)	(45,441)	(122,678)	(94,175)
Net increase (decrease) in shares of
beneficial interest outstanding	366,177	(1,994,848)	1,096,319	377,694	(1,130,721)	(290,584)

(a)	Represents the period December 1, 2013 to June 30, 2014.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Alternative	Alternative	Alternative
	Strategies	Strategies	Strategies
	Fund	Fund	Fund

	For the Period Ended	For the Year Ended	For the Year Ended
	June 30, 2014 (a)	November 30, 2013	November 30, 2012
Operations:
Net investment income (loss)	$ 169,877	$ (556,789)	$ (1,809,405)
Net realized gain (loss) on investments and
futures contracts	1,745,072	3,981,902	(11,502,882)
Distributions of realized gains from
from underlying investment companies	4,395	-	-
Net change in unrealized appreciation
(depreciation) on investments and futures contracts	2,384,665	275,969	(243,024)
Net (gain) loss attributable to the non-controlling interest	(1,194,493)	456,576	-
Net increase (decrease) in net assets
resulting from operations	3,109,516	4,157,658	(13,555,311)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,572,975	9,971,959	81,457,343
Class C	329,463	754,433	13,413,426
Class T	184,733	291,516	2,528,267
Cost of shares redeemed
Class A	(14,191,626)	(73,271,483)	(138,708,898)
Class C	(4,117,702)	(12,765,923)	(10,954,355)
Class T	(336,471)	(1,733,038)	(1,498,016)
Redemption Fees
Class A	-	-	9,406
Class C	-	-	70
Class T	-	-	579
Net decrease in net assets from
share transactions of beneficial interest - Controlling Interest	(14,558,628)	(76,752,536)	(53,752,178)

Share Transactions of Beneficial Interest - Non-controlling Interest
Non-Controlling interest on dates of initial consolidation	$ -	$ 18,857,566	$ -
Non-Controlling interest on dates of deconsolidation	(8,799,112)	-	-
Proceeds from shares sold	2,820,603	19,649,905	-
Cost of shares redeemed	(2,643,745)	(13,687,854)	-
Net gain (loss) attributable to non-controlling interest	1,194,493	(456,576)	-
Net increase (decrease) in net assets from share transactions
of beneficial interest - Non-controlling Interest	(7,427,761)	24,363,041	-

Total Decrease in Net Assets	(18,876,873)	(48,231,837)	(67,307,489)

Net Assets:
Beginning of period	98,945,663	147,177,500	214,484,989
End of period*	$ 80,068,790	$ 98,945,663	$ 147,177,500
* Includes accumulated net investment
income (loss) at end of period	$ (210,183)	$ (703,129)	$ (1,931,295)
Share Activity:
Shares Sold
Class A	351,172	1,010,005	8,029,750
Class C	33,250	78,179	1,334,464
Class T	17,915	29,697	250,509
Shares Reinvested
Class A	-	-	-
Class C	-	-	-
Class T	-	-	-
Shares Redeemed
Class A	(1,395,626)	(7,415,927)	(13,986,678)
Class C	(415,981)	(1,320,389)	(1,125,043)
Class T	(33,442)	(177,222)	(149,958)
Net decrease in shares of
beneficial interest outstanding	(1,442,712)	(7,795,657)	(5,646,956)

(a) Represents the period December 1, 2013 to June 30, 2014.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.72	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.06
Net realized and unrealized gain on investments	2.59	1.72
Total from investment operations	2.67	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.22)	(0.06)

Net asset value, end of period	$ 14.17	$ 11.72

Total return (3)	23.00%	17.86%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,163	$ 11,641
Ratios to average net assets
Expenses, before waiver/reimbursement	1.34%	1.63%	(5)
Expenses, net waiver/reimbursement	1.20%	1.20%	(5)
Net investment income, before waiver/reimbursement	0.51%	0.49%	(5)
Net investment income, net waiver/reimbursement	0.65%	0.92%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.68	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.01
Net realized and unrealized gain on investments	2.57	1.72
Total from investment operations	2.56	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.05)
From net realized gains on investments	(0.05)	-
Total distributions	(0.18)	(0.05)

Net asset value, end of period	$ 14.06	$ 11.68

Total return (3)	22.13%	17.28%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 833	$ 32
Ratios to average net assets
Expenses, before waiver/reimbursement	2.09%	2.38%	(5)
Expenses, net waiver/reimbursement	1.95%	1.95%	(5)
Net investment loss, before waiver/reimbursement	(0.24)%	(0.30)%	(5)
Net investment income (loss), net waiver/reimbursement	(0.10)%	0.13%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.73	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.07
Net realized and unrealized gain on investments	2.59	1.73
Total from investment operations	2.71	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.07)
From net realized gains on investments	(0.05)	-
Total distributions	(0.25)	(0.07)

Net asset value, end of period	$ 14.19	$ 11.73

Total return (3)	23.36%	18.07%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 26,962	$ 1,221
Ratios to average net assets
Expenses, before waiver/reimbursement	1.09%	1.38%	(5)
Expenses, net waiver/reimbursement	0.95%	0.95%	(5)
Net investment income, before waiver/reimbursement	0.76%	0.53%	(5)
Net investment income, net waiver/reimbursement	0.90%	0.96%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.70	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.05	0.05
Net realized and unrealized gain on investments	2.58	1.71
Total from investment operations	2.63	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.20)	(0.06)

Net asset value, end of period	$ 14.13	$ 11.70

Total return (3)	22.71%	17.67%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 339	$ 63
Ratios to average net assets
Expenses, before waiver/reimbursement	1.59%	1.88%	(5)
Expenses, net waiver/reimbursement	1.45%	1.45%	(5)
Net investment income, before waiver/reimbursement	0.25%	0.25%	(5)
Net investment income, net waiver/reimbursement	0.39%	0.68%	(5)
Portfolio turnover rate	34.08%	14.88%	(4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.14	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.05
Net realized and unrealized gain on investments	2.80	2.15
Total from investment operations	2.86	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.74)	(0.06)

Net asset value, end of period	$ 14.26	$ 12.14

Total return (3)	23.88%	22.04%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,705	$ 3,889
Ratios to average net assets
Expenses, before waiver/reimbursement	1.65%	2.20%	(5)
Expenses, net waiver/reimbursement	1.25%	1.25%	(5)
Net investment income (loss), before waiver/reimbursement	0.01%	(0.22)%	(5)
Net investment income, net waiver/reimbursement	0.41%	0.73%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.09	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.04)
Net realized and unrealized gain on investments	2.82	2.17
Total from investment operations	2.78	2.13

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.04)
From net realized gains on investments	(0.11)	-
Total distributions	(0.69)	(0.04)

Net asset value, end of period	$ 14.18	$ 12.09

Total return (3)	23.21%	21.36%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,584	$ 204
Ratios to average net assets
Expenses, before waiver/reimbursement	2.40%	2.95%	(5)
Expenses, net waiver/reimbursement	2.00%	2.00%	(5)
Net investment loss, before waiver/reimbursement	(0.74)%	(1.56)%	(5)
Net investment loss, net waiver/reimbursement	(0.34)%	(0.61)%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.15	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.03
Net realized and unrealized gain on investments	2.83	2.18
Total from investment operations	2.92	2.21

LESS DISTRIBUTIONS:
From net investment income	(0.67)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.78)	(0.06)

Net asset value, end of period	$ 14.29	$ 12.15

Total return (3)	24.32%	22.21%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,327	$ 1,594
Ratios to average net assets
Expenses, before waiver/reimbursement	1.40%	1.95%	(5)
Expenses, net waiver/reimbursement	1.00%	1.00%	(5)
Net investment income (loss), before waiver/reimbursement	0.26%	(0.51)%	(5)
Net investment income, net waiver/reimbursement	0.66%	0.44%	(5)
Portfolio turnover rate	69.43%	25.25%	(4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.12	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.02	(0.00)	(3)
Net realized and unrealized gain on investments	2.83	2.17
Total from investment operations	2.85	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.05)
From net realized gains on investments	(0.11)	-
Total distributions	(0.72)	(0.05)

Net asset value, end of period	$ 14.25	$ 12.12

Total return (4)	23.77%	21.78%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 62	$ 26
Ratios to average net assets
Expenses, before waiver/reimbursement	1.90%	2.45%	(6)
Expenses, net waiver/reimbursement	1.50%	1.50%	(6)
Net investment loss, before waiver/reimbursement	(0.24)%	(1.00)%	(6)
Net investment income (loss), net waiver/reimbursement	0.16%	(0.05)%	(6)
Portfolio turnover rate	69.43%	25.25%	(5)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.15
Net realized and unrealized gain on investments	2.38	0.87
Total from investment operations	2.50	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.46)	(0.14)
From net realized gains on investments	(0.05)	-
Total distributions	(0.51)	(0.14)

Net asset value, end of period	$ 12.87	$ 10.88

Total return (3)	23.43%	10.23%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 13,073	$ 8,274
Ratios to average net assets
Expenses, before waiver/reimbursement	1.86%	3.67%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income (loss), before waiver/reimbursement	0.57%	(0.08)%	(5)
Net investment income, net waiver/reimbursement	1.03%	2.19%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.87	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.13	0.22
Net realized and unrealized gain on investments	2.27	0.76
Total from investment operations	2.40	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.39)	(0.11)
From net realized gains on investments	(0.05)	-
Total distributions	(0.44)	(0.11)

Net asset value, end of period	$ 12.83	$ 10.87

Total return (3)	22.49%	9.79%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 141	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement	2.61%	4.42%	(5)
Expenses, net waiver/reimbursement	2.15%	2.15%	(5)
Net investment income, before waiver/reimbursement	0.63%	0.95%	(5)
Net investment income, net waiver/reimbursement	1.09%	3.22%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.16	0.24
Net realized and unrealized gain on investments	2.37	0.80
Total from investment operations	2.53	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.49)	(0.15)
From net realized gains on investments	(0.05)	-
Total distributions	(0.54)	(0.15)

Net asset value, end of period	$ 12.88	$ 10.89

Total return (3)	23.70%	10.42%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 22,932	$ 8
Ratios to average net assets
Expenses, before waiver/reimbursement	1.61%	3.42%	(5)
Expenses, net waiver/reimbursement	1.15%	1.15%	(5)
Net investment income, before waiver/reimbursement	0.86%	1.19%	(5)
Net investment income, net waiver/reimbursement	1.32%	3.46%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.21
Net realized and unrealized gain on investments	2.40	0.80
Total from investment operations	2.47	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.13)
From net realized gains on investments	(0.05)	-
Total distributions	(0.48)	(0.13)

Net asset value, end of period	$ 12.87	$ 10.88

Total return (3)	23.12%	10.13%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement	2.11%	3.92%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income, before waiver/reimbursement	0.13%	0.80%	(5)
Net investment income, net waiver/reimbursement	0.59%	3.07%	(5)
Portfolio turnover rate	90.18%	27.47%	(4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.96	(0.28)
Total from investment operations	1.03	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.06)
Total distributions	(0.07)	(0.06)

Net asset value, end of period	$ 10.70	$ 9.74

Total return (3)	10.57%	(1.97)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,531	$ 3,207
Ratios to average net assets
Expenses, before waiver/reimbursement	3.37%	8.32%	(5)
Expenses, net waiver/reimbursement	1.45%	1.45%	(5)
Net investment loss, before waiver/reimbursement	(1.25)%	(5.69)%	(5)
Net investment income, net waiver/reimbursement	0.67%	1.18%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.10
Net realized and unrealized gain (loss) on investments	0.96	(0.33)
Total from investment operations	0.95	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.05)
Total distributions	(0.04)	(0.05)

Net asset value, end of period	$ 10.63	$ 9.72

Total return (3)	9.77%	(2.35)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,602	$ 209
Ratios to average net assets
Expenses, before waiver/reimbursement	4.12%	9.07%	(5)
Expenses, net waiver/reimbursement	2.20%	2.20%	(5)
Net investment loss, before waiver/reimbursement	(2.00)%	(5.40)%	(5)
Net investment income (loss), net waiver/reimbursement	(0.08)%	1.47%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.75	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.95	(0.32)
Total from investment operations	1.04	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.07)
Total distributions	(0.09)	(0.07)

Net asset value, end of period	$ 10.70	$ 9.75

Total return (3)	10.68%	(1.79)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,236	$ 970
Ratios to average net assets
Expenses, before waiver/reimbursement	3.12%	8.07%	(5)
Expenses, net waiver/reimbursement	1.20%	1.20%	(5)
Net investment loss, before waiver/reimbursement	(1.00)%	(4.81)%	(5)
Net investment income, net waiver/reimbursement	0.92%	2.06%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.93	(0.33)
Total from investment operations	0.99	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.07)
Total distributions	(0.05)	(0.07)

Net asset value, end of period	$ 10.66	$ 9.72

Total return (3)	10.24%	(2.10)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 222	$ 37
Ratios to average net assets
Expenses, before waiver/reimbursement	3.62%	8.57%	(5)
Expenses, net waiver/reimbursement	1.70%	1.70%	(5)
Net investment loss, before waiver/reimbursement	(1.31)%	(4.98)%	(5)
Net investment income, net waiver/reimbursement	0.61%	1.89%	(5)
Portfolio turnover rate	48.99%	25.32%	(4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.12
Net realized and unrealized gain on investments	0.69	0.97
Total from investment operations	0.76	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.12)
In excess of net investment income	-	(0.08)
From net realized gains on investments	(0.16)	-
Return of capital	(0.02)	-
Total distributions	(0.24)	(0.20)

Net asset value, end of period	$ 11.41	$ 10.89

Total return (3)	7.14%	10.82%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12,343	$ 3,395
Ratios to average net assets
Expenses, before waiver/reimbursement	1.67%	1.99%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income, before waiver/reimbursement	0.40%	1.25%	(5)
Net investment income, net waiver/reimbursement	0.67%	1.84%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	(0.01)	0.09
Net realized and unrealized gain on investments	0.68	0.96
Total from investment operations	0.67	1.05

LESS DISTRIBUTIONS:
From net investment income	-	(0.09)
In excess of net investment income	-	(0.08)
From net realized gains on investments	(0.16)	-
Return of capital	(0.03)	-
Total distributions	(0.19)	(0.17)

Net asset value, end of period	$ 11.36	$ 10.88

Total return (3)	6.25%	10.45%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 883	$ 337
Ratios to average net assets
Expenses, before waiver/reimbursement	2.42%	2.74%	(5)
Expenses, net waiver/reimbursement	2.15%	2.15%	(5)
Net investment income (loss), before waiver/reimbursement	(0.31)%	0.65%	(5)
Net investment income (loss), net waiver/reimbursement	(0.04)%	1.24%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.19
Net realized and unrealized gain on investments	0.70	0.91
Total from investment operations	0.78	1.10

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.18)
In excess of net investment income	-	(0.03)
From net realized gains on investments	(0.16)	-
Return of capital	(0.02)	-
Total distributions	(0.26)	(0.21)

Net asset value, end of period	$ 11.41	$ 10.89

Total return (3)	7.36%	11.00%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 15,199	$ 608
Ratios to average net assets
Expenses, before waiver/reimbursement	1.42%	1.74%	(5)
Expenses, net waiver/reimbursement	1.15%	1.15%	(5)
Net investment income, before waiver/reimbursement	0.47%	1.97%	(5)
Net investment income, net waiver/reimbursement	0.74%	2.56%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.12
Net realized and unrealized gain on investments	0.62	0.95
Total from investment operations	0.72	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.12)
In excess of net investment income	-	(0.07)
From net realized gains on investments	(0.16)	-
Retun of capital	(0.02)	-
Total distributions	(0.23)	(0.19)

Net asset value, end of period	$ 11.37	$ 10.88

Total return (3)	6.77%	10.69%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 169	$ 21
Ratios to average net assets
Expenses, before waiver/reimbursement	1.92%	2.24%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income, before waiver/reimbursement	0.64%	1.17%	(5)
Net investment income, net waiver/reimbursement	0.91%	1.76%	(5)
Portfolio turnover rate	62.60%	35.24%	(4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.04
Net realized and unrealized gain on investments	2.58	1.71
Total from investment operations	2.61	1.75

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.16)	(0.04)

Net asset value, end of period	$ 14.16	$ 11.71

Total return (3)	22.39%	17.49%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 77,212	$ 20,008
Ratios to average net assets
Expenses, before waiver/reimbursement	1.68%	1.89%	(5)
Expenses, net waiver/reimbursement	1.60%	1.60%	(5)
Net investment income, before waiver/reimbursement	0.17%	0.22%	(5)
Net investment income, net waiver/reimbursement	0.25%	0.51%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.67	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain on investments	2.57	1.72
Total from investment operations	2.50	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.02)
From net realized gains on investments	(0.03)	-
Total distributions	(0.12)	(0.02)

Net asset value, end of period	$ 14.05	$ 11.67

Total return (3)	21.52%	16.98%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 33,464	$ 2,673
Ratios to average net assets
Expenses, before waiver/reimbursement	2.43%	2.64%	(5)
Expenses, net waiver/reimbursement	2.35%	2.35%	(5)
Net investment loss, before waiver/reimbursement	(0.58)%	(0.63)%	(5)
Net investment loss, net waiver/reimbursement	(0.50)%	(0.34)%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.07	0.05
Net realized and unrealized gain on investments	2.57	1.71
Total from investment operations	2.64	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.05)
From net realized gains on investments	(0.03)	-
Total distributions	(0.19)	(0.05)

Net asset value, end of period	$ 14.16	$ 11.71

Total return (3)	22.66%	17.65%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 92,699	$ 4,205
Ratios to average net assets
Expenses, before waiver/reimbursement	1.43%	1.64%	(5)
Expenses, net waiver/reimbursement	1.35%	1.35%	(5)
Net investment income, before waiver/reimbursement	0.42%	0.34%	(5)
Net investment income, net waiver/reimbursement	0.50%	0.63%	(5)
Portfolio turnover rate	29.28%	12.78%	(4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.69	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)(3)	0.00	0.00
Net realized and unrealized gain on investments	2.57	1.73
Total from investment operations	2.57	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.14)	(0.04)

Net asset value, end of period	$ 14.12	$ 11.69

Total return (4)	22.10%	17.35%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,384	$ 1,077
Ratios to average net assets
Expenses, before waiver/reimbursement	1.93%	2.14%	(6)
Expenses, net waiver/reimbursement	1.85%	1.85%	(6)
Net investment loss, before waiver/reimbursement	(0.08)%	(0.24)%	(6)
Net investment income, net waiver/reimbursement	0.00%	0.05%	(6)
Portfolio turnover rate	29.28%	12.78%	(5)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.36	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.09)	(0.05)
Net realized and unrealized gain on investments	0.75	0.41	(3)
Total from investment operations	0.66	0.36

Net asset value, end of period	$ 11.02	$ 10.36

Total return (4)	6.37%	3.60%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,658	$ 6,022
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.76%	2.06%	(6)
Expenses, net waiver/reimbursement (7)	1.60%	1.60%	(6)
Net investment loss, before waiver/reimbursement (7)	(1.02)%	(1.17)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.86)%	(0.71)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.27	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.14)	(0.09)
Net realized and unrealized gain on investments	0.72	0.36	(3)
Total from investment operations	0.58	0.27

Net asset value, end of period	$ 10.85	$ 10.27

Total return (4)	5.65%	2.70%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 30	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.51%	2.81%	(6)
Expenses, net waiver/reimbursement (7)	2.35%	2.35%	(6)
Net investment loss, before waiver/reimbursement (7)	(1.49)%	(1.89)%	(6)
Net investment loss, net waiver/reimbursement (7)	(1.33)%	(1.43)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.37	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain on investments	0.77	0.40	(3)
Total from investment operations	0.70	0.37

Net asset value, end of period	$ 11.07	$ 10.37

Total return (4)	6.75%	3.70%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 22,310	$ 4,650
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.51%	1.81%	(6)
Expenses, net waiver/reimbursement (7)	1.35%	1.35%	(6)
Net investment loss, before waiver/reimbursement (7)	(0.77)%	(0.94)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.61)%	(0.48)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.35	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.06)
Net realized and unrealized gain on investments	0.68	0.41	(3)
Total from investment operations	0.63	0.35

Net asset value, end of period	$ 10.98	$ 10.35

Total return (4)	6.09%	3.50%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.01%	2.31%	(6)
Expenses, net waiver/reimbursement (7)	1.85%	1.85%	(6)
Net investment loss, before waiver/reimbursement (7)	(0.58)%	(1.37)%	(6)
Net investment loss, net waiver/reimbursement (7)	(0.42)%	(0.91)%	(6)
Portfolio turnover rate	87.39%	0.14%	(5)

(1)	The Compass EMP Long/Short Strategies Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.12
Net realized and unrealized gain on investments	2.24	0.44
Total from investment operations	2.34	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.10)
From net realized gains on investments	(0.02)	-
Total distributions	(0.36)	(0.10)

Net asset value, end of period	$ 12.44	$ 10.46

Total return (3)	22.73%	5.61%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 32,139	$ 11,815
Ratios to average net assets
Expenses, before waiver/reimbursement	1.97%	3.59%	(5)
Expenses, net waiver/reimbursement	1.65%	1.65%	(5)
Net investment income (loss), before waiver/reimbursement	0.59%	(0.06)%	(5)
Net investment income, net waiver/reimbursement	0.91%	1.88%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.43	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.04	0.18
Net realized and unrealized gain on investments	2.19	0.34
Total from investment operations	2.23	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.30)	(0.09)

Net asset value, end of period	$ 12.36	$ 10.43

Total return (3)	21.70%	5.20%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,255	$ 429
Ratios to average net assets
Expenses, before waiver/reimbursement	2.72%	4.34%	(5)
Expenses, net waiver/reimbursement	2.40%	2.40%	(5)
Net investment income, before waiver/reimbursement	0.06%	0.83%	(5)
Net investment income, net waiver/reimbursement	0.38%	2.77%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.14	0.16
Net realized and unrealized gain on investments	2.23	0.41
Total from investment operations	2.37	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.11)
From net realized gains on investments	(0.02)	-
Total distributions	(0.39)	(0.11)

Net asset value, end of period	$ 12.44	$ 10.46

Total return (3)	22.99%	5.67%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 57,920	$ 7,063
Ratios to average net assets
Expenses, before waiver/reimbursement	1.72%	3.34%	(5)
Expenses, net waiver/reimbursement	1.40%	1.40%	(5)
Net investment income, before waiver/reimbursement	0.84%	0.55%	(5)
Net investment income, net waiver/reimbursement	1.16%	2.49%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.45	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.18	0.23
Net realized and unrealized gain on investments	2.13	0.31
Total from investment operations	2.31	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.35)	(0.09)

Net asset value, end of period	$ 12.41	$ 10.45

Total return (3)	22.42%	5.45%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,278	$ 53
Ratios to average net assets
Expenses, before waiver/reimbursement	2.22%	3.84%	(5)
Expenses, net waiver/reimbursement	1.90%	1.90%	(5)
Net investment income, before waiver/reimbursement	1.18%	1.51%	(5)
Net investment income, net waiver/reimbursement	1.50%	3.45%	(5)
Portfolio turnover rate	80.56%	26.59%	(4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.39	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.24	(0.56)
Total from investment operations	0.16	(0.61)

Net asset value, end of period	$ 9.55	$ 9.39

Total return (3)	1.70%	(6.10)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,845	$ 3,505
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.98%	1.71%	(5)
Expenses, net waiver/reimbursement (6)	1.60%	1.60%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.35)%	(0.88)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.97)%	(0.77)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.34	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	0.25	(0.57)
Total from investment operations	0.09	(0.66)

Net asset value, end of period	$ 9.43	$ 9.34

Total return (3)	0.96%	(6.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 57	$ 16
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.73%	2.46%	(5)
Expenses, net waiver/reimbursement (6)	2.35%	2.35%	(5)
Net investment loss, before waiver/reimbursement (6)	(2.10)%	(1.62)%	(5)
Net investment loss, net waiver/reimbursement (6)	(1.72)%	(1.51)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.41	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.26	(0.55)
Total from investment operations	0.19	(0.59)

Net asset value, end of period	$ 9.60	$ 9.41

Total return (3)	2.02%	(5.90)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,452	$ 13,844
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.73%	1.46%	(5)
Expenses, net waiver/reimbursement (6)	1.35%	1.35%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.10)%	(0.76)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.72)%	(0.65)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.37	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.23	(0.57)
Total from investment operations	0.14	(0.63)

Net asset value, end of period	$ 9.51	$ 9.37

Total return (3)	1.49%	(6.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 89	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.23%	1.96%	(5)
Expenses, net waiver/reimbursement (6)	1.85%	1.85%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.30)%	(1.15)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.92)%	(1.04)%	(5)
Portfolio turnover rate	41.81%	0.07%	(4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.86	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.97	(1.11)
Total from investment operations	0.92	(1.14)

Net asset value, end of period	$ 9.78	$ 8.86

Total return (3)	10.38%	(11.40)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,987	$ 3,309
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.70%	1.53%	(5)
Expenses, net waiver/reimbursement (6)	1.40%	1.40%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.82)%	(0.67)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.52)%	(0.54)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.82	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	0.96	(1.11)
Total from investment operations	0.84	(1.18)

Net asset value, end of period	$ 9.66	$ 8.82

Total return (3)	9.52%	(11.80)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 186	$ 73
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.45%	2.28%	(5)
Expenses, net waiver/reimbursement (6)	2.15%	2.15%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.57)%	(1.42)%	(5)
Net investment loss, net waiver/reimbursement (6)	(1.27)%	(1.29)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.87	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.98	(1.11)
Total from investment operations	0.95	(1.13)

Net asset value, end of period	$ 9.82	$ 8.87

Total return (3)	10.71%	(11.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,035	$ 6,379
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.45%	1.28%	(5)
Expenses, net waiver/reimbursement (6)	1.15%	1.15%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.57)%	(0.48)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.27)%	(0.35)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.85	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	0.96	(1.10)
Total from investment operations	0.89	(1.15)

Net asset value, end of period	$ 9.74	$ 8.85

Total return (3)	10.06%	(11.50)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.95%	1.78%	(5)
Expenses, net waiver/reimbursement (6)	1.65%	1.65%	(5)
Net investment loss, before waiver/reimbursement (6)	(1.07)%	(0.91)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.77)%	(0.78)%	(5)
Portfolio turnover rate	13.00%	0.18%	(4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.78		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.11		(0.01)
Net realized and unrealized gain (loss) on investments	0.00	(7)	(0.21)
Total from investment operations	0.11		(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-
Total distributions	(0.05)		-

Net asset value, end of period	$ 9.84		$ 9.78

Total return (3)	1.15%		(2.20)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 28,924		$ 11,648
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.25%		1.35%	(5)
Expenses, net waiver/reimbursement (6)	1.15%		1.15%	(5)
Net investment income (loss), before waiver/reimbursement (6)	0.99%		(0.43)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	1.09%		(0.23)%	(5)
Portfolio turnover rate	190.17%		0.08%	(4)

(1)	The Compass EMP Market Nuetral Income Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.02	(0.20)
Total from investment operations	0.03	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	-
Total distributions	(0.03)	-

Net asset value, end of period	$ 9.74	$ 9.74

Total return (3)	0.34%	(2.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 267	$ 137
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.00%	2.10%	(5)
Expenses, net waiver/reimbursement (6)	1.90%	1.90%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.04)%	(1.13)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	0.06%	(0.93)%	(5)
Portfolio turnover rate	190.17%	0.08%	(4)

(1)	The Compass EMP Market Nuetral Income Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.81	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.10	0.00	(3)
Net realized and unrealized gain (loss) on investments	0.04	(0.19)
Total from investment operations	0.14	(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	-
Total distributions	(0.06)	-

Net asset value, end of period	$ 9.89	$ 9.81

Total return (4)	1.44%	(1.90)%	(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 33,773	$ 9,095
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.00%	1.10%	(6)
Expenses, net waiver/reimbursement (7)	0.90%	0.90%	(6)
Net investment income (loss), before waiver/reimbursement (7)	0.87%	(0.20)%	(6)
Net investment income (loss), net waiver/reimbursement (7)	0.97%	0.00%	(6)
Portfolio turnover rate	190.17%	0.08%	(5)

(1)	The Compass EMP Market Nuetral Income Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.77	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	0.02	(0.20)
Total from investment operations	0.08	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.04)	-
Total distributions	(0.04)	-

Net asset value, end of period	$ 9.81	$ 9.77

Total return (3)	0.85%	(2.30)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 75	$ 34
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.50%	1.60%	(5)
Expenses, net waiver/reimbursement (6)	1.40%	1.40%	(5)
Net investment income (loss), before waiver/reimbursement (6)	0.49%	(0.63)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	0.59%	(0.43)%	(5)
Portfolio turnover rate	190.17%	0.08%	(4)

(1)	The Compass EMP Market Nuetral Income Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.00	(7)	0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.29)
Total from investment operations	0.19		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	(7)	(0.01)
Total distributions	(0.00)		(0.01)

Net asset value, end of period	$ 9.90		$ 9.71

Total return (3)	2.00%		(2.76)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 30,145		$ 36,826
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.94%		1.02%	(5)
Expenses, net waiver/reimbursement (6)	0.85%		0.85%	(5)
Net investment income (loss), before waiver/reimbursement (6)	(0.06)%		0.06%	(5)
Net investment income, net waiver/reimbursement (6)	0.03%		0.23%	(5)
Portfolio turnover rate	26.52%		0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class A commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.68	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.19	(0.28)
Total from investment operations	0.12	(0.31)

LESS DISTRIBUTIONS:
From net investment income	-	(0.01)
Total distributions	-	(0.01)

Net asset value, end of period	$ 9.80	$ 9.68

Total return (3)	1.24%	(3.15)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 404	$ 282
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.69%	1.77%	(5)
Expenses, net waiver/reimbursement (6)	1.60%	1.60%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.81)%	(0.58)%	(5)
Net investment loss, net waiver/reimbursement (6)	(0.72)%	(0.41)%	(5)
Portfolio turnover rate	26.52%	0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class C commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.19	(0.29)
Total from investment operations	0.22	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.02)
Total distributions	(0.03)	(0.02)

Net asset value, end of period	$ 9.91	$ 9.72

Total return (3)	2.25%	(2.60)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 18,139	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.69%	0.77%	(5)
Expenses, net waiver/reimbursement (6)	0.60%	0.60%	(5)
Net investment income, before waiver/reimbursement (6)	0.19%	0.31%	(5)
Net investment income, net waiver/reimbursement (6)	0.28%	0.48%	(5)
Portfolio turnover rate	26.52%	0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class I commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T

	For the Year Ended		For the Period Ended
	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.29)
Total from investment operations	0.17		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.00)	(7)	(0.01)
Total distributions	(0.00)		(0.01)

Net asset value, end of period	$ 9.88		$ 9.71

Total return (3)	1.76%		(2.80)%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 246		$ 102
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.19%		1.27%	(5)
Expenses, net waiver/reimbursement (6)	1.10%		1.10%	(5)
Net investment loss, before waiver/reimbursement (6)	(0.31)%		(0.08)%	(5)
Net investment income (loss), net waiver/reimbursement (6)	(0.22)%		0.09%	(5)
Portfolio turnover rate	26.52%		0.04%	(4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class T commenced operations on November 19, 2012.
(2) Per share amounts calculated using average shares method.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.03	0.03
Net realized and unrealized gain on investments (2)	0.00	0.00
Total from investment operations	0.03	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.03)
Total distributions	(0.03)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)	0.30%	0.25%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,965	$ 5,161
Ratios to average net assets
Expenses, before waiver/reimbursement	0.96%	1.06%	(5)
Expenses, net waiver/reimbursement	0.50%	0.55%	(5)
Net investment loss, before waiver/reimbursement	(0.14)%	(0.06)%	(5)
Net investment income, net waiver/reimbursement	0.32%	0.45%	(5)
Portfolio turnover rate	0%	0%	(4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class A commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.06	0.03
Net realized and unrealized gain on investments (2)	0.00	0.00
Total from investment operations	0.06	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)	0.61%	0.40%	(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,846	$ 4,642
Ratios to average net assets
Expenses, before waiver/reimbursement	0.71%	0.81%	(5)
Expenses, net waiver/reimbursement	0.25%	0.30%	(5)
Net investment income, before waiver/reimbursement	0.11%	0.25%	(5)
Net investment income, net waiver/reimbursement	0.57%	0.76%	(5)
Portfolio turnover rate	0%	0%	(4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class I commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class A

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 12.70		$ 12.36		$ 12.18		$ 12.64		$ 11.86		$ 10.93
Activity from investment operations:
	Net investment income	0.14	(2)	0.04	(2)	0.01	(2)	0.12		0.02		0.15
	Net realized and unrealized gain	0.45		0.84		0.24		0.07	(3)	0.78		0.93
	Total from investment operations	0.59		0.88		0.25		0.19		0.80		1.08
Less distributions from:
	Net investment income	-		(0.16)		-		(0.10)		(0.02)		(0.15)
	Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-		-
Total distributions		(0.84)		(0.54)		(0.07)		(0.65)		(0.02)		(0.15)

Paid in capital from redemption fees		-		-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period		$ 12.45		$ 12.70		$ 12.36		$ 12.18		$ 12.64		$ 11.86

Total return (5)		5.10%	(8)	7.36%		2.03%		1.40%		6.73%	(8)	9.87%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 82,534		$ 77,160		$ 87,255		$ 75,842		$ 35,516		$ 29,880
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	0.49%	(7)	1.08%		1.13%		1.22%		1.32%	(7)	1.37%
	After fees waived and expenses absorbed/recouped (6)	0.50%	(7)	0.92%		1.15%		1.15%		1.15%	(7)	1.15%
Ratios of net investment income to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	1.94%	(7)	0.13%		0.08%		0.61%		0.22%	(7)	1.12%
	After fees waived and expenses absorbed/recouped (6)	1.93%	(7)	0.29%		0.06%		0.68%		0.39%	(7)	1.34%
Portfolio turnover rate		12%	(8)	111%		58%		235%		16%	(8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class C

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 12.50		$ 12.13		$ 12.05		$ 12.58		$ 11.82		$ 10.92
Activity from investment operations:
	Net investment income (loss)	0.09	(2)	(0.05)	(2)	(0.09)	(2)	0.04		(0.02)		0.08
	Net realized and unrealized gain	0.43		0.83		0.24		0.06	(3)	0.78		0.91
	Total from investment operations	0.52		0.78		0.15		0.10		0.76		0.99
Less distributions from:
	Net investment income	-		(0.03)		-		(0.08)		-		(0.09)
	Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-		-
Total distributions		(0.84)		(0.41)		(0.07)		(0.63)		-		(0.09)

Paid in capital from redemption fees		-		-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period		$ 12.18		$ 12.50		$ 12.13		$ 12.05		$ 12.58		$ 11.82

Total return (5)		4.59%	(8)	6.64%		1.22%		0.65%		6.43%	(8)	9.03%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 14,559		$ 16,455		$ 24,847		$ 21,383		$ 10,691		$ 7,124
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	1.24%	(7)	1.83%		1.88%		1.97%		2.07%	(7)	2.13%
	After fees waived and expenses absorbed/recouped (6)	1.25%	(7)	1.67%		1.90%		1.90%		1.90%	(7)	1.90%
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	1.34%	(7)	(0.62)%		(0.67)%		(0.13)%		(0.53)%	(7)	0.32%
	After fees waived and expenses absorbed/recouped (6)	1.33%	(7)	(0.46)%		(0.69)%		(0.06)%		(0.36)%	(7)	0.55%
Portfolio turnover rate		12%	(8)	111%		58%		235%		16%	(8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class T

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 12.67		$ 12.27		$ 12.12		$ 12.61		$ 11.84		$ 12.23
Activity from investment operations:
	Net investment income (loss)	0.12	(2)	0.01	(2)	(0.02)	(2)	0.08		0.01		0.11
	Net realized and unrealized gain	0.44		0.84		0.24		0.07	(3)	0.77		(0.38)
	Total from investment operations	0.56		0.85		0.22		0.15		0.78		(0.27)
Less distributions from:
	Net investment income	-		(0.07)		-		(0.09)		(0.01)		(0.12)
	Net realized gains	(0.84)		(0.38)		(0.07)		(0.55)		-		-
Total distributions		(0.84)		(0.45)		(0.07)		(0.64)		(0.01)		(0.12)

Paid in capital from redemption fees		-		-		-	(4)	-	(4)	-	(4)	-	(4)

Net asset value, end of period		$ 12.39		$ 12.67		$ 12.27		$ 12.12		$ 12.61		$ 11.84

Total return (5)		4.86%	(8)	7.14%		1.79%		1.10%		6.60%	(8)	(2.21)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 9,399		$ 10,502		$ 13,585		$ 13,513		$ 7,939		$ 4,967
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	0.74%	(7)	1.33%		1.38%		1.47%		1.57%	(7)	1.63%
	After fees waived and expenses absorbed/recouped (6)	0.75%	(7)	1.17%		1.40%		1.40%		1.40%	(7)	1.40%
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	1.76%	(7)	(0.12)%		(0.17)%		0.41%		(0.03)%	(7)	0.67%
	After fees waived and expenses absorbed/recouped (6)	1.75%	(7)	0.04%		(0.19)%		0.48%		0.14%	(7)	0.90%
Portfolio turnover rate		12%	(8)	111%		58%		235%		16%	(8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.
(5)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class A

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 13.97		$ 11.66		$ 11.98		$ 12.80		$ 11.38		$ 10.56
Activity from investment operations:
	Net investment income (loss)	0.26	(2)	0.08	(2)	(0.03)	(2)	0.10		(0.03)		0.03
	Net realized and unrealized gain (loss)	0.61		2.23		(0.29)		(0.04)		1.45		0.83
	Total from investment operations	0.87		2.31		(0.32)		0.06		1.42		0.86
Less distributions from:
	Net investment income	(0.35)		-		-		(0.10)		-		(0.04)
	Net realized gains	(1.95)		-		-		(0.78)		-		-
Total distributions		(2.30)		-		-		(0.88)		-		(0.04)

Paid in capital from redemption fees		-		-		-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period		$ 12.54		$ 13.97		$ 11.66		$ 11.98		$ 12.80		$ 11.38

Total return (4)		7.82%	(7)	19.81%		2.67%	#	0.08%		12.48%	(7)	8.12%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 44,095		$ 46,693		$ 48,959		$ 54,198		$ 15,832		$ 14,170
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed (5)	0.56%	(6)	1.09%		1.51%		1.68%		1.93%	(6)	1.97%
	After fees waived and expenses absorbed (5)	0.50%	(6)	1.09%		1.45%		1.45%		1.45%	(6)	1.45%
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed (5)	3.63%	(6)	0.58%		(0.28)%		0.03%		(1.12)%	(6)	(0.32)%
	After fees waived and expenses absorbed (5)	3.69%	(6)	0.58%		(0.22)%		0.26%		(0.64)%	(6)	0.20%
Portfolio turnover rate		4%	(7)	151%		108%		341%		31%	(7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)	Redemption fees resulted in less than $0.01 per share.
(4)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class C

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Year Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 13.55		$ 11.40		$ 11.80		$ 12.65		$ 11.28		$ 10.51
Activity from investment operations:
	Net investment income (loss)	0.19	(2)	(0.02)	(2)	(0.11)	(2)	(0.02)		(0.07)		(0.02)
	Net realized and unrealized gain (loss)	0.61		2.17		(0.29)		(0.02)		1.44		0.80
	Total from investment operations	0.80		2.15		(0.40)		(0.04)		1.37		0.78
Less distributions from:
	Net investment income	(0.25)		-		-		(0.03)		-		(0.01)
	Net realized gains	(1.95)		-		-		(0.78)		-		-
Total distributions		(2.20)		-		-		(0.81)		-		(0.01)

Paid in capital from redemption fees		-		-		-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period		$ 12.15		$ 13.55		$ 11.40		$ 11.80		$ 12.65		$ 11.28

Total return (4)		7.36%	(7)	18.86%		(3.39)%	#	(0.71)%		12.15%	(7)	7.38%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,913		$ 5,787		$ 7,480		$ 7,432		$ 4,085		$ 3,363
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed (5)	1.31%	(6)	1.84%		2.26%		2.43%		2.68%	(6)	2.72%
	After fees waived and expenses absorbed (5)	1.25%	(6)	1.84%		2.20%		2.20%		2.20%	(6)	2.20%
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed (5)	2.88%	(6)	(0.16)%		(1.03)%		(0.57)%		(1.87)%	(6)	(0.96)%
	After fees waived and expenses absorbed (5)	2.94%	(6)	(0.16)%		(0.97)%		(0.34)%		(1.39)%	(6)	(0.44)%
Portfolio turnover rate		4%	(7)	151%		108%		341%		31%	(7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)	Redemption fees resulted in less than $0.01 per share.
(4)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class T

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period		$ 13.81		$ 11.56		$ 11.90		$ 12.76		$ 11.36		$ 12.49
Activity from investment operations:
	Net investment income (loss)	0.23	(2)	0.04	(2)	(0.05)	(2)	0.08		(0.04)		0.07
	Net realized and unrealized gain (loss)	0.62		2.21		(0.29)		(0.05)		1.44		(1.15)
	Total from investment operations	0.85		2.25		(0.34)		0.03		1.40		(1.08)
Less distributions from:
	Net investment income	(0.33)		-		-		(0.11)		-		(0.05)
	Net realized gains	(1.95)		-		-		(0.78)		-		-
Total distributions		(2.28)		-		-		(0.89)		-		(0.05)

Paid in capital from redemption fees		-		-		-	(3)	-	(3)	-	(3)	-	(3)

Net asset value, end of period		$ 12.38		$ 13.81		$ 11.56		$ 11.90		$ 12.76		$ 11.36

Total return (4)		7.65%	(7)	19.46%	#	(2.86)%	#	(0.23)%		12.32%	(7)	(8.65)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 3,990		$ 3,600		$ 3,532		$ 3,533		$ 932		$ 382
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed (5)	0.81%	(6)	1.34%		1.76%		1.93%		2.18%	(6)	2.19%
	After fees waived and expenses absorbed (5)	0.75%	(6)	1.34%		1.70%		1.70%		1.70%	(6)	1.70%
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed (5)	3.38%	(6)	0.31%		(0.53)%		(0.23)%		(1.37)%	(6)	0.13%
	After fees waived and expenses absorbed (5)	3.44%	(6)	0.31%		(0.47)%		0.00%		(0.89)%	(6)	0.62%
Portfolio turnover rate		4%	(7)	151%		108%		341%		31%	(7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.
(2)	Per share amounts calculated using the average shares method.
(3)	Redemption fees resulted in less than $0.01 per share.
(4)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Not annualized.
#

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class A

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		June 30, 2014 (2)(12)		November 30, 2013 (12)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 10.07		$ 9.69		$ 10.28		$ 10.37		$ 9.46		$ 10.00
Activity from investment operations:
	Net investment income (loss)	0.03	(3)	(0.04)	(3)	(0.07)	(3)	(0.01)		(0.02)		-	(5)
	Net realized and unrealized gain (loss)	0.66		0.38		(0.52)		0.03	(4)	0.93		(0.54)
	Total from investment operations	0.69		0.34		(0.59)		0.02		0.91		(0.54)
Less distributions from:
	Net investment income	-		-		-		-		-		-
	Return of capital	-		-		-		(0.11)		-		-
Total distributions		-		-		-		(0.11)		-		-

Paid in capital from redemption fees		-		-		-	(6)	-	(6)	-	(6)	-	(6)

Less (gain) loss attributable to non-controlling interest (3)		(0.18)		0.04		-		-		-		-

Net asset value, end of period		$ 10.58		$ 10.07		$ 9.69		$ 10.28		$ 10.37		$ 9.46

Total return (7)		5.06%		3.92%		(5.74)%		0.17%		9.62%		(5.40)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 51,003		$ 59,079		$ 118,926		$ 187,460		$ 4,776		$ 1,266
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	1.73%	(9,10)	1.68%	(9)	1.37%		1.45%		4.21%	(10)	13.37%	(10)
	After fees waived and expenses absorbed/recouped (8)	1.47%	(9,10)	1.61%	(9)	1.41%		1.45%		1.45%	(10)	1.45%	(10)
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.31%	(9,10)	(0.46)%	(9)	(0.67)%		(0.10)%		(3.51)%	(10)	(11.88)%	(10)
	After fees waived and expenses absorbed/recouped (8)	0.57%	(9,10)	(0.39)%	(9)	(0.71)%		(0.10)%		(0.75)%	(10)	0.04%	(10)
Portfolio turnover rate		49%	(11)	153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment income resulted in less than $0.01 per share
(6)	Redemption fees resulted in less than $0.01 per share.
(7)

Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.59%		1.19%
	After fees waived and expenses absorbed/recouped (8)	0.50%		1.19%
	Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.94%		(0.25)%
	After fees waived and expenses absorbed/recouped (8)	1.03%		(0.25)%
(10)	Annualized.
(11)	Not annualized.
(12)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class C

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		June 30, 2014 (2)(10)		November 30, 2013 (10)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.82		$ 9.51		$ 10.17		$ 10.29		$ 9.41		$ 10.00
Activity from investment operations:
	Net investment loss	(0.01)	(3)	(0.11)	(3)	(0.15)	(3)	(0.04)		(0.05)		(0.01)
	Net realized and unrealized gain (loss)	0.64		0.38		(0.51)		(0.02)		0.93		(0.58)
	Total from investment operations	0.63		0.27		(0.66)		(0.06)		0.88		(0.59)
Less distributions from:
	Net investment income	-		-		-		-		-		-
	Return of capital	-		-		-		(0.06)		-		-
Total distributions		-		-		-		(0.06)		-		-

Paid in capital from redemption fees		-		-		-	(4)	-	(4)	-	(4)	-	(4)

Less (gain) loss attributable to non-controlling interest (3)		(0.18)		0.04		-		-		-		-

Net asset value, end of period		$ 10.27		$ 9.82		$ 9.51		$ 10.17		$ 10.29		$ 9.41

Total return (5)		4.58%		3.26%		(6.49)%		(0.61)%		9.35%		(5.90)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 9,581		$ 12,918		$ 24,340		$ 23,893		$ 1,183		$ 733
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	2.48%	(7,8)	2.43%	(7)	2.12%		2.20%		4.96%	(8)	14.12%	(8)
	After fees waived and expenses absorbed/recouped (6)	2.22%	(7,8)	2.36%	(7)	2.16%		2.20%		2.20%	(8)	2.20%	(8)
Ratios of net investment loss to average net assets:
	Before fees waived and expenses absorbed/recouped (6)	(0.41)%	(7,8)	(1.21)%	(7)	(1.42)%		(1.05)%		(4.26)%	(8)	(12.60)%	(8)
	After fees waived and expenses absorbed/recouped (6)	(0.15)%	(7,8)	(1.14)%	(7)	(1.46)%		(1.05)%		(1.50)%	(8)	(0.68)%	(8)
Portfolio turnover rate		49%	(9)	153%		137%		278%		24%	(9)	81%	(9)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method.
(4)	Redemption fees resulted in less than $0.01 per share.
(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(7)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	1.34%		1.94%
	After fees waived and expenses absorbed/recouped (8)	1.25%		1.94%
	Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.22%		(1.00)%
	After fees waived and expenses absorbed/recouped (8)	0.31%		(1.00)%
(8)	Annualized.
(9)	Not annualized.
(10)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

		Class T

		For the Seven Month		For the		For the		For the		For the Five Month		For the
		Period Ended		Year Ended		Year Ended		Year Ended		Period Ended		Period Ended
		June 30, 2014 (2)(12)		November 30, 2013 (12)		November 30, 2012		November 30, 2011		November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period		$ 9.98		$ 9.62		$ 10.24		$ 10.34		$ 9.44		$ 10.00
Activity from investment operations:
	Net investment loss	0.02	(3)	(0.06)	(3)	(0.04)	(3)	(0.02)		(0.03)		-	(5)
	Net realized and unrealized gain (loss)	0.65		0.38		(0.58)		0.02	(4)	0.93		(0.56)
	Total from investment operations	0.67		0.32		(0.62)		-		0.90		(0.56)
Less distributions from:
	Net investment income	-		-		-		-		-		-
	Return of capital	-		-		-		(0.10)		-		-
Total distributions		-		-		-		(0.10)		-		-

Paid in capital from redemption fees		-		-		-	(6)	-	(6)	-	(6)	-	(6)

Less (gain) loss attributable to non-controlling interest (3)		(0.18)		0.04		-		-		-		-

Net asset value, end of period		$ 10.47		$ 9.98		$ 9.62		$ 10.24		$ 10.34		$ 9.44

Total return (7)		4.91%		3.74%		(6.06)%		(0.07)%		9.53%		(5.60)%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 2,549		$ 2,585		$ 3,912		$ 3,132		$ 118		$ 30
Ratios of expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	1.98%	(9,10)	1.93%	(9)	1.62%		1.70%		4.46%	(10)	13.62%	(10)
	After fees waived and expenses absorbed/recouped (8)	1.72%	(9,10)	1.86%	(9)	1.66%		1.70%		1.70%	(10)	1.70%	(10)
Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.07%	(9,10)	(0.71)%	(9)	(0.92)%		(0.55)%		(3.76)%	(10)	(12.15)%	(10)
	After fees waived and expenses absorbed/recouped (8)	0.33%	(9,10)	(0.64)%	(9)	(0.96)%		(0.55)%		(1.00)%	(10)	(0.23)%	(10)
Portfolio turnover rate		49%	(11)	153%		137%		278%		24%	(11)	81%	(11)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.
(2)	The period does not include the consolidation of the wholly owned subsidiary.
(3)	Per share amounts calculated using the average shares method.
(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.
(6)	Redemption fees resulted in less than $0.01 per share.
(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.
(9)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:
	Ratios of net expenses to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.84%		1.37%
	After fees waived and expenses absorbed/recouped (8)	0.75%		1.37%
	Ratios of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed/recouped (8)	0.69%		(0.50)%
	After fees waived and expenses absorbed/recouped (8)	0.78%		(0.50)%
(10)	Annualized.
(11)	Not annualized.
(12)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2014

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include each fund in the series (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

The following Funds commenced operations on December 31, 2008 and their objectives are as follows:

-

Compass EMP Multi-Asset Balanced Fund ("Balanced Fund") - total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

-

Compass EMP Multi-Asset Growth Fund ("Growth Fund") - long-term capital appreciation.

The Compass EMP Alternative Strategies Fund ("Alternative Fund") commenced operations on December 30, 2009 and seeks to achieve long-term capital appreciation.

The Balanced Fund, Growth Fund and Alternative Fund were previously part of Mutual Fund Series Trust, formerly known as the Catalyst Funds and reorganized into the Trust on March 29, 2013.

The following Funds commenced operations on November 19, 2012 and their objectives are as follows:

-

Compass EMP US 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large

Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP US Small Cap 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

U.S. Small Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP International 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

International 500 Volatility Weighted Index before expenses.

-

Compass EMP Emerging Market 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the

CEMP Emerging Market 500 Volatility Weighted Index before expenses.

-

Compass EMP REC Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

REIT Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP US 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Long/Short Strategies Fund - capital appreciation.

-

Compass EMP International 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (formerly Compass EMP Commodity Long/Short Strategies Fund) - capital appreciation.

-

Compass EMP Commodity Strategies Volatility Weighted Fund - seeks to provide investment results that match the performance of the

CEMP Commodity Volatility Weighted Index before expenses.

-

Compass EMP Market Neutral Income Fund (formerly Compass EMP Long/Short Fixed Income Fund) - total return.

-

Compass EMP Enhanced Fixed Income Fund - total return.

-

Compass EMP Ultra Short-Term Fixed Income Fund - current income.

Each Fund currently offers Class A, Class C, Class I and Class T shares with the exception of the Balanced Fund, Growth Fund, and Alternative Fund which offer Class A, Class C, and Class T shares and the Ultra Short-Term Fixed Income Fund which offers Class A and Class I shares.  Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current mean price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b) Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

c) Valuation of Underlying of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates,

                amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of June 30, 2014:

Compass EMP U.S. 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 47,272,709	$ -	$ -	$ 47,272,709
Short-Term Investments	927,730	-	-	927,730
Collateral for Securities Loaned	4,407,859	-	-	4,407,859
Long Futures Contracts	11,675	-	-	11,675
Total	$ 52,619,973	$ -	$ -	$ 52,619,973

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 19,285,046	$ -	$ -	$ 19,285,046
Short-Term Investments	321,978	-	-	321,978
Collateral for Securities Loaned	2,418,181	-	-	2,418,181
Long Futures Contracts	6,652	-	-	6,652
Total	$ 22,031,857	$ -	$ -	$ 22,031,857

Compass EMP International 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 35,795,164	$ -	$ -	$ 35,795,164
Warrants	870	-	-	870
Short-Term Investments	1,173,325	-	-	1,173,325
Collateral for Securities Loaned	71,208	-	-	71,208
Long Futures Contracts	225	-	-	225
Total	$ 37,040,792	$ -	$ -	$ 37,040,792

Compass EMP Emerging Market 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 17,278,239	$ -	$ -	$ 17,278,239
Exchange Traded Funds*	1,250,837	-	-	1,250,837
Warrants	2,063	-	-	2,063
Short-Term Investments	1,998,264	-	-	1,998,264
Collateral for Securities Loaned	506,000	-	-	506,000
Total	$ 21,035,403	$ -	$ -	$ 21,035,403
Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 2,560	$ -	$ -	$ 2,560
Total	$ 2,560	$ -	$ -	$ 2,560

Compass EMP REC Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 78,533	$ -	$ -	$ 78,533
REITS *	28,220,104	-	-	28,220,104
Short-Term Investments	186,979	-	-	186,979
Collateral for Securities Loaned	4,287,753	-	-	4,287,753
Long Futures Contracts	3,930	-	-	3,930
Total	$ 32,777,299	$ -	$ -	$ 32,777,299

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 210,572,111	$ -	$ -	$ 210,572,111
Short-Term Investments	1,756,389	-	-	1,756,389
Collateral for Securities Loaned	23,143,099	-	-	23,143,099
Long Futures Contracts	2,888	-	-	2,888
Total	$ 235,474,487	$ -	$ -	$ 235,474,487

Compass EMP Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,388,208	$ -	$ -	$ 24,388,208
Short-Term Investments	1,339,566		-	1,339,566
Collateral for Securities Loaned	1,829,001	-	-	1,829,001
Total	$ 27,556,775	$ -	$ -	$ 27,556,775
Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 43,725	$ -	$ -	$ 43,725
Total	$ 43,725	$ -	$ -	$ 43,725

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Compass EMP International 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 98,098,976	$ -	$ -	$ 98,098,976
Warrants	1,849		-	1,849
Short-Term Investments	6,259,096		-	6,259,096
Collateral for Securities Loaned	201,179		-	201,179
Long Futures Contracts	975	-	-	975
Total	$ 104,562,075	$ -	$ -	$ 104,562,075

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 452,816		$ -	$ 452,816
Bond & Notes *	-	1,168,550	-	1,168,550
Short-Term Investments	2,430,088	6,744,648	-	9,174,736
Long Futures Contracts	113,828	-	-	113,828
Total	$ 2,996,732	$ 7,913,198	$ -	$ 10,909,930

Compass EMP Commodity Strategies Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 556,773		$ -	$ 556,773
Bond & Notes *	-	6,170,054	-	6,170,054
Short-Term Investments	2,380,034	4,097,192	-	6,477,226
Collateral for Securities Loaned	55,160	-	-	55,160
Long Futures Contracts	242,778	-	-	242,778
Total	$ 3,234,745	$ 10,267,246	$ -	$ 13,501,991

Compass EMP Market Neutral Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 50,817,358	$ -	$ -	$ 50,817,358
Bonds & Notes *			-	-
Short-Term Investments	8,197,711	-	-	8,197,711
Collateral for Securities Loaned	3,233,421	-	-	3,233,421
Short Futures Contracts	203,520		-	203,520
Total	$ 62,452,010	$ -	$ -	$ 62,452,010
Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options on Futures	$ 88,550		-	$ 88,550
Futures Contracts	-		-	-
Total	$ 88,550	$ -	$ -	$ 88,550

Compass EMP Enhanced Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,011,377	$ -	$ -	$ 2,011,377
Bond & Notes *	-	18,887,661	-	18,887,661
Short-Term Investments	7,695,942	19,608,311	-	27,304,253
Long Futures Contracts	71,194	-	-	71,194
Total	$ 9,778,513	$ 38,495,972	$ -	$ 48,274,485

Compass EMP Ultra Short-Term Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ -	$ 17,120,921	$ -	$ 17,120,921
Total	$ -	$ 17,120,921	$ -	$ 17,120,921

Compass EMP Multi-Asset Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 101,338,073	$ -	$ -	$ 101,338,073
Short-Term Investments	4,986,248	-	-	4,986,248
Total	$ 106,324,321	$ -	$ -	$ 106,324,321

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Compass EMP Multi-Asset Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 53,466,926	$ -	$ -	$ 53,466,926
Short-Term Investments	1,408,801	-	-	1,408,801
Total	$ 54,875,727	$ -	$ -	$ 54,875,727

Compass EMP Alternative Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,388,208	$ -	$ -	$ 24,388,208
Mutual Funds *	41,405,482		-	41,405,482
Bond & Notes *	-	1,168,550	-	1,168,550
Short-Term Investments	5,358,016	6,744,648	-	12,102,664
Collateral for Securities Loaned	1,829,001	-	-	1,829,001
Total	$ 72,980,707	$ 7,913,198	$ -	$ 80,893,905

*Please refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Fair Value Levels at the end of the period.

d) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the year and/or period ended June 30, 2014 are as follows:

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

U.S. 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 11,675

U.S. Small Cap 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 6,652

U.S. International 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 225

Emerging Market 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ (2,560)

REC Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 3,930

U.S. 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 2,888

Long/Short Strategies Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ (43,725)

International 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 975

Commodity Strategies Enhanced Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin receivable / (payable)	$ 113,828

Commodity Strategies Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin receivable / (payable)	$ 242,778

Market Neutral Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$ 203,520	**

Equity contracts / Equity price risk	Options on futures written, at value	88,550

Total		$ 292,070

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Enhanced Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin receivable / (payable)	$ 71,194

Alternative Strategies Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin receivable / (payable)	$ 113,828

Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	(43,725)

Total		$ 70,103

*Consolidated

**Includes only current variation margin.

The amounts of realized and changes in unrealized gains and losses on options on futures and futures contracts during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

U.S. 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 35,959	$ 12,397

U.S. Small Cap 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 22,646	$ 4,322

International 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 135,157	$ 2,535

Emerging Market 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (13,569)	$ (3,320)

REC Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 12,026	$ 2,250

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

U.S. 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 431,194	$ 3,226

Long/Short Strategies Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 291,040	$ (103,946)

International 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 447,000	$ 5,290

Commodity Strategies Enhanced Volatility Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ 254,430	$ 15,753

Commodity Strategies Volatility Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ 1,000,167	$ 663,959

Market Neutral Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
		or (Loss) on	(Depreciation)
Contract Type/	Location of Gain or (Loss) On	Futures Contracts	on Futures Contracts
Primary Risk Exposure	Derivatives	and Options on Futures	and Options on Futures

Fixed income contracts / Interest
rate risk
Futures Contracts	Net realized gain (loss) on futures contracts	$ (45,548)	$ (40,503)
Net change in unrealized appreciation (depreciation) from futures contracts

Equity contracts / Equity price risk
Options On Futures	Net realized gain on options on futures
Net change in unrealized appreciation (depreciation) on investments
	and options on futures	641,032	46,288
Futures Contracts	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(2,849,718)	203,520
		$ (2,254,234)	$ 209,305

Enhanced Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Fixed income contracts / Interest	Net realized gain (loss) on futures contracts
rate risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ 114,697	$ 891,013

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Alternative Strategies Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 313,902	$ (32,114)

Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	932,389	478,895
		$ 1,246,291	$ 446,781

*Consolidated

Offsetting of Financial Assets and Derivative Assets - The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2014:

Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
U.S. 500 Volatility Weighted Fund	$ 11,675	$ -	$ 53,626	$ 65,301
U.S. Small Cap 500 Volatility Weighted Fund	6,652	-	51,318	57,970
International 500 Volatility Weighted Fund	225	-	219,887	220,112
Emerging Market 500 Volatility Weighted Fund	(2,560)	-	206,241	203,681
REC Enhanced Volatility Weighted Fund	3,930	-	12,531	16,461
U.S. 500 Enhanced Volatility Weighted Fund	2,888	-	532,211	535,099
Long Short Strategies Fund	(43,725)	-	328,883	285,158
International 500 Enhanced Volatility Weighted Fund	975	-	615,356	616,331
Commodity Strategies Enhanced Volatility Weighted Fund	113,828	-	487,460	601,288
Commodity Strategies Volatility Weighted Fund	242,778	-	726,683	969,461
Market Neutral Income Fund	203,520	-	3,716,406	3,919,926
Enhanced Fixed Income Fund	71,194	-	401,146	472,340
Alternative Strategies Fund	70,103	-	816,343	886,446

e) Consolidation of Subsidiaries – The financial statements of the Commodity Strategies Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.

During the period ended June 30, 2014, the Alternative Fund had a controlling interest in each of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund.  The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs.  The consolidated Statements of Assets and Liabilities of the Alternative Fund includes the assets and liabilities of the Compass EMP Long Short Strategies Fund and the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and its wholly owned CFC.  The consolidated Statements of Operations, Changes in Net Assets and Financial Highlights of the Alternative Fund include the activity of its wholly owned CFC, the activity of the Compass EMP Long Short Strategies Fund, the activity of  the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and its wholly owned CFC for the period December 1, 2013 through June 30, 2014, and the activity of the Compass EMP Commodity Strategies Volatility Weighted Fund for the period December 1, 2013 through March 7, 2014 at which time it no longer maintained a controlling interest.  All inter-company accounts and transactions have been eliminated in consolidation.

f) Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

g) Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Consolidated Statements of Operations, if any.

h) Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of call option contracts written and the premiums received by the Funds during the year ended June 30, 2014, was as follows:

	Market Neutral Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of year	-	$ -
Options written	888	860,557
Options exercised	-	-
Options expired	-	-
Options closed	(727)	(725,719)
Options outstanding, end of year	161	$ 134,838

i) Federal Income Tax - The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies ("RICs") and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.  During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests.  Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for that period.  However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate.  The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011.  In order to qualify for this relief, the Balanced Fund paid to its shareholders a “deficiency dividend” and will need to pay interest and penalties to the Internal Revenue Service.  The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by the Administrator.  As of June 30, 2014 interest and penalties are estimated to be $224,411.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations. As of June 30, 2014, the Funds did not incur any interest or penalties except as described above. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns filed for the open tax years (2011 – 2013), or expected to be taken in the Funds’ tax returns for the year ended June 30, 2014, and has concluded that no provision for income tax is required in these financial statements. These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ tax returns is presently in progress.

j) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

k) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

l) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.  The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities

m) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

n) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

o) Redemption fees and sales charges (loads) - A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund, which is 1.00%.  A maximum sales charge of 3.50% is imposed on Class T shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund.

(2)

INVESTMENT TRANSACTIONS

For the year and/period ended June 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
U.S. 500 Volatility Weighted Fund	$ 42,246,369	$ 13,766,398
U.S. Small Cap 500 Volatility Weighted Fund	21,981,257	10,403,794
International 500 Volatility Weighted Fund	48,941,197	26,211,033
Emerging Market 500 Volatility Weighted Fund	19,493,002	6,691,766
REC Enhanced Volatility Weighted Fund	29,787,124	6,939,186
U.S. 500 Enhanced Volatility Weighted Fund	200,053,897	38,203,477
Long/Short Strategies Fund	26,805,049	8,798,504
International 500 Enhanced Volatility Weighted Fund	124,928,756	50,137,092
Commodity Strategies Enhanced Volatility Weighted Fund *	1,628,602	9,524,171
Commodity Strategies Volatility Weighted Fund *	1,428,369	834,290
Market Neutral Income Fund	70,235,794	30,625,281
Enhanced Fixed Income Fund	6,936,651	4,612,470
Ultra Short-Term Fixed Income Fund	-	-
Multi-Asset Balanced Fund	11,777,061	14,101,251
Multi-Asset Growth Fund	2,186,828	5,921,250
Alternative Strategies Fund*	32,867,974	28,874,170

* Consolidated

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.85% of average net assets of the U.S. 500 Volatility Weighted Fund, 0.90% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.00% of the International 500 Volatility Weighted Fund, 1.05% of the Emerging Market Volatility Weighted Fund, REC Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund, 1.25% of the U.S. 500 Enhanced Volatility Weighted Fund, International 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, 0.75% of the Long/Short Fixed Income Fund, 0.50% of the Enhanced Fixed Income Fund, and 0.40% of the Ultra Short-Term Fixed Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). As of July 19, 2013, the Multi-Asset Balanced, Multi-Asset Growth, and Alternative Strategies Funds no longer charge a management fee.  The Management Fees listed for the Alternative Fund are consolidated and include the annualized fee paid to the Manager of 1.25% by the Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and 1.25% by the Compass EMP Long-Short Strategies Fund for the period December 1, 2013 through June 30, 2014 and 1.05% by the Compass EMP Commodity Strategies Volatility Weighted Fund for the period December 1, 2013 through March 7, 2014.   For the year and/or period ended June 30, 2014, management fees incurred by the Funds as well as amounts due to or from the Manager at June 30, 2014 were as follows:

Fund	Management Fees	Due To/(From) Manager at June 30, 2014
U.S. 500 Volatility Weighted Fund	$ 349,495	$ 40,616
U.S. Small Cap 500 Volatility Weighted Fund	137,707	8,974
International 500 Volatility Weighted Fund	307,710	70,450
Emerging Market 500 Volatility Weighted Fund	152,583	(129,616)
REC Enhanced Volatility Weighted Fund	214,053	12,926
U.S. 500 Enhanced Volatility Weighted Fund	1,653,898	209,649
Long/Short Strategies Fund	336,450	30,832
International 500 Enhanced Volatility Weighted Fund	820,490	116,240
Commodity Strategies Enhanced Volatility Weighted Fund	192,873	3,062
Commodity Strategies Volatility Weighted Fund	174,554	12,610
Market Neutral Income Fund	260,127	40,391
Enhanced Fixed Income Fund	316,265	33,362
Ultra Short-Term Fixed Income Fund	64,621	(6,747)
Multi-Asset Balanced Fund	-	9,534
Multi-Asset Growth Fund	-	7,040
Alternative Strategies	340,095	45,431

For the year ended November 30, 2013, management fees incurred by the Funds were as follows:

Fund	Management Fees
Multi-Asset Balanced Fund	$ 376,607
Multi-Asset Growth Fund	307,203
Alternative Strategies Fund	991,641

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.95% of the U.S. 500 Volatility Weighted Fund's average daily net assets, 1.00% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.15% of the International 500 Volatility Weighted Fund, the REC Enhanced Volatility Weighted Fund, and Commodity Strategies Volatility Weighted Fund, at 1.20% of the Emerging Market 500 Volatility Weighted Fund, at 1.35% of the U.S. 500 Enhanced Volatility Weighted Fund, Commodity Strategies Enhanced Volatility Weighted Fund, and the Long/Short Strategies Fund, at 1.40% of the International 500 Enhanced Volatility Weighted Fund, at 0.90% of the Market Neutral Income Fund, at 0.60% of the Enhanced Fixed Income Fund and at 0.45% of the Ultra Short-Term Fixed Income Fund’s average daily net assets through October 31, 2014.  Each waiver or reimbursement by the Manager is subject to

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year and/or period ended June 30, 2014, the Manager waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived / Expense Reimbursed
U.S. 500 Volatility Weighted Fund	$ 60,111
U.S. Small Cap 500 Volatility Weighted Fund	62,236
International 500 Volatility Weighted Fund	156,294
Emerging Market 500 Volatility Weighted Fund	282,199
REC Enhanced Volatility Weighted Fund	55,433
U.S. 500 Enhanced Volatility Weighted Fund	113,611
Long/Short Strategies Fund	44,987
International 500 Enhanced Volatility Weighted Fund	214,072
Commodity Strategies Enhanced Volatility Weighted Fund	59,019
Commodity Strategies Volatility Weighted Fund	49,104
Market Neutral Income Fund	43,172
Enhanced Fixed Income Fund	55,861
Ultra Short-Term Fixed Income Fund	71,367
Multi-Asset Balanced Fund	-
Multi-Asset Growth Fund	7,117
Alternative Strategies Fund *	98,092

* Consolidated

For the year ended November 30, 2013, the Manager waived management fees and recouped expenses as follows:

	Management	Expense Reimbursements / Waivers
Fund	Fees Waived	Recouped
Balanced Fund	$ -	$ 39,037
Growth Fund	-	-
Alternative Fund	69,975	-

As of June 30, 2014, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2016	June 30, 2017	Total
U.S. 500 Volatility Weighted Fund	$ 22,927	$ 60,111	$ 83,038
U.S. Small Cap 500 Volatility Weighted Fund	20,528	62,236	82,764
International 500 Volatility Weighted Fund	109,220	156,294	265,514
Emerging Market 500 Volatility Weighted Fund	150,002	282,199	432,201
REC Enhanced Volatility Weighted Fund	10,798	55,433	66,231
U.S. 500 Enhanced Volatility Weighted Fund	23,076	113,611	136,687
Long/Short Strategies Fund	14,806	44,987	59,793
International 500 Enhanced Volatility Weighted Fund	130,961	214,072	345,033
Commodity Strategies Enhanced Volatility Weighted Fund	14,579	59,019	73,598
Commodity Strategies Volatility Weighted Fund	13,511	49,104	62,615
Market Neutral Income Fund	13,054	43,172	49,945
Enhanced Fixed Income Fund	24,387	55,861	80,248
Ultra Short-Term Fixed Income Fund	17,354	71,367	88,721

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Fund	November 30, 2014	November 30, 2015	November 30, 2016	June 30, 2017	Total
Multi-Asset Balanced Fund	$ 43,432	$ -	$ -	$ -	$ 43,432
Multi-Asset Growth Fund	103,575	43,253	-	7,117	153,945
Alternative Strategies Fund	-	-	-	22,842	22,842

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Services Agreement, GFS provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives customary fess from each Fund.

Certain officers of the Funds are officers and/or employees of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares, 1.00% of its average daily net assets for Class C shares and 0.50% of its average daily net assets for Class T shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

For the year and/or period ended June 30, 2014, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
U.S. 500 Volatility Weighted Fund	$ 42,072	$ 3,764	$ 934
U.S. Small Cap 500 Volatility Weighted Fund	13,446	9,543	203
International 500 Volatility Weighted Fund	28,344	700	24
Emerging Market 500 Volatility Weighted Fund	17,924	8,976	416
REC Enhanced Volatility Weighted Fund	22,030	5,824	358
U.S. 500 Enhanced Volatility Weighted Fund	123,269	154,368	21,816
Long/Short Strategies Fund	11,019	140	9
International 500 Enhanced Volatility Weighted Fund	59,657	32,092	4,820
Commodity Strategies Enhanced Volatility Weighted Fund	6,110	277	84
Commodity Strategies Volatility Weighted Fund	9,133	973	94
Market Neutral Income Fund	31,309	1,669	245
Enhanced Fixed Income Fund	104,327	3,193	737
Ultra Short-Term Fixed Income Fund	16,197	-	-
Multi-Asset Balanced Fund	114,058	87,642	28,493
Multi-Asset Growth Fund	62,647	35,127	10,906
Alternative Strategies Fund *	88,130	63,694	7,303

* Consolidated

For the year ended November 30, 2013, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
Multi-Asset Balanced Fund	$ 206,015	$ 198,051	$ 60,342
Multi-Asset Growth Fund	125,501	63,037	17,960
Alternative Strategies Fund *	226,087	185,223	16,323

* Consolidated

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

A maximum sales charge of 5.75% is imposed on Class A shares of the Funds and a maximum sales charge of 3.50% is imposed on Class T shares of the Funds.  For the year and/or period ended June 30, 2014, the Distributor received sales charges on sales of the Funds Class A shares and Class T shares.

The Distributor and the Manager have advised the Funds that the amounts are as follows:

Fund	Class A	Class T
U.S. 500 Volatility Weighted Fund	$ 5,665	$ 59
U.S. Small Cap 500 Volatility Weighted Fund	319	9
International 500 Volatility Weighted Fund	36	-
Emerging Market 500 Volatility Weighted Fund	1,117	986
REC Enhanced Volatility Weighted Fund	540	518
U.S. 500 Enhanced Volatility Weighted Fund	52,593	29,775
Long/Short Strategies Fund	139	57
International 500 Enhanced Volatility Weighted Fund	3,129	8,262
Commodity Strategies Enhanced Volatility Weighted Fund	156	312
Commodity Strategies Volatility Weighted Fund	6	6
Market Neutral Income Fund	389	39
Enhanced Fixed Income Fund	111	286
Ultra Short-Term Fixed Income Fund	3,636	-
Multi-Asset Balanced Fund	2,845	2,724
Multi-Asset Growth Fund	1,911	1,386
Alternative Strategies Fund	108	912

(4)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2014, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Charles Schwab & Co., Inc. FBO

U.S. 500 Volatility Weighted Fund

28.67%

Charles Schwab & Co., Inc. FBO

U.S. Small Cap 500 Volatility Weighted Fund

27.50%

Charles Schwab & Co., Inc. FBO

International 500 Volatility Weighted Fund

29.56%

Charles Schwab & Co., Inc. FBO

Emerging Market 500 Volatility Weighted Fund

36.39%

LPL FINANCIAL

REC Enhanced Volatility Weighted Fund

36.66%

NFS LLC FEBO

REC Enhanced Volatility Weighted Fund

51.11%

LPL FINANCIAL

U.S. 500 Enhanced Volatility Weighted Fund

29.02%

NFS LLC FEBO

International 500 Enhanced Volatility Weighted Fund

33.29%

Charles Schwab & Co., Inc. FBO

Enhanced Fixed Income Fund

53.08%

NFS LLC FEBO

Enhanced Fixed Income Fund

35.86%

Charles Schwab & Co., Inc. FBO

Ultra Short-Term Fixed Income

25.81%

Andrew S Blank

Ultra Short-Term Fixed Income

43.27%

NFS LLC FEBO

Multi-Asset Balanced Fund

55.92%

NFS LLC FEBO

Multi-Asset Growth Fund

58.18%

(5)

CREDIT FACILITY

The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with U.S. Bank, National Association (“U.S. Bank”).  Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions.  Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.  The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At June 30, 2014, there were no outstanding borrowings.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

(6)

SECURITIES LENDING

The Compass EMP Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned or at least 105% of the value of foreign securities loaned.  The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments.  Securities lending income is disclosed in the Funds’ Statements of Operations.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.   The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities
Fund	Market Value of Loaned Securities	Market Value of Collateral (1)	Percentage of Total Investment Income
U.S. 500 Volatility Weighted Fund	$ 4,247,698	$ 4,247,698	1.40%
U.S. Small Cap 500 Volatility Weighted Fund	$ 2,338,287	$ 2,338,287	5.73%
International 500 Volatility Weighted Fund	$ 69,175	$ 69,175	0.12%
Emerging Market 500 Volatility Weighted Fund	$ 494,340	$ 494,340	1.31%
REC Enhanced Volatility Weighted Fund	$ 4,136,453	$ 4,136,453	0.99%
U.S. 500 Enhanced Volatility Weighted Fund	$ 22,348,278	$ 22,348,278	1.37%
Long Short Strategies Fund	$ 1,758,862	$ 1,758,862	0.96%
International 500 Enhanced Volatility Weighted Fund	$ 194,380	$ 194,380	0.10%
Commodity Strategies Enhanced Volatility Weighted Fund	$ -	$ -	0.00%
Commodity Strategies Volatility Weighted Fund	$ 53,393	$ 53,393	0.02%
Market Neutral Income Fund	$ 3,114,605	$ 3,114,605	0.64%
Enhanced Fixed Income Fund	$ -	$ -	0.00%
Ultra Short-Term Fixed Income Fund	$ -	$ -	0.00%
Multi-Asset Balanced Fund	$ -	$ -	0.00%
Multi-Asset Growth Fund	$ -	$ -	0.00%
Alternative Strategies Fund	$ 1,758,862	$ 1,758,862	0.23%

(1)The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(7)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following periods was as follows:

For the period ended June 30, 2014:
	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$ 799,487	$ 3,630	$ -	$ 803,117
U.S. Small Cap 500 Volatility Weighted Fund	834,084	1,530	-	835,614
International 500 Volatility Weighted Fund	1,424,794	1,590	-	1,426,384
Emerging Market 500 Volatility Weighted Fund	117,025	-	-	117,025
REC Enhanced Volatility Weighted Fund	384,526	90,724	51,428	526,678
U.S. 500 Enhanced Volatility Weighted Fund	1,653,808	11,889	-	1,665,697
Long/Short Strategies Fund	-	-	-	-
International 500 Enhanced Volatility Weighted Fund	2,283,927	-	-	2,283,927
Commodity Strategies Enhanced Volatility Weighted Fund	-	-	-	-
Commodity Strategies Volatility Weighted Fund	-	-	-	-
Market Neutral Income Fund	351,411	-	-	351,411
Enhanced Fixed Income Fund	80,068	-	-	80,068
Ultra Short-Term Fixed Income Fund	77,030	-	-	77,030
Multi-Asset Balanced Fund	3,825,986	3,053,871	-	6,879,857
Multi-Asset Growth Fund	7,014,674	1,590,835	-	8,605,509
Alternative Strategies Fund	-	-	-	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

For the year ended November 30, 2013:
	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Multi-Asset Balanced Fund	$ 3,915,651	$ 1,128,617	$ -	$ 5,044,268
Multi-Asset Growth Fund	-	-	-	-
Alternative Strategies Fund	-	-	-	-

For the period ended June 30, 2013:
	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$ 53,771	$ -	$ -	$ 53,771
U.S. Small Cap 500 Volatility Weighted Fund	15,482	-	-	15,482
International 500 Volatility Weighted Fund	107,622	-	-	107,622
Emerging Market 500 Volatility Weighted Fund	25,766	-	-	25,766
REC Enhanced Volatility Weighted Fund	63,046	-	-	63,046
U.S. 500 Enhanced Volatility Weighted Fund	47,928	-	-	47,928
Long/Short Strategies Fund	-	-	-	-
International 500 Enhanced Volatility Weighted Fund	125,231	-	-	125,231
Commodity Strategies Enhanced Volatility Weighted Fund	-	-	-	-
Commodity Strategies Volatility Weighted Fund	-	-	-	-
Market Neutral Income Fund	-	-	-	-
Enhanced Fixed Income Fund	49,482	-	3,761	53,243
Ultra Short-Term Fixed Income Fund	22,800	-	-	22,800

For the year ended November 30, 2012:
	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Multi-Asset Balanced Fund	$ -	$ 610,911	$ -	$ 610,911
Multi-Asset Growth Fund	-	-	-	-
Alternative Strategies Fund	-	-	-	-

As of June 30, 2014, the components of distributable earnings / (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Non-	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Controlling	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	Interest	(Depreciation)	Earnings/(Deficits)
U.S. 500 Volatility Weighted Fund	$ 812,053	$ 850,131	$ -	$ -	$ -	$ -	$ 6,367,162	$ 8,029,346
U.S. Small Cap 500 Volatility Weighted Fund	486,241	330,269	-	-	-	-	1,686,216	2,502,726
International 500 Volatility Weighted Fund	1,155,930	728,572	-	-	-	-	2,602,779	4,487,281
Emerging Market 500 Volatility Weighted Fund	27,130	-	(40,520)	-	(168,662)	-	1,248,164	1,066,112
REC Enhanced Volatility Weighted Fund	-	-	-	-	-	-	1,305,567	1,305,567
U.S. 500 Enhanced Volatility Weighted Fund	2,371,047	1,644,464	-	-	-	-	20,242,420	24,257,931
Long/Short Strategies Fund	-	23,882	-	-	(61,416)	-	974,223	936,689
International 500 Enhanced Volatility Weighted Fund	2,714,848	1,058,085	-	-	-	-	5,908,789	9,681,722
Commodity Strategies Enhanced Vol Weighted Fund	121,093	-	(22,647)	13,773	(57,057)	-	4,769	59,931
Commodity Strategies Volatility Weighted Fund	1,456,795	-	(94)	(787,029)	-	-	17,348	687,020
Market Neutral Income Fund	-	-	(146,164)	-	(1,169,033)	-	1,304,008	(11,189)
Enhanced Fixed Income Fund	127,927	-	(186,732)	-	(14,535)	-	115,019	41,679
Ultra Short-Term Fixed Income Fund	2,823	-	-	(2,616)	-	-	-	207
Multi-Asset Balanced Fund	-	-	-	-	-	-	6,637,368	6,637,368
Multi-Asset Growth Fund	436,860	-	-	-	-	-	6,171,707	6,608,567
Alternative Strategies Fund	-	-	(5,493,744)	-	-	-	3,123,539	(2,370,205)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts and adjustments for C-Corporation return of capital distributions, passive foreign investment companies and the Funds’ wholly-owned subsidiaries.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Late Year
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	-
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	61,416
International 500 Enhanced Volatility Weighted Fund	-
Commodity Strategies Enhanced Volatility Weighted Fund	-
Commodity Strategies Volatility Weighted Fund	-
Market Neutral Income	-
Enhanced Fixed Income Fund	-
Ultra Short-Term Fixed Income Fund	-
Multi-Asset Balanced Fund	-
Multi-Asset Growth Fund	-
Alternative Strategies Fund	-

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Post October
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	168,662
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	-
International 500 Enhanced Volatility Weighted Fund	-
Commodity Strategies Enhanced Volatility Weighted Fund	57,057
Commodity Strategies Volatility Weighted Fund	-
Market Neutral Income Fund	1,169,033
Enhanced Fixed Income Fund	14,535
Ultra Short-Term Fixed Income Fund	-
Multi-Asset Balanced Fund	-
Multi-Asset Growth Fund	-
Alternative Strategies Fund	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

At June 30, 2014 the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring FYE	Short-Term	Long-Term	Total
U.S. 500 Volatility Weighted Fund		$ -	$ -	$ -
U.S. Small Cap 500 Volatility Weighted Fund		-	-	-
International 500 Volatility Weighted Fund		-	-	-
Emerging Market 500 Volatility Weighted Fund	Non-expiring	10,770	29,750	40,520
REC Enhanced Volatility Weighted Fund		-	-	-
U.S. 500 Enhanced Volatility Weighted Fund		-	-	-
Long/Short Strategies Fund		-	-	-
International 500 Enhanced Volatility Weighted Fund		-	-	-
Commodity Strategies Enhanced Volatility Weighted Fund	Non-expiring	22,647	-	22,647
Commodity Strategies Volatility Weighted Fund	Non-expiring	-	94	94
Market Neutral Income Fund	Non-expiring	-	146,164	146,164
Enhanced Fixed Income Fund	Non-expiring	118,521	68,211	186,732
Ultra Short-Term Fixed Income Fund		-	-	-
Multi-Asset Balanced Fund		-	-	-
Multi-Asset Growth Fund		-	-	-
Alternative Strategies Fund	11/30/18	7,027	-	7,027
	11/30/19	4,438,025	-	4,438,025
	Non-expiring	-	1,048,692	1,048,692

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains (losses), the reclassification of fund distributions and tax adjustments for passive foreign investment companies and C-Corporation return-of-capital distributions, resulted in reclassification for the period ended June 30, 2014 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
U.S. 500 Volatility Weighted Fund	$ -	$ 314,207	$ (314,207)
U.S. Small Cap 500 Volatility Weighted Fund	-	639,826	(639,826)
International 500 Volatility Weighted Fund	-	852,145	(852,145)
Emerging Market 500 Volatility Weighted Fund	-	19,560	(19,560)
REC Enhanced Volatility Weighted Fund	-	-	-
U.S. 500 Enhanced Volatility Weighted Fund	-	1,082,853	(1,082,853)
Long/Short Strategies Fund	(71,583)	141,998	(70,415)
International 500 Enhanced Volatility Weighted Fund	-	1,326,720	(1,326,720)
Commodity Strategies Enhanced Volatility Weighted Fund	-	-	-
Commodity Strategies Volatility Weighted Fund	-	-	-
Market Neutral Income Fund	(9,959)	(5,577)	15,536
Enhanced Fixed Income Fund	-	132,348	(132,348)
Ultra Short-Term Fixed Income Fund	-	794	(794)
Multi-Asset Balanced Fund	(22,675)	(1,093,992)	1,116,667
Multi-Asset Growth Fund	-	167,882	(167,882)
Alternative Strategies Fund	(267,488)	250,739	16,749

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

(8)

INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor.  Companies which are affiliates of the Funds’ at June 30, 2014 are noted in the Funds’ Schedule of Investments.   Transactions during the year and/or period ended June 30, 2014 with companies which are affiliates are as follows:

Long/Short Strategies Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period
Compass EMP Ultra Short-Term Fixed Income Fund	$ 542,207	$ 848,000	$ 1,390,207	$ -	$ -	$ 1,518	$ -

Commodity Strategies Enhanced Volatility Weighted Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period
Compass EMP Ultra Short-Term Fixed Income Fund	$ 923,100	$ 452,816	$ 923,100	$ -	$ -	$ 604	$ 452,816

Commodity Strategies Volatility Weighted Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period
Compass EMP Ultra Short-Term Fixed Income Fund	$ 553,850	$ 312,213	$ 309,290	$ -	$ -	$ 2,976	$ 556,773

Market Neutral Income Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period
Compass EMP Ultra Short-Term Fixed Income Fund	$ 480,570	$ 990,580	$ 1,471,150	$ -	$ -	$ 3,651	$ -

Enhanced Fixed Income Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - End of Period
Compass EMP Ultra Short-Term Fixed Income Fund	$ 1,548,398	$ 1,302,449	$ 839,470	$ -	$ -	$ 11,211	$ 2,011,377

Multi-Asset Balanced Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	LTCG from Affiliates	Value - End of Period
Compass EMP Enhanced Fixed Income Fund - Cl. I	$ 23,518,794	$ 1,293,617	$ 7,530,933	$ 89,808	$ 86,908	$ 44,269	$ -	$ 17,458,194
Compass EMP Market Neutral Income Fund - Cl. I	7,828,127	6,377,115	303,088	(11,980)	140,845	83,167	-	14,031,019
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	3,736,631	121,777	1,002,987	14,856	102,189	-	-	2,972,466
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	3,639,810	125,976	1,124,366	35,467	286,051	-	-	2,962,938
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	2,780,459	235,339	33,146	374	178,520	17,114	-	3,161,546
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,259,847	588,522	660,352	48,747	524,255	351,131	-	11,761,019
Compass EMP International 500 Volatility Weighted Fund - Cl. I	8,433,817	441,096	411,006	29,134	325,732	350,234	403	8,818,773
Compass EMP Long/Short Strategies Fund - Cl. I	6,772,303	248,221	174,573	315	126,779	-	-	6,973,045
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	2,730,365	1,522,762	75,993	(2,273)	206,043	74,477	1,349	4,380,904
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	14,779,072	248,991	1,645,289	138,458	911,999	187,118	1,336	14,433,231
Compass EMP US 500 Volatility Weighted Fund - Cl. I	10,560,522	339,859	843,643	70,127	697,361	181,351	872	10,824,226
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	3,700,731	233,785	295,875	23,675	(101,604)	183,796	338	$ 3,560,712
TOTAL	$ 99,740,478	$ 11,777,060	$ 14,101,251	$ 436,708	$ 3,485,078	$ 1,472,657	$ 4,298	$ 101,338,073

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Multi-Asset Growth Fund

Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	LTCG from Affiliates	Value - End of Period
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	$ 2,991,563	$ 326,651	$ 216,413	$ 647	$ 182,959	$ 17,637	$ -	$ 3,285,407
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,810,179	97,691	900,101	100,804	462,714	350,808	-	11,571,287
Compass EMP International 500 Volatility Weighted Fund - Cl. I	8,875,346	669,163	619,039	36,169	325,612	355,034	405	9,287,251
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	15,437,934	462,322	2,654,452	203,990	841,207	187,625	1,340	14,291,001
Compass EMP US 500 Volatility Weighted Fund - Cl. I	11,153,614	360,666	960,860	65,893	721,733	182,770	875	11,341,046
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	4,071,008	270,335	570,385	64,108	(144,132)	184,606	339	3,690,934
TOTAL	$ 54,339,644	$ 2,186,828	$ 5,921,250	$ 471,611	$ 2,390,093	$ 1,278,480	$ 2,959	$ 53,466,926

Alternative Strategies Fund

Affiliated Holding	Value - Beginning of Period	Deconsolidation	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	LTCG from Affiliates	Value - End of Period
Compass EMP Market Neutral Income Fund - Cl. I	$ 12,978,762	$ -	$ -	$ 2,328,061	$ (23,813)	$ 104,838	$ 67,135	$ -	$ 10,731,726
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	-	8,205,808	-	2,245,071	238,454	(234,495)	-	-	5,964,696
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	7,719,112	-	296,071	1,515,895	109,457	228,174	227,471	-	6,836,919
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	7,195,663	-	2,709,882	1,229,309	(27,612)	464,810	173,434	3,497	9,113,434
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	10,095,313	-	-	2,426,916	198,968	438,526	123,614	898	8,305,891
Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I	791,063	(791,063)	452,816	-	-	-	1,687	-	452,816
TOTAL	$ 38,779,913	$ 7,414,745	$ 3,458,769	$ 9,745,252	$ 495,454	$ 1,001,853	$ 593,341	$ 4,395	$ 41,405,482

Transactions during the year ended November 30, 2013 with companies which are affiliates are as follows:

Multi-Asset Balanced Fund

Affiliated Holding	Value - November 30, 2012	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - November 30, 2013
Compass EMP Enhanced Fixed Income Fund - Cl. I	$ -	$ 24,282,211	$ 930,778	$ (117)	$ 167,479	$ 17,848	$ 23,518,794
Compass EMP Market Neutral Income Fund - Cl. I	-	9,650,000	1,567,191	(39,009)	(215,673)	-	7,828,127
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	-	4,099,289	336,255	(1,063)	(25,341)	-	3,736,631
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	-	4,062,446	323,114	(4,440)	(95,082)	-	3,639,810
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	-	3,101,039	363,532	5,159	37,793	8,400	2,780,459
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	11,464,887	981,535	34,087	742,407	16,930	11,259,847
Compass EMP International 500 Volatility Weighted Fund - Cl. I	-	8,604,063	760,269	30,498	559,525	16,425	8,433,817
Compass EMP Long/Short Strategies Fund - Cl. I	-	7,128,938	443,693	3,844	83,214	-	6,772,303
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	-	2,931,376	125,000	(2,217)	(73,794)	505	2,730,365
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	15,286,585	1,479,560	51,162	920,885	18,042	14,779,072
Compass EMP US 500 Volatility Weighted Fund - Cl. I	-	10,922,092	1,074,469	48,866	664,033	21,762	10,560,522
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	-	3,637,078	350,000	13,711	399,942	3,741	$ 3,700,731
TOTAL	$ -	$ 105,170,004	$ 8,735,396	$ 140,481	$ 3,165,388	$ 103,653	$ 99,740,478

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

Multi-Asset Growth Fund

Affiliated Holding	Value - November 30, 2012	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - November 30, 2013
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	$ -	$ 3,000,000	$ 3,003,191	$ 3,191	$ -	$ -	$ -
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	-	3,187,315	3,012,865	(174,450)	-	-	-
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	-	3,414,682	472,981	6,748	43,114	9,270	2,991,563
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	12,386,978	1,782,014	171,220	1,033,994	19,004	11,810,179
Compass EMP International 500 Volatility Weighted Fund - Cl. I	-	9,550,000	1,328,617	65,146	588,818	18,443	8,875,346
Compass EMP Long/Short Strategies Fund - Cl. I	-	3,323,291	3,228,769	(94,522)	-	-	-
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	16,848,163	2,580,437	208,270	961,938	20,244	15,437,934
Compass EMP US 500 Volatility Weighted Fund - Cl. I	-	12,036,410	1,727,055	142,933	701,326	24,403	11,153,614
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	-	3,991,279	420,000	46,278	453,450	4,137	4,071,008
TOTAL	$ -	$ 67,738,118	$ 17,555,929	$ 374,814	$ 3,782,640	$ 95,501	$ 54,339,644

Alternative Strategies Fund

Affiliated Holding	Value - November 30, 2012	Purchases	Sales Proceeds	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Dividend Income	Value - November 30, 2013
Compass EMP Long/Short Fixed Income Fund - Cl. I	$ -	$ 16,034,418	$ 3,012,805	$ (3,120)	$ (39,731)	$ -	$ 12,978,762
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	-	9,400,000	2,261,985	72,145	508,953	12,688	7,719,112
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	-	9,035,093	1,616,431	(28,522)	(194,477)	1,458	7,195,663
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	-	12,559,352	3,163,929	70,851	629,039	13,519	10,095,313
Compass EMP Ultra Short-Term Fixed Income Fund - Cl. I	782,425	2,396,945	2,388,307	-	-	7,773	791,063
TOTAL	$ 782,425	$ 49,425,808	$ 12,443,457	$ 111,354	$ 903,784	$ 35,438	$ 38,779,913

(9)

INVESTMENTS IN MAJORITY OWNED SUBSIDIARIES

As explained in Note (e), the Alternative Strategies Fund, as a result of acquiring a controlling interest in Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and its wholly owned CFC, and Compass EMP Commodity Strategies Volatility Weighted Fund and its wholly owned CFC, has presented its financial statements on a consolidated basis.  The following schedule shows the details of and changes in the components of Non-Controlling Interest during the period ended June 30, 2014.

			Accumulated Net	Net Unrealized
			Realized Gain (Loss)	Appreciation (Depreciation)
		Accmulated	on Investments,	on Investments,
		Net Investment	Foreign Currency and	Foreign Currency and
	Paid In Capital	Income (Loss)	Futures Contracts	Futures Contracts	Total

Non-Controlling Interest on Dates at November 30, 2013	$ 24,932,122	$ (133,907)	$ (835,596)	$ 400,422	$ 24,363,041

Change in Non-Controlling Interest from Shares Transactions

Non-Controlling interest on dates of deconsolidation	(8,799,112)				(8,799,112)

Proceeds from shares sold	2,820,603				2,820,603

Cost of shares Redeemed	(2,643,745)				(2,643,745)

Net Change in Non-Controlling Interest from Share Transactons	(8,622,254)				(8,622,254)

Net loss attributable to Non-Controlling Interest consisting of:

Net Investment Loss		(72,330)			(72,330)

Net realized gain(loss) on investments, foreign currency
and futures contracts			524,843		524,843

Net change in unrealized appreciation (depreciation) on
investments, foreign currency and futures contracts				741,980	741,980

Net loss attributable to Non-Controlling Interest	-	(72,330)	524,843	741,980	1,194,493

Non-Controlling Interest at June 30, 2014	$ 16,309,868	$ (206,237)	$ (310,753)	$ 1,142,402	$ 16,935,280

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2014

(10)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMPASS EMP FUNDS

EXPENSE EXAMPLES

June 30, 2014 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COMPASS EMP FUNDS

EXPENSE EXAMPLES (Continued)

June 30, 2014 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(a)	Ending Account Value 6/30/14	Expenses Paid During Period(a)

Compass EMP U.S. 500 Vol. Weighted – Cl. A	1.20%	$1,000.00	$1,063.50	$6.14	$1,018.84	$6.01
Compass EMP U.S. 500 Vol. Weighted – Cl. C	1.95%	$1,000.00	$1,060.10	$9.96	$1,015.12	$9.74
Compass EMP U.S. 500 Vol. Weighted – Cl. I	0.95%	$1,000.00	$1,065.50	$4.87	$1,020.08	$4.76
Compass EMP U.S. 500 Vol. Weighted – Cl. T	1.45%	$1,000.00	$1,062.70	$7.42	$1,017.60	$7.25
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. A	1.25%	$1,000.00	$1,014.90	$6.24	$1,018.60	$6.26
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. C	2.00%	$1,000.00	$1,011.40	$9.97	$1,014.88	$9.99
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. I	1.00%	$1,000.00	$1,015.90	$5.00	$1,019.84	$5.01
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. T	1.50%	$1,000.00	$1,013.80	$7.49	$1,017.36	$7.50
Compass EMP Intl. 500 Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,066.20	$7.17	$1,017.85	$7.00
Compass EMP Intl. 500 Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,062.50	$10.99	$1,014.13	$10.74
Compass EMP Intl. 500 Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,067.40	$5.89	$1,019.09	$5.76
Compass EMP Intl. 500 Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,065.00	$8.45	$1,016.61	$8.25
Compass EMP Emerging Market 500 Vol. Weighted – Cl. A	1.45%	$1,000.00	$1,074.40	$7.46	$1,017.60	$7.25
Compass EMP Emerging Market 500 Vol. Weighted – Cl. C	2.20%	$1,000.00	$1,070.60	$11.29	$1,013.88	$10.99
Compass EMP Emerging Market 500 Vol. Weighted – Cl. I	1.20%	$1,000.00	$1,076.60	$6.18	$1,018.84	$6.01
Compass EMP Emerging Market 500 Vol. Weighted – Cl. T	1.70%	$1,000.00	$1,072.90	$8.74	$1,016.36	$8.50
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,060.50	$8.17	$1,016.86	$8.00
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,057.20	$11.99	$1,013.14	$11.73
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,061.60	$6.90	$1,018.10	$6.76
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$1,059.40	$9.45	$1,015.62	$9.25
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. A	1.65%	$1,000.00	$1,065.30	$8.45	$1,016.61	$8.25
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. C	2.40%	$1,000.00	$1,060.40	$12.26	$1,012.89	$11.98
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. I	1.40%	$1,000.00	$1,065.60	$7.17	$1,017.85	$7.00
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. T	1.90%	$1,000.00	$1,063.90	$9.72	$1,015.37	$9.49
Compass EMP REC Enhanced Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,089.10	$7.25	$1,017.85	$7.00
Compass EMP REC Enhanced Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,084.20	$11.11	$1,014.13	$10.74
Compass EMP REC Enhanced Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,090.20	$5.96	$1,019.09	$5.76
Compass EMP REC Enhanced Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,087.40	$8.54,	$1,016.61	$8.25
Compass EMP Commodity Strategies Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,090.30	$7.26	$1,017.85	$7.00
Compass EMP Commodity Strategies Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,086.60	$11.12	$1,014.13	$10.74
Compass EMP Commodity Strategies Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,091.10	$5.96	$1,019.09	$5.76
Compass EMP Commodity Strategies Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,088.30	$8.54	$1,016.61	$8.25
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,039.20	$8.09	$1,016.86	$8.00
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,035.10	$11.86	$1,013.14	$11.73
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,040.10	$6.83	$1,018.10	$6.76
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$ 1,037.10	$9.34	$1,015.62	$9.25
Compass EMP Long/Short Strategies – Cl. A	1.60%	$1,000.00	$1,029.90	$8.05	$1,016.86	$8.00
Compass EMP Long/Short Strategies – Cl. C	2.35%	$1,000.00	$1,026.50	$11.81	$1,013.14	$11.73
Compass EMP Long/Short Strategies – Cl. I	1.35%	$1,000.00	$1,031.70	$6.80	$1,018.10	$6.76
Compass EMP Long/Short Strategies – Cl. T	1.85%	$1,000.00	$1,028.10	$9.30	$1,015.62	$9.25
Compass EMP Market Neutral Income – Cl. A	1.15%	$1,000.00	$1,024.00	$5.77	$1,019.09	$5.76
Compass EMP Market Neutral Income – Cl. C	1.90%	$1,000.00	$1,020.10	$9.52	$1,015.37	$9.49
Compass EMP Market Neutral Income – Cl. I	0.90%	$1,000.00	$1,025.90	$4.52	$1,020.33	$4.51
Compass EMP Market Neutral Income – Cl. T	1.40%	$1,000.00	$1,023.20	$7.02	$1,017.85	$7.00
Compass EMP Enhanced Fixed Income – Cl. A	0.85%	$1,000.00	$1,017.50	$4.25	$1,020.58	$4.26
Compass EMP Enhanced Fixed Income – Cl. C	1.60%	$1,000.00	$1,013.40	$7.99	$1,016.86	$8.00
Compass EMP Enhanced Fixed Income – Cl. I	0.60%	$1,000.00	$1,018.70	$3.00	$1,021.82	$3.01
Compass EMP Enhanced Fixed Income – Cl. T	1.10%	$1,000.00	$1,016.50	$5.50	$1,019.34	$5.51
Compass Ultra Short-Term Fixed Income – Cl. A	0.50%	$1,000.00	$1,001.50	$2.48	$1,022.32	$2.51
Compass Ultra Short-Term Fixed Income – Cl. I	0.25%	$1,000.00	$1,003.20	$1.24	$1,023.55	$1.25
Compass EMP Multi-Asset Balanced – Cl. A	0.50%	$1,000.00	$1,044.50	$2.53	$1,022.32	$2.51
Compass EMP Multi-Asset Balanced – Cl. C	1.25%	$1,000.00	$1,041.00	$2.53	$1,018.60	$2.50
Compass EMP Multi-Asset Balanced – Cl. T	0.75%	$1,000.00	$1,042.90	$2.53	$1,021.08	$2.51
Compass EMP Multi-Asset Growth – Cl. A	0.50%	$1,000.00	$1,057.30	$2.55	$1,022.32	$2.51
Compass EMP Multi-Asset Growth – Cl. C	1.25%	$1,000.00	$1,053.80	$2.55	$1,018.60	$2.50
Compass EMP Multi-Asset Growth – Cl. T	0.75%	$1,000.00	$1,055.40	$2.55	$1,021.08	$2.51
Compass EMP Alternative Strategies – Cl. A	0.50%	$1,000.00	$1,050.60	$2.54	$1,022.32	$2.51
Compass EMP Alternative Strategies – Cl. C	1.25%	$1,000.00	$1,048.00	$2.54	$1,018.60	$2.50
Compass EMP Alternative Strategies – Cl. T	0.75%	$1,000.00	$1,050.20	$2.54	$1,021.08	$2.51

(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Donald T. Benson 1943	Trustee	Since July 2012; Indefinite	Principal, Texas Tenn LLC (Consulting) (May 2008-present); CEO and President, Trisurant (Insurance Third Party Administrator) (May 2005 – June 2008)	16	None
John M. Gering 1950	Trustee	Since July 2012; Indefinite	Organizational Effectiveness Group Director, HCA, Inc. (Health Care Facility Operator) (October 2005-present)	16	None
Ottis E. Mims 1950	Trustee	Since July 2012; Indefinite	Senior Pastor, Judson Baptist Church (January 2006-present)	16	None

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Interested Trustee and Officers of the Trust

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
David J. Moore(1)(2) 1952	Trustee	Since July 2012; Indefinite	Chairman, Compass EMP (Jan. 1996-present).	16	None
Stephen M. Hammers 1968	President	Since July 2012; Indefinite	Managing Partner, Co-Founder and Chief Investment Officer of Compass EMP (March 2003-present).	N/A	N/A
Robert W. Walker(2) 1967	Treasurer	Since July 2012; Indefinite	President, Compass EMP (March 2009-present); Independent Consultant (April 2008-March 2009); Senior Vice President and Partner, KPAC Solutions (Private Investment Company) (Nov. 2006 – April 2008).	N/A	N/A
Richard Gleason 1977	Assistant Treasurer	Since July 2012; Indefinite	AVP - Fund Administration, Gemini Fund Services, LLC (2012 - present); Manager - Fund Administration, Gemini Fund Services, LLC (2008-2012)	N/A	N/A
Pleshetta J. Loftin 1968	Secretary	Since July 2012; Indefinite

Chief Compliance Officer, Compass EMP (December 2011-present); Chief Compliance Officer / Registered Principal, FSC Securities (November 2007 – January 2012); Director of Compliance, BBVA Wealth Solutions, Inc. (March 1999 – December 2011)

				N/A	N/A
James P. Ash 1976	Assistant Secretary	Since July 2012; Indefinite

Senior Vice President, Gemini Fund Services, LLC (2012-present); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A

(1) Mr. Moore is deemed to be an interested Trustee because of his controlling ownership interest in the Trust's investment adviser.

(2) Mr. Moore is Mr. Walker's father-in-law.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-944-4367.

PRIVACY NOTICE

Rev. July 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates' everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

■  Compass EMP Funds Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014	2013
Compass EMP U.S. 500 Volatility Weighted Compass EMP U.S. Small Cap 500 Volatility Weighted	$8,000 $8,000	$0 $0
Compass EMP International 500 Volatility Weighted	$8,000	$0
Compass EMP Emerging Market 500 Volatility Weighted	$8,000	$0
Compass EMP REC Enhanced Volatility Weighted	$8,000	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted	$8,000	$0
Compass EMP Long/Short Strategies	$10,000	$0
Compass EMP International 500 Enhanced Volatility Weighted	$8,000	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted	$11,500	$0
Compass EMP Commodity Strategies Volatility Weighted	$11,500	$0
Compass EMP Market Neutral Income	$10,000	$0
Compass EMP Enhanced Fixed Income	$8,000	$0
Compass EMP Ultra Short-Term Fixed Income	$6,000	$0
Compass EMP Multi-Asset Balanced	$6,000	$30,000
Compass EMP Multi-Asset Growth	$6,000	$30,000
Compass EMP Alternative Strategies	$16,000	$30,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014	2013
Compass EMP U.S. 500 Volatility Weighted	$2,000	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted	$2,000	$0
Compass EMP International 500 Volatility Weighted	$2,000	$0
Compass EMP Emerging Market 500 Volatility Weighted	$2,000	$0
Compass EMP REC Enhanced Volatility Weighted	$2,000	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted	$2,000	$0
Compass EMP Long/Short Strategies	$2,000	$0
Compass EMP International 500 Enhanced Volatility Weighted	$2,000	$0
Compass EMP Commodity Strategies Enhanced Volatility Weighted	$3,500	$0
Compass EMP Commodity Strategies Volatility Weighted	$3,500	$0
Compass EMP Market Neutral Income	$2,000	$0
Compass EMP Enhanced Fixed Income	$2,000	$0
Compass EMP Ultra Short-Term Fixed Income	$2,000	$0
Compass EMP Multi-Asset Balanced	$2,000	$6,000
Compass EMP Multi-Asset Growth	$2,000	$6,000
Compass EMP Alternative Strategies	$2,000	$6,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Trust

By Stephen M. Hammers	/s/ Stephen M. Hammers
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Stephen M. Hammers	/s/ Stephen M. Hammers
President
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Robert W. Walker	/s/ Robert W. Walker
Treasurer
Date: September 8, 2014